UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01944

Principal Variable Contracts Funds, Inc. (Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080 (Address of principal executive offices)

Princor Financial Services Corporation, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	December 31, 2011
Date of reporting period:	September 30, 2011

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Asset Allocation Account
September 30, 2011 (unaudited)

COMMON STOCKS - 51.72%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Advertising - 0.09%			Banks - 4.15%
Interpublic Group of Cos Inc	898	$ 7	Banco Bilbao Vizcaya Argentaria SA	4,248	$ 35
JCDecaux SA (a)	62	2	Banco Bilbao Vizcaya Argentaria SA - Rights	4,248	1
Omnicom Group Inc	441	16	(a)
Publicis Groupe SA	83	3	Banco de Sabadell SA	1,171	4
WPP PLC	2,186	20	Banco Popolare SC	1,435	2
		$ 48	Banco Popular Espanol SA	793	4
			Banco Santander SA	8,200	67
Aerospace & Defense - 1.00%			Bank of America Corp	23,202	142
Alliant Techsystems Inc	812	44	Bank of East Asia Ltd	4,335	13
BAE Systems PLC	3,144	13	Bank of New York Mellon Corp/The	3,207	60
Boeing Co/The	1,340	81	Barclays PLC	12,654	31
European Aeronautic Defence and Space Co	326	9	BB&T Corp	1,588	34
NV			BNP Paribas	1,017	40
Finmeccanica SpA	345	2	BOC Hong Kong Holdings Ltd	10,000	21
General Dynamics Corp	516	29	Capital One Financial Corp	1,053	42
L-3 Communications Holdings Inc	231	14	Citigroup Inc	6,675	171
Lockheed Martin Corp	312	23	Comerica Inc	405	9
Northrop Grumman Corp	312	16	Commerzbank AG (a)	474	1
Raytheon Co	2,000	82	Credit Agricole SA	1,106	8
Rolls-Royce Holdings PLC (a)	2,831	26
			Credit Suisse Group AG (a)	1,188	31
Safran SA	119	4	Danske Bank A/S (a)	371	5
Thales SA	78	3	Deutsche Bank AG	918	32
United Technologies Corp	2,709	191	DnB NOR ASA	662	7
		$ 537	Erste Group Bank AG	156	4
Agriculture - 1.10%			Fifth Third Bancorp	1,966	20
Altria Group Inc	1,479	40	First Republic Bank/San Francisco CA (a)	1,561	36
British American Tobacco PLC	1,556	66	Goldman Sachs Group Inc/The	1,918	181
Imperial Tobacco Group PLC	836	28	Hang Seng Bank Ltd	3,200	37
Lorillard Inc	219	24	HSBC Holdings PLC	12,190	93
Philip Morris International Inc	5,217	325	Huntington Bancshares Inc/OH	1,913	9
Reynolds American Inc	2,665	100	Intesa Sanpaolo SpA	9,953	16
Swedish Match AB	292	10	JP Morgan Chase & Co	10,993	331
		$ 593	Julius Baer Group Ltd (a)	178	6
			KBC Groep NV	80	2
Airlines - 0.02%			KeyCorp	1,994	12
Deutsche Lufthansa AG	118	1	Lloyds Banking Group PLC (a)	29,737	16
Southwest Airlines Co	1,331	11	M&T Bank Corp	278	19
		$ 12	National Bank of Greece SA (a)	432	2
Apparel - 0.26%			Nordea Bank AB	2,567	21
Adidas AG	144	9	Northern Trust Corp	231	8
Burberry Group PLC	297	5	PNC Financial Services Group Inc	1,104	53
Christian Dior SA	49	5	Regions Financial Corp	2,684	9
			Royal Bank of Scotland Group PLC (a)	11,938	4
Coach Inc	230	12
Nike Inc	303	26	Skandinaviska Enskilda Banken AB	1,124	6
Ralph Lauren Corp	53	7	Societe Generale SA	705	18
VF Corp	638	78	Standard Chartered PLC	1,632	33
		$ 142	State Street Corp	2,907	94
			SunTrust Banks Inc	1,109	20
Automobile Manufacturers - 0.31%			Svenska Handelsbanken AB	544	14
Bayerische Motoren Werke AG	313	21	Swedbank AB	598	7
Daimler AG	769	34	UBS AG (a)	2,605	30
Fiat Industrial SpA (a)	641	5	UniCredit SpA	15,553	17
Fiat SpA	729	4	Unione di Banche Italiane SCPA	510	2
Ford Motor Co (a)	3,676	35	US Bancorp	4,051	95
PACCAR Inc	423	14	Wells Fargo & Co	10,715	258
Peugeot SA	142	3	Zions Bancorporation	295	4
Porsche Automobil Holding SE	145	7			$ 2,237
Renault SA	178	6
Scania AB	260	4	Beverages - 1.29%
Volkswagen AG	27	3	Anheuser-Busch InBev NV	397	21
Volkswagen AG - Pref Shares	131	17	Brown-Forman Corp	127	9
Volvo AB - B Shares	1,495	15	Coca-Cola Co/The	3,945	266
			Coca-Cola Enterprises Inc	733	18
		$ 168	Constellation Brands Inc (a)	501	9
Automobile Parts & Equipment - 0.26%			Diageo PLC	2,077	40
BorgWarner Inc (a)	1,037	63	Heineken NV	353	16
Cie Generale des Etablissements Michelin	205	12	Molson Coors Brewing Co	431	17
Continental AG (a)	75	4	PepsiCo Inc	4,142	256
Johnson Controls Inc	2,143	57	Pernod-Ricard SA	174	14
Nokian Renkaat OYJ	112	3	SABMiller PLC	907	30
		$ 139			$ 696

See accompanying notes

1

Schedule of Investments
Asset Allocation Account
September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Biotechnology - 0.56%			Computers (continued)
Amgen Inc	2,333	$ 128	Cognizant Technology Solutions Corp (a)	573	$ 36
Biogen Idec Inc (a)	1,054	98	Dell Inc (a)	2,995	42
Gilead Sciences Inc (a)	1,526	60	EMC Corp/Massachusetts (a)	4,116	86
Life Technologies Corp (a)	291	11	Hewlett-Packard Co	5,504	124
Novozymes A/S	41	6	IBM Corp	2,320	406
		$ 303	Lexmark International Inc (a)	176	5
			NetApp Inc (a)	699	24
Building Materials - 0.05%			SanDisk Corp (a)	3,998	161
Cie de St-Gobain	340	13	Teradata Corp (a)	344	18
Geberit AG (a)	48	9
			Western Digital Corp (a)	1,499	39
Lafarge SA	82	3			$ 1,602
		$ 25
			Consumer Products - 0.33%
Chemicals - 1.04%			Avery Dennison Corp	178	4
Air Liquide SA	283	33	Clorox Co/The	792	53
Air Products & Chemicals Inc	175	13	Fortune Brands Inc	125	7
Airgas Inc	90	6	Henkel AG & Co KGaA	126	6
Akzo Nobel NV	95	4	Henkel AG & Co KGaA - Pref Shares	153	8
BASF SE	1,050	64	Husqvarna AB	321	1
Bayer AG	758	42	Kimberly-Clark Corp	1,136	81
CF Industries Holdings Inc	591	73	Reckitt Benckiser Group PLC	341	17
Dow Chemical Co/The	398	9			$ 177
Ecolab Inc	276	13
EI du Pont de Nemours & Co	2,598	104	Cosmetics & Personal Care - 0.90%
FMC Corp	139	10	Avon Products Inc	418	8
Givaudan SA (a)	8	6	Beiersdorf AG	84	5
International Flavors & Fragrances Inc	127	7	Colgate-Palmolive Co	465	41
Johnson Matthey PLC	201	5	L'Oreal SA	135	13
K+S AG	126	7	Procter & Gamble Co	6,668	421
Koninklijke DSM NV	426	19			$ 488
Lanxess AG	79	4
Linde AG	141	19	Distribution & Wholesale - 0.08%
Lonza Group AG (a)	39	2	Genuine Parts Co	388	20
Monsanto Co	498	30	Li & Fung Ltd	12,000	20
PPG Industries Inc	165	12	Wolseley PLC	210	5
Praxair Inc	452	42			$ 45
Sherwin-Williams Co/The	26	2	Diversified Financial Services - 0.51%
Sigma-Aldrich Corp	90	6	American Express Co	1,126	50
Solvay SA	16	1	Charles Schwab Corp/The	456	5
Syngenta AG	90	23	CME Group Inc	127	31
Yara International ASA	154	6	Deutsche Boerse AG (a)	142	7
		$ 562	Discover Financial Services	1,602	37
			E*Trade Financial Corp (a)	72	1
Coal - 0.13%
Consol Energy Inc	554	19	Federated Investors Inc	182	3
Peabody Energy Corp	1,437	49	Franklin Resources Inc	509	49
		$ 68	Hong Kong Exchanges and Clearing Ltd	2,734	40
			Janus Capital Group Inc	274	2
Commercial Services - 0.59%			Legg Mason Inc	386	10
Abertis Infraestructuras SA	127	2	NASDAQ OMX Group Inc/The (a)	339	8
Aggreko PLC	596	15	NYSE Euronext	490	11
Atlantia SpA	239	4	Old Mutual PLC	4,667	7
Automatic Data Processing Inc	1,259	59	SLM Corp	1,194	15
Capita Group PLC/The	999	11			$ 276
Edenred	160	4
Equifax Inc	178	6	Electric - 2.09%
			AES Corp/The (a)	1,054	10
Experian PLC	1,136	13
G4S PLC	2,842	12	Ameren Corp	883	26
Iron Mountain Inc	298	9	American Electric Power Co Inc	883	34
Mastercard Inc	152	48	CLP Holdings Ltd	5,000	45
Moody's Corp	234	7	Consolidated Edison Inc	440	25
Robert Half International Inc	235	5	Constellation Energy Group Inc	708	27
RR Donnelley & Sons Co	699	10	Dominion Resources Inc/VA	1,519	77
SGS SA	12	18	DTE Energy Co	440	22
Sodexo	105	7	Duke Energy Corp	1,930	39
Visa Inc	759	65	E.ON AG	1,883	41
Western Union Co/The	1,464	22	EDF SA	238	7
		$ 317	Edison International	436	17
			EDP - Energias de Portugal SA	1,725	5
Computers - 2.97%			Enel SpA	7,910	35
Apple Inc (a)	1,707	651	Entergy Corp	440	29
AtoS	31	1	Exelon Corp	708	30
Cap Gemini SA	264	9	FirstEnergy Corp	611	27

See accompanying notes

2

Schedule of Investments
Asset Allocation Account
September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Electric (continued)			Food (continued)
Fortum OYJ	445	$ 10	Carrefour SA	397	$ 9
GDF Suez	1,204	36	ConAgra Foods Inc	3,062	74
Iberdrola SA	4,527	31	Danone	647	40
Integrys Energy Group Inc	1,410	69	Delhaize Group SA	96	6
International Power PLC	959	4	Distribuidora Internacional de Alimentacion	397	2
NextEra Energy Inc	883	48	SA (a)
Northeast Utilities	708	24	General Mills Inc	1,506	58
NRG Energy Inc (a)	3,237	69	HJ Heinz Co	986	50
Pepco Holdings Inc	264	5	Kellogg Co	738	39
PG&E Corp	436	18	Koninklijke Ahold NV	1,195	14
Pinnacle West Capital Corp	175	7	Kraft Foods Inc	1,548	52
Power Assets Holdings Ltd	4,000	31	Kroger Co/The	1,492	33
PPL Corp	436	12	Nestle SA	2,689	148
Progress Energy Inc	708	37	Orkla ASA	638	5
Public Service Enterprise Group Inc	611	20	Safeway Inc	1,053	18
Red Electrica Corporacion SA	122	6	Sara Lee Corp	866	14
RWE AG	505	19	Smithfield Foods Inc (a)	4,214	82
SCANA Corp	175	7	Suedzucker AG	73	2
Scottish & Southern Energy PLC	714	14	SUPERVALU Inc	600	4
Southern Co	2,416	102	Sysco Corp	790	20
Terna Rete Elettrica Nazionale SpA	1,084	4	Tesco PLC	7,391	43
Verbund AG	70	2	Tyson Foods Inc	977	17
Wisconsin Energy Corp	1,086	34	Unilever NV	1,164	37
Xcel Energy Inc	883	22	Unilever PLC	1,029	32
		$ 1,127	Whole Foods Market Inc	1,872	122
			WM Morrison Supermarkets PLC	2,530	11
Electrical Components & Equipment - 0.25%					$ 948
Emerson Electric Co	2,383	98
Legrand SA	93	3	Food Service - 0.02%
Molex Inc	189	4	Compass Group PLC	1,645	13
Schneider Electric SA	514	28
Vestas Wind Systems A/S (a)	188	3
			Forest Products & Paper - 0.12%
		$ 136	International Paper Co	211	5
Electronics - 0.43%			MeadWestvaco Corp	2,022	50
Agilent Technologies Inc (a)	295	9	Stora Enso OYJ	107	1
Amphenol Corp	310	13	Svenska Cellulosa AB	200	2
Arrow Electronics Inc (a)	2,174	60	UPM-Kymmene OYJ	480	5
Jabil Circuit Inc	351	6			$ 63
Koninklijke Philips Electronics NV	991	18
Thermo Fisher Scientific Inc (a)	699	36	Gas - 0.25%
			CenterPoint Energy Inc	879	17
Tyco International Ltd	2,262	92	Centrica PLC	4,484	21
		$ 234	Enagas SA	173	3
Energy - Alternate Sources - 0.00%			Hong Kong & China Gas Co Ltd	11,000	25
First Solar Inc (a)	13	1	National Grid PLC	2,761	27
			NiSource Inc	440	10
			Sempra Energy	529	27
Engineering & Construction - 0.35%			Snam Rete Gas SpA	1,089	5
ABB Ltd (a)	2,145	37
ACS Actividades de Construccion y Servicios	153	5			$ 135
SA			Hand & Machine Tools - 0.06%
Aeroports de Paris	14	1	Sandvik AB	808	9
Aker Solutions ASA	118	1	Schindler Holding AG - PC	51	5
Bouygues SA	181	6	Stanley Black & Decker Inc	336	17
Ferrovial SA	414	5			$ 31
Foster Wheeler AG (a)	2,316	41
Jacobs Engineering Group Inc (a)	250	8	Healthcare - Products - 1.34%
Kvaerner ASA (a)	118	—	Baxter International Inc	961	54
Skanska AB	201	3	Becton Dickinson and Co	464	34
			Boston Scientific Corp (a)	2,319	14
URS Corp (a)	2,191	65
			CareFusion Corp (a)	336	8
Vinci SA	351	15
		$ 187	Cie Generale d'Optique Essilor International	219	16
			SA
Environmental Control - 0.12%			CR Bard Inc	225	20
Republic Services Inc	649	18	Fresenius SE & Co KGaA	109	10
Stericycle Inc (a)	91	7	Intuitive Surgical Inc (a)	69	25
Waste Management Inc	1,184	39	Johnson & Johnson	5,369	342
		$ 64	Luxottica Group SpA	93	2
			Medtronic Inc	1,862	62
Food - 1.76%			Patterson Cos Inc	254	7
Associated British Foods PLC	259	4	QIAGEN NV (a)	233	3
Campbell Soup Co	365	12	Smith & Nephew PLC	1,226	11

See accompanying notes

3

Schedule of Investments
Asset Allocation Account
September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Healthcare - Products (continued)			Insurance (continued)
Sonova Holding AG (a)	65	$ 6	Muenchener Rueckversicherungs AG	164	$ 20
St Jude Medical Inc	685	25	PartnerRe Ltd	802	42
Stryker Corp	668	31	Progressive Corp/The	874	15
Synthes Inc (b)	83	13	Prudential Financial Inc	1,294	61
Varian Medical Systems Inc (a)	338	18	Prudential PLC	2,121	18
Zimmer Holdings Inc (a)	442	24	RSA Insurance Group PLC	3,229	6
		$ 725	Sampo OYJ	659	17
			Standard Life PLC	2,117	7
Healthcare - Services - 0.70%			Swiss Re AG (a)	100	5
Aetna Inc	509	18	Travelers Cos Inc/The	534	26
CIGNA Corp	648	27	Unum Group	3,524	74
Coventry Health Care Inc (a)	3,290	95
DaVita Inc (a)	225	14	XL Group PLC	427	8
			Zurich Financial Services (a)	128	27
Fresenius Medical Care AG & Co KGaA	201	14			$ 1,088
Humana Inc	200	15
Laboratory Corp of America Holdings (a)	338	27	Internet - 0.97%
Quest Diagnostics Inc	254	12	Amazon.com Inc (a)	442	96
Tenet Healthcare Corp (a)	1,525	6	eBay Inc (a)	1,850	54
UnitedHealth Group Inc	1,236	57	Expedia Inc	328	8
Universal Health Services Inc	1,960	67	Google Inc (a)	379	195
WellPoint Inc	436	28	Priceline.com Inc (a)	75	34
		$ 380	Symantec Corp (a)	1,344	22
			Yahoo! Inc (a)	8,722	115
Holding Companies - Diversified - 0.22%					$ 524
Groupe Bruxelles Lambert SA	197	14
Hutchison Whampoa Ltd	6,000	44	Investment Companies - 0.03%
LVMH Moet Hennessy Louis Vuitton SA	167	22	Investor AB	536	9
Swire Pacific Ltd	2,000	21	Resolution Ltd	1,236	5
Wharf Holdings Ltd	3,300	16			$ 14

		$ 117	Iron & Steel - 0.14%
Home Builders - 0.11%			Allegheny Technologies Inc	33	1
DR Horton Inc	258	2	ArcelorMittal	796	13
Lennar Corp	278	4	Cliffs Natural Resources Inc	276	14
Toll Brothers Inc (a)	3,859	56	Nucor Corp	157	5
		$ 62	Salzgitter AG	14	1
			Steel Dynamics Inc	3,678	37
Home Furnishings - 0.02%			ThyssenKrupp AG	137	3
Electrolux AB	200	3	United States Steel Corp	54	1
Harman International Industries Inc	108	3	Voestalpine AG	96	3
Whirlpool Corp	64	3			$ 78
		$ 9
			Leisure Products & Services - 0.01%
Housewares - 0.01%			Carnival PLC	241	8
Newell Rubbermaid Inc	260	3

			Lodging - 0.09%
Insurance - 2.02%			Accor SA	203	5
ACE Ltd	400	24	Intercontinental Hotels Group PLC	357	6
Admiral Group PLC	254	5	Sands China Ltd (a)	7,600	18
Aegon NV (a)	1,388	6
			Starwood Hotels & Resorts Worldwide Inc	526	20
Aflac Inc	736	26			$ 49
Ageas	1,901	3
AIA Group Ltd	18,400	52	Machinery - Construction & Mining - 0.35%
Allianz SE	355	33	Atlas Copco AB - A Shares	562	10
Allstate Corp/The	634	15	Atlas Copco AB - B Shares	336	5
American International Group Inc (a)	200	4	Caterpillar Inc	2,332	172
Aon Corp	394	17			$ 187
Assicurazioni Generali SpA	2,414	38
Assurant Inc	1,540	55	Machinery - Diversified - 0.20%
			AGCO Corp (a)	1,467	51
Aviva PLC	2,675	13
AXA SA	1,380	18	Alstom SA	193	6
Berkshire Hathaway Inc - Class B (a)	1,978	140	Deere & Co	363	23
Chubb Corp/The	1,857	111	Hexagon AB	200	3
Fidelity National Financial Inc	3,678	56	Kone OYJ	138	6
Genworth Financial Inc (a)	600	3	MAN SE	85	7
Hartford Financial Services Group Inc	520	8	Metso OYJ	96	3
ING Groep NV (a)	4,194	30	Weir Group PLC/The	349	8
Legal & General Group PLC	4,570	7			$ 107
Lincoln National Corp	2,457	38	Media - 1.34%
Loews Corp	407	14	AMC Networks Inc (a)	108	3
Marsh & McLennan Cos Inc	634	17	British Sky Broadcasting Group PLC	740	8
MetLife Inc	1,047	29	Cablevision Systems Corp	435	7

See accompanying notes

4

Schedule of Investments
Asset Allocation Account
September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Media (continued)			Oil & Gas (continued)
CBS Corp	1,245	$ 25	BP PLC	14,747	$ 88
Comcast Corp - Class A	6,344	133	Cairn Energy PLC (a)	1,150	5
DIRECTV (a)	1,797	76	Chesapeake Energy Corp	4,244	108
Discovery Communications Inc - A Shares (a)	463	17	Chevron Corp	4,248	393
Gannett Co Inc	285	3	ConocoPhillips	3,723	236
ITV PLC (a)	2,467	2	Denbury Resources Inc (a)	1,108	13
McGraw-Hill Cos Inc/The	496	20	Devon Energy Corp	988	55
Modern Times Group AB	37	1	Diamond Offshore Drilling Inc	227	12
News Corp - Class A	4,016	62	ENI SpA	2,579	45
ProSiebenSat.1 Media AG	114	2	EOG Resources Inc	451	32
Reed Elsevier NV	966	11	Exxon Mobil Corp	9,040	657
Reed Elsevier PLC	1,680	13	Galp Energia SGPS SA	200	4
Scripps Networks Interactive	254	9	Hess Corp	1,638	86
Societe Television Francaise 1	90	1	Marathon Oil Corp	1,414	31
Time Warner Cable Inc	618	39	Marathon Petroleum Corp	707	19
Time Warner Inc	4,400	132	Murphy Oil Corp	216	10
Viacom Inc	1,154	45	Newfield Exploration Co (a)	227	9
Walt Disney Co/The	3,678	111	Noble Corp (a)	554	16
		$ 720	Noble Energy Inc	188	13
			Occidental Petroleum Corp	1,475	106
Metal Fabrication & Hardware - 0.23%			Pioneer Natural Resources Co	227	15
Assa Abloy AB	271	6	Repsol YPF SA	237	6
Commercial Metals Co	5,528	52	Royal Dutch Shell PLC - A Shares	2,849	88
Precision Castparts Corp	319	50	Royal Dutch Shell PLC - B Shares	2,168	67
SKF AB	291	5	Southwestern Energy Co (a)	819	27
Tenaris SA	402	5	Statoil ASA	959	21
Vallourec SA	73	4	Total SA	1,797	79
		$ 122	Transocean Ltd/Switzerland	234	11
Mining - 0.73%			Tullow Oil PLC	678	14
Alcoa Inc	4,832	46	Valero Energy Corp	1,281	23
Anglo American PLC	1,183	41			$ 2,573
Antofagasta PLC	255	4	Oil & Gas Services - 0.69%
BHP Billiton PLC	1,972	53	Amec PLC	280	4
Freeport-McMoRan Copper & Gold Inc	1,508	46	Baker Hughes Inc	898	41
Kazakhmys PLC	218	3	Cameron International Corp (a)	554	23
Lonmin PLC	147	2	Cie Generale de Geophysique-Veritas (a)	121	2
Molycorp Inc (a)	1,179	39
			FMC Technologies Inc (a)	554	21
Newmont Mining Corp	905	57	Fugro NV	46	2
Norsk Hydro ASA	956	4	Halliburton Co	1,892	58
Randgold Resources Ltd	82	8	National Oilwell Varco Inc	799	41
Rio Tinto PLC	1,292	57	Petrofac Ltd	247	5
Umicore SA	116	4	Saipem SpA	204	7
Vedanta Resources PLC	123	2	Schlumberger Ltd	2,614	156
Vulcan Materials Co	65	2	Subsea 7 SA (a)	201	4
Xstrata PLC	1,994	25	Technip SA	75	6
		$ 393			$ 370

Miscellaneous Manufacturing - 1.32%			Packaging & Containers - 0.02%
3M Co	1,067	77	Ball Corp	180	6
Alfa Laval AB	342	5	Owens-Illinois Inc (a)	86	1
Danaher Corp	1,243	52	Rexam PLC	230	1
Eaton Corp	424	15	Sealed Air Corp	94	2
General Electric Co	18,732	286			$ 10
Honeywell International Inc	2,126	93
Illinois Tool Works Inc	2,093	87	Pharmaceuticals - 3.47%
ITT Corp	345	15	Abbott Laboratories	5,137	263
Leggett & Platt Inc	127	3	Actelion Ltd (a)	79	3
Siemens AG	724	65	Allergan Inc/United States	1,356	112
Smiths Group PLC	367	6	AmerisourceBergen Corp	515	19
Textron Inc	423	7	AstraZeneca PLC	1,173	52
Wartsila OYJ	139	3	Bristol-Myers Squibb Co	7,668	241
		$ 714	Cardinal Health Inc	424	18
			Eli Lilly & Co	1,112	41
Office & Business Equipment - 0.06%			Express Scripts Inc (a)	970	36
Pitney Bowes Inc	689	13	GlaxoSmithKline PLC	4,357	90
Xerox Corp	2,374	17	McKesson Corp	343	25
		$ 30	Mead Johnson Nutrition Co	422	29
Oil & Gas - 4.77%			Medco Health Solutions Inc (a)	800	37
Anadarko Petroleum Corp	2,443	154	Merck & Co Inc	5,268	172
Apache Corp	1,047	84	Merck KGaA	48	4
BG Group PLC	2,425	46	Novartis AG	1,965	110

See accompanying notes

5

Schedule of Investments
Asset Allocation Account
September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Pharmaceuticals (continued)			Retail (continued)
Novo Nordisk A/S	316	$ 31	Esprit Holdings Ltd	2,257	$ 3
Omnicare Inc	2,846	72	Family Dollar Stores Inc	127	6
Pfizer Inc	13,379	237	GameStop Corp (a)	194	4
Roche Holding AG	490	79	Gap Inc/The	6,283	102
Sanofi-Aventis SA	955	63	Hennes & Mauritz AB	740	22
Shire PLC	432	13	Home Depot Inc	3,635	119
Teva Pharmaceutical Industries Ltd ADR	1,076	40	Inditex SA	167	14
Watson Pharmaceuticals Inc (a)	1,270	87	JC Penney Co Inc	196	5
		$ 1,874	Kingfisher PLC	1,770	7
			Kohl's Corp	480	24
Pipelines - 0.15%			Lowe's Cos Inc	1,753	34
El Paso Corp	1,108	19	Ltd Brands Inc	291	11
Spectra Energy Corp	781	19	Macy's Inc	3,082	81
Williams Cos Inc	1,660	41	Marks & Spencer Group PLC	2,131	10
		$ 79	McDonald's Corp	2,962	260
Publicly Traded Investment Fund - 0.53%			Next PLC	193	8
SPDR S&P MidCap 400 ETF Trust	37	5	Nordstrom Inc	201	9
Technology Select Sector SPDR Fund	12,000	283	O'Reilly Automotive Inc (a)	198	13
		$ 288	PPR	54	7
			Ross Stores Inc	198	16
Real Estate - 0.31%			Sears Holdings Corp (a)	163	9
CB Richard Ellis Group Inc (a)	1,044	14	Staples Inc	717	9
Cheung Kong Holdings Ltd	4,000	43	Starbucks Corp	1,804	67
Hang Lung Group Ltd	2,000	10	Swatch Group AG/The - BR	23	8
Hang Lung Properties Ltd	6,000	18	Talbots Inc (a)	16,504	45
Henderson Land Development Co Ltd	3,040	14	Target Corp	707	35
IMMOFINANZ AG	680	2	Tiffany & Co	164	10
Kerry Properties Ltd	2,000	6	TJX Cos Inc	486	27
New World Development Ltd	7,053	7	Urban Outfitters Inc (a)	164	4
Sino Land Co Ltd	6,044	8	Walgreen Co	1,084	36
Sun Hung Kai Properties Ltd	3,000	34	Wal-Mart Stores Inc	3,740	194
Wheelock & Co Ltd	3,000	9	Whitbread PLC	250	6
		$ 165	Yum! Brands Inc	2,511	124
REITS - 0.81%					$ 1,660
AvalonBay Communities Inc	254	29	Savings & Loans - 0.02%
Boston Properties Inc	291	26	People's United Financial Inc	1,057	12
British Land Co PLC	696	5
Capital Shopping Centres Group PLC	439	2
Corio NV	47	2	Semiconductors - 1.10%
			Advanced Micro Devices Inc (a)	150	1
Equity Residential	1,059	55
Fonciere Des Regions	21	1	Altera Corp	154	5
Gecina SA	15	1	Analog Devices Inc	144	5
Hammerson PLC	556	3	Applied Materials Inc	5,805	60
HCP Inc	699	25	ARM Holdings PLC	1,520	13
Health Care REIT Inc	254	12	ASML Holding NV	444	15
Host Hotels & Resorts Inc	1,144	13	Broadcom Corp	1,911	64
ICADE	14	1	Infineon Technologies AG	1,937	14
Kimco Realty Corp	508	8	Intel Corp	15,296	326
Klepierre	75	2	KLA-Tencor Corp	356	14
Land Securities Group PLC	604	6	Linear Technology Corp	58	2
			LSI Corp (a)	138	1
Link REIT/The	5,619	18	MEMC Electronic Materials Inc (a)	90	—
Plum Creek Timber Co Inc	254	9
Public Storage Inc	370	41	Microchip Technology Inc	57	2
			Micron Technology Inc (a)	222	1
Segro PLC	584	2	Novellus Systems Inc (a)	18	—
Simon Property Group Inc	1,017	112	NVIDIA Corp (a)	4,266	53
Unibail-Rodamco SE	63	11	Renewable Energy Corp ASA (a)	200	—
Ventas Inc	635	31
Vornado Realty Trust	268	20	Texas Instruments Inc	543	14
Weyerhaeuser Co	244	4	Xilinx Inc	64	2
		$ 439			$ 592

Retail - 3.08%			Shipbuilding - 0.00%
			Huntington Ingalls Industries Inc (a)	60	1
Abercrombie & Fitch Co	148	9
AutoZone Inc (a)	100	32
Bed Bath & Beyond Inc (a)	342	20	Software - 1.78%
Best Buy Co Inc	372	9	Adobe Systems Inc (a)	3,335	81
CarMax Inc (a)	328	8	Autonomy Corp PLC (a)	382	15
Cie Financiere Richemont SA	352	16	Cerner Corp (a)	450	31
Costco Wholesale Corp	790	65	Citrix Systems Inc (a)	354	19
CVS Caremark Corp	2,457	82	Dassault Systemes SA	60	4
Dollar General Corp (a)	2,391	90

See accompanying notes

6

Schedule of Investments Asset Allocation Account September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Software (continued)			Transportation (continued)
Dun & Bradstreet Corp	53	$ 3	TNT Express NV	375	$ 3
Intuit Inc	749	36	Union Pacific Corp	991	81
Microsoft Corp	14,631	364	United Parcel Service Inc	1,690	107
Oracle Corp	8,862	255			$ 520
Red Hat Inc (a)	1,974	83
Sage Group PLC	1,121	4	Water - 0.02%
Salesforce.com Inc (a)	232	27	Severn Trent PLC	208	5
SAP AG	711	36	United Utilities Group PLC	489	5
		$ 958	Veolia Environnement	249	3
					$ 13
Telecommunications - 2.99%			TOTAL COMMON STOCKS		$ 27,895
Alcatel-Lucent/France (a)	4,658	14		Principal
American Tower Corp (a)	1,522	82	BONDS - 18.67%	Amount (000's)	Value (000's)
AT&T Inc	10,095	288
BT Group PLC	3,105	8	Aerospace & Defense - 0.10%
CenturyLink Inc	3,077	102	L-3 Communications Corp
Cisco Systems Inc	9,784	152	4.95%, 02/15/2021	$ 50	$ 52
Corning Inc	6,061	75
Deutsche Telekom AG	3,015	35	Agriculture - 0.23%
Eutelsat Communications SA	62	3	Altria Group Inc
France Telecom SA	1,632	27	9.25%, 08/06/2019	30	40
Frontier Communications Corp	2,199	13	BAT International Finance PLC
Inmarsat PLC	440	3	9.50%, 11/15/2018(b)	40	54
Juniper Networks Inc (a)	994	17	Bunge Ltd Finance Corp
Koninklijke KPN NV	1,024	14	8.50%, 06/15/2019	25	31
MetroPCS Communications Inc (a)	888	8
					$ 125
Millicom International Cellular SA	100	10
Motorola Mobility Holdings Inc (a)	544	21	Banks - 3.10%
Motorola Solutions Inc	593	25	Abbey National Treasury Services
Nokia OYJ	2,204	12	PLC/London
Nortel Networks Corp (a)	38	—	3.88%, 11/10/2014(b)	100	96
Portugal Telecom SGPS SA	1,019	7	Australia & New Zealand Banking Group Ltd
Qualcomm Inc	2,956	144	3.25%, 03/01/2016(b)	100	101
SES SA	202	5	Bank of America Corp
Swisscom AG	59	24	5.65%, 05/01/2018	80	76
Telecom Italia SpA	5,861	6	Barclays Bank PLC
Telefonaktiebolaget LM Ericsson	1,676	16	6.75%, 05/22/2019	45	49
Telefonica SA ADR	3	—	BBVA US Senior SAU
Telefonica SA	3,460	66	3.25%, 05/16/2014	100	94
Telenor ASA	1,126	17	BNP Paribas SA
TeliaSonera AB	3,274	22	5.00%, 01/15/2021	50	49
Verizon Communications Inc	6,817	251	Citigroup Inc
Vivendi SA	1,240	25	6.13%, 11/21/2017	35	37
Vodafone Group PLC	47,282	122	6.13%, 05/15/2018	35	38
		$ 1,614	8.50%, 05/22/2019	70	85
			Credit Suisse/New York NY
Textiles - 0.02%			5.40%, 01/14/2020	50	48
Cintas Corp	428	12	6.00%, 02/15/2018	10	10
			Fifth Third Bancorp
Toys, Games & Hobbies - 0.02%			3.63%, 01/25/2016	25	25
Hasbro Inc	108	4	Goldman Sachs Group Inc/The
Mattel Inc	276	7	6.15%, 04/01/2018	155	161
		$ 11	7.50%, 02/15/2019	35	39
			HSBC Holdings PLC
Transportation - 0.96%			5.10%, 04/05/2021	200	206
AP Moller - Maersk A/S - A shares	1	6	JP Morgan Chase & Co
AP Moller - Maersk A/S - B shares	2	12	3.15%, 07/05/2016	75	75
CH Robinson Worldwide Inc	489	33	4.95%, 03/25/2020	35	37
CSX Corp	2,047	38	6.00%, 01/15/2018	80	89
Deutsche Post AG	1,075	14	Lloyds TSB Bank PLC
DSV A/S	94	2	5.80%, 01/13/2020(b)	100	95
Expeditors International of Washington Inc	349	14	National Australia Bank Ltd
FedEx Corp	44	3	3.00%, 07/27/2016(b)	100	100
Firstgroup PLC	1	—	Regions Financial Corp
Groupe Eurotunnel SA	234	2	5.75%, 06/15/2015	30	29
Koninklijke Vopak NV	29	1	Standard Chartered PLC
Kuehne + Nagel International AG	23	2	3.85%, 04/27/2015(b)	100	102
MTR Corp	4,064	12	Wachovia Corp
Norfolk Southern Corp	2,368	144	5.63%, 10/15/2016	30	32
PostNL NV	375	2			$ 1,673
Tidewater Inc	1,044	44

See accompanying notes

7

Schedule of Investments Asset Allocation Account September 30, 2011 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Beverages - 0.03%			Electric (continued)
Constellation Brands Inc			FirstEnergy Solutions Corp
7.25%, 09/01/2016	$ 15	$ 16	6.05%, 08/15/2021	$ 65	$ 72
			PPL WEM Holdings PLC
			3.90%, 05/01/2016(b)	50	53
Biotechnology - 0.23%
Gilead Sciences Inc					$ 333
4.50%, 04/01/2021	60	65	Electronics - 0.11%
Life Technologies Corp			Thermo Fisher Scientific Inc
6.00%, 03/01/2020	55	61	3.60%, 08/15/2021	60	62
		$ 126

Building Materials - 0.29%			Engineering & Construction - 0.19%
CRH America Inc			BAA Funding Ltd
6.00%, 09/30/2016	55	59	4.88%, 07/15/2021(b)	100	101
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/2019(b)	65	69
Lafarge SA			Finance - Mortgage Loan/Banker - 1.53%
5.50%, 07/09/2015(b)	30	30	Fannie Mae
			1.25%, 08/20/2013	30	30
		$ 158	1.25%, 09/28/2016	250	250
Chemicals - 0.19%			2.50%, 05/15/2014	200	210
CF Industries Inc			4.13%, 04/15/2014	65	71
6.88%, 05/01/2018	90	100	6.63%, 11/15/2030	25	37
			Freddie Mac
			3.75%, 03/27/2019	200	226
Coal - 0.02%					$ 824
Alpha Natural Resources Inc
6.00%, 06/01/2019	10	9	Food - 0.49%
			ConAgra Foods Inc
			7.00%, 10/01/2028	25	29
Commercial Services - 0.07%			8.25%, 09/15/2030	20	26
Verisk Analytics Inc			Delhaize Group SA
5.80%, 05/01/2021	35	39	5.70%, 10/01/2040	66	68
			Kraft Foods Inc
Distribution & Wholesale - 0.02%			6.88%, 01/26/2039	55	69
Ingram Micro Inc			7.00%, 08/11/2037	25	32
5.25%, 09/01/2017	10	11	Woolworths Ltd
			4.00%, 09/22/2020(b)	40	42

Diversified Financial Services - 1.51%					$ 266
ABB Treasury Center USA Inc			Forest Products & Paper - 0.21%
2.50%, 06/15/2016(b)	70	72	Georgia-Pacific LLC
FUEL Trust			7.75%, 11/15/2029	25	29
4.21%, 04/15/2016(b)	200	199	8.88%, 05/15/2031	35	44
General Electric Capital Corp			International Paper Co
5.30%, 02/11/2021	40	42	7.50%, 08/15/2021	35	40
5.63%, 05/01/2018	100	109			$ 113
6.00%, 08/07/2019	85	96
Harley-Davidson Funding Corp			Healthcare - Services - 0.32%
6.80%, 06/15/2018(b)	45	52	Coventry Health Care Inc
Macquarie Bank Ltd			5.45%, 06/15/2021	45	49
6.63%, 04/07/2021(b)	30	28	Quest Diagnostics Inc/DE
Macquarie Group Ltd			6.95%, 07/01/2037	35	44
6.00%, 01/14/2020(b)	35	33	UnitedHealth Group Inc
Merrill Lynch & Co Inc			6.63%, 11/15/2037	65	82
6.88%, 04/25/2018	70	70			$ 175
NASDAQ OMX Group Inc/The			Insurance - 1.04%
5.55%, 01/15/2020	5	5	Aegon NV
SLM Corp			4.63%, 12/01/2015	50	51
6.25%, 01/25/2016	45	44	American International Group Inc
TD Ameritrade Holding Corp			6.40%, 12/15/2020	70	71
5.60%, 12/01/2019	60	65	Berkshire Hathaway Inc
		$ 815	3.75%, 08/15/2021	90	91
Electric - 0.62%			CNA Financial Corp
CMS Energy Corp			5.75%, 08/15/2021	60	61
6.25%, 02/01/2020	70	72	Genworth Financial Inc
EDF SA			7.20%, 02/15/2021	35	30
4.60%, 01/27/2020(b)	25	26	Hartford Financial Services Group Inc
Exelon Generation Co LLC			5.50%, 03/30/2020	35	34
6.25%, 10/01/2039	95	110	MetLife Inc
			7.72%, 02/15/2019	25	31

See accompanying notes

8

Schedule of Investments
Asset Allocation Account
September 30, 2011 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Insurance (continued)			Mortgage Backed Securities - 2.08%
Nationwide Financial Services			Banc of America Merrill Lynch Commercial
5.38%, 03/25/2021(b)	$ 25	$ 24	Mortgage Inc
Pacific LifeCorp			5.83%, 04/10/2049(c)	$ 70	$ 59
6.00%, 02/10/2020(b)	50	54	Bear Stearns Commercial Mortgage
Prudential Financial Inc			Securities
7.38%, 06/15/2019	20	23	5.36%, 02/11/2044	60	51
Reinsurance Group of America Inc			Citigroup Commercial Mortgage Trust
6.45%, 11/15/2019	35	40	5.89%, 12/10/2049(c)	105	97
Willis Group Holdings PLC			5.92%, 03/15/2049(c)	35	35
4.13%, 03/15/2016	50	51	6.27%, 12/10/2049(c)	50	54
		$ 561	Commercial Mortgage Pass Through
			Certificates
Internet - 0.03%			6.01%, 12/10/2049(c)	150	162
Expedia Inc			FREMF Mortgage Trust
5.95%, 08/15/2020	15	15	4.89%, 07/25/2044(b),(c)	100	91
			Greenwich Capital Commercial Funding
Iron & Steel - 0.07%			Corp
ArcelorMittal			5.48%, 03/10/2039	75	63
9.85%, 06/01/2019	35	40	5.87%, 12/10/2049(c)	180	145
			JP Morgan Chase Commercial Mortgage
			Securities Corp
Lodging - 0.26%			4.17%, 08/15/2046	90	93
Hyatt Hotels Corp			4.39%, 07/15/2046(b)	125	124
6.88%, 08/15/2019(b)	25	28
			6.10%, 02/12/2051(c)	45	40
Wyndham Worldwide Corp			6.26%, 02/15/2051(c)	60	51
5.63%, 03/01/2021	50	50	LB-UBS Commercial Mortgage Trust
Wynn Las Vegas LLC / Wynn Las Vegas			6.37%, 09/15/2045(c)	70	58
Capital Corp					$ 1,123
7.75%, 08/15/2020	60	63
		$ 141	Oil & Gas - 0.30%
			Anadarko Petroleum Corp
Media - 0.66%			6.95%, 06/15/2019	25	29
CBS Corp			EQT Corp
8.88%, 05/15/2019	20	25	8.13%, 06/01/2019	25	30
Comcast Corp			Hess Corp
5.15%, 03/01/2020	30	34	6.00%, 01/15/2040	50	57
DIRECTV Holdings LLC / DIRECTV			Marathon Petroleum Corp
Financing Co Inc			5.13%, 03/01/2021(b)	25	26
5.88%, 10/01/2019	10	11	QEP Resources Inc
7.63%, 05/15/2016	20	21	6.88%, 03/01/2021	20	21
DISH DBS Corp					$ 163
7.13%, 02/01/2016	25	25
NBCUniversal Media LLC			Other Asset Backed Securities - 0.53%
4.38%, 04/01/2021	25	26	PSE&G Transition Funding LLC
5.15%, 04/30/2020	40	44	6.75%, 06/15/2016	250	284
Time Warner Inc
4.70%, 01/15/2021	35	37
4.75%, 03/29/2021	60	63	Packaging & Containers - 0.07%
			Bemis Co Inc
4.88%, 03/15/2020	15	16	4.50%, 10/15/2021(d)	40	40
Viacom Inc
6.88%, 04/30/2036	45	54
		$ 356	Pharmaceuticals - 0.11%
			Sanofi-Aventis SA
Mining - 0.42%			4.00%, 03/29/2021	55	60
Barrick North America Finance LLC
4.40%, 05/30/2021	35	36
Kinross Gold Corp			Pipelines - 0.56%
5.13%, 09/01/2021(b)	50	50	Energy Transfer Partners LP
Teck Resources Ltd			9.00%, 04/15/2019	35	42
4.75%, 01/15/2022	100	102	Enterprise Products Operating LLC
Vale Overseas Ltd			5.25%, 01/31/2020	45	50
5.63%, 09/15/2019	30	31	6.50%, 01/31/2019	35	41
6.88%, 11/10/2039	5	5	Kinder Morgan Energy Partners LP
		$ 224	5.95%, 02/15/2018	25	29
			Kinder Morgan Finance Co ULC
Miscellaneous Manufacturing - 0.06%			5.70%, 01/05/2016	45	45
Cooper US Inc			Plains All American Pipeline LP / PAA
5.25%, 11/15/2012	30	31	Finance Corp
			6.70%, 05/15/2036	65	74
			8.75%, 05/01/2019	15	19
					$ 300

See accompanying notes

9

Schedule of Investments
Asset Allocation Account
September 30, 2011 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Real Estate - 0.21%			Telecommunications (continued)
Brookfield Asset Management Inc			AT&T Inc (continued)
5.80%, 04/25/2017	$ 30	$ 32	6.30%, 01/15/2038	$ 10	$ 11
Dexus Diversified Trust / Dexus Office Trust			CenturyLink Inc
5.60%, 03/15/2021(b)	35	36	6.45%, 06/15/2021	30	28
WEA Finance LLC			Deutsche Telekom International Finance BV
4.63%, 05/10/2021(b)	50	48	8.75%, 06/15/2030(c)	20	27
		$ 116	Frontier Communications Corp
			8.50%, 04/15/2020	45	44
REITS - 0.67%			Qwest Corp
Brandywine Operating Partnership LP			6.88%, 09/15/2033	25	24
4.95%, 04/15/2018	50	48	SBA Telecommunications Inc
Digital Realty Trust LP			8.25%, 08/15/2019	25	26
4.50%, 07/15/2015	70	71	Telecom Italia Capital SA
HCP Inc			7.00%, 06/04/2018	30	30
5.38%, 02/01/2021	20	20	Telefonica Europe BV
5.63%, 05/01/2017	50	52	8.25%, 09/15/2030	50	56
Health Care REIT Inc			Verizon Communications Inc
6.13%, 04/15/2020	35	37	4.60%, 04/01/2021	20	22
Ventas Realty LP / Ventas Capital Corp			8.95%, 03/01/2039	25	39
4.75%, 06/01/2021	75	72	Vivendi SA
Wells Operating Partnership II LP			6.63%, 04/04/2018(b)	25	28
5.88%, 04/01/2018	60	61			$ 386
		$ 361	TOTAL BONDS		$ 10,070
Retail - 0.81%				Principal
Best Buy Co Inc			MUNICIPAL BONDS - 0.43%	Amount (000's)	Value (000's)
3.75%, 03/15/2016	55	53
CVS Pass-Through Trust			California - 0.10%
6.04%, 12/10/2028	48	51	State of California
8.35%, 07/10/2031 (b)	10	12	6.65%, 03/01/2022	$ 45	$ 55
Darden Restaurants Inc
6.20%, 10/15/2017	65	76	Georgia - 0.13%
Gap Inc/The			Municipal Electric Authority of Georgia
5.95%, 04/12/2021	45	42	6.64%, 04/01/2057	25	27
Home Depot Inc			6.66%, 04/01/2057	40	43
5.88%, 12/16/2036	55	64			$ 70
JC Penney Co Inc
5.65%, 06/01/2020	15	14	Illinois - 0.09%
JC Penney Corp Inc			Chicago Transit Authority
6.38%, 10/15/2036	26	22	6.20%, 12/01/2040	30	35
QVC Inc			City of Chicago IL O'Hare International
7.13%, 04/15/2017(b)	40	42	Airport Revenue
Wal-Mart Stores Inc			6.40%, 01/01/2040	10	12
5.25%, 09/01/2035	15	17			$ 47
Wesfarmers Ltd			New York - 0.11%
2.98%, 05/18/2016(b)	30	31	City of New York NY
Yum! Brands Inc			5.97%, 03/01/2036	25	30
6.88%, 11/15/2037	10	13	New York City Transitional Finance
		$ 437	Authority
Savings & Loans - 0.67%			5.27%, 05/01/2027	25	28
Nationwide Building Society					$ 58
6.25%, 02/25/2020(b)	100	101	TOTAL MUNICIPAL BONDS		$ 230
Santander Holdings USA Inc			U.S. GOVERNMENT & GOVERNMENT	Principal
4.63%, 04/19/2016	15	14	AGENCY OBLIGATIONS - 26.32%	Amount (000's)	Value (000's)
US Central Federal Credit Union			Federal Home Loan Mortgage Corporation (FHLMC) -
1.90%, 10/19/2012	240	244	1.74%
		$ 359	12.00%, 07/01/2013(e)	$ 2	$ 2
			5.00%, 10/01/2040(e)	294	317
Semiconductors - 0.05%			6.00%, 08/01/2037(e)	111	122
KLA-Tencor Corp			6.00%, 11/01/2037(e)	70	77
6.90%, 05/01/2018	25	29	6.00%, 02/01/2038(e)	180	198
			6.50%, 09/01/2036(e)	141	158
			7.50%, 05/01/2035(e)	17	20
Software - 0.09%			8.00%, 08/01/2032(e)	17	21
Fiserv Inc			8.50%, 08/01/2031(e)	18	22
3.13%, 06/15/2016	45	46
					$ 937

Telecommunications - 0.72%			Federal National Mortgage Association (FNMA) - 9.22%
AT&T Inc			2.43%, 05/01/2035(c),(e)	89	94
3.88%, 08/15/2021	50	51	4.00%, 10/01/2040(e),(f)	250	262

See accompanying notes

10

U.S. GOVERNMENT & GOVERNMENT	Principal		REPURCHASE AGREEMENTS	Maturity
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Banks (continued)
4.50%, 09/01/2022(e)	$ 146 $	156	Investment in Joint Trading Account; JP	$ 527 $	527
4.50%, 08/01/2040(e)	55	59	Morgan Repurchase Agreement; 0.01%
4.50%, 11/01/2040(e)	29	31	dated 09/30/11 maturing 10/03/11
4.50%, 12/01/2040(e)	49	52	(collateralized by US Government
4.50%, 01/01/2041(e)	308	327	Securities; $537,405; 0.00% - 6.90%; dated
4.50%, 02/01/2041(e)	20	21	11/21/11 - 10/20/26)
4.50%, 02/01/2041(e)	35	37	Investment in Joint Trading Account; Merrill	659	658
4.50%, 02/01/2041(e)	59	63	Lynch Repurchase Agreement; 0.02%
4.50%, 04/01/2041(e)	353	375	dated 09/30/11 maturing 10/03/11
4.50%, 05/01/2041(e)	79	84	(collateralized by US Government
4.50%, 06/01/2041(e)	80	85	Securities; $671,756; 0.00% - 8.63%; dated
4.50%, 07/01/2041(e)	254	270	10/13/11 - 04/01/56)
4.50%, 07/01/2041(e)	603	641			$ 1,791
4.50%, 08/01/2041(e)	70	74	TOTAL REPURCHASE AGREEMENTS		$ 1,791
4.50%, 10/01/2041(e)	120	127	Total Investments		$ 54,178
5.00%, 04/01/2039(e)	74	81	Liabilities in Excess of Other Assets, Net - (0.46)%		$ (249)
5.00%, 03/01/2041(e)	343	371	TOTAL NET ASSETS - 100.00%		$ 53,929
5.50%, 02/01/2038(e)	402	439
5.50%, 02/01/2038(e)	663	724
6.00%, 03/01/2037(e)	22	24	(a) Non-Income Producing Security
6.00%, 01/01/2038(e)	230	253	(b)		Security exempt from registration under Rule 144A of the Securities Act of
6.00%, 07/01/2038(e)	51	56	1933. These securities may be resold in transactions exempt from
6.50%, 12/01/2032(e)	165	186	registration, normally to qualified institutional buyers. Unless otherwise
7.00%, 04/01/2023(e)	1	1	indicated, these securities are not considered illiquid. At the end of the
7.50%, 08/01/2037(e)	33	39	period, the value of these securities totaled $1,961 or 3.64% of net assets.
8.00%, 04/01/2033(e)	17	20	(c)	Variable Rate. Rate shown is in effect at September 30, 2011.
8.50%, 09/01/2039(e)	17	20	(d) Security purchased on a when-issued basis.
		$ 4,972	(e)		This entity was put into conservatorship by the US Government in 2008.
Government National Mortgage Association (GNMA) -			See Notes to Financial Statements for additional information.
3.00%			(f)		Security was purchased in a "to-be-announced" ("TBA") transaction. See
3.50%, 10/01/2041(f)	255	266	Notes to Financial Statements for additional information.
4.00%, 10/01/2040	500	535	(g)	Rate shown is the discount rate of the original purchase.
4.50%, 04/15/2039	137	149
4.50%, 06/15/2039	305	333
4.50%, 08/15/2039	105	115	Unrealized Appreciation (Depreciation)
4.50%, 05/15/2040	201	219	The net federal income tax unrealized appreciation (depreciation) and federal tax
		$ 1,617	cost of investments held as of the period end were as follows:
U.S. Treasury - 10.43%
0.50%, 11/30/2012	600	602	Unrealized Appreciation		$ 2,032
1.25%, 08/31/2015	1,800	1,842	Unrealized Depreciation		(6,238)
2.25%, 01/31/2015	1,485	1,570	Net Unrealized Appreciation (Depreciation)		$ (4,206)
2.25%, 03/31/2016	230	244	Cost for federal income tax purposes		$ 58,384
2.50%, 04/30/2015	205	219
3.50%, 02/15/2039	610	678	All dollar amounts are shown in thousands (000's)
4.63%, 02/15/2040	180	241
4.75%, 02/15/2041	25	34	Portfolio Summary (unaudited)
6.50%, 11/15/2026	130	196	Sector		Percent
		$ 5,626	Financial		18 .37%
			Mortgage Securities		16 .04%
U.S. Treasury Bill - 1.93%			Government		13 .89%
0.02%, 03/22/2012(g)	40	40
0.12%, 01/26/2012(g)	1,000	1,000	Consumer, Non-cyclical		13 .53%
			Communications		6 .80%
		$ 1,040	Energy		6 .62%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY			Industrial		6 .17%
OBLIGATIONS		$ 14,192	Technology		6 .03%
	Maturity		Consumer, Cyclical		5 .41%
REPURCHASE AGREEMENTS - 3.32%	Amount (000's)	Value (000's)	Utilities		2 .98%
Banks - 3.32%			Basic Materials		2 .92%
Investment in Joint Trading Account; Credit	$ 461	$ 461	Asset Backed Securities		0 .53%
Suisse Repurchase Agreement; 0.04%			Exchange Traded Funds		0 .53%
dated 09/30/11 maturing 10/03/11			Revenue Bonds		0 .26%
(collateralized by US Government			Diversified		0 .22%
Securities; $470,229; 1.00% - 3.13%; dated			General Obligation Unltd		0 .16%
04/30/12 - 09/30/13)			Liabilities in Excess of Other Assets, Net		(0.46)%
Investment in Joint Trading Account; Deutsche	145	145	TOTAL NET ASSETS		100.00%
Bank Repurchase Agreement; 0.05% dated
09/30/11 maturing 10/03/11 (collateralized
by US Government Securities; $147,787;
0.00% - 5.00%; dated 11/07/11 - 11/17/17)
See accompanying notes			11

Schedule of Investments
Asset Allocation Account
September 30, 2011 (unaudited)

Foreign Currency Contracts

Foreign Currency Purchase							Net Unrealized
Contracts	Counterparty		Delivery Date Contracts to Accept In Exchange For			Value	Appreciation/(Depreciation)
Australian Dollar	Bank of New York Mellon		10/20/2011	106,630$	110	$ 103	$ (7)
Australian Dollar	Goldman Sachs & Co		10/20/2011	567,057	583	548	(35)
Australian Dollar	Northern Trust		10/20/2011	585,535	601	565	(36)
British Pound	Goldman Sachs & Co		10/20/2011	88,248	139	138	(1)
Canadian Dollar	Bank of America		10/20/2011	614,496	619	586	(33)
Chilean Peso	UBS Securities		10/14/2011	46,600,000	99	90	(9)
Chinese Renminbi	JP Morgan Securities		10/20/2011	10,295,125	1,615	1,613	(2)
Israeli Shekel	Cochran Caronia Securities		10/21/2011	259,664	70	69	(1)
Japanese Yen	Northern Trust		10/20/2011	16,357,075	214	212	(2)
Japanese Yen	UBS Securities		10/14/2011	4,910,000	65	64	(1)
Japanese Yen	UBS Securities		10/20/2011	162,047,666	2,121	2,102	(19)
Mexican Peso	UBS Securities		10/20/2011	1,575,218	119	113	(6)
Norwegian Krone	UBS Securities		10/14/2011	877,000	160	149	(11)
Singapore Dollar	UBS Securities		10/14/2011	123,000	102	94	(8)
Singapore Dollar	UBS Securities		10/20/2011	63,637	51	49	(2)
Swedish Krona	UBS Securities		10/14/2011	800,000	126	117	(9)
Swiss Franc	UBS Securities		10/14/2011	122,000	146	135	(11)

Foreign Currency Sale							Net Unrealized
Contracts	Counterparty		Delivery Date Contracts to Deliver In Exchange For			Value	Appreciation/(Depreciation)
Australian Dollar	Deutsche Bank AG		10/20/2011	1,444,984$	1,483	$ 1,395	$ 88
Australian Dollar	UBS Securities		10/20/2011	147,175	151	142	9
British Pound	UBS Securities		10/20/2011	548,163	862	855	7
Canadian Dollar	UBS Securities		10/20/2011	310,066	313	296	17
Chilean Peso	Chase Securities		10/14/2011	46,600,000	97	90	7
Danish Krone	UBS Securities		10/20/2011	190,354	35	34	1
Euro	Deutsche Bank AG		10/20/2011	436,453	598	585	13
Euro	UBS Securities		10/20/2011	417,744	576	560	16
Hong Kong Dollar	Bank of New York Mellon		10/20/2011	3,969,074	510	510	—
Japanese Yen	JP Morgan Securities		10/14/2011	5,000,000	66	65	1
Japanese Yen	UBS Securities		10/14/2011	5,100,000	67	66	1
Mexican Peso	Royal Bank of Scotland PLC		10/20/2011	2,744,407	208	198	10
New Zealand Dollar	UBS Securities		10/20/2011	384,669	317	293	24
Norwegian Krone	JP Morgan Securities		10/20/2011	566,136	100	96	4
Norwegian Krone	UBS Securities		10/14/2011	167,000	31	28	3
Singapore Dollar	JP Morgan Securities		10/20/2011	494,813	393	378	15
Singapore Dollar	UBS Securities		10/14/2011	123,000	99	94	5
South Korean Won	UBS Securities		10/20/2011	558,809,872	504	474	30
Swedish Krona	JP Morgan Securities		10/20/2011	520,195	79	76	3
Swedish Krona	UBS Securities		10/14/2011	800,000	121	117	4
Swiss Franc	JP Morgan Securities		10/14/2011	20,000	24	22	2
Swiss Franc	UBS Securities		10/14/2011	153,000	195	169	26

All dollar amounts are shown in thousands (000's)

Futures Contracts

							Unrealized
Type	Long/Short		Contracts	Notional Value	Market Value		Appreciation/(Depreciation)
CAC 40 10 Euro; October 2011		Long	4 $	164	$ 160		$ (4)
DAX Index: December 2011		Long	2	353		367	14
FTSE 100; December 2011		Long	2	165		159	(6)
MSCI SING IX; October 2011		Long	3	142		141	(1)
S&P 500 Emini; December 2011		Long	21	1,215		1,182	(33)
SPI 200; December 2011		Long	7	683		677	(6)
TOPIX Index; December 2011		Long	18	1,759		1,768	9
US 2 Year Note; December 2011		Long	3	662		661	(1)
Euro Stoxx 50; December 2011		Short	18	481		520	(39)
HANG SENG Index; October 2011		Short	3	347		336	11
MSCI SING IX; December 2011		Short	8	344		336	8
OMXS30 Index; October 2011		Short	17	216		225	(9)
US 10 Year Note; December 2011		Short	39	5,071		5,074	(3)
US 5 Year Note; December 2011		Short	11	1,345		1,347	(2)
US Long Bond; December 2011		Short	1	139		143	(4)
							$ (66)

All dollar amounts are shown in thousands (000's)

See accompanying notes

12

Schedule of Investments
Balanced Account
September 30, 2011 (unaudited)

COMMON STOCKS - 57.72%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Aerospace & Defense - 1.41%			Biotechnology (continued)
Esterline Technologies Corp (a)	526	$ 27	Momenta Pharmaceuticals Inc (a)	1,222	$ 14
General Dynamics Corp	2,213	126			$ 83
Raytheon Co	877	36
Triumph Group Inc	900	44	Chemicals - 0.96%
United Technologies Corp	6,345	446	Agrium Inc	130	9
		$ 679	BASF SE ADR	611	37
			CF Industries Holdings Inc	1,997	247
Agriculture - 1.90%			Potash Corp of Saskatchewan Inc	513	22
Altria Group Inc	4,747	127	PPG Industries Inc	1,475	104
British American Tobacco PLC ADR	586	50	WR Grace & Co (a)	806	27
Imperial Tobacco Group PLC ADR	423	28	Yara International ASA ADR	365	14
Lorillard Inc	671	74			$ 460
Philip Morris International Inc	10,203	637
		$ 916	Commercial Services - 0.31%
			Kenexa Corp (a)	1,775	28
Airlines - 0.21%			PAREXEL International Corp (a)	970	18
Alaska Air Group Inc (a)	750	42	RSC Holdings Inc (a)	2,260	16
Southwest Airlines Co	7,407	60	Sotheby's	1,200	33
		$ 102	Towers Watson & Co	937	56

Apparel - 0.52%					$ 151
Ralph Lauren Corp	751	97	Computers - 4.65%
Steven Madden Ltd (a)	891	27	Accenture PLC - Class A	5,839	308
VF Corp	1,035	126	Apple Inc (a)	3,393	1,293
		$ 250	CACI International Inc (a)	430	22
			CGI Group Inc (a)	443	8
Automobile Manufacturers - 0.36%			Cognizant Technology Solutions Corp (a)	847	53
Bayerische Motoren Werke AG ADR	588	13	Dell Inc (a)	3,628	51
Daimler AG	391	17	EMC Corp/Massachusetts (a)	9,192	193
Honda Motor Co Ltd ADR	1,060	31	IBM Corp	441	77
Navistar International Corp (a)	1,611	52
			Manhattan Associates Inc (a)	1,310	43
Nissan Motor Co Ltd ADR	1,223	21	SanDisk Corp (a)	1,637	66
Volkswagen AG ADR	767	19	Western Digital Corp (a)	4,889	126
Volvo AB ADR	2,001	20			$ 2,240
		$ 173
			Consumer Products - 0.04%
Automobile Parts & Equipment - 0.11%			Henkel AG & Co KGaA ADR	450	20
Tenneco Inc (a)	750	19
TRW Automotive Holdings Corp (a)	1,068	35
		$ 54	Cosmetics & Personal Care - 0.12%
			Procter & Gamble Co	949	60
Banks - 3.12%
Australia & New Zealand Banking Group Ltd	899	17
ADR			Distribution & Wholesale - 0.29%
Canadian Imperial Bank of Commerce/Canada	336	23	Brightpoint Inc (a)	2,860	26
Capital One Financial Corp	5,354	212	Fossil Inc (a)	698	57
DBS Group Holdings Ltd ADR	526	19	Mitsubishi Corp ADR	699	28
East West Bancorp Inc	2,173	32	Sumitomo Corp ADR	2,344	29
HSBC Holdings PLC ADR	614	23			$ 140
JP Morgan Chase & Co	10,495	316	Diversified Financial Services - 0.90%
M&T Bank Corp	1,500	105	Ameriprise Financial Inc	873	34
Mitsubishi UFJ Financial Group Inc ADR	7,463	33	Calamos Asset Management Inc	2,080	21
National Australia Bank Ltd ADR	938	20	Discover Financial Services	13,987	321
National Bank of Canada	285	20	MarketAxess Holdings Inc	1,240	32
NBT Bancorp Inc	1,780	33	ORIX Corp ADR	620	24
Standard Chartered PLC	966	20			$ 432
Sumitomo Mitsui Financial Group Inc ADR	4,384	24
Toronto-Dominion Bank	353	25	Electric - 2.11%
US Bancorp	11,749	277	Avista Corp	1,780	42
Webster Financial Corp	1,730	26	CLP Holdings Ltd ADR	1,995	18
Wells Fargo & Co	11,386	275	CMS Energy Corp	2,277	45
		$ 1,500	Duke Energy Corp	15,807	316
			Entergy Corp	587	39
Beverages - 1.53%			FirstEnergy Corp	8,176	367
Anheuser-Busch InBev NV ADR	427	23	International Power PLC ADR	208	10
Carlsberg A/S ADR	1,183	14	NRG Energy Inc (a)	1,882	40
Coca-Cola Co/The	7,378	498	PPL Corp	2,124	61
Constellation Brands Inc (a)	11,082	200
			Southern Co	799	34
		$ 735	Unisource Energy Corp	1,230	44
Biotechnology - 0.17%					$ 1,016
Biogen Idec Inc (a)	531	49
Incyte Corp (a)	1,400	20	Electrical Components & Equipment - 0.29%
			AMETEK Inc	3,171	105

See accompanying notes

13

Schedule of Investments
Balanced Account
September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Electrical Components & Equipment (continued)			Insurance (continued)
Hitachi Ltd ADR	688	$ 34	Prudential Financial Inc	4,639	$ 217
		$ 139	Reinsurance Group of America Inc	886	41
			Sampo OYJ ADR	1,825	23
Electronics - 0.95%			Tokio Marine Holdings Inc ADR	523	13
Agilent Technologies Inc (a)	1,501	47
			Zurich Financial Services AG ADR(a)	1,259	27
Murata Manufacturing Co Ltd ADR	685	9			$ 829
Thermo Fisher Scientific Inc (a)	2,226	113
Toshiba Corp ADR	329	8	Internet - 2.15%
Tyco International Ltd	6,832	278	Ancestry.com Inc (a)	1,525	36
		$ 455	Google Inc (a)	426	219
			IAC/InterActiveCorp (a)	7,109	281
Engineering & Construction - 0.25%			Liquidity Services Inc (a)	1,280	41
Chicago Bridge & Iron Co NV	1,752	50	Priceline.com Inc (a)	221	99
KBR Inc	1,467	35	Symantec Corp (a)	17,710	289
MasTec Inc (a)	1,880	33
			TIBCO Software Inc (a)	3,185	71
		$ 118			$ 1,036

Food - 1.34%			Iron & Steel - 0.04%
Campbell Soup Co	1,430	46	Schnitzer Steel Industries Inc	450	17
Fresh Del Monte Produce Inc	1,130	26
Fresh Market Inc/The (a)	900	35
Kroger Co/The	9,390	206	Leisure Products & Services - 0.03%
Nestle SA ADR	1,200	66	Sega Sammy Holdings Inc ADR	2,694	16
Smithfield Foods Inc (a)	4,323	84
TreeHouse Foods Inc (a)	710	44
			Lodging - 0.10%
Tyson Foods Inc	7,820	136	Wynn Resorts Ltd	402	46
		$ 643

Forest Products & Paper - 0.13%			Machinery - Construction & Mining - 0.30%
Domtar Corp	320	22	Atlas Copco AB ADR	884	16
International Paper Co	1,830	42	Caterpillar Inc	1,167	86
		$ 64	Joy Global Inc	696	43
Gas - 0.39%					$ 145
Centrica PLC ADR	1,495	27	Machinery - Diversified - 0.39%
NiSource Inc	7,516	161	AGCO Corp (a)	2,056	71
		$ 188	Cummins Inc	1,069	87
Hand & Machine Tools - 0.08%			Gardner Denver Inc	442	28
Franklin Electric Co Inc	1,050	38			$ 186
			Media - 1.47%
Healthcare - Products - 0.14%			CBS Corp	13,196	269
Johnson & Johnson	458	29	Comcast Corp - Class A	17,581	368
Orthofix International NV (a)	1,060	37	Viacom Inc	1,816	70
		$ 66			$ 707

Healthcare - Services - 2.43%			Metal Fabrication & Hardware - 0.09%
Aetna Inc	8,426	306	RBC Bearings Inc (a)	1,230	42
AMERIGROUP Corp (a)	1,602	63
Health Management Associates Inc (a)	4,677	32
Healthsouth Corp (a)	1,860	28	Mining - 0.92%
			Anglo American PLC ADR	1,259	22
Humana Inc	2,794	203	Barrick Gold Corp	389	18
Magellan Health Services Inc (a)	830	40
			BHP Billiton Ltd ADR	658	44
UnitedHealth Group Inc	10,831	500	Freeport-McMoRan Copper & Gold Inc	7,912	241
		$ 1,172	Hecla Mining Co (a)	1,200	6
Holding Companies - Diversified - 0.02%			IAMGOLD Corp	800	16
Swire Pacific Ltd ADR	1,012	10	Newmont Mining Corp	1,018	64
			Rio Tinto PLC ADR	775	34
					$ 445
Home Builders - 0.02%
Daiwa House Industry Co Ltd ADR	84	11	Miscellaneous Manufacturing - 1.57%
			Colfax Corp (a)	1,600	32
			Eaton Corp	1,105	39
Insurance - 1.72%			ESCO Technologies Inc	1,330	34
ACE Ltd	2,971	180	General Electric Co	27,402	418
Allianz SE ADR	1,627	15	Honeywell International Inc	1,921	84
Berkshire Hathaway Inc - Class B (a)	199	14
			Koppers Holdings Inc	1,350	35
Chubb Corp/The	1,055	63	Parker Hannifin Corp	1,296	82
Lincoln National Corp	4,057	64	Siemens AG ADR	358	32
MetLife Inc	2,242	63			$ 756
Montpelier Re Holdings Ltd ADR	2,160	38
ProAssurance Corp	560	40
Protective Life Corp	1,964	31

See accompanying notes

14

Schedule of Investments
Balanced Account
September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Office & Business Equipment - 0.04%			REITS (continued)
Canon Inc ADR	367	$ 17	Education Realty Trust Inc	4,220	$ 36
			Equity Residential	2,144	111
			Essex Property Trust Inc	639	77
Oil & Gas - 5.35%			Kilroy Realty Corp	1,560	49
Anadarko Petroleum Corp	3,930	248	Post Properties Inc	1,280	44
Berry Petroleum Co	530	19
BG Group PLC ADR	303	29	PS Business Parks Inc	380	19
Callon Petroleum Co (a)	6,788	26	Rayonier Inc	1,351	50
Canadian Natural Resources Ltd	587	17	Simon Property Group Inc	2,400	264
Chevron Corp	8,441	781			$ 819
Exxon Mobil Corp	7,715	560	Retail - 5.06%
Georesources Inc (a)	1,870	33	AutoZone Inc (a)	605	193
HollyFrontier Corp	7,608	200	Bed Bath & Beyond Inc (a)	869	50
Marathon Oil Corp	1,112	24	Bravo Brio Restaurant Group Inc (a)	1,070	18
Marathon Petroleum Corp	5,321	144	Brinker International Inc	4,578	96
Noble Energy Inc	3,383	240	Cash America International Inc	700	36
Occidental Petroleum Corp	396	28	Cie Financiere Richemont SA ADR	4,430	19
Patterson-UTI Energy Inc	2,424	42	Dillard's Inc	1,200	52
Pioneer Drilling Co (a)	3,280	24	Finish Line Inc/The	2,130	42
Repsol YPF SA ADR	652	17	Home Depot Inc	5,989	197
Royal Dutch Shell PLC ADR	442	27	Macy's Inc	10,669	281
Royal Dutch Shell PLC - B shares ADR	437	27	McDonald's Corp	280	25
Seadrill Ltd	717	20	Nordstrom Inc	3,323	152
Statoil ASA ADR	459	10	PetSmart Inc	3,711	158
Total SA ADR	747	33	Sally Beauty Holdings Inc (a)	2,710	45
Valero Energy Corp	1,651	29	Signet Jewelers Ltd	5,374	182
		$ 2,578	Sonic Corp (a)	2,260	16
			Tractor Supply Co	1,031	64
Oil & Gas Services - 0.74%			Walgreen Co	5,619	185
Baker Hughes Inc	1,904	88
Complete Production Services Inc (a)	1,500	28	Wal-Mart Stores Inc	12,041	625
Halliburton Co	813	25			$ 2,436
National Oilwell Varco Inc	3,854	198	Savings & Loans - 0.21%
Technip SA ADR	920	18	Investors Bancorp Inc (a)	4,240	53
		$ 357	Oritani Financial Corp	2,260	29
Packaging & Containers - 0.05%			United Financial Bancorp Inc	1,430	20
Rock-Tenn Co	530	26			$ 102
			Semiconductors - 0.53%
Pharmaceuticals - 4.19%			Applied Materials Inc	3,693	38
AmerisourceBergen Corp	3,984	149	ARM Holdings PLC ADR	658	17
Array BioPharma Inc (a)	9,100	18	ASM International NV	254	6
			Cabot Microelectronics Corp (a)	600	21
AstraZeneca PLC ADR	699	31	Entegris Inc (a)	5,040	32
Bristol-Myers Squibb Co	5,208	163
Cardinal Health Inc	6,097	255	Intel Corp	3,579	76
			Lattice Semiconductor Corp (a)	5,040	27
Catalyst Health Solutions Inc (a)	700	40
			Teradyne Inc (a)	3,543	39
Eli Lilly & Co	939	35	Tower Semiconductor Ltd - Warrants (a),(b),(c)	1,587	—
Endo Pharmaceuticals Holdings Inc (a)	6,378	179
Forest Laboratories Inc (a)	8,117	250			$ 256
GlaxoSmithKline PLC ADR	325	13	Software - 2.65%
McKesson Corp	952	69	Autodesk Inc (a)	1,214	34
Novartis AG ADR	606	34	BMC Software Inc (a)	4,388	169
Novo Nordisk A/S ADR	351	35	CA Inc	1,987	38
Pfizer Inc	36,563	646	Intuit Inc	3,539	168
Roche Holding AG ADR	822	33	Microsoft Corp	7,721	192
Salix Pharmaceuticals Ltd (a)	770	23	Oracle Corp	16,693	480
Shire PLC ADR	232	22	Red Hat Inc (a)	1,597	67
Takeda Pharmaceutical Co Ltd ADR	864	20	SAP AG ADR	625	32
		$ 2,015	VMware Inc (a)	1,207	97
Publicly Traded Investment Fund - 0.16%					$ 1,277
iShares Russell 1000 Growth Index Fund	1,480	78	Telecommunications - 3.05%
			Arris Group Inc (a)	2,790	29
Real Estate - 0.09%			AT&T Inc	11,834	337
Brookfield Asset Management Inc	1,164	32	BT Group PLC ADR	900	24
Daito Trust Construction Co Ltd ADR	508	12	Cisco Systems Inc	2,025	31
		$ 44	Consolidated Communications Holdings Inc	1,780	32
			InterDigital Inc	650	30
REITS - 1.70%			Motorola Solutions Inc	4,807	201
Annaly Capital Management Inc	5,192	86	Nippon Telegraph & Telephone Corp ADR	1,069	26
Camden Property Trust	835	46	NTT DoCoMo Inc ADR	1,727	32
EastGroup Properties Inc	960	37	Plantronics Inc	1,300	37

See accompanying notes

15

Schedule of Investments
Balanced Account
September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)		Principal

Telecommunications (continued)			BONDS (continued)	Amount (000's) Value (000's)
Qualcomm Inc	3,495	$ 170	Automobile Parts & Equipment - 0.02%
RF Micro Devices Inc (a)	3,130	20	Cooper Tire & Rubber Co
Telenor ASA ADR	290	13	8.00%, 12/15/2019	$ 5 $	5
Verizon Communications Inc	12,025	443	Goodyear Tire & Rubber Co/The
Vodafone Group PLC ADR	1,620	42	10.50%, 5/15/2016	6	6
		$ 1,467		$ 11

Textiles - 0.04%			Banks - 2.96%
G&K Services Inc	710	18	Abbey National Treasury Services
			PLC/London
Transportation - 0.20%			4.00%, 4/27/2016	15	14
Atlas Air Worldwide Holdings Inc (a)	870	29	Ally Financial Inc
			8.30%, 2/12/2015	10	10
Canadian National Railway Co	499	33	Associated Banc-Corp
CSX Corp	1,929	36	5.13%, 3/28/2016	55	57
		$ 98	BAC Capital Trust XIII
Water - 0.13%			0.75%, 12/31/2049(d)	75	40
American Water Works Co Inc	1,578	48	Bank of America Corp
United Utilities Group PLC ADR	763	15	5.65%, 5/1/2018	75	71
		$ 63	8.00%, 12/29/2049(d)	5	4
TOTAL COMMON STOCKS		$ 27,791	Bank of New York Mellon Corp/The
	Principal		2.30%, 7/28/2016	25	25
BONDS - 22.96%	Amount (000's)	Value (000's)	3.55%, 9/23/2021	30	30
			BNP Paribas / BNP Paribas US Medium-Term
Advertising - 0.14%			Note Program LLC
Interpublic Group of Cos Inc			1.34%, 6/11/2012(d)	200	200
10.00%, 7/15/2017	$ 55	$ 63	BTA Bank JSC
6.25%, 11/15/2014	5	5	10.75%, 7/1/2018(d)	15	7
		$ 68	CBQ Finance Ltd
Aerospace & Defense - 0.10%			7.50%, 11/18/2019	100	117
Lockheed Martin Corp			CIT Group Inc
			7.00%, 5/2/2017(e)	35	34
3.35%, 9/15/2021	20	20
4.85%, 9/15/2041	10	11	Citigroup Inc
Spirit Aerosystems Inc			3.95%, 6/15/2016	10	10
6.75%, 12/15/2020	10	10	5.13%, 5/5/2014	10	10
Triumph Group Inc			6.13%, 5/15/2018	40	43
8.63%, 7/15/2018	5	5	City National Corp/CA
		$ 46	5.25%, 9/15/2020	35	35
			Goldman Sachs Group Inc/The
Agriculture - 0.19%			6.25%, 2/1/2041	10	10
Altria Group Inc			HBOS Capital Funding LP
4.75%, 5/5/2021	25	26	6.07%, 6/29/2049(d),(e)	5	3
9.95%, 11/10/2038	15	21	JP Morgan Chase & Co
Archer-Daniels-Midland Co			3.15%, 7/5/2016	10	10
5.77%, 3/1/2041(d)	20	25	4.25%, 10/15/2020	10	10
Philip Morris International Inc			4.35%, 8/15/2021	85	86
2.50%, 5/16/2016	15	16	KeyCorp
Southern States Cooperative Inc			5.10%, 3/24/2021	20	20
11.25%, 5/15/2015(e)	5	5	Morgan Stanley
		$ 93	6.25%, 8/28/2017	140	138
			PNC Financial Services Group Inc
Airlines - 0.07%			6.75%, 8/1/2049(d)	70	67
American Airlines 2011-2 Class A Pass			PNC Funding Corp
Through Trust			2.70%, 9/19/2016	45	45
8.63%, 10/15/2021(f)	20	20
			5.25%, 11/15/2015	120	129
UAL 2009-1 Pass Through Trust			Royal Bank of Scotland Group PLC
10.40%, 11/1/2016	5	5	5.05%, 1/8/2015	25	23
United Airlines 2007-1 Class C Pass Through			Royal Bank of Scotland PLC/The
Trust			3.40%, 8/23/2013	25	25
2.65%, 7/2/2014(d)	4	3
			Santander US Debt SA Unipersonal
US Airways 2001-1G Pass Through Trust			2.99%, 10/7/2013(e)	100	96
7.08%, 3/20/2021(c)	5	5
			Toronto-Dominion Bank/The
		$ 33	2.50%, 7/14/2016	50	51
Automobile Asset Backed Securities - 0.54%			Wells Fargo & Co
AmeriCredit Automobile Receivables Trust			7.98%, 3/29/2049(d)	5	5
0.84%, 11/10/2014	100	100		$ 1,425
Santander Drive Auto Receivables Trust			Beverages - 0.23%
1.04%, 4/15/2014	160	160	Anheuser-Busch InBev Worldwide Inc
		$ 260	4.13%, 1/15/2015	5	5
			8.20%, 1/15/2039	15	23

See accompanying notes

16

Schedule of Investments
Balanced Account
September 30, 2011 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Beverages (continued)			Computers (continued)
Coca-Cola Co/The			Hewlett-Packard Co
1.80%, 9/1/2016(e)	$ 30	$ 30	3.00%, 9/15/2016	$ 30	$ 30
3.30%, 9/1/2021(e)	15	16	iGate Corp
Dr Pepper Snapple Group Inc			9.00%, 5/1/2016(e)	5	5
2.90%, 1/15/2016	30	31	Seagate HDD Cayman
PepsiCo Inc/NC			6.88%, 5/1/2020	25	23
5.50%, 1/15/2040	5	6	7.75%, 12/15/2018(e)	10	10
		$ 111	Spansion LLC
			7.88%, 11/15/2017(e)	10	10
Biotechnology - 0.24%					$ 127
Amgen Inc
4.10%, 6/15/2021	40	43	Cosmetics & Personal Care - 0.01%
Celgene Corp			Procter & Gamble Co/The
5.70%, 10/15/2040	25	28	0.70%, 8/15/2014	5	5
Genzyme Corp
5.00%, 6/15/2020	15	17
Life Technologies Corp			Diversified Financial Services - 1.38%
			ABB Treasury Center USA Inc
6.00%, 3/1/2020	25	28	2.50%, 6/15/2016(e)	60	61
		$ 116	4.00%, 6/15/2021(e)	20	20
Building Materials - 0.07%			Aircastle Ltd
Cimento Tupi SA			9.75%, 8/1/2018	15	15
9.75%, 5/11/2018(e)	3	3	American Express Credit Corp
CRH America Inc			2.80%, 9/19/2016	55	55
8.13%, 7/15/2018	25	29	Cantor Fitzgerald LP
		$ 32	6.38%, 6/26/2015(e)	35	36
			Credit Acceptance Corp
Chemicals - 0.23%			9.13%, 2/1/2017	5	5
CF Industries Inc			9.13%, 2/1/2017(e)	5	5
7.13%, 5/1/2020	50	57	E*Trade Financial Corp
Dow Chemical Co/The			12.50%, 11/30/2017	5	6
2.50%, 2/15/2016	20	20	ERAC USA Finance LLC
4.25%, 11/15/2020	5	5	2.25%, 1/10/2014(e)	5	5
7.38%, 11/1/2029	10	12	7.00%, 10/15/2037(e)	30	35
Potash Corp of Saskatchewan Inc			Financiera Independencia SAB de CV
5.88%, 12/1/2036	5	6	10.00%, 3/30/2015(e)	2	2
Vertellus Specialties Inc			Ford Motor Credit Co LLC
9.38%, 10/1/2015(e)	10	9
			7.00%, 4/15/2015	45	47
		$ 109	General Electric Capital Corp
Coal - 0.30%			6.15%, 8/7/2037	5	5
			6.38%, 11/15/2067(d)	35	33
Alpha Natural Resources Inc
6.25%, 6/1/2021	20	19	Goldman Sachs Capital I
Arch Coal Inc			6.35%, 2/15/2034	40	36
7.00%, 6/15/2019(e)	5	5	Goldman Sachs Capital II
7.25%, 6/15/2021(e)	5	5	5.79%, 12/29/2049(d)	10	6
8.75%, 8/1/2016	10	10	GT 2005 BONDS BV
			6.00%, 7/21/2014(d)	5	4
Bumi Investment Pte Ltd
10.75%, 10/6/2017(e)	100	91	GTP Acquisition Partners I LLC
			4.35%, 6/15/2016(e)	20	20
Consol Energy Inc
8.00%, 4/1/2017	15	16	Icahn Enterprises LP / Icahn Enterprises
		$ 146	Finance Corp
			8.00%, 1/15/2018	10	10
Commercial Services - 0.09%			ILFC E-Capital Trust II
Avis Budget Car Rental LLC / Avis Budget			6.25%, 12/21/2065(d),(e)	5	4
Finance Inc			International Lease Finance Corp
7.63%, 5/15/2014	10	10	5.65%, 6/1/2014	5	5
B-Corp Merger Sub Inc			6.25%, 5/15/2019	5	4
8.25%, 6/1/2019(e)	5	5	8.62%, 9/15/2015(d)	5	5
CDRT Merger Sub Inc			JP Morgan Chase Capital XX
8.13%, 6/1/2019(e)	10	9	6.55%, 9/29/2036	70	71
Hertz Corp/The			Merrill Lynch & Co Inc
8.88%, 1/1/2014	2	2	5.00%, 1/15/2015	10	10
RSC Equipment Rental Inc / RSC Holdings III			6.40%, 8/28/2017	10	10
LLC			MF Global Holdings Ltd
10.00%, 7/15/2017(e)	10	10	6.25%, 8/8/2016	15	14
8.25%, 2/1/2021	10	9	National Rural Utilities Cooperative Finance
		$ 45	Corp
			1.90%, 11/1/2015	30	30
Computers - 0.26%			ORIX Corp
Affiliated Computer Services Inc			5.00%, 1/12/2016	45	46
5.20%, 6/1/2015	45	49

See accompanying notes

17

Schedule of Investments
Balanced Account
September 30, 2011 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Diversified Financial Services (continued)			Electric (continued)
Pinnacle Foods Finance LLC / Pinnacle Foods			San Diego Gas & Electric Co	(continued)
Finance Corp			4.50%, 8/15/2040		$ 5 $	5
8.25%, 9/1/2017	$ 5 $	5	5.35%, 5/15/2040		25	31
Scottrade Financial Services Inc			Xcel Energy Inc
6.13%, 7/11/2021(e)	50	51	4.80%, 9/15/2041		10	11
SquareTwo Financial Corp					$ 627
11.63%, 4/1/2017	5	5
	$ 666		Electronics - 0.05%
			NXP BV / NXP Funding LLC
Electric - 1.30%			9.75%, 8/1/2018(e)		10	11
Baltimore Gas & Electric Co			Thermo Fisher Scientific Inc
5.90%, 10/1/2016	25	29	2.25%, 8/15/2016		5	5
Commonwealth Edison Co			3.60%, 8/15/2021		5	5
5.80%, 3/15/2018	15	17	Viasystems Inc
Dominion Resources Inc/VA			12.00%, 1/15/2015(e)		5	5
2.25%, 9/1/2015	5	5			$ 26
DTE Energy Co
6.38%, 4/15/2033	40	48	Engineering & Construction - 0.00%
Duke Energy Corp			Empresas ICA SAB de CV
			8.90%, 2/4/2021(e)		2	2
3.35%, 4/1/2015	20	21
3.55%, 9/15/2021	25	25
Edison International			Entertainment - 0.21%
3.75%, 9/15/2017	10	10	CCM Merger Inc
Edison Mission Energy			8.00%, 8/1/2013(e)		25	24
7.50%, 6/15/2013	15	14	Lions Gate Entertainment Inc
Elwood Energy LLC			10.25%, 11/1/2016(e)		10	10
8.16%, 7/5/2026	22	22	Peninsula Gaming LLC / Peninsula Gaming
Energy Future Holdings Corp			Corp
9.75%, 10/15/2019	14	14	10.75%, 8/15/2017		15	14
Energy Future Intermediate Holding Co LLC			8.38%, 8/15/2015		15	15
9.75%, 10/15/2019	11	11	Regal Cinemas Corp
FirstEnergy Corp			8.63%, 7/15/2019		10	10
7.38%, 11/15/2031	25	31	Regal Entertainment Group
Florida Power & Light Co			9.13%, 8/15/2018		10	10
5.13%, 6/1/2041	10	12	WMG Acquisition Corp
5.25%, 2/1/2041	10	12	11.50%, 10/1/2018(e)		10	9
5.65%, 2/1/2037	5	6	9.50%, 6/15/2016(e)		5	5
GenOn REMA LLC			WMG Holdings Corp
9.24%, 7/2/2017	16	16	13.75%, 10/1/2019(e)		5	5
Kentucky Utilities Co					$ 102
5.13%, 11/1/2040	20	24
Mirant Mid Atlantic Pass Through Trust C			Environmental Control - 0.10%
10.06%, 12/30/2028	24	26	EnergySolutions Inc / EnergySolutions LLC
Nevada Power Co			10.75%, 8/15/2018		10	10
5.38%, 9/15/2040	5	6	Republic Services Inc
5.45%, 5/15/2041	15	18	3.80%, 5/15/2018		25	26
Northern States Power Co/MN			5.70%, 5/15/2041		10	11
5.35%, 11/1/2039	15	18			$ 47
NRG Energy Inc			Food - 0.22%
7.38%, 1/15/2017	5	5	Del Monte Foods Co
8.25%, 9/1/2020	10	9	7.63%, 2/15/2019(e)		15	13
Oncor Electric Delivery Co LLC			Delhaize Group SA
5.00%, 9/30/2017	5	5	5.70%, 10/1/2040		15	15
5.25%, 9/30/2040	10	11	Kraft Foods Inc
PacifiCorp			5.38%, 2/10/2020		10	11
3.85%, 6/15/2021	35	37	6.25%, 6/1/2012		13	13
5.75%, 4/1/2037	10	12	6.50%, 11/1/2031		15	19
6.25%, 10/15/2037	5	6	6.50%, 2/9/2040		30	37
PPL Electric Utilities Corp					$ 108
3.00%, 9/15/2021	5	5
PPL WEM Holdings PLC			Forest Products & Paper - 0.05%
3.90%, 5/1/2016(e)	25	26	Bio Pappel SAB de CV
Progress Energy Inc			7.00%, 8/27/2016(d)		3	2
4.40%, 1/15/2021	20	22	Celulosa Arauco y Constitucion SA
Public Service Co of Colorado			5.63%, 4/20/2015		5	5
4.75%, 8/15/2041	15	17	Exopack Holding Corp
Puget Energy Inc			10.00%, 6/1/2018(e)		15	14
6.00%, 9/1/2021	20	20	Sappi Papier Holding GmbH
San Diego Gas & Electric Co			7.50%, 6/15/2032(e)		5	4
3.00%, 8/15/2021	20	20			$ 25

See accompanying notes

18

Schedule of Investments Balanced Account September 30, 2011 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Gas - 0.06%			Insurance (continued)
Atmos Energy Corp			Willis Group Holdings PLC
5.50%, 6/15/2041	$ 25	$ 29	5.75%, 3/15/2021	$ 25	$ 26
			WR Berkley Corp
			6.25%, 2/15/2037	30	30
Healthcare - Products - 0.11%			XL Group PLC
Angiotech Pharmaceuticals Inc			6.50%, 12/31/2049(d)	25	20
5.00%, 12/1/2013(d)	20	17
Biomet Inc					$ 502
10.38%, 10/15/2017	5	5	Internet - 0.06%
Stryker Corp			Equinix Inc
2.00%, 9/30/2016	30	30	7.00%, 7/15/2021	10	10
		$ 52	Open Solutions Inc
			9.75%, 2/1/2015(e)	15	8
Healthcare - Services - 0.34%			Zayo Group LLC / Zayo Capital Inc
Centene Corp			10.25%, 3/15/2017	10	10
5.75%, 6/1/2017	15	15
HCA Inc					$ 28
6.50%, 2/15/2020	35	34	Iron & Steel - 0.05%
Highmark Inc			ArcelorMittal
4.75%, 5/15/2021(e)	25	25	5.50%, 3/1/2021	15	13
Multiplan Inc			6.75%, 3/1/2041	15	13
9.88%, 9/1/2018(e)	10	10			$ 26
Radnet Management Inc
10.38%, 4/1/2018	5	5	Leisure Products & Services - 0.09%
Roche Holdings Inc			Harley-Davidson Financial Services Inc
7.00%, 3/1/2039(e)	20	29	3.88%, 3/15/2016(e)	40	41
WellPoint Inc
3.70%, 8/15/2021	45	45	Lodging - 0.20%
		$ 163	Caesars Entertainment Operating Co Inc
Holding Companies - Diversified - 0.04%			10.00%, 12/15/2018	23	14
Hutchison Whampoa International 03/13 Ltd			Mandalay Resort Group
6.50%, 2/13/2013	20	21	7.63%, 7/15/2013	5	5
			MGM Resorts International
			10.00%, 11/1/2016(e)	10	10
Home Equity Asset Backed Securities - 0.38%			Starwood Hotels & Resorts Worldwide Inc
Countrywide Asset-Backed Certificates			6.75%, 5/15/2018	5	5
5.51%, 8/25/2036	31	29	7.15%, 12/1/2019	15	16
Option One Mortgage Loan Trust			Wyndham Worldwide Corp
0.33%, 7/25/2036(d)	91	53	5.63%, 3/1/2021	30	30
Specialty Underwriting & Residential			5.75%, 2/1/2018	5	5
Finance			7.38%, 3/1/2020	10	11
1.00%, 2/25/2035(d)	23	19			$ 96
Wells Fargo Home Equity Trust
0.52%, 10/25/2035(d)	86	83	Media - 0.86%
		$ 184	Cablevision Systems Corp
			8.00%, 4/15/2020	5	5
Insurance - 1.04%			CBS Corp
Aflac Inc			5.75%, 4/15/2020	25	27
3.45%, 8/15/2015	20	20	Comcast Corp
American International Group Inc			4.95%, 6/15/2016	20	22
4.25%, 9/15/2014	55	53	6.40%, 3/1/2040	10	12
4.88%, 9/15/2016	65	62	6.45%, 3/15/2037	30	34
Aon Corp			6.50%, 11/15/2035	5	6
3.13%, 5/27/2016	25	25	COX Communications Inc
Berkshire Hathaway Inc			5.45%, 12/15/2014	10	11
2.20%, 8/15/2016	15	15	DIRECTV Holdings LLC / DIRECTV
3.75%, 8/15/2021	30	30	Financing Co Inc
Hanover Insurance Group Inc/The			3.55%, 3/15/2015	5	5
6.38%, 6/15/2021	20	21	5.00%, 3/1/2021	35	37
ING Groep NV			5.88%, 10/1/2019	15	17
5.78%, 12/8/2049	65	48	6.38%, 3/1/2041	5	6
Liberty Mutual Group Inc			7.63%, 5/15/2016	20	21
10.75%, 6/15/2058(d),(e)	10	12	DISH DBS Corp
5.00%, 6/1/2021(e)	20	19	6.75%, 6/1/2021(e)	5	5
7.00%, 3/15/2037(d),(e)	5	4	7.75%, 5/31/2015	10	10
Lincoln National Corp			7.88%, 9/1/2019	15	15
5.65%, 8/27/2012	20	21	NBCUniversal Media LLC
6.15%, 4/7/2036	30	29	5.15%, 4/30/2020	50	55
7.00%, 5/17/2066(d)	10	9	News America Inc
Marsh & McLennan Cos Inc			6.20%, 12/15/2034	25	27
4.80%, 7/15/2021	55	58

See accompanying notes

19

Schedule of Investments Balanced Account September 30, 2011 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000's)		BONDS (continued)	Amount (000's)	Value (000's)

Media (continued)				Mortgage Backed Securities (continued)
Time Warner Cable Inc				Credit Suisse Mortgage Capital Certificates
4.00%, 9/1/2021	$ 10	$ 10		5.34%, 12/15/2043(d),(e)	$ 25	$ 24
4.13%, 2/15/2021	15	15		5.47%, 9/18/2039(e)	35	34
5.50%, 9/1/2041	30	30		5.80%, 6/10/2049(d),(e)	50	47
Time Warner Inc				Fannie Mae
7.63%, 4/15/2031	5	6		5.77%, 6/25/2018(d)	235	24
Univision Communications Inc				6.02%, 3/25/2024(d)	165	15
7.88%, 11/1/2020(e)	5	5		6.50%, 2/25/2047	22	25
8.50%, 5/15/2021(e)	20	16		6.52%, 11/25/2036(d)	75	12
Walt Disney Co/The				6.77%, 4/25/2039(d)	11	11
2.75%, 8/16/2021	15	15		7.37%, 3/25/2039(d)	11	13
		$ 412		Freddie Mac
				0.83%, 8/15/2018(d)	35	35
Mining - 0.18%				3.50%, 2/15/2025(d)	718	91
Alcoa Inc				GE Capital Commercial Mortgage Corp
5.90%, 2/1/2027	10	10		5.61%, 4/10/2017(d)	50	40
AngloGold Ashanti Holdings PLC				Ginnie Mae
5.38%, 4/15/2020	5	5		4.50%, 6/20/2039(d)	146	22
Barrick Gold Corp				5.00%, 10/16/2022(d)	86	7
2.90%, 5/30/2016	25	25		7.16%, 1/16/2032(d)	411	99
FMG Resources August 2006 Pty Ltd				Indymac Index Mortgage Loan Trust
6.88%, 2/1/2018(e)	10	9
				0.41%, 2/25/2037(d)	160	118
Rio Tinto Finance USA Ltd				JP Morgan Chase Commercial Mortgage
1.88%, 11/2/2015	10	10		Securities Corp
Southern Copper Corp				5.34%, 5/15/2047	75	77
5.38%, 4/16/2020	3	3		5.43%, 1/15/2049	49	51
6.75%, 4/16/2040	5	5		5.56%, 6/12/2041(d)	85	86
Teck Resources Ltd				JP Morgan Mortgage Trust
6.25%, 7/15/2041	15	15		5.67%, 6/25/2036(d)	1	1
Vale Overseas Ltd				LB-UBS Commercial Mortgage Trust
4.63%, 9/15/2020	5	5		6.45%, 7/17/2040(d)	50	27
		$ 87		Morgan Stanley Capital I
Miscellaneous Manufacturing - 0.35%				0.48%, 4/12/2049(d)	82	77
GE Capital Trust I				5.77%, 4/12/2049(d)	25	26
6.38%, 11/15/2067	80	77		Morgan Stanley Reremic Trust
Park-Ohio Industries Inc				10.24%, 12/17/2043(d),(e)	100	100
8.13%, 4/1/2021	5	5		RBSCF Trust
Textron Inc				5.31%, 3/16/2012(e)	100	99
6.20%, 3/15/2015	10	11		5.99%, 9/17/2039(d),(e)	50	52
Tyco International Finance SA				Structured Asset Securities Corp
4.13%, 10/15/2014	10	10		5.50%, 6/25/2036(d)	82	31
6.00%, 11/15/2013	10	11		Wachovia Bank Commercial Mortgage Trust
Tyco International Ltd / Tyco International				0.43%, 12/15/2043(d),(e)	50	31
Finance SA				0.72%, 10/15/2041(d),(e)	1,199	2
7.00%, 12/15/2019	45	56		5.68%, 5/15/2046(d)	110	117
				6.10%, 2/15/2051(d)	55	58
		$ 170
				WAMU Commercial Mortgage Securities
Mortgage Backed Securities - 3.95%				Trust
Banc of America Funding Corp				3.83%, 1/25/2035(e)	2	2
0.51%, 7/20/2036(d)	126	75		WaMu Mortgage Pass Through Certificates
Banc of America Merrill Lynch Commercial				2.57%, 5/25/2035(d)	11	11
Mortgage Inc				Washington Mutual Alternative Mortgage
5.89%, 7/10/2044	15	16		Pass-Through Certificates
BCRR Trust				0.51%, 6/25/2046(d)	55	3
5.86%, 12/15/2043(e)	25	24				$ 1,901
Bear Stearns Commercial Mortgage
Securities				Office & Business Equipment - 0.05%
5.47%, 6/11/2041	130	139		Xerox Corp
Bella Vista Mortgage Trust				6.75%, 2/1/2017	20	23
0.48%, 5/20/2045(b),(d)	80	41
Citigroup Commercial Mortgage Trust				Oil & Gas - 1.08%
5.62%, 12/10/2049(d)	24	24
				Anadarko Petroleum Corp
Commercial Mortgage Pass Through				5.95%, 9/15/2016	25	27
Certificates				6.20%, 3/15/2040	35	36
5.95%, 6/9/2028(e)	100	94
				BP Capital Markets PLC
Countrywide Asset-Backed Certificates				3.13%, 10/1/2015	35	36
0.63%, 4/25/2036(d)	124	1
				3.63%, 5/8/2014	25	26
Credit Suisse First Boston Mortgage Securities				Canadian Natural Resources Ltd
Corp				5.70%, 5/15/2017	15	17
0.38%, 11/15/2037(d),(e)	1,075	19
See accompanying notes			20

Schedule of Investments
Balanced Account
September 30, 2011 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value (000's)

Oil & Gas (continued)			Oil & Gas Services (continued)
Chaparral Energy Inc			Cameron International Corp
8.25%, 9/1/2021	$ 5 $	5	4.50%, 6/1/2021	$ 15	$ 16
8.88%, 2/1/2017(d)	5	5	6.38%, 7/15/2018	25	29
9.88%, 10/1/2020	10	10	7.00%, 7/15/2038	5	6
Chesapeake Energy Corp			Key Energy Services Inc
6.13%, 2/15/2021	10	10	6.75%, 3/1/2021	5	5
Concho Resources Inc			SESI LLC
7.00%, 1/15/2021	10	10	6.38%, 5/1/2019(e)	5	5
ConocoPhillips					$ 76
5.75%, 2/1/2019	15	18
ConocoPhillips Holding Co			Other Asset Backed Securities - 1.94%
6.95%, 4/15/2029	15	20	Ameriquest Mortgage Securities Inc
			0.53%, 3/25/2035(d)	9	9
Denbury Resources Inc
8.25%, 2/15/2020	10	11	Carrington Mortgage Loan Trust
			0.51%, 12/25/2035(d)	275	262
9.75%, 3/1/2016	15	16
Devon Energy Corp			Citigroup Mortgage Loan Trust Inc
			0.38%, 3/25/2037(d)	83	76
2.40%, 7/15/2016	15	15
5.60%, 7/15/2041	5	6	Countrywide Asset-Backed Certificates
			0.48%, 3/25/2036(b),(d)	114	70
Ecopetrol SA			0.52%, 2/25/2036(d)	11	11
7.63%, 7/23/2019	1	1	1.84%, 1/25/2034(d)	123	78
Hilcorp Energy I LP / Hilcorp Finance Co
7.63%, 4/15/2021(e)	15	15	First Horizon Asset Backed Trust
			0.36%, 10/25/2026(d)	93	67
Linn Energy LLC / Linn Energy Finance
Corp			First-Citizens Home Equity Loan LLC
			0.44%, 9/15/2022(d),(e)	22	20
6.50%, 5/15/2019(e)	5	5
7.75%, 2/1/2021	5	5	GE Dealer Floorplan Master Note Trust
			0.83%, 7/21/2014(d)	200	200
8.63%, 4/15/2020	10	10
Marathon Petroleum Corp			JP Morgan Mortgage Acquisition Corp
			0.38%, 3/25/2037(d)	75	52
5.13%, 3/1/2021(e)	10	10
Newfield Exploration Co			5.45%, 11/25/2036	59	59
5.75%, 1/30/2022	5	5	Marriott Vacation Club Owner Trust
			5.52%, 5/20/2029(d),(e)	13	14
Nexen Inc
6.40%, 5/15/2037	5	5	MSDWCC Heloc Trust
			0.42%, 7/25/2017(d)	17	14
Noble Energy Inc
6.00%, 3/1/2041	10	11			$ 932
Occidental Petroleum Corp			Packaging & Containers - 0.03%
1.75%, 2/15/2017	35	35	Crown Cork & Seal Co Inc
Petrobras International Finance Co - Pifco			7.38%, 12/15/2026	3	3
5.38%, 1/27/2021	10	10	Sealed Air Corp
Petro-Canada			8.13%, 9/15/2019(e),(f)	5	5
5.95%, 5/15/2035	20	22	8.38%, 9/15/2021(e),(f)	5	5
Petroleum Development Corp					$ 13
12.00%, 2/15/2018	10	11
Petroquest Energy Inc			Pharmaceuticals - 0.26%
10.00%, 9/1/2017	5	5	AmerisourceBergen Corp
Pioneer Natural Resources Co			5.63%, 9/15/2012	25	26
7.50%, 1/15/2020	5	6	Endo Pharmaceuticals Holdings Inc
Plains Exploration & Production Co			7.25%, 1/15/2022(e)	10	10
6.63%, 5/1/2021	5	5	Giant Funding Corp
Precision Drilling Corp			8.25%, 2/1/2018(e)	5	5
6.63%, 11/15/2020	5	5	Merck & Co Inc
Pride International Inc			5.95%, 12/1/2028	5	6
7.88%, 8/15/2040	10	13	6.50%, 12/1/2033(d)	10	14
Quicksilver Resources Inc			Sanofi
11.75%, 1/1/2016	5	5	1.20%, 9/30/2014	40	40
Rowan Cos Inc			Watson Pharmaceuticals Inc
5.00%, 9/1/2017	35	36	5.00%, 8/15/2014	20	22
Suncor Energy Inc					$ 123
6.10%, 6/1/2018	10	12	Pipelines - 0.75%
Talisman Energy Inc			Chesapeake Midstream Partners LP / CHKM
5.13%, 5/15/2015	10	11	Finance Corp
Venoco Inc			5.88%, 4/15/2021(e)	10	10
11.50%, 10/1/2017	5	5	El Paso Corp
8.88%, 2/15/2019	5	4	7.75%, 1/15/2032	10	12
	$ 520		El Paso Pipeline Partners Operating Co LLC
Oil & Gas Services - 0.16%			5.00%, 10/1/2021	30	30
Baker Hughes Inc			Enbridge Energy Partners LP
3.20%, 8/15/2021(e)	15	15	4.20%, 9/15/2021	15	15

See accompanying notes

21

Schedule of Investments Balanced Account September 30, 2011 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's)	Value (000's)

Pipelines (continued)				Retail (continued)
Energy Transfer Equity LP				Yum! Brands Inc
7.50%, 10/15/2020	$ 5 $	5		3.88%, 11/1/2020	$ 20	$ 20
Energy Transfer Partners LP				6.88%, 11/15/2037	10	13
4.65%, 6/1/2021	20	19				$ 226
6.05%, 6/1/2041	15	14
Enterprise Products Operating LLC				Savings & Loans - 0.06%
5.20%, 9/1/2020	15	16		Santander Holdings USA Inc
6.13%, 10/15/2039	20	22		4.63%, 4/19/2016	30	29
6.45%, 9/1/2040	5	6
8.38%, 8/1/2066	25	26		Semiconductors - 0.14%
Kinder Morgan Energy Partners LP				Freescale Semiconductor Inc
5.30%, 9/15/2020	40	43		9.25%, 4/15/2018(e)	5	5
5.63%, 9/1/2041	15	15		Intel Corp
6.38%, 3/1/2041	15	16		3.30%, 10/1/2021	25	25
MarkWest Energy Partners LP / MarkWest				Jazz Technologies Inc
Energy Finance Corp				8.00%, 6/30/2015	5	5
6.75%, 11/1/2020	5	5		Texas Instruments Inc
8.75%, 4/15/2018	10	11		2.38%, 5/16/2016	30	31
ONEOK Partners LP						$ 66
3.25%, 2/1/2016	25	25
Regency Energy Partners LP / Regency Energy				Software - 0.09%
Finance Corp				Fiserv Inc
6.50%, 7/15/2021	10	10		3.13%, 6/15/2016	20	20
Williams Cos Inc/The				Oracle Corp
				5.38%, 7/15/2040(e)	15	18
7.88%, 9/1/2021	40	47
8.75%, 3/15/2032	10	13		6.13%, 7/8/2039	5	6
	$ 360					$ 44

REITS - 0.33%				Student Loan Asset Backed Securities - 0.05%
DDR Corp				SLM Student Loan Trust
				1.55%, 1/25/2018(d)	25	25
4.75%, 4/15/2018	40	37
Digital Realty Trust LP
4.50%, 7/15/2015	45	46		Telecommunications - 0.86%
DuPont Fabros Technology LP				America Movil SAB de CV
8.50%, 12/15/2017	5	5		5.63%, 11/15/2017	7	8
Entertainment Properties Trust				AT&T Inc
7.75%, 7/15/2020	35	37		2.95%, 5/15/2016	20	21
Ventas Realty LP / Ventas Capital Corp				3.88%, 8/15/2021	15	15
4.75%, 6/1/2021	35	34		5.55%, 8/15/2041	25	27
	$ 159			6.15%, 9/15/2034	20	22
Retail - 0.47%				Cincinnati Bell Inc
AmeriGas Partners LP / AmeriGas Finance				8.38%, 10/15/2020	15	14
Corp				Clearwire Communications LLC / Clearwire
6.25%, 8/20/2019	5	5		Finance Inc
				12.00%, 12/1/2015(e)	15	13
CVS Caremark Corp
4.13%, 5/15/2021	5	5		CommScope Inc
				8.25%, 1/15/2019(e)	10	10
6.60%, 3/15/2019	15	18
CVS Pass-Through Trust				Global Crossing Ltd
5.77%, 1/10/2033(e)	30	31		12.00%, 9/15/2015	10	11
				9.00%, 11/15/2019(e)	5	6
7.51%, 1/10/2032(e)	5	6
DineEquity Inc				Goodman Networks Inc
				12.13%, 7/1/2018(e)	10	9
9.50%, 10/30/2018	5	5
Grupo Famsa SAB de CV				Intelsat Luxembourg SA
11.00%, 7/20/2015	2	2		11.25%, 2/4/2017	15	13
Home Depot Inc				11.50%, 2/4/2017	20	17
4.40%, 4/1/2021	25	27		Level 3 Communications Inc
				11.88%, 2/1/2019(e)	5	5
Ltd Brands Inc
6.63%, 4/1/2021	5	5		Level 3 Escrow Inc
				8.13%, 7/1/2019(e)	5	4
7.00%, 5/1/2020	5	5
Macy's Retail Holdings Inc				Level 3 Financing Inc
5.75%, 7/15/2014	5	5		9.25%, 11/1/2014	7	7
5.90%, 12/1/2016	40	44		Nextel Communications Inc
Nordstrom Inc				7.38%, 8/1/2015	15	14
6.25%, 1/15/2018	20	24		NII Capital Corp
Suburban Propane Partners LP / Suburban				7.63%, 4/1/2021	8	8
Energy Finance Corp				SBA Tower Trust
				4.25%, 4/15/2015(e)	25	26
7.38%, 3/15/2020	5	5
Wal-Mart Stores Inc				Telecom Italia Capital SA
5.00%, 10/25/2040	5	6		5.25%, 11/15/2013	15	15

accompanying notes			22

See

Schedule of Investments
Balanced Account
September 30, 2011 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Telecommunications (continued)			Federal National Mortgage Association (FNMA) (continued)
Telefonica Emisiones SAU			4.00%, 10/1/2040(g),(h)	$ 250 $	262
3.73%, 4/27/2015	$ 25	$ 24	4.00%, 3/1/2041(g)	50	52
3.99%, 2/16/2016	15	14	4.50%, 5/1/2031(g)	180	192
Verizon Global Funding Corp			4.50%, 6/1/2039(g)	17	19
7.75%, 12/1/2030	20	28	4.50%, 5/1/2040(g)	33	36
Vodafone Group PLC			4.50%, 5/1/2040(g)	295	317
0.60%, 2/27/2012(d)	75	75	4.50%, 7/1/2040(g)	37	40
Wind Acquisition Finance SA			4.50%, 1/1/2041(g)	237	254
11.75%, 7/15/2017(e)	10	9	4.50%, 1/1/2041(g)	25	26
		$ 415	5.00%, 10/1/2040(g),(h)	325	350
			5.50%, 4/1/2035(g)	16	17
Transportation - 0.22%			5.50%, 7/1/2038(g)	188	208
CSX Corp			5.50%, 5/1/2040(g)	90	99
4.25%, 6/1/2021	15	16	5.67%, 2/1/2036(d),(g)	18	20
5.50%, 4/15/2041	10	11	5.70%, 4/1/2037(d),(g)	25	26
6.25%, 3/15/2018	15	18	6.00%, 2/1/2025(g)	72	79
7.38%, 2/1/2019	15	19	6.00%, 1/1/2037(g)	79	88
Kansas City Southern de Mexico SA de CV			6.00%, 11/1/2037(g)	86	95
6.13%, 6/15/2021	7	7	6.00%, 1/1/2038(g)	52	58
Navios Maritime Acquisition Corp / Navios			6.00%, 3/1/2038(g)	27	30
Acquisition Finance US Inc			6.50%, 2/1/2032(g)	19	21
8.63%, 11/1/2017	5	4	6.50%, 7/1/2037(g)	12	14
Navios Maritime Holdings Inc / Navios			6.50%, 7/1/2037(g)	10	11
Maritime Finance US Inc			6.50%, 2/1/2038(g)	13	15
8.88%, 11/1/2017	5	5	6.50%, 9/1/2038(g)	35	39
PHI Inc				$ 3,568
8.63%, 10/15/2018	5	5
Swift Services Holdings Inc			Government National Mortgage Association (GNMA) -
			2.57%
10.00%, 11/15/2018	5	5	1.75%, 7/20/2034(d)	182	188
Union Pacific Corp			1.75%, 7/20/2035(d)	236	243
4.75%, 9/15/2041	15	15	4.50%, 10/1/2040(h)	280	304
		$ 105	5.00%, 2/15/2039	162	180
TOTAL BONDS		$ 11,058	5.00%, 8/20/2040	72	79
U.S. GOVERNMENT & GOVERNMENT	Principal		5.50%, 10/1/2040(h)	90	99
AGENCY OBLIGATIONS - 19.39%	Amount (000's)	Value (000's)	6.00%, 9/20/2026	21	23
Federal Home Loan Mortgage Corporation (FHLMC) -			6.00%, 1/15/2029	76	85
2.13%			6.00%, 6/15/2032	4	5
4.50%, 4/1/2031(g)	$ 80	$ 85
5.00%, 6/1/2031(g)	35	37	7.00%, 5/15/2031	11	13
5.00%, 8/1/2040(g)	236	255	7.00%, 2/20/2032	16	19
5.00%, 6/1/2041(g)	83	91		$ 1,238
5.50%, 12/1/2022(g)	26	29	U.S. Treasury - 7.28%
5.50%, 5/1/2036(g)	65	71	0.13%, 8/31/2013	50	50
6.00%, 1/1/2029(g)	20	22	1.00%, 8/31/2016	95	95
6.00%, 10/1/2036(d),(g)	38	43	1.25%, 10/31/2015	300	306
6.00%, 8/1/2037(g)	83	93	1.50%, 7/31/2016	205	210
6.00%, 1/1/2038(d),(g)	17	19	1.88%, 8/31/2017	275	286
6.00%, 7/1/2038(g)	82	91	2.13%, 8/15/2021	378	385
6.50%, 6/1/2017(g)	24	26	2.63%, 2/29/2016	350	377
6.50%, 5/1/2031(g)	6	7	2.63%, 1/31/2018	200	216
6.50%, 6/1/2031(g)	20	23	2.63%, 8/15/2020	100	107
6.50%, 11/1/2031(g)	6	7	3.13%, 1/31/2017	350	388
6.50%, 10/1/2035(g)	44	49	3.13%, 5/15/2019	45	50
7.00%, 12/1/2027(g)	21	24	4.00%, 8/15/2018	205	240
7.50%, 8/1/2030(g)	2	3	4.38%, 5/15/2040	75	97
8.00%, 12/1/2030(g)	42	49	6.00%, 2/15/2026	305	437
		$ 1,024	8.13%, 8/15/2019	175	261
				$ 3,505
Federal National Mortgage Association (FNMA) - 7.41%			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
2.35%, 7/1/2034(d),(g)	9	9
2.42%, 3/1/2035(d),(g)	21	22	OBLIGATIONS	$ 9,335
3.00%, 10/1/2026(g),(h)	300	309		Maturity
3.25%, 6/1/2041(d),(g)	182	189	REPURCHASE AGREEMENTS - 1.98%	Amount (000's) Value (000's)
4.00%, 8/1/2020(g)	24	25	Banks - 1.98%
4.00%, 10/1/2025(g),(h)	200	211	Investment in Joint Trading Account; Credit	$ 245 $	245
4.00%, 2/1/2031(g)	24	26	Suisse Repurchase Agreement; 0.04%
4.00%, 3/1/2031(g)	177	187	dated 09/30/11 maturing 10/03/11
4.00%, 4/1/2031(g)	34	36	(collateralized by US Government
4.00%, 4/1/2031(g)	132	139	Securities; $250,001; 1.00% - 3.13%; dated
4.00%, 6/1/2031(g)	44	47	04/30/12 - 09/30/13)

See accompanying notes			23

Schedule of Investments
Balanced Account
September 30, 2011 (unaudited)

Portfolio Summary (unaudited)

REPURCHASE AGREEMENTS	Maturity		Sector	Percent
(continued)	Amount (000's)	Value (000's)	Mortgage Securities	16 .05%
			Financial	15 .49%
Banks (continued)			Consumer, Non-cyclical	13 .88%
Investment in Joint Trading Account; Deutsche $	77	$ 77	Communications	8 .59%
Bank Repurchase Agreement; 0.05% dated			Technology	8 .41%
09/30/11 maturing 10/03/11 (collateralized			Energy	8 .38%
by US Government Securities; $78,572;			Consumer, Cyclical	7 .80%
0.00% - 5.00%; dated 11/07/11 - 11/17/17)			Government	7 .28%
Investment in Joint Trading Account; JP	280	280	Industrial	6 .49%
Morgan Repurchase Agreement; 0.01%			Utilities	3 .99%
dated 09/30/11 maturing 10/03/11			Asset Backed Securities	2 .91%
(collateralized by US Government			Basic Materials	2 .56%
Securities; $285,715; 0.00% - 6.90%; dated			Exchange Traded Funds	0 .16%
11/21/11 - 10/20/26)			Diversified	0 .06%
Investment in Joint Trading Account; Merrill	350	350	Liabilities in Excess of Other Assets, Net	(2.05)%
Lynch Repurchase Agreement; 0.02%			TOTAL NET ASSETS	100.00%
dated 09/30/11 maturing 10/03/11
(collateralized by US Government
Securities; $357,145; 0.00% - 8.63%; dated
10/13/11 - 04/01/56)
$ 952
TOTAL REPURCHASE AGREEMENTS		$ 952
Total Investments		$ 49,136
Liabilities in Excess of Other Assets, Net - (2.05)%		$ (989)
TOTAL NET ASSETS - 100.00%		$ 48,147

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $5 or 0.01% of net assets.
(d)	Variable Rate. Rate shown is in effect at September 30, 2011.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,695 or 3.52% of net assets.
(f)	Security purchased on a when-issued basis.
(g)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(h)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 2,593
Unrealized Depreciation	(4,781)
Net Unrealized Appreciation (Depreciation)	$ (2,188)
Cost for federal income tax purposes	$ 51,324

All dollar amounts are shown in thousands (000's)

See accompanying notes

24

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2011 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value (000's)		Principal

Semiconductors - 0.00%			BONDS (continued)	Amount (000's)	Value (000's)
Tower Semiconductor Ltd - Warrants (a),(b),(c)	47,588	$ —	Automobile Parts & Equipment - 0.07%
			Cooper Tire & Rubber Co
TOTAL COMMON STOCKS		$ —	8.00%, 12/15/2019	$ 60	$ 58
	Principal		Goodyear Tire & Rubber Co/The
BONDS - 57.69%	Amount (000's)	Value (000's)	10.50%, 05/15/2016	118	128
			8.25%, 08/15/2020	30	31
Advertising - 0.32%					$ 217
Interpublic Group of Cos Inc
10.00%, 07/15/2017	$ 830	$ 944	Banks - 8.27%
6.25%, 11/15/2014	100	106	Abbey National Treasury Services
		$ 1,050	PLC/London
			4.00%, 04/27/2016	235	217
Aerospace & Defense - 0.25%			Alfa Bank OJSC Via Alfa Bond Issuance
Lockheed Martin Corp			PLC
3.35%, 09/15/2021	280	277	7.88%, 09/25/2017	100	90
4.85%, 09/15/2041	195	205	Ally Financial Inc
Spirit Aerosystems Inc			8.00%, 03/15/2020	135	125
6.75%, 12/15/2020	135	135	8.30%, 02/12/2015	300	297
Triumph Group Inc			Associated Banc-Corp
8.63%, 07/15/2018	175	186	5.13%, 03/28/2016	865	900
		$ 803	BAC Capital Trust XIII
			0.75%, 12/31/2049(d)	700	372
Agriculture - 0.49%
Altria Group Inc			Banco Bradesco SA/Cayman Islands
			4.13%, 05/16/2016(e)	1,040	1,035
4.75%, 05/05/2021	470	486
9.95%, 11/10/2038	235	335	Banco de Credito del Peru/Panama
			5.38%, 09/16/2020(e)	35	33
Archer-Daniels-Midland Co
5.77%, 03/01/2041(d)	370	464	BanColombia SA
			5.95%, 06/03/2021(e)	100	97
Philip Morris International Inc
2.50%, 05/16/2016	175	180	Bank of America Corp
Southern States Cooperative Inc			5.65%, 05/01/2018	1,155	1,097
11.25%, 05/15/2015(e)	120	124	8.00%, 12/29/2049(d)	50	42
		$ 1,589	Bank of New York Mellon Corp/The
			2.30%, 07/28/2016	350	353
Airlines - 0.21%			3.55%, 09/23/2021	355	354
American Airlines 2011-2 Class A Pass			BNP Paribas / BNP Paribas US Medium-Term
Through Trust			Note Program LLC
8.63%, 10/15/2021(f)	315	309	1.34%, 06/11/2012(d)	2,700	2,695
Continental Airlines 2007-1 Class C Pass			BPCE SA
Through Trust			2.38%, 10/04/2013(e)	950	924
7.34%, 04/19/2014	10	9	BTA Bank JSC
UAL 2009-1 Pass Through Trust			10.75%, 07/01/2018(d)	290	128
10.40%, 11/01/2016	59	64	CBQ Finance Ltd
UAL 2009-2A Pass Through Trust			7.50%, 11/18/2019	100	117
9.75%, 01/15/2017	89	97	CIT Group Inc
United Airlines 2007-1 Class C Pass Through			7.00%, 05/02/2017(e)	751	728
Trust			Citigroup Inc
2.65%, 07/02/2014(d)	101	89	3.95%, 06/15/2016	215	214
US Airways 2001-1G Pass Through Trust			5.13%, 05/05/2014	135	139
7.08%, 03/20/2021(c)	115	108	5.88%, 05/29/2037	145	139
		$ 676	6.13%, 05/15/2018	600	644
			City National Corp/CA
Automobile Asset Backed Securities - 1.05%			5.25%, 09/15/2020	515	509
AmeriCredit Automobile Receivables Trust
0.90%, 09/08/2014	300	300	Cooperatieve Centrale Raiffeisen-
			Boerenleenbank BA/Netherlands
Hyundai Auto Lease Securitization Trust			11.00%, 12/29/2049(d),(e)	281	338
2011-A
1.02%, 10/15/2013(e)	250	250	Goldman Sachs Group Inc/The
			0.45%, 02/06/2012(d)	500	499
Santander Drive Auto Receivables Trust
0.96%, 02/18/2014	300	300	6.25%, 02/01/2041	210	204
1.04%, 04/15/2014	1,000	999	6.45%, 05/01/2036	215	195
1.36%, 03/15/2013	954	955	Halyk Savings Bank of Kazakhstan JSC
1.48%, 05/15/2017(e)	316	314	7.25%, 05/03/2017	100	94
			HBOS Capital Funding LP
Wheels SPV LLC			6.07%, 06/29/2049(d),(e)	205	123
1.78%, 03/15/2018(d),(e)	296	297
			HSBC USA Capital Trust I
		$ 3,415	7.81%, 12/15/2026(e)	850	810
Automobile Floor Plan Asset Backed Securities - 1.11%			ICICI Bank Ltd
Ally Master Owner Trust			5.75%, 11/16/2020(e)	100	94
0.86%, 05/15/2016(d)	2,100	2,091	ICICI Bank Ltd/Bahrain
BMW Floorplan Master Owner Trust			6.63%, 10/03/2012	125	129
1.38%, 09/15/2014(d),(e)	1,500	1,511	JP Morgan Chase & Co
		$ 3,602	3.15%, 07/05/2016	175	174

See accompanying notes

25

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2011 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Biotechnology (continued)
JP Morgan Chase & Co (continued)			Genzyme Corp
4.25%, 10/15/2020	$ 175 $	175	5.00%, 06/15/2020	$ 230 $	265
4.35%, 08/15/2021	1,830	1,849	Life Technologies Corp
KeyBank NA/Cleveland OH			6.00%, 03/01/2020	400	443
5.45%, 03/03/2016	250	269		$ 1,141
KeyCorp
5.10%, 03/24/2021	495	499	Building Materials - 0.10%
LBG Capital No.1 PLC			Cemex SAB de CV
			9.00%, 01/11/2018(e)	100	68
8.00%, 12/29/2049(d),(e)	435	287
Lloyds TSB Bank PLC			Cimento Tupi SA
			9.75%, 05/11/2018(e)	54	49
6.50%, 09/14/2020(e)	335	285
Morgan Stanley			CRH America Inc
5.50%, 07/24/2020	565	512	8.13%, 07/15/2018	185	216
5.95%, 12/28/2017	645	625		$ 333
6.00%, 04/28/2015	670	667	Chemicals - 0.69%
6.25%, 08/28/2017	325	321	CF Industries Inc
National Agricultural Cooperative Federation			7.13%, 05/01/2020	830	945
4.25%, 01/28/2016	100	101	Dow Chemical Co/The
NB Capital Trust II			2.50%, 02/15/2016	300	295
7.83%, 12/15/2026	700	630	4.25%, 11/15/2020	65	65
PNC Financial Services Group Inc			7.38%, 11/01/2029	155	195
6.75%, 08/01/2049(d)	1,140	1,092	Ineos Finance PLC
PNC Funding Corp			9.00%, 05/15/2015(e)	90	86
0.39%, 01/31/2012(d)	1,000	1,000	Kinove German Bondco GmbH
2.70%, 09/19/2016	700	700	9.63%, 06/15/2018(e)	200	181
PNC Preferred Funding Trust III			Lyondell Chemical Co
8.70%, 02/28/2049(d),(e)	200	206	11.00%, 05/01/2018	100	108
Royal Bank of Scotland Group PLC			Nova Chemicals Corp
4.70%, 07/03/2018	77	62	8.63%, 11/01/2019	102	111
5.05%, 01/08/2015	200	186	Potash Corp of Saskatchewan Inc
Royal Bank of Scotland PLC/The			5.88%, 12/01/2036	110	132
3.40%, 08/23/2013	500	498	Vertellus Specialties Inc
Santander US Debt SA Unipersonal			9.38%, 10/01/2015(e)	120	105
2.99%, 10/07/2013(e)	600	577
				$ 2,223
Toronto-Dominion Bank/The
2.50%, 07/14/2016	200	205	Coal - 0.34%
US Bancorp			Alpha Natural Resources Inc
4.13%, 05/24/2021	90	97	6.00%, 06/01/2019	15	14
US Bank NA/Cincinnati OH			6.25%, 06/01/2021	125	117
3.78%, 04/29/2020(d)	1,285	1,301	Arch Coal Inc
VTB Bank OJSC Via VTB Capital SA			7.00%, 06/15/2019(e)	60	57
6.88%, 05/29/2018	100	101	7.25%, 06/15/2021(e)	85	82
Wells Fargo & Co			8.75%, 08/01/2016	150	159
7.98%, 03/29/2049(d)	95	98	Berau Capital Resources Pte Ltd
Wells Fargo Bank NA			12.50%, 07/08/2015(e)	100	99
0.50%, 05/16/2016(d)	625	554	Bumi Investment Pte Ltd
	$ 26,806		10.75%, 10/06/2017(e)	200	182
			Consol Energy Inc
Beverages - 0.57%			8.00%, 04/01/2017	315	329
Anheuser-Busch InBev Worldwide Inc			Drummond Co Inc
0.61%, 07/14/2014(d)	115	115	9.00%, 10/15/2014(e)	70	71
4.13%, 01/15/2015	5	6		$ 1,110
8.20%, 01/15/2039	185	279
Coca-Cola Co/The			Commercial Services - 0.19%
1.80%, 09/01/2016(e)	320	321	B-Corp Merger Sub Inc
3.30%, 09/01/2021(e)	230	240	8.25%, 06/01/2019(e)	75	68
Coca-Cola Femsa SAB de CV			CDRT Merger Sub Inc
4.63%, 02/15/2020	100	106	8.13%, 06/01/2019(e)	170	157
Dr Pepper Snapple Group Inc			DP World Ltd
2.90%, 01/15/2016	460	475	6.85%, 07/02/2037	100	90
PepsiCo Inc/NC			Hertz Corp/The
5.50%, 01/15/2040	80	100	8.88%, 01/01/2014	18	18
Pernod-Ricard SA			RSC Equipment Rental Inc / RSC Holdings III
5.75%, 04/07/2021(e)	180	197	LLC
	$ 1,839		10.00%, 07/15/2017(e)	150	158
			8.25%, 02/01/2021	130	112
Biotechnology - 0.35%				$ 603
Celgene Corp
5.70%, 10/15/2040	385	433	Computers - 0.69%
			Affiliated Computer Services Inc
			5.20%, 06/01/2015	740	813

See accompanying notes

26

Schedule of Investments Bond & Mortgage Securities Account September 30, 2011 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Computers (continued)			Diversified Financial Services (continued)
Hewlett-Packard Co			Merrill Lynch & Co Inc
3.00%, 09/15/2016	$ 495 $	499	0.45%, 11/01/2011(d)	$ 875 $	874
iGate Corp			0.56%, 06/05/2012(d)	400	384
9.00%, 05/01/2016(e)	125	116	5.00%, 01/15/2015	165	159
Seagate HDD Cayman			6.40%, 08/28/2017	170	165
6.88%, 05/01/2020	565	520	MF Global Holdings Ltd
7.00%, 11/01/2021(e)	110	101	6.25%, 08/08/2016	315	297
Spansion LLC			National Rural Utilities Cooperative Finance
7.88%, 11/15/2017(e)	180	176	Corp
	$ 2,225		1.90%, 11/01/2015	500	501
			ORIX Corp
Consumer Products - 0.21%			5.00%, 01/12/2016	1,085	1,121
Reynolds Group Issuer Inc / Reynolds Group			PCCW-HKT Capital No 4 Ltd
Issuer LLC / Reynolds Group Issuer			4.25%, 02/24/2016	100	104
(Luxembourg) S.A.			Pinnacle Foods Finance LLC / Pinnacle Foods
7.13%, 04/15/2019(e)	335	312
7.88%, 08/15/2019(e)	200	193	Finance Corp
9.88%, 08/15/2019(e)	200	176	8.25%, 09/01/2017	85	83
			Scottrade Financial Services Inc
	$ 681		6.13%, 07/11/2021(e)	830	839
Cosmetics & Personal Care - 0.03%			Springleaf Finance Corp
Procter & Gamble Co/The			6.90%, 12/15/2017	200	144
0.70%, 08/15/2014	90	90	SquareTwo Financial Corp
			11.63%, 04/01/2017	175	166
				$ 11,834
Diversified Financial Services - 3.65%
ABB Treasury Center USA Inc			Electric - 3.26%
2.50%, 06/15/2016(e)	950	971	Abu Dhabi National Energy Co
4.00%, 06/15/2021(e)	290	292	6.50%, 10/27/2036	100	99
Aircastle Ltd			Baltimore Gas & Electric Co
9.75%, 08/01/2018	160	165	5.90%, 10/01/2016	255	293
American Express Credit Corp			CMS Energy Corp
2.80%, 09/19/2016	875	871	2.75%, 05/15/2014	580	568
Cantor Fitzgerald LP			Commonwealth Edison Co
6.38%, 06/26/2015(e)	510	531	5.80%, 03/15/2018	195	227
Credit Acceptance Corp			Dominion Resources Inc/VA
9.13%, 02/01/2017	75	74	1.95%, 08/15/2016	170	169
9.13%, 02/01/2017(e)	130	128	2.25%, 09/01/2015	240	244
E*Trade Financial Corp			DTE Energy Co
12.50%, 11/30/2017	136	153	6.38%, 04/15/2033	620	750
ERAC USA Finance LLC			Duke Energy Corp
2.25%, 01/10/2014(e)	120	121	3.55%, 09/15/2021	405	404
7.00%, 10/15/2037(e)	545	635	Edison International
Financiera Independencia SAB de CV			3.75%, 09/15/2017	160	162
10.00%, 03/30/2015(e)	36	35	Edison Mission Energy
Ford Motor Credit Co LLC			7.50%, 06/15/2013	120	112
5.00%, 05/15/2018	275	265	Elwood Energy LLC
7.00%, 04/15/2015	355	373	8.16%, 07/05/2026	194	190
General Electric Capital Corp			Energy Future Holdings Corp
6.15%, 08/07/2037	45	48	10.00%, 01/15/2020(d)	85	82
6.38%, 11/15/2067(d)	580	545	9.75%, 10/15/2019	213	210
6.75%, 03/15/2032	300	342	Energy Future Intermediate Holding Co LLC
Goldman Sachs Capital I			9.75%, 10/15/2019	275	271
6.35%, 02/15/2034	125	113	FirstEnergy Corp
Goldman Sachs Capital II			7.38%, 11/15/2031	400	493
5.79%, 12/29/2049(d)	200	124	Florida Power & Light Co
GT 2005 BONDS BV			5.13%, 06/01/2041	125	147
6.00%, 07/21/2014(d)	38	29	5.25%, 02/01/2041	115	138
GTP Acquisition Partners I LLC			5.65%, 02/01/2037	100	122
4.35%, 06/15/2016(e)	340	342	GenOn REMA LLC
HSBC Finance Capital Trust IX			9.24%, 07/02/2017	305	313
5.91%, 11/30/2035	160	133	Indiantown Cogeneration LP
Icahn Enterprises LP / Icahn Enterprises			9.77%, 12/15/2020	162	170
Finance Corp			Jersey Central Power & Light Co
8.00%, 01/15/2018	220	219	5.63%, 05/01/2016	160	183
ILFC E-Capital Trust II			Kentucky Utilities Co
6.25%, 12/21/2065(d),(e)	155	115	5.13%, 11/01/2040	180	213
International Lease Finance Corp			Korea Electric Power Corp
5.65%, 06/01/2014	140	130	3.00%, 10/05/2015	100	98
6.25%, 05/15/2019	125	109	Mirant Mid Atlantic Pass Through Trust C
8.62%, 09/15/2015(d)	135	134	10.06%, 12/30/2028	399	418

See accompanying notes

27

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2011 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)			Entertainment (continued)
Nevada Power Co			WMG Acquisition Corp
5.38%, 09/15/2040	$ 80	$ 93	11.50%, 10/01/2018(e)	$ 175 $	161
5.45%, 05/15/2041	265	311	9.50%, 06/15/2016(e)	60	61
Northern States Power Co/MN			9.50%, 06/15/2016	175	177
5.35%, 11/01/2039	125	151	WMG Holdings Corp
NRG Energy Inc			13.75%, 10/01/2019(e)	85	78
7.38%, 01/15/2017	55	57		$ 1,745
8.25%, 09/01/2020	230	217
Oncor Electric Delivery Co LLC			Environmental Control - 0.22%
5.00%, 09/30/2017	145	160	Clean Harbors Inc
5.25%, 09/30/2040	160	178	7.63%, 08/15/2016	45	47
PacifiCorp			EnergySolutions Inc / EnergySolutions LLC
3.85%, 06/15/2021	515	550	10.75%, 08/15/2018	90	90
5.75%, 04/01/2037	125	152	Republic Services Inc
6.25%, 10/15/2037	30	39	3.80%, 05/15/2018	400	416
PPL Electric Utilities Corp			5.70%, 05/15/2041	135	153
3.00%, 09/15/2021	80	80		$ 706
5.20%, 07/15/2041	130	153	Food - 0.43%
PPL WEM Holdings PLC			Del Monte Foods Co
3.90%, 05/01/2016(e)	390	409	7.63%, 02/15/2019(e)	195	165
Progress Energy Inc			Delhaize Group SA
4.40%, 01/15/2021	280	301	5.70%, 10/01/2040	185	192
Public Service Co of Colorado			Kraft Foods Inc
4.75%, 08/15/2041	250	278	5.38%, 02/10/2020	130	147
Puget Energy Inc			6.50%, 11/01/2031	245	308
6.00%, 09/01/2021	300	298	6.50%, 02/09/2040	465	568
San Diego Gas & Electric Co				$ 1,380
3.00%, 08/15/2021	325	328
4.50%, 08/15/2040	130	142	Forest Products & Paper - 0.16%
5.35%, 05/15/2040	150	184	Bio Pappel SAB de CV
Southern California Edison Co			7.00%, 08/27/2016(d)	55	42
4.50%, 09/01/2040	80	87	Celulosa Arauco y Constitucion SA
Star Energy Geothermal Wayang Windu Ltd			5.63%, 04/20/2015	45	48
11.50%, 02/12/2015	100	99	Domtar Corp
Virginia Electric and Power Co			10.75%, 06/01/2017	85	106
6.00%, 05/15/2037	80	102	Exopack Holding Corp
Xcel Energy Inc			10.00%, 06/01/2018(e)	240	224
4.80%, 09/15/2041	130	137	Longview Fibre Paper & Packaging Inc
		$ 10,582	8.00%, 06/01/2016(e)	55	53
			Sappi Papier Holding GmbH
Electronics - 0.13%			7.50%, 06/15/2032(e)	80	61
NXP BV / NXP Funding LLC				$ 534
3.00%, 10/15/2013(d)	3	3
9.75%, 08/01/2018(e)	110	115	Gas - 0.17%
Thermo Fisher Scientific Inc			Atmos Energy Corp
2.25%, 08/15/2016	105	106	5.50%, 06/15/2041	400	469
3.60%, 08/15/2021	125	130	Korea Gas Corp
Viasystems Inc			4.25%, 11/02/2020	100	97
12.00%, 01/15/2015(e)	55	59		$ 566
		$ 413	Healthcare - Products - 0.30%
Engineering & Construction - 0.04%			Angiotech Pharmaceuticals Inc
Aeropuertos Argentina 2000 SA			5.00%, 12/01/2013(d)	420	345
10.75%, 12/01/2020	49	49	Biomet Inc
Empresas ICA SAB de CV			10.00%, 10/15/2017	60	62
8.90%, 02/04/2021(e)	85	75	10.38%, 10/15/2017	130	133
		$ 124	Stryker Corp
			2.00%, 09/30/2016	435	437
Entertainment - 0.54%				$ 977
CCM Merger Inc
8.00%, 08/01/2013(e)	255	241	Healthcare - Services - 0.85%
Choctaw Resort Development Enterprise			Centene Corp
7.25%, 11/15/2019(e)	322	194	5.75%, 06/01/2017	235	229
Lions Gate Entertainment Inc			Community Health Systems Inc
10.25%, 11/01/2016(e)	180	173	8.88%, 07/15/2015	45	44
Peninsula Gaming LLC / Peninsula Gaming			Fresenius Medical Care US Finance Inc
Corp			6.50%, 09/15/2018(e)	55	56
10.75%, 08/15/2017	180	174	HCA Inc
8.38%, 08/15/2015	320	318	6.50%, 02/15/2020	240	235
Regal Entertainment Group			7.25%, 09/15/2020	90	91
9.13%, 08/15/2018	170	168	8.50%, 04/15/2019	360	382

See accompanying notes

28

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2011 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Healthcare - Services (continued)			Insurance (continued)
Highmark Inc			XL Group PLC
4.75%, 05/15/2021(e)	$ 355 $	361	6.50%, 12/31/2049(d)	$ 520 $	408
Multiplan Inc				$ 8,516
9.88%, 09/01/2018(e)	190	188
Radnet Management Inc			Internet - 0.25%
10.38%, 04/01/2018	75	69	Equinix Inc
Roche Holdings Inc			7.00%, 07/15/2021	140	139
7.00%, 03/01/2039(e)	270	386	Google Inc
WellPoint Inc			3.63%, 05/19/2021	280	297
3.70%, 08/15/2021	700	704	Open Solutions Inc
			9.75%, 02/01/2015(e)	300	155
	$ 2,745		Zayo Group LLC / Zayo Capital Inc
Holding Companies - Diversified - 0.07%			10.25%, 03/15/2017	210	219
Hutchison Whampoa International 03/13 Ltd				$ 810
6.50%, 02/13/2013	120	127
Hutchison Whampoa International 09/19 Ltd			Iron & Steel - 0.14%
5.75%, 09/11/2019	105	113	ArcelorMittal
	$ 240		3.75%, 03/01/2016	20	19
			5.50%, 03/01/2021	325	291
Home Equity Asset Backed Securities - 0.50%			6.75%, 03/01/2041	185	160
Countrywide Asset-Backed Certificates				$ 470
5.51%, 08/25/2036	298	282
First NLC Trust			Leisure Products & Services - 0.19%
0.53%, 09/25/2035(d)	58	58	Harley-Davidson Financial Services Inc
			3.88%, 03/15/2016(e)	600	617
New Century Home Equity Loan Trust
0.52%, 03/25/2035(b),(d)	25	20
Residential Asset Securities Corp			Lodging - 0.48%
0.38%, 09/25/2036(d)	732	562	Caesars Entertainment Operating Co Inc
Saxon Asset Securities Trust			10.00%, 12/15/2018	412	245
1.93%, 03/25/2035(d)	135	51	MGM Resorts International
Specialty Underwriting & Residential			10.00%, 11/01/2016(e)	270	256
Finance			Starwood Hotels & Resorts Worldwide Inc
1.00%, 02/25/2035(d)	134	109	6.75%, 05/15/2018	40	43
Wells Fargo Home Equity Trust			7.15%, 12/01/2019	145	156
0.52%, 10/25/2035(d)	554	533	Wyndham Worldwide Corp
	$ 1,615		5.63%, 03/01/2021	490	492
			5.75%, 02/01/2018	65	66
Insurance - 2.63%			7.38%, 03/01/2020	260	288
Aflac Inc
3.45%, 08/15/2015	570	582		$ 1,546
American International Group Inc			Media - 2.54%
4.25%, 09/15/2014	880	856	Cablevision Systems Corp
4.88%, 09/15/2016	1,055	1,011	8.00%, 04/15/2020	135	137
Aon Corp			CBS Corp
3.13%, 05/27/2016	375	375	5.75%, 04/15/2020	550	605
6.25%, 09/30/2040	235	280	7.88%, 07/30/2030	25	32
Berkshire Hathaway Inc			Comcast Corp
2.20%, 08/15/2016	170	171	4.95%, 06/15/2016	345	382
Hanover Insurance Group Inc/The			6.40%, 03/01/2040	435	506
6.38%, 06/15/2021	330	346	6.50%, 11/15/2035	365	421
ING Groep NV			COX Communications Inc
5.78%, 12/08/2049	1,025	751	5.45%, 12/15/2014	165	183
Liberty Mutual Group Inc			Cumulus Media Inc
10.75%, 06/15/2058(d),(e)	250	298	7.75%, 05/01/2019(e)	200	169
5.00%, 06/01/2021(e)	350	333	DIRECTV Holdings LLC / DIRECTV
7.00%, 03/15/2037(d),(e)	40	34	Financing Co Inc
Lincoln National Corp			3.55%, 03/15/2015	285	297
5.65%, 08/27/2012	200	207	5.00%, 03/01/2021	490	518
6.15%, 04/07/2036	450	431	5.88%, 10/01/2019	285	321
7.00%, 05/17/2066(d)	340	292	6.38%, 03/01/2041	60	67
Marsh & McLennan Cos Inc			7.63%, 05/15/2016	250	269
4.80%, 07/15/2021	565	592	DISH DBS Corp
MetLife Capital Trust IV			6.63%, 10/01/2014	35	35
7.88%, 12/15/2037(e)	480	473	6.75%, 06/01/2021(e)	225	215
Prudential Financial Inc			7.75%, 05/31/2015	260	267
3.00%, 05/12/2016	380	372	7.88%, 09/01/2019	274	279
Willis Group Holdings PLC			Kabel BW Erste Beteiligungs GmbH / Kabel
5.75%, 03/15/2021	375	391	Baden-Wurttemberg GmbH & Co KG
WR Berkley Corp			7.50%, 03/15/2019(e)	250	243
6.25%, 02/15/2037	310	313	NBCUniversal Media LLC
			5.15%, 04/30/2020	1,175	1,288
accompanying notes			29

See

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2011 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value (000's)

Media (continued)			Miscellaneous Manufacturing (continued)
News America Inc			Tyco International Ltd / Tyco International
6.20%, 12/15/2034	$ 335 $	359	Finance SA
Time Warner Cable Inc			7.00%, 12/15/2019	$ 635	$ 793
4.00%, 09/01/2021	165	161			$ 2,871
4.13%, 02/15/2021	205	204
5.50%, 09/01/2041	500	494	Mortgage Backed Securities - 10.66%
Time Warner Inc			Adjustable Rate Mortgage Trust
			0.30%, 08/25/2036(d)	3	3
6.25%, 03/29/2041	20	23
7.63%, 04/15/2031	135	169	Banc of America Large Loan Inc
			5.69%, 06/24/2050(d),(e)	550	502
Unitymedia Hessen GmbH & Co KG /			5.79%, 06/24/2049(d),(e)	350	336
Unitymedia NRW GmbH
8.13%, 12/01/2017(e)	100	100	Banc of America Merrill Lynch Commercial
Univision Communications Inc			Mortgage Inc
			0.51%, 06/10/2049(d),(e)	250	151
7.88%, 11/01/2020(e)	100	94
8.50%, 05/15/2021(e)	295	230	4.97%, 07/10/2043	250	133
			5.67%, 01/15/2049(d),(e)	185	61
Walt Disney Co/The
2.75%, 08/16/2021	155	153	5.89%, 07/10/2044	35	38
	$ 8,221		BCRR Trust
			4.25%, 07/17/2040(e)	100	87
Mining - 0.68%			5.86%, 12/15/2043(e)	335	325
Alcoa Inc			Bella Vista Mortgage Trust
5.90%, 02/01/2027	110	109	0.48%, 05/20/2045(b),(d)	170	87
ALROSA Finance SA			Citicorp Mortgage Securities Inc
7.75%, 11/03/2020(e)	200	189	5.25%, 08/25/2034(d)	58	58
AngloGold Ashanti Holdings PLC			Citigroup Commercial Mortgage Trust
5.38%, 04/15/2020	85	83	0.72%, 10/15/2049(d)	9,610	110
Barrick Gold Corp			5.48%, 03/17/2051(d),(e)	528	491
2.90%, 05/30/2016	290	294	5.62%, 12/10/2049(d)	219	218
Barrick North America Finance LLC			Citigroup/Deutsche Bank Commercial
5.70%, 05/30/2041	40	43	Mortgage Trust
FMG Resources August 2006 Pty Ltd			5.32%, 12/11/2049	355	366
6.88%, 02/01/2018(e)	210	185	Commercial Mortgage Pass Through
Freeport-McMoRan Copper & Gold Inc			Certificates
8.38%, 04/01/2017	425	456	5.95%, 06/09/2028(e)	350	328
Midwest Vanadium Pty Ltd			6.01%, 12/10/2049(d)	1,000	684
11.50%, 02/15/2018(e)	110	87	Countrywide Home Loan Mortgage Pass
Rio Tinto Finance USA Ltd			Through Trust
1.88%, 11/02/2015	135	135	5.00%, 04/25/2035	365	356
Southern Copper Corp			Credit Suisse First Boston Mortgage Securities
5.38%, 04/16/2020	75	76	Corp
6.75%, 04/16/2040	60	59	0.38%, 11/15/2037(d),(e)	11,109	201
Taseko Mines Ltd			1.14%, 01/15/2037(d),(e)	13,952	278
7.75%, 04/15/2019	85	79	4.96%, 01/15/2037(e)	400	387
Teck Resources Ltd			Credit Suisse Mortgage Capital Certificates
6.25%, 07/15/2041	250	262	0.21%, 12/15/2039(d)	3,760	63
Vale Overseas Ltd			0.75%, 09/15/2039(d),(e)	11,126	130
4.63%, 09/15/2020	25	24	5.34%, 12/15/2043(d),(e)	690	648
6.88%, 11/21/2036	25	27	5.38%, 02/15/2040(e)	50	50
Vedanta Resources PLC			5.47%, 09/18/2039(e)	760	732
9.50%, 07/18/2018	100	90	5.70%, 09/15/2040(e)	380	344
	$ 2,198		5.80%, 06/10/2049(d),(e)	500	474
			5.90%, 06/15/2039(d)	340	354
Miscellaneous Manufacturing - 0.89%			6.00%, 09/15/2039(e)	200	183
3M Co			Fannie Mae
1.38%, 09/29/2016	55	55	0.43%, 01/25/2023(d)	79	79
GE Capital Trust I			0.48%, 11/25/2022(d)	51	51
6.38%, 11/15/2067	1,035	997	0.48%, 03/25/2035(d)	148	147
Park-Ohio Industries Inc			0.53%, 02/25/2018(d)	63	63
8.13%, 04/01/2021	95	89	0.53%, 02/25/2032(d)	85	85
Textron Inc			6.00%, 05/25/2030	904	928
6.20%, 03/15/2015	365	392	6.02%, 03/25/2024(d)	2,635	238
Tyco Electronics Group SA			6.32%, 07/25/2038(d)	417	59
6.00%, 10/01/2012	170	178	6.50%, 02/25/2047	249	278
7.13%, 10/01/2037	20	26	6.52%, 11/25/2036(d)	1,119	182
Tyco International Finance SA			6.54%, 04/25/2037(d)	452	75
4.13%, 10/15/2014	130	138	6.77%, 04/25/2039(d)	247	267
6.00%, 11/15/2013	185	203	6.87%, 09/25/2031(d)	550	39
			7.37%, 03/25/2039(d)	261	288
			Fannie Mae Whole Loan
			0.43%, 05/25/2035(d)	312	312

See accompanying notes

30

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2011 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
FHLMC Multifamily Structured Pass Through			Nomura Asset Acceptance Corp
Certificates			0.58%, 02/25/2035(d)	$ 18	$ 16
1.68%, 08/25/2020(d)	$ 3,441 $	319	RBSCF Trust
Freddie Mac			5.31%, 03/16/2012(e)	925	917
0.68%, 06/15/2023(d)	169	170	5.99%, 09/17/2039(d),(e)	150	155
0.83%, 08/15/2018(d)	508	513	Residential Accredit Loans Inc
4.00%, 06/15/2034(d)	2,081	246	0.38%, 02/25/2047(d)	1,247	539
4.50%, 10/15/2035(d)	1,840	285	Residential Asset Securitization Trust
5.00%, 07/15/2038(d)	1,257	195	5.50%, 02/25/2035	277	279
6.27%, 11/15/2040(d)	1,804	253	Structured Adjustable Rate Mortgage Loan
6.37%, 02/15/2035(d)	4,332	397	Trust
6.47%, 03/15/2036(d)	2,723	428	0.93%, 08/25/2034(b),(d)	565	39
6.52%, 02/15/2035(d)	3,731	491	Structured Asset Securities Corp
6.82%, 07/15/2031(d)	2,069	160	5.50%, 06/25/2036(d)	817	309
7.32%, 11/15/2033(d)	414	58	Wachovia Bank Commercial Mortgage Trust
GE Capital Commercial Mortgage Corp			0.00%, 12/15/2043(a)	250	28
0.37%, 05/10/2014(d)	23,637	99	0.43%, 12/15/2043(d),(e)	655	409
5.61%, 04/10/2017(d)	1,000	794	0.72%, 10/15/2041(d),(e)	7,795	13
Ginnie Mae			WAMU Commercial Mortgage Securities
4.00%, 10/16/2024(d)	633	81	Trust
4.50%, 06/20/2039(d)	2,541	377	3.83%, 01/25/2035(e)	16	16
5.00%, 10/16/2022(d)	1,548	131	WaMu Mortgage Pass Through Certificates
6.29%, 01/16/2038(d)	168	28	2.57%, 05/25/2035(d)	74	71
Greenpoint Mortgage Funding Trust			Washington Mutual Alternative Mortgage
0.50%, 06/25/2045(d)	162	41	Pass-Through Certificates
Greenwich Capital Commercial Funding			0.41%, 01/25/2047(d)	385	9
Corp			0.48%, 02/25/2036(d)	194	100
5.44%, 03/10/2039(d)	270	280	0.51%, 06/25/2046(d)	491	26
5.74%, 12/10/2049	395	410	Wells Fargo Commercial Mortgage Trust
GS Mortgage Securities Corp II			1.65%, 11/15/2043(d),(e)	2,218	198
0.00%, 08/10/2044(c),(d),(e),(f)	7,750	699	Wells Fargo Mortgage Backed Securities
0.84%, 11/10/2039(d),(e)	6,269	144	Trust
1.71%, 08/10/2043(d),(e)	5,406	512	6.00%, 10/25/2036(d)	495	493
5.98%, 08/10/2045(d)	75	78			$ 34,546
Harborview Mortgage Loan Trust
0.47%, 03/19/2037(d)	558	324	Office & Business Equipment - 0.06%
Homebanc Mortgage Trust			Xerox Corp
0.57%, 01/25/2036(b),(d)	1,032	654	6.75%, 02/01/2017	170	195
Impac CMB Trust
1.21%, 10/25/2034(b),(d)	220	145	Oil & Gas - 2.95%
Indymac Index Mortgage Loan Trust			Anadarko Petroleum Corp
0.41%, 02/25/2037(d)	1,620	1,198	5.95%, 09/15/2016	145	159
0.46%, 04/25/2035(d)	132	78	6.20%, 03/15/2040	440	458
JP Morgan Chase Commercial Mortgage			Antero Resources Finance Corp
Securities Corp			7.25%, 08/01/2019(e)	55	52
2.15%, 11/15/2043(d),(e)	2,955	303	Bill Barrett Corp
5.34%, 05/15/2047	330	341	7.63%, 10/01/2019	85	84
5.43%, 01/15/2049	245	253	BP Capital Markets PLC
5.56%, 06/12/2041(d)	213	216	3.13%, 10/01/2015	260	269
5.87%, 06/12/2041(d)	500	450	3.63%, 05/08/2014	330	346
JP Morgan Mortgage Trust			Canadian Natural Resources Ltd
5.67%, 06/25/2036(d)	11	11	5.70%, 05/15/2017	235	268
LB-UBS Commercial Mortgage Trust			Chaparral Energy Inc
0.68%, 02/15/2040(d)	21,756	432	8.25%, 09/01/2021	175	160
5.56%, 02/15/2040(d)	200	122	8.88%, 02/01/2017(d)	80	78
6.45%, 07/17/2040(d)	350	189	9.88%, 10/01/2020	220	220
Merrill Lynch/Countrywide Commercial			Chesapeake Energy Corp
Mortgage Trust			6.13%, 02/15/2021	290	292
0.71%, 08/12/2048(d)	7,772	161	9.50%, 02/15/2015	5	6
5.53%, 03/12/2051	945	705	Concho Resources Inc
Morgan Stanley Capital I			7.00%, 01/15/2021	185	184
0.48%, 04/12/2049(d)	671	634	ConocoPhillips
5.24%, 12/15/2041(d),(e)	275	271	5.75%, 02/01/2019	75	90
5.77%, 04/12/2049(d)	225	234	ConocoPhillips Holding Co
Morgan Stanley Reremic Trust			6.95%, 04/15/2029	220	293
10.24%, 12/17/2043(d),(e)	1,250	1,247	Denbury Resources Inc
3.00%, 07/17/2056(c),(e)	1,091	1,094	8.25%, 02/15/2020	148	155
3.25%, 12/17/2043(e)	2,625	2,625	9.75%, 03/01/2016	305	329
4.97%, 04/16/2040(e)	525	503
5.98%, 08/12/2045(d),(e)	300	281

See accompanying notes

31

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2011 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Oil & Gas (continued)			Oil & Gas (continued)
Devon Energy Corp			W&T Offshore Inc
2.40%, 07/15/2016	$ 285 $	289	8.50%, 06/15/2019(e)	$ 20	$ 19
5.60%, 07/15/2041	80	92			$ 9,572
Ecopetrol SA
7.63%, 07/23/2019	245	285	Oil & Gas Services - 0.42%
Gazprom OAO Via Gaz Capital SA			Baker Hughes Inc
			3.20%, 08/15/2021(e)	250	252
7.29%, 08/16/2037(e)	186	181
GMX Resources Inc			Cameron International Corp
11.38%, 02/15/2019(e)	30	22	4.50%, 06/01/2021	295	310
Hilcorp Energy I LP / Hilcorp Finance Co			6.38%, 07/15/2018	380	447
7.63%, 04/15/2021(e)	25	25	7.00%, 07/15/2038	45	56
8.00%, 02/15/2020(e)	195	198	Cie Generale de Geophysique-Veritas
Indian Oil Corp Ltd			9.50%, 05/15/2016	175	179
4.75%, 01/22/2015	100	102	Key Energy Services Inc
Linn Energy LLC / Linn Energy Finance			6.75%, 03/01/2021	60	58
Corp			SESI LLC
			6.38%, 05/01/2019(e)	70	67
6.50%, 05/15/2019(e)	165	152
7.75%, 02/01/2021	115	115			$ 1,369
8.63%, 04/15/2020	135	139	Other Asset Backed Securities - 1.66%
Lukoil International Finance BV			Ameriquest Mortgage Securities Inc
7.25%, 11/05/2019(e)	100	101	0.53%, 03/25/2035(d)	49	48
Marathon Petroleum Corp			Countrywide Asset-Backed Certificates
5.13%, 03/01/2021(e)	180	187	0.36%, 11/25/2037(d)	985	703
Newfield Exploration Co			0.48%, 03/25/2036(b),(d)	683	422
5.75%, 01/30/2022	110	109	0.75%, 06/25/2035(d)	449	411
Nexen Inc			First-Citizens Home Equity Loan LLC
6.40%, 05/15/2037	125	127	0.44%, 09/15/2022(d),(e)	125	116
Noble Energy Inc			GE Dealer Floorplan Master Note Trust
6.00%, 03/01/2041	180	201	0.83%, 07/21/2014(d)	1,000	1,000
Occidental Petroleum Corp			GE Equipment Transportation LLC
1.75%, 02/15/2017	610	605	1.33%, 05/20/2019	600	603
Pan American Energy LLC / Argentine			JP Morgan Mortgage Acquisition Corp
Branch			0.31%, 03/25/2037(d)	112	105
7.88%, 05/07/2021	15	15	0.38%, 03/25/2037(d)	720	496
Petrobras International Finance Co - Pifco			5.45%, 11/25/2036	605	605
5.38%, 01/27/2021	180	182	Marriott Vacation Club Owner Trust
6.88%, 01/20/2040	35	37	5.52%, 05/20/2029(d),(e)	122	127
Petro-Canada			MSDWCC Heloc Trust
5.95%, 05/15/2035	320	348	0.42%, 07/25/2017(d)	111	93
Petroleum Development Corp			Washington Mutual Asset-Backed
12.00%, 02/15/2018	225	241	Certificates
Petroquest Energy Inc			0.41%, 04/25/2036(d)	781	639
10.00%, 09/01/2017	90	87			$ 5,368
Pioneer Natural Resources Co
7.50%, 01/15/2020	80	90	Packaging & Containers - 0.10%
Plains Exploration & Production Co			Crown Cork & Seal Co Inc
6.63%, 05/01/2021	70	69	7.38%, 12/15/2026	68	67
Precision Drilling Corp			Graham Packaging Co LP / GPC Capital Corp
6.50%, 12/15/2021(e)	50	49	I
6.63%, 11/15/2020	110	107	8.25%, 01/01/2017	45	45
Pride International Inc			Plastipak Holdings Inc
7.88%, 08/15/2040	160	205	10.63%, 08/15/2019(e)	45	47
PTTEP Canada International Finance Ltd			Sealed Air Corp
5.69%, 04/05/2021(e)	200	202	8.13%, 09/15/2019(e),(f)	90	91
Quicksilver Resources Inc			8.38%, 09/15/2021(e),(f)	90	91
11.75%, 01/01/2016	97	105			$ 341
Ras Laffan Liquefied Natural Gas Co Ltd II			Pharmaceuticals - 0.53%
5.30%, 09/30/2020	230	249	Endo Pharmaceuticals Holdings Inc
Rowan Cos Inc			7.00%, 07/15/2019(e)	70	70
5.00%, 09/01/2017	580	601	7.25%, 01/15/2022(e)	75	75
SandRidge Energy Inc			Giant Funding Corp
8.00%, 06/01/2018(e)	45	42
			8.25%, 02/01/2018(e)	65	65
Talisman Energy Inc			Merck & Co Inc
5.13%, 05/15/2015	120	132	5.95%, 12/01/2028	130	165
TNK-BP Finance SA			6.50%, 12/01/2033(d)	185	254
7.25%, 02/02/2020(e)	200	201
			Mylan Inc/PA
Venoco Inc			7.88%, 07/15/2020(e)	100	105
11.50%, 10/01/2017	125	128	Omnicare Inc
8.88%, 02/15/2019	105	90	7.75%, 06/01/2020	20	20

See accompanying notes

32

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2011 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Pharmaceuticals (continued)			Retail (continued)
Sanofi			CVS Caremark Corp (continued)
1.20%, 09/30/2014	$ 640 $	641	6.60%, 03/15/2019	$ 205 $	249
Watson Pharmaceuticals Inc			CVS Pass-Through Trust
5.00%, 08/15/2014	315	341	5.77%, 01/10/2033(e)	418	435
	$ 1,736		7.51%, 01/10/2032(e)	58	69
			DineEquity Inc
Pipelines - 1.78%			9.50%, 10/30/2018	80	79
Chesapeake Midstream Partners LP / CHKM			Grupo Famsa SAB de CV
Finance Corp			11.00%, 07/20/2015	35	35
5.88%, 04/15/2021(e)	204	194
			Home Depot Inc
El Paso Corp			4.40%, 04/01/2021	390	424
7.75%, 01/15/2032	145	168	Inergy LP / Inergy Finance Corp
El Paso Pipeline Partners Operating Co LLC			6.88%, 08/01/2021	150	137
5.00%, 10/01/2021	430	431	Ltd Brands Inc
Enbridge Energy Partners LP			6.63%, 04/01/2021	85	86
4.20%, 09/15/2021	200	198	7.00%, 05/01/2020	140	147
Energy Transfer Equity LP			Macy's Retail Holdings Inc
7.50%, 10/15/2020	105	108	5.75%, 07/15/2014	180	192
Energy Transfer Partners LP			5.90%, 12/01/2016	630	691
4.65%, 06/01/2021	220	209	6.90%, 04/01/2029	25	28
6.05%, 06/01/2041	350	327	Nordstrom Inc
Enterprise Products Operating LLC			6.25%, 01/15/2018	240	284
5.20%, 09/01/2020	400	440	Suburban Propane Partners LP / Suburban
6.13%, 10/15/2039	265	289	Energy Finance Corp
8.38%, 08/01/2066	520	539	7.38%, 03/15/2020	105	105
Kinder Morgan Energy Partners LP			Toys R Us Property Co II LLC
5.30%, 09/15/2020	600	650	8.50%, 12/01/2017	100	98
5.63%, 09/01/2041	260	258	Wal-Mart Stores Inc
6.38%, 03/01/2041	200	212	5.00%, 10/25/2040	65	74
MarkWest Energy Partners LP / MarkWest			Yum! Brands Inc
Energy Finance Corp			3.88%, 11/01/2020	405	410
6.50%, 08/15/2021	45	46		$ 3,707
6.75%, 11/01/2020	20	20
8.75%, 04/15/2018	260	277	Savings & Loans - 0.14%
ONEOK Partners LP			Santander Holdings USA Inc
3.25%, 02/01/2016	340	346	4.63%, 04/19/2016	470	453
Regency Energy Partners LP / Regency Energy
Finance Corp
6.50%, 07/15/2021	80	80	Semiconductors - 0.37%
			Freescale Semiconductor Inc
6.88%, 12/01/2018	130	134	9.25%, 04/15/2018(e)	55	56
9.38%, 06/01/2016	65	70	Intel Corp
Transportadora de Gas del Sur SA
7.88%, 05/14/2017	10	9	3.30%, 10/01/2021	355	363
			Jazz Technologies Inc
Williams Cos Inc/The			8.00%, 06/30/2015	207	193
7.88%, 09/01/2021	660	782	STATS ChipPAC Ltd
	$ 5,787		7.50%, 08/12/2015	100	96
Regional Authority - 0.07%			Texas Instruments Inc
Provincia de Buenos Aires/Argentina			2.38%, 05/16/2016	475	487
10.88%, 01/26/2021(e)	300	219		$ 1,195
			Software - 0.24%
REITS - 0.64%			First Data Corp
DDR Corp			7.38%, 06/15/2019(e)	105	93
4.75%, 04/15/2018	585	534	Fiserv Inc
Digital Realty Trust LP			3.13%, 06/15/2016	340	344
4.50%, 07/15/2015	375	383	Oracle Corp
DuPont Fabros Technology LP			5.38%, 07/15/2040(e)	215	249
8.50%, 12/15/2017	140	145	6.13%, 07/08/2039	85	109
Entertainment Properties Trust				$ 795
7.75%, 07/15/2020	510	546
Ventas Realty LP / Ventas Capital Corp			Student Loan Asset Backed Securities - 0.36%
4.75%, 06/01/2021	490	470	SLM Student Loan Trust
			1.35%, 10/25/2016(d)	1,150	1,160
	$ 2,078

Retail - 1.14%
AmeriGas Partners LP / AmeriGas Finance			Telecommunications - 2.97%
Corp			America Movil SAB de CV
			2.38%, 09/08/2016	815	788
6.25%, 08/20/2019	85	81	5.00%, 03/30/2020	100	106
CVS Caremark Corp
4.13%, 05/15/2021	80	83	AT&T Inc
			2.95%, 05/15/2016	640	660

See accompanying notes

33

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2011 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Telecommunications (continued)			Telecommunications (continued)
AT&T Inc (continued)			Wind Acquisition Holdings Finance SA
3.88%, 08/15/2021	$ 245 $	252	12.25%, 07/15/2017(e),(g)	$ 121	$ 94
5.55%, 08/15/2041	425	457			$ 9,646
6.15%, 09/15/2034	265	297
Bakrie Telecom Pte Ltd			Transportation - 0.54%
11.50%, 05/07/2015(e)	100	63	BLT Finance BV
CenturyLink Inc			7.50%, 05/15/2014	200	76
6.45%, 06/15/2021	355	329	CSX Corp
Cincinnati Bell Inc			4.25%, 06/01/2021	240	254
8.38%, 10/15/2020	220	205	5.50%, 04/15/2041	185	212
Clearwire Communications LLC / Clearwire			6.25%, 03/15/2018	200	241
Finance Inc			7.38%, 02/01/2019	220	279
12.00%, 12/01/2015(e)	255	216	Kansas City Southern de Mexico SA de CV
CommScope Inc			6.13%, 06/15/2021	263	260
8.25%, 01/15/2019(e)	190	185	Navios Maritime Acquisition Corp / Navios
Digicel Group Ltd			Acquisition Finance US Inc
10.50%, 04/15/2018(e)	150	148	8.63%, 11/01/2017	140	117
9.13%, 01/15/2015(e),(g)	285	268	Navios Maritime Holdings Inc / Navios
Digicel Ltd			Maritime Finance US Inc
12.00%, 04/01/2014(e)	65	71	8.88%, 11/01/2017	110	107
Global Crossing Ltd			PHI Inc
12.00%, 09/15/2015	190	215	8.63%, 10/15/2018	80	79
9.00%, 11/15/2019(e)	15	18	Swift Services Holdings Inc
Goodman Networks Inc			10.00%, 11/15/2018	135	120
12.13%, 07/01/2018(e)	150	140			$ 1,745
Intelsat Luxembourg SA			TOTAL BONDS		$ 187,025
11.25%, 02/04/2017	205	178	SENIOR FLOATING RATE INTERESTS -	Principal
11.50%, 02/04/2017	441	379	1.70%	Amount (000's) Value (000's)
Level 3 Communications Inc			Advertising - 0.03%
11.88%, 02/01/2019(e)	165	157
			Getty Images Inc, Term Loan
Level 3 Escrow Inc			5.25%, 11/03/2016(d)	$ 93	$ 92
8.13%, 07/01/2019(e)	80	71
Level 3 Financing Inc
10.00%, 02/01/2018	100	96	Automobile Parts & Equipment - 0.02%
9.25%, 11/01/2014	97	96	HHI Holdings LLC, Term Loan
MTS International Funding Ltd			7.00%, 03/18/2017(d)	55	52
8.63%, 06/22/2020(e)	100	99
Nextel Communications Inc			Chemicals - 0.04%
7.38%, 08/01/2015	355	336	AZ Chem US Inc, Term Loan
NII Capital Corp			4.75%, 11/19/2016(d)	44	43
7.63%, 04/01/2021	176	175	Ineos US Finance LLC, PIK Term Loan
Qtel International Finance Ltd			7.50%, 12/16/2013(d),(g)	47	46
3.38%, 10/14/2016	245	245	8.00%, 12/16/2014(d),(g)	47	47
SBA Tower Trust					$ 136
4.25%, 04/15/2015(e)	415	438
Telecom Italia Capital SA			Commercial Services - 0.02%
5.25%, 11/15/2013	165	161	Interactive Data Corp, Term Loan
Telefonica Emisiones SAU			4.50%, 01/31/2018(d)	80	76
0.59%, 02/04/2013(d)	375	361
3.73%, 04/27/2015	240	229	Computers - 0.01%
3.99%, 02/16/2016	150	143	Spansion LLC, Term Loan
5.46%, 02/16/2021	5	5	4.75%, 02/09/2015(d)	42	40
Telefonica Moviles Chile SA
2.88%, 11/09/2015	100	96
Telefonos de Mexico SAB de CV			Consumer Products - 0.03%
5.50%, 01/27/2015	100	108	Reynolds Group Holdings Inc, Term Loan
Verizon Communications Inc			6.50%, 07/07/2018(d)	90	87
6.25%, 04/01/2037	225	270
Verizon Global Funding Corp			Diversified Financial Services - 0.06%
7.75%, 12/01/2030	180	247	Nuveen Investments Inc, Term Loan
Vimpel Communications Via VIP Finance			12.50%, 07/09/2015(d)	40	41
Ireland Ltd OJSC			5.82%, 05/13/2017(d)	86	79
9.13%, 04/30/2018	100	96	Springleaf Financial Funding Co, Term Loan
Vodafone Group PLC			5.50%, 05/28/2017(d)	95	82
0.60%, 02/27/2012(d)	800	800
Wind Acquisition Finance SA					$ 202
11.75%, 07/15/2017(e)	410	348	Electric - 0.09%
			Dynegy Power LLC, Term Loan
			9.25%, 08/05/2016(d)	205	201

See accompanying notes

34

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2011 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Electric (continued)			Retail - 0.38%
NRG Energy Inc, Term Loan B			DineEquity Inc, Term Loan
4.00%, 05/05/2018(d)	$ 40 $	39	4.25%, 10/19/2017(d)	$ 97	$ 94
Texas Competitive Electric Holdings Co LLC,			Dunkin' Brands Inc, Term Loan
Term Loan			4.00%, 11/23/2017(d)	99	96
3.73%, 10/10/2014(d)	95	67	Neiman Marcus Group Inc/The, Term Loan
	$ 307		4.75%, 04/25/2018(d)	100	93
			Petco Animal Supplies Inc, Term Loan
Entertainment - 0.12%			4.50%, 11/24/2017(d)	1,015	958
CCM Merger Inc, Term Loan					$ 1,241
7.00%, 02/01/2017(d)	385	373
			Semiconductors - 0.06%
			Freescale Semiconductor Inc, Term Loan
Forest Products & Paper - 0.04%			4.47%, 12/01/2016(d)	99	90
Exopack LLC, Term Loan
6.50%, 05/06/2017(d)	145	135	Microsemi Corp, Term Loan
			4.00%, 10/30/2017(d)	100	99
			NXP Funding LLC, Delay-Draw Term Loan
Healthcare - Services - 0.20%			4.50%, 03/07/2017(d)	10	9
Aurora Diagnostics Inc, Term Loan					$ 198
6.25%, 04/20/2016(d)	51	49
HCA Inc, Term Loan B3			Software - 0.11%
3.62%, 05/01/2018(d)	70	66	First Data Corp, Term Loan B1
			2.98%, 12/24/2014(d)	322	279
IASIS Healthcare LLC, Term Loan
5.00%, 05/17/2018(d)	30	28	Reynolds & Reynolds Co/The, Term Loan
			3.75%, 04/21/2018(d)	65	63
Multiplan Inc, Term Loan B
4.75%, 08/26/2017(d)	276	260			$ 342
Radnet Management Inc, Term Loan			Telecommunications - 0.08%
0.00%, 04/06/2016(d),(h)	95	90	Intelsat Jackson Holdings SA, Term Loan
Renal Advantage Holdings Inc, Term Loan			3.25%, 02/01/2014(d)	100	93
5.75%, 12/08/2016(d)	149	148	5.25%, 04/03/2018(d)	25	24
	$ 641		Level 3 Financing Inc, Term Loan
			2.46%, 10/31/2018(d)	135	126
Insurance - 0.19%
Asurion Corp, Term Loan					$ 243
5.49%, 05/10/2018(d)	294	277	TOTAL SENIOR FLOATING RATE INTERESTS		$ 5,497
9.00%, 05/10/2019(d)	270	256	U.S. GOVERNMENT & GOVERNMENT	Principal
CNO Financial Group Inc, Term Loan			AGENCY OBLIGATIONS - 44.98%	Amount (000's)	Value (000's)
6.25%, 09/30/2016(d)	79	78	Federal Home Loan Mortgage Corporation (FHLMC) -
	$ 611		4.23%
			2.74%, 02/01/2034(d),(i)	$ 7 $	7
Internet - 0.01%			4.00%, 08/01/2024(i)	125	134
Open Solutions Inc, Term Loan B			4.50%, 07/01/2024(i)	198	213
2.38%, 01/23/2014(d)	50	41	4.50%, 04/01/2031(i)	1,117	1,187
			4.50%, 05/01/2040(i)	753	808
			4.50%, 06/01/2040(i)	563	605
Lodging - 0.04%			4.50%, 08/01/2040(i)	207	221
Ameristar Casinos Inc, Term Loan			5.00%, 05/01/2018(i)	752	813
4.00%, 04/14/2018(d)	35	34	5.00%, 10/01/2024(i)	924	1,005
Caesars Entertainment Operating Co Inc, Term			5.00%, 06/01/2031(i)	593	638
Loan 3.25%, 01/28/2015(d)	100	83	5.00%, 10/01/2035(i)	316	343
			5.00%, 06/01/2037(i)	280	301
	$ 117		5.00%, 06/01/2041(i)	4,164	4,517
Machinery - Diversified - 0.06%			5.50%, 06/01/2024(i)	1,046	1,143
Edwards Cayman Islands II Ltd, Term Loan			5.55%, 02/01/2037(d),(i)	317	342
5.50%, 05/31/2016(d)	129	119	6.00%, 03/01/2031(i)	36	40
Manitowoc Co Inc/The, Term Loan			6.00%, 04/01/2031(i)	2	2
4.25%, 11/11/2017(d)	85	82	6.00%, 06/01/2032(i)	130	144
	$ 201		6.00%, 10/01/2032(i)	95	106
			6.00%, 01/01/2038(i)	455	508
Media - 0.07%			6.50%, 04/01/2016(i)	15	16
Univision Communications Inc, Term Loan			6.50%, 03/01/2029(i)	18	21
4.49%, 03/29/2017(d)	287	241
			6.50%, 05/01/2029(i)	28	32
			6.50%, 04/01/2031(i)	14	16
Pharmaceuticals - 0.04%			6.50%, 02/01/2032(i)	28	32
Grifols SA, Term Loan			6.50%, 05/01/2032(i)	24	27
6.00%, 06/04/2016(d)	80	78	6.50%, 05/01/2032(i)	68	77
NBTY Inc, Term Loan			6.50%, 04/01/2035(i)	54	60
4.25%, 10/01/2017(d)	44	43	7.00%, 12/01/2029(i)	41	48
	$ 121		7.00%, 06/01/2030(i)	9	10
			7.00%, 12/01/2030(i)	7	8
			7.00%, 01/01/2031(i)	3	4
			7.00%, 01/01/2031(i)	12	14

See accompanying notes

35

Schedule of Investments Bond & Mortgage Securities Account September 30, 2011 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

Federal Home Loan Mortgage Corporation (FHLMC)			Federal National Mortgage Association (FNMA) (continued)
(continued)			6.50%, 03/01/2038(i)	$ 106	$ 118
7.00%, 02/01/2031(i)	$ 3	$ 3
			6.50%, 09/01/2038(i)	1,761	1,959
7.00%, 12/01/2031(i)	89	102
			7.00%, 02/01/2032(i)	48	55
7.50%, 04/01/2030(i)	12	14
7.50%, 09/01/2030(i)	9	11			$ 66,346
7.50%, 03/01/2031(i)	48	56	Government National Mortgage Association (GNMA) -
8.00%, 09/01/2030(i)	87	103	4.77%
		$ 13,731	4.00%, 10/01/2040	2,000	2,139
			4.50%, 10/01/2040(j)	4,700	5,106
Federal National Mortgage Association (FNMA) - 20.47%			5.00%, 02/15/2034	1,292	1,427
2.35%, 07/01/2034(d),(i)	58	61	5.00%, 08/20/2040	2,099	2,309
2.41%, 07/01/2034(d),(i)	6	7	5.00%, 10/01/2040(j)	680	747
2.42%, 03/01/2035(d),(i)	142	149	5.50%, 12/20/2033	633	707
3.00%, 10/01/2026(i),(j)	4,300	4,430	5.50%, 05/20/2035	81	91
3.25%, 06/01/2041(d),(i)	3,592	3,745	6.00%, 01/20/2029	99	111
4.00%, 10/01/2019(i)	264	279	6.00%, 07/20/2029	17	19
4.00%, 08/01/2020(i)	1,145	1,210	6.00%, 12/15/2033	95	106
4.00%, 02/01/2031(i)	378	400	6.00%, 12/20/2036	499	558
4.00%, 03/01/2031(i)	2,944	3,116	6.00%, 10/01/2040(j)	890	992
4.00%, 04/01/2031(i)	2,172	2,299	6.50%, 03/20/2028	15	17
4.00%, 04/01/2031(i)	578	612	6.50%, 05/20/2029	13	15
4.00%, 06/01/2031(i)	979	1,036	6.50%, 12/15/2032	889	1,028
4.00%, 10/01/2040(i),(j)	3,000	3,144	7.00%, 03/15/2031	29	34
4.00%, 11/01/2040(i)	4,630	4,873	7.50%, 05/15/2029	22	26
4.50%, 07/01/2025(i)	313	334	8.00%, 12/15/2030	16	19
4.50%, 05/01/2031(i)	2,502	2,663			$ 15,451
4.50%, 06/01/2039(i)	225	241
4.50%, 07/01/2039(i)	164	175	U.S. Treasury - 15.51%
4.50%, 08/01/2039(i)	548	587	0.13%, 08/31/2013	805	803
4.50%, 05/01/2040(i)	567	611	1.00%, 08/31/2016	6,320	6,336
4.50%, 06/01/2040(i)	1,407	1,500	1.25%, 10/31/2015	5,800	5,923
4.50%, 08/01/2040(i)	679	721	1.50%, 07/31/2016	3,695	3,794
4.50%, 09/01/2040(i)	902	965	1.88%, 08/31/2017	5,200	5,401
4.50%, 10/01/2040(i),(j)	1,465	1,554	2.13%, 08/15/2021	4,796	4,881
4.50%, 01/01/2041(i)	772	826	2.63%, 01/31/2018	1,700	1,839
4.50%, 01/01/2041(i)	1,827	1,954	2.63%, 08/15/2020	1,700	1,821
5.00%, 07/01/2035(i)	146	158	3.13%, 05/15/2019	1,150	1,281
5.00%, 12/01/2039(i)	158	172	3.38%, 11/15/2019	2,000	2,268
5.00%, 02/01/2040(i)	720	779	4.13%, 05/15/2015	35	39
5.00%, 10/01/2040(i),(j)	4,060	4,367	4.38%, 05/15/2040	1,900	2,446
5.50%, 06/01/2019(i)	95	103	4.50%, 02/15/2036	2,000	2,590
5.50%, 07/01/2019(i)	37	41	6.00%, 02/15/2026	5,925	8,484
5.50%, 07/01/2019(i)	89	97	8.13%, 08/15/2019	1,600	2,384
5.50%, 08/01/2019(i)	23	25			$ 50,290
5.50%, 08/01/2019(i)	96	105	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
5.50%, 10/01/2019(i)	225	245	OBLIGATIONS		$ 145,818
5.50%, 10/01/2019(i)	116	126		Maturity
5.50%, 12/01/2022(i)	162	177	REPURCHASE AGREEMENTS - 3.84%	Amount (000's)	Value (000's)
5.50%, 07/01/2033(i)	1,859	2,032
5.50%, 04/01/2035(i)	336	367	Banks - 3.84%
5.50%, 08/01/2036(i)	2,511	2,741	Investment in Joint Trading Account; Credit	$ 3,206 $	3,206
5.50%, 02/01/2037(i)	69	76	Suisse Repurchase Agreement; 0.04%
5.50%, 01/01/2040(i)	299	325	dated 09/30/11 maturing 10/03/11
5.50%, 05/01/2040(i)	239	259	(collateralized by US Government
5.50%, 05/01/2040(i)	211	230	Securities; $3,269,722; 1.00% - 3.13%;
5.50%, 07/01/2040(i)	349	379	dated 04/30/12 - 09/30/13)
5.50%, 07/01/2040(i)	3,330	3,616	Investment in Joint Trading Account; Deutsche	1,007	1,007
5.67%, 02/01/2036(d),(i)	142	154	Bank Repurchase Agreement; 0.05% dated
6.00%, 05/01/2031(i)	17	19	09/30/11 maturing 10/03/11 (collateralized
6.00%, 07/01/2035(i)	791	873	by US Government Securities; $1,027,627;
6.00%, 05/01/2036(i)	112	124	0.00% - 5.00%; dated 11/07/11 - 11/17/17)
6.00%, 02/01/2037(i)	3,341	3,680	Investment in Joint Trading Account; JP	3,664	3,664
6.00%, 01/01/2038(i)	1,902	2,099	Morgan Repurchase Agreement; 0.01%
6.00%, 02/01/2038(i)	557	620	dated 09/30/11 maturing 10/03/11
6.00%, 10/01/2040(i),(j)	1,810	1,985	(collateralized by US Government
6.50%, 08/01/2031(i)	72	81	Securities; $3,736,825; 0.00% - 6.90%;
6.50%, 03/01/2032(i)	36	40	dated 11/21/11 - 10/20/26)
6.50%, 07/01/2037(i)	160	180
6.50%, 07/01/2037(i)	241	271
6.50%, 02/01/2038(i)	158	176

See accompanying notes

36

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2011 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$ 4,579	$ 4,579
Lynch Repurchase Agreement; 0.02%
dated 09/30/11 maturing 10/03/11
(collateralized by US Government
Securities; $4,671,031; 0.00% - 8.63%;
dated 10/13/11 - 04/01/56)
$ 12,456
TOTAL REPURCHASE AGREEMENTS		$ 12,456
Total Investments		$ 350,796
Liabilities in Excess of Other Assets, Net - (8.21)%		$ (26,620)
TOTAL NET ASSETS - 100.00%		$ 324,176

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,901 or 0.59% of net assets.
(d)	Variable Rate. Rate shown is in effect at September 30, 2011.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $43,238 or 13.34% of net assets.
(f)	Security purchased on a when-issued basis.
(g)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(h)	This Senior Floating Rate Note will settle after September 30, 2011, at which time the interest rate will be determined.
(i)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(j)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 11,144
Unrealized Depreciation	(13,459)
Net Unrealized Appreciation (Depreciation)	$ (2,315)
Cost for federal income tax purposes	$ 353,111

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	40 .13%
Financial	19 .42%
Government	15 .58%
Communications	6 .27%
Energy	5 .49%
Asset Backed Securities	4 .68%
Consumer, Non-cyclical	4 .24%
Utilities	3 .52%
Consumer, Cyclical	3 .19%
Industrial	2 .33%
Basic Materials	1 .75%
Technology	1 .54%
Diversified	0 .07%
Liabilities in Excess of Other Assets, Net	(8.21)%
TOTAL NET ASSETS	100.00%

See accompanying notes

37

		Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2011 (unaudited)

Credit Default Swaps

Buy Protection
		(Pay)/				Upfront	Unrealized
		Receive	Expiration	Notional	Market	Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity	Fixed Rate	Date	Amount	Value	Paid/(Received)	(Depreciation)
Barclays Bank PLC	CDX.NA.HY.16	(5.00)%	06/20/2016 $	1,750 $	157	$ 109	$ 48
Barclays Bank PLC	CDX.NA.HY.16	(5.00)%	06/20/2016	1,900	171	128	43
Barclays Bank PLC	CDX.NA.HY.16	(5.00)%	06/20/2016	323	30	19	11
Barclays Bank PLC	CDX.NA.HY.16	(5.00)%	06/20/2016	2,100	190	133	57
Barclays Bank PLC	CMBX.NA.AAA.1	(0.10)%	10/12/2052	1,250	87	70	17
Morgan Stanley & Co	CDX.NA.HY.15	(5.00)%	12/20/2015	1,300	83	14	69
Morgan Stanley & Co	CDX.NA.HY.15	(5.00)%	12/20/2015	3,500	223	(102)	325
Morgan Stanley & Co	CDX.NA.IG	(1.00)%	12/20/2016	2,500	52	49	3
Morgan Stanley & Co	CMBX.NA.AAA.3	(0.08)%	12/13/2049	1,250	167	150	17

All dollar amounts are shown in thousands (000's)

See accompanying notes

38

		Schedule of Investments
		Diversified Balanced Account
		September 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 65.43%
Bond Market Index Fund (a)	12,334,707	$ 136,052
International Equity Index Fund (a)	2,132,764	18,726
MidCap S&P 400 Index Fund (a)	871,906	10,637
SmallCap S&P 600 Index Fund (a)	788,266	10,720
		$ 176,135

Principal Variable Contracts Funds, Inc. Class 1 - 34.65%
LargeCap S&P 500 Index Account (a)	11,498,785	93,255

TOTAL INVESTMENT COMPANIES		$ 269,390
Total Investments		$ 269,390
Liabilities in Excess of Other Assets, Net - (0.08)%		$ (206)
TOTAL NET ASSETS - 100.00%		$ 269,184

(a) Affiliated Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 8,469
Unrealized Depreciation	(9,496)
Net Unrealized Appreciation (Depreciation)	$ (1,027)
Cost for federal income tax purposes	$ 270,417

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	50 .54%
Domestic Equity Funds	42 .58%
International Equity Funds	6 .96%
Liabilities in Excess of Other Assets, Net	(0.08)%
TOTAL NET ASSETS	100.00%

See accompanying notes

39

Schedule of Investments
Diversified Balanced Account
September 30, 2011 (unaudited)

	December 31,	December 31,					September 30,	September
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	8,199,165	$ 85,619	5,653,118	$ 60,066	1,517,576	$ 16,462	12,334,707	$ 129,231
International Equity Index Fund	1,112,112	10,675	1,135,208	11,604	114,556	1,254	2,132,764	21,032
LargeCap S&P 500 Index Account	6,652,627	53,596	5,272,528	47,628	426,370	3,937	11,498,785	97,287
MidCap S&P 400 Index Fund	480,331	5,922	435,015	6,162	43,440	652	871,906	11,433
SmallCap S&P 600 Index Fund	424,400	5,759	397,755	6,243	33,889	570	788,266	11,434

		$ 161,571		$ 131,703		$ 22,875		$ 270,417

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond Market Index Fund	$ —		$ 8			$ —
International Equity Index Fund		—			7			—
LargeCap S&P 500 Index Account		38			—			—
MidCap S&P 400 Index Fund		—			1			—
SmallCap S&P 600 Index Fund		—			2			—
	$ 38		$ 18			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

40

		Schedule of Investments
		Diversified Growth Account
		September 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 55.40%
Bond Market Index Fund (a)	19,605,161	$ 216,245
International Equity Index Fund (a)	6,919,285	60,751
MidCap S&P 400 Index Fund (a)	2,474,940	30,194
SmallCap S&P 600 Index Fund (a)	2,237,755	30,434
		$ 337,624

Principal Variable Contracts Funds, Inc. Class 1 - 44.68%
LargeCap S&P 500 Index Account (a)	33,571,968	272,269

TOTAL INVESTMENT COMPANIES		$ 609,893
Total Investments		$ 609,893
Liabilities in Excess of Other Assets, Net - (0.08)%		$ (486)
TOTAL NET ASSETS - 100.00%		$ 609,407

(a) Affiliated Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 14,965
Unrealized Depreciation	(34,810)
Net Unrealized Appreciation (Depreciation)	$ (19,845)
Cost for federal income tax purposes	$ 629,738

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	54 .63%
Fixed Income Funds	35 .48%
International Equity Funds	9 .97%
Liabilities in Excess of Other Assets, Net	(0.08)%
TOTAL NET ASSETS	100.00%

See accompanying notes

41

Schedule of Investments
Diversified Growth Account
September 30, 2011 (unaudited)

	December 31,	December 31,						September 30,	September
Affiliated Securities	2010	2010		Purchases	Purchases	Sales	Sales	2011	30, 2011
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	10,992,633	$ 114,938		11,482,004 $	121,510	2,869,476	$ 31,228	19,605,161	$ 205,259
International Equity Index Fund	3,043,122	29,397		4,149,594	42,971	273,431	3,029	6,919,285	69,348
LargeCap S&P 500 Index Account	16,382,250	132,428		17,851,454	162,678	661,736	6,159	33,571,968	288,947
MidCap S&P 400 Index Fund	1,149,942	14,138		1,407,321	20,169	82,323	1,253	2,474,940	33,059
SmallCap S&P 600 Index Fund	1,016,058	13,802		1,290,804	20,492	69,107	1,178	2,237,755	33,125

		$ 304,703		$ 367,820			$ 42,847		$ 629,738

					Realized Gain/Loss		Realized Gain/Loss from
		Income			on Investments		Other Investment Companies
Bond Market Index Fund	$ —			$ 39			$ —
International Equity Index Fund			—			9			—
LargeCap S&P 500 Index Account			112			—			—
MidCap S&P 400 Index Fund			—			5			—
SmallCap S&P 600 Index Fund			—			9			—
	$ 112			$ 62			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

42

Schedule of Investments
Diversified International Account
September 30, 2011 (unaudited)

COMMON STOCKS - 97.71%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Aerospace & Defense - 0.82%			Banks (continued)
Meggitt PLC	29,407	$ 152	ICICI Bank Ltd ADR	34,254	$ 1,189
MTU Aero Engines Holding AG	23,283	1,452	Industrial and Commercial Bank of China Ltd	2,481,555	1,198
Saab AB	7,039	126	Industrial Bank of Korea	36,880	428
Safran SA	55,093	1,686	Itau Unibanco Holding SA	73,315	1,133
		$ 3,416	Kasikornbank PCL	168,600	640
			Keiyo Bank Ltd/The	21,000	114
Agriculture - 2.77%			Lloyds Banking Group PLC (a)	1,362,368	731
British American Tobacco PLC	121,847	5,145	Malayan Banking Bhd	375,800	937
Bunge Ltd	12,177	710	Mitsubishi UFJ Financial Group Inc	767,200	3,521
Golden Agri-Resources Ltd	791,000	366	National Australia Bank Ltd	136,218	2,894
GrainCorp Ltd	13,878	95	National Bank of Canada	35,600	2,374
Imperial Tobacco Group PLC	107,420	3,625	OTP Bank PLC	14,844	218
ITC Ltd	173,044	697	Sberbank of Russia	509,933	1,103
KT&G Corp	7,213	449	Standard Chartered PLC	118,240	2,359
Souza Cruz SA	52,360	522	Sumitomo Mitsui Financial Group Inc	88,400	2,491
		$ 11,609	Svenska Handelsbanken AB	51,426	1,309
Airlines - 0.15%			Swedbank AB	202,457	2,235
Air China Ltd	594,000	412	Toronto-Dominion Bank/The	38,300	2,726
Asiana Airlines (a)	31,040	200	Turkiye Garanti Bankasi AS	145,201	562
		$ 612			$ 51,825

Apparel - 0.89%			Beverages - 1.11%
Burberry Group PLC	138,425	2,514	Anheuser-Busch InBev NV	51,837	2,751
Hugo Boss AG	15,075	1,204	Cia de Bebidas das Americas ADR	28,052	860
		$ 3,718	Dydo Drinco Inc	3,900	151
			Fomento Economico Mexicano SAB de CV	13,704	888
Automobile Manufacturers - 3.52%			ADR
Bayerische Motoren Werke AG	26,657	1,761			$ 4,650
Daihatsu Motor Co Ltd	75,000	1,361
Daimler AG	41,784	1,858	Building Materials - 0.16%
Great Wall Motor Co Ltd	253,500	289	Central Glass Co Ltd	36,000	175
Hyundai Motor Co	8,278	1,447	China National Building Material Co Ltd	365,548	308
Kia Motors Corp	23,456	1,399	Sumitomo Osaka Cement Co Ltd	51,000	171
Mahindra & Mahindra Ltd	52,462	857			$ 654
Nissan Motor Co Ltd	262,300	2,321	Chemicals - 4.40%
Volkswagen AG - Pref Shares	16,611	2,192	Agrium Inc	18,900	1,258
Volvo AB - B Shares	126,676	1,244	Arkema SA	15,069	873
		$ 14,729	Asahi Kasei Corp	223,000	1,336
Automobile Parts & Equipment - 1.02%			BASF SE	58,755	3,582
Brembo SpA	11,340	100	China Petrochemical Development Corp	196,500	210
Cie Generale des Etablissements Michelin	15,236	911	Croda International PLC	8,385	214
Continental AG (a)	20,928	1,208	Formosa Chemicals & Fibre Corp	185,000	475
Faurecia	27,631	589	Formosa Plastics Corp	137,000	361
Georg Fischer AG (a)	308	107	Honam Petrochemical Corp	1,002	241
Nissin Kogyo Co Ltd	8,800	132	Incitec Pivot Ltd	298,332	924
Pirelli & C SpA	143,161	1,018	Johnson Matthey PLC	31,521	773
Plastic Omnium SA	4,209	99	Koninklijke DSM NV	24,612	1,070
Valeo SA	2,760	116	LG Chem Ltd	1,218	323
		$ 4,280	Linde AG	10,729	1,436
			Lintec Corp	4,810	95
Banks - 12.38%			Nippon Shokubai Co Ltd	13,912	172
Aareal Bank AG (a)	36,093	558	Potash Corp of Saskatchewan Inc	64,500	2,801
ABSA Group Ltd	43,782	726	Tessenderlo Chemie NV	2,614	71
Australia & New Zealand Banking Group Ltd	140,038	2,599	Uralkali	17,641	602
Banco Bradesco SA	60,399	885	Yara International ASA	36,766	1,403
Banco do Brasil SA	67,145	869	Zeon Corp	20,000	184
Banco Santander Chile SA ADR	4,562	335			$ 18,404
Bangkok Bank PCL	248,000	1,173
Bank Mandiri Tbk PT	720,278	509	Coal - 0.31%
Bank of China Ltd	1,355,200	419	China Shenhua Energy Co Ltd	55,000	216
Bank Rakyat Indonesia Persero Tbk PT	1,086,500	711	Coal India Ltd	88,983	603
Barclays PLC	371,839	912	Indo Tambangraya Megah PT	106,000	467
BNP Paribas	32,098	1,265			$ 1,286
Canadian Imperial Bank of Commerce/Canada	36,500	2,556	Commercial Services - 0.43%
Canadian Western Bank	6,100	150	Aggreko PLC	30,195	760
China Construction Bank Corp	1,694,535	1,025	Altran Technologies SA (a)	19,149	84
DBS Group Holdings Ltd	256,000	2,296	Cape PLC	15,560	110
DnB NOR ASA	247,694	2,469	Cielo SA	33,300	733
Gunma Bank Ltd/The	31,000	173	Emeco Holdings Ltd	114,354	107
Home Capital Group Inc	3,000	125			$ 1,794
HSBC Holdings PLC	510,209	3,908

See accompanying notes

43

Schedule of Investments
Diversified International Account
September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Computers - 0.61%			Engineering & Construction - 1.30%
Asustek Computer Inc	50,040	$ 373	Bilfinger Berger SE	15,668	$ 1,181
Foxconn Technology Co Ltd	99,750	318	China Communications Construction Co Ltd	768,000	499
Lenovo Group Ltd	1,314,000	878	Flughafen Zuerich AG	292	110
Tata Consultancy Services Ltd	46,555	980	Monadelphous Group Ltd	7,087	117
		$ 2,549	Nippo Corp	19,000	166
			NRW Holdings Ltd	50,279	111
Consumer Products - 0.04%			SembCorp Industries Ltd	365,000	942
Societe BIC SA	2,118	180	Taihei Dengyo Kaisha Ltd	16,000	102
			Vinci SA	52,052	2,232
Cosmetics & Personal Care - 0.27%					$ 5,460
Kao Corp	39,900	1,111	Entertainment - 0.04%
			William Hill PLC	47,151	165
Distribution & Wholesale - 1.13%
DCC PLC	4,392	111
D'ieteren SA/NV	2,492	123	Environmental Control - 0.02%	23,596	85
Inchcape PLC	22,680	98	Derichebourg SA (a)
Mitsubishi Corp	97,011	1,975
Ship Healthcare Holdings Inc	6,800	168	Food - 5.51%
Sumitomo Corp	182,569	2,259	Aryzta AG	3,944	171
		$ 4,734	BRF - Brasil Foods SA	28,500	489
			Charoen Pokphand Foods PCL (b)	697,200	596
Diversified Financial Services - 1.89%			Cosan SA Industria e Comercio	33,900	433
African Bank Investments Ltd	60,626	247	Danone	33,582	2,065
Close Brothers Group PLC	13,548	139	Jeronimo Martins SGPS SA	111,583	1,743
Fubon Financial Holding Co Ltd	277,923	287	Kerry Group PLC	33,549	1,173
Hana Financial Group Inc	19,670	572	Nestle SA	125,012	6,882
IG Group Holdings PLC	17,972	125	Nutreco NV	21,458	1,340
IGM Financial Inc	22,034	936	Suedzucker AG	54,030	1,535
Intermediate Capital Group PLC	172,046	572	Unilever NV	141,328	4,474
International Personal Finance PLC	23,310	80	Viscofan SA	5,445	196
Jaccs Co Ltd	38,000	124	WM Morrison Supermarkets PLC	440,114	1,984
KB Financial Group Inc	36,329	1,200			$ 23,081
Mega Financial Holding Co Ltd	1,443,400	991
ORIX Corp	30,850	2,421	Forest Products & Paper - 0.24%
Provident Financial PLC	13,669	213	Sumitomo Forestry Co Ltd	15,300	133
		$ 7,907	Svenska Cellulosa AB	72,883	887

Electric - 1.25%					$ 1,020
Atco Ltd/Canada	2,900	171	Gas - 0.06%
Capital Power Corp	4,445	108	Keyera Corp	5,313	230
Cia Paranaense de Energia	17,200	311
CLP Holdings Ltd	217,500	1,959
Federal Hydrogenerating Co JSC ADR	271	1	Healthcare - Products - 0.95%
			Coloplast A/S	14,147	2,039
International Power PLC	203,639	967	DiaSorin SpA	4,372	161
Reliance Infrastructure Ltd	9,885	75
Scottish & Southern Energy PLC	82,113	1,648	Draegerwerk AG & Co KGaA	1,483	142
			Elekta AB	43,661	1,642
		$ 5,240			$ 3,984
Electrical Components & Equipment - 1.67%
Hitachi Ltd	493,261	2,449	Holding Companies - Diversified - 0.79%
Leoni AG	13,743	441	Emperor International Holdings	474,000	67
			GS Holdings	8,466	401
Mitsubishi Electric Corp	230,000	2,037	Imperial Holdings Ltd	58,569	761
Schneider Electric SA	30,792	1,648	KOC Holding AS	219,076	810
Simplo Technology Co Ltd	70,400	432	Swire Pacific Ltd	124,998	1,285
		$ 7,007			$ 3,324

Electronics - 2.05%			Home Builders - 0.11%
Alps Electric Co Ltd	17,300	133	Barratt Developments PLC (a)	78,503	95
Anritsu Corp	100,000	1,109
E Ink Holdings Inc	134,000	278	MRV Engenharia e Participacoes SA	45,800	233
Hamamatsu Photonics KK	24,800	1,000	Persimmon PLC	20,187	142
Hon Hai Precision Industry Co Ltd	301,631	672			$ 470
Keyence Corp	6,900	1,888	Home Furnishings - 0.05%
Kyocera Corp	20,800	1,739	De'Longhi SpA	8,907	80
Murata Manufacturing Co Ltd	19,800	1,075	SEB SA	1,827	147
Radiant Opto-Electronics Corp	93,000	261			$ 227
Rexel SA	6,237	93
Spectris PLC	6,364	115	Insurance - 3.29%
Yageo Corp	710,000	197	Allianz SE	20,350	1,907
		$ 8,560	AXA SA	46,620	606
			Challenger Ltd/AU	26,380	107
			China Life Insurance Co Ltd	71,000	168

See accompanying notes

44

Schedule of Investments
Diversified International Account
September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Insurance (continued)			Mining (continued)
Helvetia Holding AG	496	$ 151	Grupo Mexico SAB de CV	187,700	$ 444
Lancashire Holdings Ltd	17,806	191	IAMGOLD Corp	62,725	1,247
Legal & General Group PLC	1,267,628	1,893	Iluka Resources Ltd	8,886	104
LIG Insurance Co Ltd	1,200	20	Industrias Penoles SAB de CV	22,100	812
PICC Property & Casualty Co Ltd	234,000	250	KGHM Polska Miedz SA	12,948	507
Ping An Insurance Group Co	130,000	727	Korea Zinc Co Ltd	2,081	508
Prudential PLC	281,043	2,414	Medusa Mining Ltd	21,548	141
Sampo OYJ	99,246	2,493	New Gold Inc (a)	15,800	163
Sanlam Ltd	218,878	731	Pan American Silver Corp	27,200	733
Zurich Financial Services (a)	10,168	2,118	Pan Australian Resources Ltd (a)	43,696	105
		$ 13,776	Quadra FNX Mining Ltd (a)	12,100	105
			Rio Tinto Ltd	69,592	4,076
Internet - 0.58%			SEMAFO Inc (a)	18,100	149
ASOS PLC (a)	3,996	94
			Sterlite Industries India Ltd ADR	34,585	319
Atea ASA	13,336	106	Vale SA - Pref Shares	113,648	2,369
Dena Co Ltd	25,900	1,085	Yamana Gold Inc	80,100	1,099
Gree Inc	37,000	1,128			$ 25,607
		$ 2,413
			Miscellaneous Manufacturing - 1.41%
Investment Companies - 0.87%			Aalberts Industries NV	7,035	105
Cheung Kong Infrastructure Holdings Ltd	25,000	146	Amano Corp	12,700	114
Investor AB	89,230	1,570	IMI PLC	125,769	1,381
Kinnevik Investment AB	58,914	1,090	Melrose PLC	26,440	119
Resolution Ltd	218,114	836	Morgan Crucible Co PLC	35,025	132
		$ 3,642	Neo Material Technologies Inc (a)	18,900	115
Iron & Steel - 0.36%			Peace Mark Holdings Ltd (a),(b),(c)	300,000	—
Ferrexpo PLC	24,704	101	Senior PLC	49,054	110
Kumba Iron Ore Ltd	10,183	535	Siemens AG	42,599	3,833
Labrador Iron Ore Royalty Corp	3,600	113			$ 5,909
Mount Gibson Iron Ltd	61,873	78	Office & Business Equipment - 0.95%
POSCO ADR	6,632	504	Canon Inc	88,000	3,996
Severstal OAO	18,098	189
		$ 1,520
			Oil & Gas - 8.85%
Leisure Products & Services - 0.73%			Aurora Oil & Gas Ltd (a)	51,581	110
Sega Sammy Holdings Inc	131,100	3,059	BG Group PLC	245,340	4,695
			BP PLC	152,115	912
Lodging - 0.51%			Canadian Natural Resources Ltd	58,800	1,727
Genting Bhd	208,500	590	China Petroleum & Chemical Corp	376,000	362
SJM Holdings Ltd	877,000	1,549	CNOOC Ltd	526,000	846
			EnQuest PLC (a)	1	—
		$ 2,139
			Gazprom OAO ADR	160,057	1,551
Machinery - Construction & Mining - 0.35%			Lukoil OAO ADR	26,117	1,328
Atlas Copco AB - A Shares	76,053	1,346	Lundin Petroleum AB (a)	14,315	242
Wajax Corp	4,351	133	NovaTek OAO	3,421	393
		$ 1,479	Oil & Natural Gas Corp Ltd	77,151	418
Machinery - Diversified - 1.03%			PetroChina Co Ltd	1,189,199	1,440
Daifuku Co Ltd	20,500	110	Petroleo Brasileiro SA ADR	81,893	1,838
Duerr AG	3,156	102	Petrominerales Ltd	4,679	92
IHI Corp	552,000	1,217	Repsol YPF SA	97,273	2,568
Mitsubishi Heavy Industries Ltd	344,000	1,451	Royal Dutch Shell PLC - A Shares	45,960	1,420
Weir Group PLC/The	60,664	1,449	Royal Dutch Shell PLC - B Shares	194,102	6,039
		$ 4,329	Sasol Ltd	31,840	1,306
			Seadrill Ltd	73,996	2,043
Media - 0.07%			SK Holdings Co Ltd	7,271	805
Cogeco Cable Inc	2,976	136	Statoil ASA	84,006	1,803
SKY Perfect JSAT Holdings Inc	334	174	Thai Oil PCL (b)	128,584	208
		$ 310	Total SA	109,977	4,852
			Twin Butte Energy Ltd (a)	31,537	48
Metal Fabrication & Hardware - 0.12%					$ 37,046
Catcher Technology Co Ltd	69,000	395
JFE Shoji Holdings Inc	21,000	93	Oil & Gas Services - 1.03%
		$ 488	Calfrac Well Services Ltd	4,600	107
			Canyon Services Group Inc	14,100	122
Mining - 6.12%			John Wood Group PLC	113,625	932
Anglo American PLC	66,877	2,301	Lamprell PLC	30,942	124
Antofagasta PLC	22,425	320	Petrofac Ltd	1	—
Barrick Gold Corp	72,800	3,412	Saipem SpA	39,940	1,402
BHP Billiton Ltd	129,720	4,295	Technip SA	20,177	1,617
Centerra Gold Inc	59,200	1,102			$ 4,304
Cia de Minas Buenaventura SA ADR	18,912	714
Gold Fields Ltd	38,012	582

See accompanying notes

45

Schedule of Investments
Diversified International Account
September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Pharmaceuticals - 5.70%			Software (continued)
AstraZeneca PLC	61,256	$ 2,718	Open Text Corp (a)	2,000	$ 105
GlaxoSmithKline PLC	44,242	913	SAP AG	46,639	2,373
KYORIN Holdings Inc	10,000	209			$ 5,768
Novartis AG	105,863	5,914
Novo Nordisk A/S	36,523	3,643	Storage & Warehousing - 0.06%
Ranbaxy Laboratories Ltd	7,383	77	Mitsui-Soko Co Ltd	32,000	124
Roche Holding AG	33,114	5,348	Sumitomo Warehouse Co Ltd/The	31,000	143
Shire PLC	107,326	3,347			$ 267
Takeda Pharmaceutical Co Ltd	35,900	1,703	Telecommunications - 8.93%
		$ 23,872	Advanced Info Service PCL (b)	156,700	641
Real Estate - 1.67%			America Movil SAB de CV ADR	39,563	874
Brookfield Asset Management Inc	103,458	2,861	BT Group PLC	1,014,173	2,718
Castellum AB	9,412	115	China Mobile Ltd	199,285	1,948
Daito Trust Construction Co Ltd	25,700	2,356	China Telecom Corp Ltd	1,062,000	665
Gazit-Globe Ltd	13,306	132	China Unicom Hong Kong Ltd	196,000	399
Great Eagle Holdings Ltd	59,000	127	Chunghwa Telecom Co Ltd	276,000	914
Mitsui Fudosan Co Ltd	74,000	1,169	HTC Corp	17,400	382
Singapore Land Ltd	22,000	98	Hutchison Telecommunications Hong Kong	460,667	161
Wihlborgs Fastigheter AB	9,116	115	Holdings Ltd
		$ 6,973	Manitoba Telecom Services Inc	34,700	1,074
			MTI Ltd	61	77
REITS - 1.07%			MTN Group Ltd	70,722	1,155
BLife Investment Corp	14	84	Nippon Telegraph & Telephone Corp	58,500	2,803
CapitaMall Trust	582,000	807	NTT DoCoMo Inc	2,266	4,129
Charter Hall Group	50,567	81	Oki Electric Industry Co Ltd (a)	147,000	133
Dundee Real Estate Investment Trust	4,700	143	QSC AG (a)	30,961	84
Eurocommercial Properties NV	3,524	135	Sistema JSFC	28,684	399
Investa Office Fund	231,874	135	Softbank Corp	64,500	1,887
Mirvac Group	1,000,427	1,100	Taiwan Mobile Co Ltd (b)	252,000	679
RioCan Real Estate Investment Trust	48,900	1,213	TDC A/S	135,800	1,109
Unibail-Rodamco SE	3,707	661	Tele2 AB	66,667	1,208
United Urban Investment Corp	125	131	Telecom Corp of New Zealand Ltd	558,506	1,110
		$ 4,490	Telefonaktiebolaget LM Ericsson	184,260	1,769
			Telenet Group Holding NV (a)	25,411	931
Retail - 2.97%			Telenor ASA	128,385	1,980
Alimentation Couche Tard Inc	44,000	1,234	Tim Participacoes SA ADR(a)	20,904	493
Amplifon SpA	4,139	20	Vodacom Group Ltd	81,058	903
Aoyama Trading Co Ltd	9,000	156	Vodafone Group PLC	2,618,328	6,748
Arcos Dorados Holdings Inc	19,999	464			$ 37,373
Cie Financiere Richemont SA	36,206	1,613
Dollarama Inc (a)	4,100	142	Textiles - 0.07%
GOME Electrical Appliances Holding Ltd	1,997,000	459	Cia Hering	17,800	297
Hyundai Department Store Co Ltd	1,852	259
Inditex SA	12,826	1,095
Jean Coutu Group PJC Inc/The	13,660	158	Toys, Games & Hobbies - 0.26%
Kohnan Shoji Co Ltd	8,000	141	Namco Bandai Holdings Inc	81,600	1,105
K's Holdings Corp	4,640	182
Lojas Renner SA	15,707	421	Transportation - 0.80%
Shoppers Drug Mart Corp	48,600	1,895	Canadian National Railway Co	47,500	3,175
Tim Hortons Inc	38,700	1,799	Stagecoach Group PLC	40,224	153
UNY Co Ltd	18,000	167			$ 3,328
Woolworths Holdings Ltd/South Africa	106,563	460
Xebio Co Ltd	7,400	189	Water - 0.96%
Yamada Denki Co Ltd	22,690	1,578	Pennon Group PLC	108,034	1,132
		$ 12,432	Severn Trent PLC	50,075	1,196
			United Utilities Group PLC	175,844	1,702
Semiconductors - 1.48%					$ 4,030
ARM Holdings PLC	158,238	1,353	TOTAL COMMON STOCKS		$ 409,065
ASM International NV	4,451	110	PREFERRED STOCKS - 0.22%	Shares Held	Value (000's)
Powertech Technology Inc	12,000	26
Samsung Electronics Co Ltd	4,463	3,116	Electric - 0.10%
Taiwan Semiconductor Manufacturing Co Ltd	702,140	1,581	Cia Energetica de Minas Gerais	27,500	402
		$ 6,186

Shipbuilding - 0.15%			Telecommunications - 0.12%
Hyundai Heavy Industries Co Ltd	2,651	616	Telecomunicacoes de Sao Paulo SA	19,065	504

			TOTAL PREFERRED STOCKS		$ 906
Software - 1.38%
Aero Inventory PLC (a),(b),(c)	19,271	—
Capcom Co Ltd	61,300	1,528
Konami Corp	52,500	1,762

See accompanying notes

46

Schedule of Investments
Diversified International Account
September 30, 2011 (unaudited)

Portfolio Summary (unaudited)

	Maturity		Country	Percent
REPURCHASE AGREEMENTS - 0.39%	Amount (000's)	Value (000's)	Japan	15 .86%
			United Kingdom	14 .98%
Banks - 0.39%			Canada	9 .06%
Investment in Joint Trading Account; Credit	$ 424	$ 424	Germany	6 .41%
Suisse Repurchase Agreement; 0.04%			Switzerland	5 .39%
dated 09/30/11 maturing 10/03/11			France	4 .71%
(collateralized by US Government			Australia	4 .10%
Securities; $432,633; 1.00% - 3.13%; dated			Sweden	3 .56%
04/30/12 - 09/30/13)			Netherlands	3 .51%
Investment in Joint Trading Account; Deutsche	133	133	Brazil	3 .05%
Bank Repurchase Agreement; 0.05% dated			Korea, Republic Of	2 .97%
09/30/11 maturing 10/03/11 (collateralized			China	2 .13%
by US Government Securities; $135,970;			Taiwan, Province Of China	2 .13%
0.00% - 5.00%; dated 11/07/11 - 11/17/17)			Hong Kong	1 .94%
Investment in Joint Trading Account; JP	485	485	Norway	1 .86%
Morgan Repurchase Agreement; 0.01%			South Africa	1 .77%
dated 09/30/11 maturing 10/03/11			Denmark	1 .62%
(collateralized by US Government			Russian Federation	1 .32%
Securities; $494,438; 0.00% - 6.90%; dated			India	1 .27%
11/21/11 - 10/20/26)			Ireland	1 .11%
Investment in Joint Trading Account; Merrill	606	606	Singapore	1 .10%
Lynch Repurchase Agreement; 0.02%			Belgium	0 .93%
dated 09/30/11 maturing 10/03/11			Spain	0 .92%
(collateralized by US Government			United States	0 .77%
Securities; $618,048; 0.00% - 8.63%; dated			Thailand	0 .77%
10/13/11 - 04/01/56)			Mexico	0 .72%
		$ 1,648	Italy	0 .65%
TOTAL REPURCHASE AGREEMENTS		$ 1,648	Finland	0 .59%
Total Investments		$ 411,619	Bermuda	0 .54%
Other Assets in Excess of Liabilities, Net - 1.68%		$ 7,042	Portugal	0 .42%
TOTAL NET ASSETS - 100.00%		$ 418,661	Indonesia	0 .40%
			Malaysia	0 .36%
			Turkey	0 .33%
(a) Non-Income Producing Security			New Zealand	0 .26%
(b)	Market value is determined in accordance with procedures established in		Guernsey	0 .20%
good faith by the Board of Directors. At the end of the period, the value of			Peru	0 .17%
these securities totaled $2,124 or 0.51% of net assets.			Poland	0 .12%
(c) Security is Illiquid			Argentina	0 .11%
			Chile	0 .08%
			Hungary	0 .05%
			Israel	0 .03%
Unrealized Appreciation (Depreciation)			United Arab Emirates	0 .03%
The net federal income tax unrealized appreciation (depreciation) and federal tax			Colombia	0 .02%
cost of investments held as of the period end were as follows:			Other Assets in Excess of Liabilities, Net	1 .68%
Unrealized Appreciation		$ 28,831	TOTAL NET ASSETS	100.00%
Unrealized Depreciation		(56,078)
Net Unrealized Appreciation (Depreciation)		$ (27,247)
Cost for federal income tax purposes		$ 438,866

All dollar amounts are shown in thousands (000's)

See accompanying notes

47

Schedule of Investments Equity Income Account September 30, 2011 (unaudited)

COMMON STOCKS - 97.21%	Shares Held	Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000's)

Aerospace & Defense - 1.93%				Food (continued)
Lockheed Martin Corp	73,601	$ 5,346		Kroger Co/The	76,235	$ 1,674
Raytheon Co	148,033	6,050				$ 16,877

		$ 11,396		Gas - 1.19%
Apparel - 1.52%				Sempra Energy	136,615	7,036
VF Corp	73,873	8,977
				Healthcare - Products - 2.28%
Automobile Manufacturers - 0.30%				Becton Dickinson and Co	16,392	1,202
PACCAR Inc	52,023	1,759		Johnson & Johnson	101,764	6,484
				Medtronic Inc	172,332	5,728
Automobile Parts & Equipment - 0.20%						$ 13,414
Johnson Controls Inc	45,034	1,187		Insurance - 6.75%
				ACE Ltd	218,757	13,257
Banks - 7.12%				Allianz SE ADR	262,909	2,455
Australia & New Zealand Banking Group Ltd	75,559	1,404		Allstate Corp/The	193,125	4,575
ADR				Chubb Corp/The	109,553	6,572
Banco Santander SA ADR	644,006	5,178		Fidelity National Financial Inc	369,889	5,615
Bank of Nova Scotia	125,277	6,282		MetLife Inc	145,873	4,086
JP Morgan Chase & Co	388,612	11,705		Validus Holdings Ltd	129,811	3,235
M&T Bank Corp	73,461	5,135				$ 39,795
PNC Financial Services Group Inc	135,044	6,508		Leisure Products & Services - 0.99%
US Bancorp	246,577	5,804		Carnival Corp	192,000	5,818
		$ 42,016

Beverages - 1.50%				Machinery - Diversified - 1.12%
Coca-Cola Co/The	38,517	2,602		Deere & Co	102,027	6,588
Dr Pepper Snapple Group Inc	137,938	5,349
Molson Coors Brewing Co	22,126	877
		$ 8,828		Media - 0.43%
				Walt Disney Co/The	84,086	2,536
Chemicals - 1.01%
Air Products & Chemicals Inc	30,141	2,302
EI du Pont de Nemours & Co	90,712	3,626		Mining - 0.63%
		$ 5,928		BHP Billiton Ltd ADR	56,146	3,730

Commercial Services - 0.58%				Miscellaneous Manufacturing - 2.98%
Automatic Data Processing Inc	72,518	3,419		3M Co	58,706	4,215
				Honeywell International Inc	75,964	3,336
Consumer Products - 1.12%				Parker Hannifin Corp	99,897	6,306
Kimberly-Clark Corp	92,683	6,581		Siemens AG ADR	41,410	3,718
						$ 17,575

Distribution & Wholesale - 2.00%				Oil & Gas - 8.68%
Genuine Parts Co	232,065	11,789		Chevron Corp	141,691	13,109
				Diamond Offshore Drilling Inc	12,200	668
				Encana Corp	248,222	4,768
Diversified Financial Services - 3.79%				Exxon Mobil Corp	131,308	9,537
AllianceBernstein Holding LP	385,010	5,255
BlackRock Inc	44,691	6,615		Marathon Oil Corp	217,302	4,689
				Marathon Petroleum Corp	212,654	5,754
Federated Investors Inc	252,090	4,419		Penn West Petroleum Ltd	290,964	4,298
NYSE Euronext	261,643	6,081		Total SA ADR	191,244	8,390
		$ 22,370				$ 51,213

Electric - 4.65%				Pharmaceuticals - 13.47%
NextEra Energy Inc	152,039	8,213		Abbott Laboratories	270,463	13,832
Progress Energy Inc	190,199	9,837		Bristol-Myers Squibb Co	397,467	12,473
Wisconsin Energy Corp	40,215	1,258		GlaxoSmithKline PLC ADR	236,289	9,756
Xcel Energy Inc	328,975	8,123		Merck & Co Inc	386,668	12,648
		$ 27,431		Novartis AG ADR	146,570	8,174
Electrical Components & Equipment - 0.97%				Pfizer Inc	624,137	11,035
Emerson Electric Co	137,737	5,690		Roche Holding AG ADR	197,447	7,941
				Teva Pharmaceutical Industries Ltd ADR	96,110	3,577

Entertainment - 0.30%						$ 79,436
OPAP SA ADR	350,030	1,750		Pipelines - 2.26%
				Enterprise Products Partners LP	201,773	8,101

Food - 2.86%				Kinder Morgan Energy Partners LP	76,832	5,254
General Mills Inc	85,426	3,287				$ 13,355
Kellogg Co	55,050	2,928		REITS - 6.31%
Kraft Foods Inc	267,661	8,988		American Capital Agency Corp	129,899	3,520
				Annaly Capital Management Inc	753,703	12,534
accompanying notes			48

See

Schedule of Investments Equity Income Account September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)		REPURCHASE AGREEMENTS	Maturity

REITS (continued)				(continued)	Amount (000's)	Value (000's)
Chimera Investment Corp	739,026	$ 2,047		Banks (continued)
Digital Realty Trust Inc	239,955	13,236		Investment in Joint Trading Account; Merrill	$ 2,841	$ 2,841
HCP Inc	83,801	2,938		Lynch Repurchase Agreement; 0.02%
Health Care REIT Inc	62,494	2,925		dated 09/30/11 maturing 10/03/11
		$ 37,200		(collateralized by US Government
				Securities; $2,897,465; 0.00% - 8.63%;
Retail - 4.03%				dated 10/13/11 - 04/01/56)
Costco Wholesale Corp	38,181	3,135				$ 7,727
McDonald's Corp	108,348	9,515
Wal-Mart Stores Inc	213,804	11,097		TOTAL REPURCHASE AGREEMENTS		$ 7,727
		$ 23,747		Total Investments		$ 583,187
				Other Assets in Excess of Liabilities, Net - 1.11%		$ 6,546
Semiconductors - 4.96%				TOTAL NET ASSETS - 100.00%		$ 589,733
Applied Materials Inc	150,692	1,560
Intel Corp	621,394	13,254
Maxim Integrated Products Inc	81,695	1,906
Microchip Technology Inc	229,554	7,141
Taiwan Semiconductor Manufacturing Co Ltd	473,812	5,416		Unrealized Appreciation (Depreciation)
ADR				The net federal income tax unrealized appreciation (depreciation) and federal tax
		$ 29,277		cost of investments held as of the period end were as follows:
Software - 1.66%
Microsoft Corp	394,161	9,811		Unrealized Appreciation		$ 75,904
				Unrealized Depreciation		(46,930)
				Net Unrealized Appreciation (Depreciation)		$ 28,974
Telecommunications - 3.88%				Cost for federal income tax purposes		$ 554,213
BCE Inc	196,591	7,364
CenturyLink Inc	80,852	2,678		All dollar amounts are shown in thousands (000's)
Verizon Communications Inc	143,892	5,295
Vodafone Group PLC ADR	294,151	7,545		Portfolio Summary (unaudited)
		$ 22,882		Sector		Percent
Toys, Games & Hobbies - 2.68%				Financial		25 .66%
Hasbro Inc	108,425	3,536		Consumer, Non-cyclical		21 .80%
Mattel Inc	473,925	12,270		Consumer, Cyclical		12 .02%
		$ 15,806		Energy		10 .94%
				Industrial		10 .06%
Transportation - 3.06%				Technology		6 .62%
Norfolk Southern Corp	91,473	5,582		Utilities		5 .84%
Union Pacific Corp	64,582	5,274		Communications		4 .31%
United Parcel Service Inc	114,200	7,212		Basic Materials		1 .64%
		$ 18,068		Other Assets in Excess of Liabilities, Net		1 .11%
TOTAL COMMON STOCKS		$ 573,285		TOTAL NET ASSETS		100.00%
PREFERRED STOCKS - 0.37%	Shares Held	Value (000's)

Banks - 0.04%
National City Capital Trust III	10,223	260

REITS - 0.33%
Public Storage Inc 6.63%; Series M	75,389	1,915

TOTAL PREFERRED STOCKS		$ 2,175
	Maturity
REPURCHASE AGREEMENTS - 1.31%	Amount (000's)	Value (000's)

Banks - 1.31%
Investment in Joint Trading Account; Credit	$ 1,988	$ 1,988
Suisse Repurchase Agreement; 0.04%
dated 09/30/11 maturing 10/03/11
(collateralized by US Government
Securities; $2,028,226; 1.00% - 3.13%;
dated 04/30/12 - 09/30/13)
Investment in Joint Trading Account; Deutsche	625	625
Bank Repurchase Agreement; 0.05% dated
09/30/11 maturing 10/03/11 (collateralized
by US Government Securities; $637,442;
0.00% - 5.00%; dated 11/07/11 - 11/17/17)
Investment in Joint Trading Account; JP	2,273	2,273
Morgan Repurchase Agreement; 0.01%
dated 09/30/11 maturing 10/03/11
(collateralized by US Government
Securities; $2,317,972; 0.00% - 6.90%;
dated 11/21/11 - 10/20/26)

See accompanying notes			49

Schedule of Investments Government & High Quality Bond Account September 30, 2011 (unaudited)

	Principal			Principal
BONDS - 32.39%	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value (000's)

Automobile Asset Backed Securities - 0.85%			Mortgage Backed Securities (continued)
Capital Auto Receivables Asset Trust			Ginnie Mae
5.21%, 03/17/2014(a)	$ 1,178 $	1,188	4.00%, 09/16/2026(a)	$ 10,000 $	1,362
CPS Auto Trust			4.00%, 04/20/2038(a)	4,809	758
2.82%, 04/16/2018(b)	1,599	1,600	4.00%, 03/20/2039(a)	7,290	1,128
Santander Drive Auto Receivables Trust			4.00%, 12/16/2039	3,850	4,121
2.39%, 06/15/2017(b)	1,200	1,226	4.50%, 12/16/2035	4,370	4,667
	$ 4,014		4.50%, 10/20/2036	5,165	5,519
			Jefferies & Co Inc
Home Equity Asset Backed Securities - 0.05%			4.75%, 04/26/2037(b)	2,092	2,134
Asset Backed Securities Corp Home Equity			5.00%, 10/26/2036(b)	5,000	5,120
0.33%, 07/25/2036(a)	253	248
			6.02%, 12/26/2037(a),(b)	2,340	2,345
			JP Morgan Chase Commercial Mortgage
Mortgage Backed Securities - 31.46%			Securities Corp
Banc of America Mortgage Securities Inc			4.17%, 08/15/2046	2,000	2,061
4.75%, 02/25/2035	397	395	5.46%, 12/12/2043	2,455	2,247
BNPP Mortgage Securities LLC			5.50%, 01/12/2043(a)	3,800	3,448
6.00%, 08/27/2037(b),(c)	3,000	3,023	5.79%, 06/12/2043	2,296	2,426
Chase Mortgage Finance Corp			JP Morgan Reremic
5.00%, 12/25/2018	676	706	4.50%, 11/25/2035(b)	3,843	3,842
6.00%, 05/25/2035	1,414	1,376	Wachovia Bank Commercial Mortgage Trust
Citigroup Mortgage Loan Trust Inc			4.81%, 04/15/2042	3,185	3,301
1.57%, 10/25/2035(a),(b)	1,176	1,109	5.12%, 07/15/2042	3,795	4,128
4.00%, 01/25/2036(b)	2,412	2,436	5.49%, 12/15/2044(a)	3,971	3,815
4.00%, 03/25/2037(b)	2,412	2,453	Wells Fargo Mortgage Backed Securities
4.00%, 04/25/2037(b)	1,693	1,731	Trust
4.25%, 01/25/2036(b)	4,395	4,474	5.50%, 05/25/2035	614	611
5.21%, 04/25/2037(a),(b)	685	680	6.00%, 12/28/2037(a)	2,098	2,172
Citigroup/Deutsche Bank Commercial			WF-RBS Commercial Mortgage Trust
Mortgage Trust			4.87%, 02/15/2044(a),(b)	1,000	1,050
5.57%, 01/15/2046(a)	2,000	1,861			$ 148,506
Credit Suisse First Boston Mortgage Securities
Corp			Other Asset Backed Securities - 0.03%
			Chase Funding Mortgage Loan Asset-Backed
5.75%, 04/25/2033	435	451	Certificates
Credit Suisse Mortgage Capital Certificates			0.69%, 12/25/2033(a)	125	113
4.00%, 03/26/2037(b)	3,495	3,547
4.86%, 08/27/2037(a),(b)	1,766	1,702
5.62%, 05/27/2036(a),(b)	2,535	2,371	TOTAL BONDS		$ 152,881
6.00%, 08/26/2037(b)	3,957	3,924	U.S. GOVERNMENT & GOVERNMENT	Principal
6.00%, 01/27/2047(b)	2,525	2,618	AGENCY OBLIGATIONS - 69.96%	Amount (000's)	Value (000's)
Fannie Mae			Federal Home Loan Mortgage Corporation (FHLMC) -
0.53%, 10/25/2018(a)	231	231	19.56%
3.50%,02/25/2027	3,918	4,041	2.39%, 09/01/2032(a),(e)	$ 48	$ 49
4.00%, 01/25/2028 (a)	3,582	3,715	3.50%, 10/01/2041(e),(f)	2,000	2,053
4.00%, 05/25/2028(a)	8,331	1,046	4.00%, 06/01/2024(e)	1,433	1,509
			4.00%, 08/01/2026(e)	1,992	2,099
4.00%, 08/25/2037	1,095	1,146	4.00%, 08/01/2039(e)	2,485	2,606
4.50%, 10/25/2031	2,500	2,621	4.00%, 12/01/2040(e)	3,927	4,128
4.50%, 10/25/2036	4,700	5,227	4.00%, 09/01/2041(e)	4,000	4,192
6.50%, 02/25/2047	1,466	1,634	4.50%, 08/01/2033(e)	330	352
7.00%, 04/25/2032	558	655	4.50%, 08/01/2033(e)	326	347
8.70%, 12/25/2019	9	10	4.50%, 06/01/2035(e)	1,568	1,672
Fannie Mae Grantor Trust			4.50%, 09/01/2039(e)	2,434	2,578
0.58%, 05/25/2035 (a)	693	680	4.50%, 11/01/2039(e)	2,290	2,426
Fannie Mae Whole Loan			4.50%, 12/01/2039(e)	2,889	3,060
0.38%,05/25/2035 (a),(d)	393	390	4.50%, 05/01/2040(e)	4,200	4,449
Freddie Mac			4.50%, 09/01/2040(e)	7,825	8,289
0.53%, 06/15/2018(a)	906	906	4.50%, 02/01/2041(e)	4,839	5,123
0.63%, 07/15/2023(a)	988	988	5.00%, 10/01/2025(e)	1,301	1,410
3.50%, 06/15/2040	2,760	2,900	5.00%, 02/01/2033(e)	1,408	1,519
4.00%, 09/15/2018	899	934	5.00%, 06/01/2033(e)	921	993
4.00%, 02/15/2028	3,860	4,065	5.00%, 08/01/2033(e)	846	914
4.00%, 02/15/2035 (a)	8,440	1,050	5.00%, 08/01/2033(e)	913	984
4.00%, 10/15/2040	3,000	3,278	5.00%, 05/01/2035(e)	440	474
4.50%, 03/15/2040	3,000	3,313	5.00%, 05/01/2035(e)	540	581
4.50%, 05/15/2040	3,500	3,893	5.00%, 07/01/2035(e)	160	172
4.50%, 07/15/2041	3,000	3,365	5.00%, 07/01/2035(e)	241	261
4.75%, 12/15/2040	3,233	3,577	5.00%, 10/01/2035(e)	390	423
5.00%, 03/15/2040	5,000	5,684	5.00%, 10/01/2038(e)	2,214	2,356
5.50%, 01/15/2033	508	560	5.00%, 06/01/2039(e)	2,717	2,935
5.50%, 04/15/2033 (a)	1,383	1,485	5.00%, 06/01/2039(e)	708	768

See accompanying notes

50

Schedule of Investments Government & High Quality Bond Account September 30, 2011 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal

AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)

(continued)			(continued)

5.00%, 09/01/2039(e)	$ 2,661 $	2,887	7.00%, 11/01/2012(e)	$ 1	$ 1

5.00%, 01/01/2040(e)	2,813	3,021	7.00%, 01/01/2013(e)	3	4

5.00%, 06/01/2041(e)	3,560	3,831	7.00%, 09/01/2023(e)	19	22

5.50%, 04/01/2018(e)	233	251	7.00%, 12/01/2023(e)	14	16

5.50%, 11/01/2018(e)	461	500	7.00%, 01/01/2024(e)	15	17

5.50%, 03/01/2024(e)	42	46	7.00%, 09/01/2027(e)	18	21

5.50%, 03/01/2033(e)	1,013	1,104	7.00%, 01/01/2028(e)	141	163

5.50%, 08/01/2033(e)	607	663	7.00%, 02/01/2028(e)	9	11

5.50%, 12/01/2033(e)	862	940	7.00%, 04/01/2028(e)	81	93

5.50%, 09/01/2035(e)	1,091	1,188	7.00%, 05/01/2028(e)	12	14

5.50%, 01/01/2038(e)	1,299	1,410	7.00%, 08/01/2028(e)	31	36

5.50%, 02/01/2038(e)	1,682	1,809	7.00%, 06/01/2031(e)	14	16

5.50%, 04/01/2038(e)	217	238	7.00%, 10/01/2031(e)	34	39

5.50%, 05/01/2038(e)	577	628	7.00%, 10/01/2031(e)	31	36

6.00%, 01/01/2013(e)	12	13	7.00%, 04/01/2032(e)	246	284

6.00%, 04/01/2017(e)	107	114	7.50%, 10/01/2030(e)	42	49

6.00%, 04/01/2017(e)	121	131	7.50%, 02/01/2031(e)	39	45

6.00%, 05/01/2017(e)	125	134	7.50%, 02/01/2031(e)	18	21

6.00%, 07/01/2017(e)	83	90	7.50%, 02/01/2031(e)	23	27

6.00%, 12/01/2023(e)	26	29	8.00%, 10/01/2030(e)	54	64

6.00%, 01/01/2026(e)	10	12	8.00%, 12/01/2030(e)	9	10

6.00%, 05/01/2031(e)	59	65	8.50%, 07/01/2029(e)	47	56

6.00%, 12/01/2031(e)	98	109			$ 92,310

6.00%, 09/01/2032(e)	107	119

6.00%, 11/01/2033(e)	378	420	Federal National Mortgage Association (FNMA) - 32.02%
			2.35%, 12/01/2032(a),(e)	114	120
6.00%, 11/01/2033(e)	377	419
			2.41%, 07/01/2034(a),(e)	151	159
6.00%, 05/01/2034(e)	671	743
			3.00%, 10/01/2026(e),(f)	2,000	2,060
6.00%, 05/01/2034(e)	1,228	1,344
			3.50%, 10/01/2025(e),(f)	3,000	3,132
6.00%, 09/01/2034(e)	363	402
			4.00%, 12/01/2024(e)	5,937	6,388
6.00%, 02/01/2035(e)	264	292
			4.00%, 05/01/2025(e)	2,235	2,361
6.00%, 10/01/2036(a),(e)	458	509
			4.00%, 02/01/2026(e)	1,877	1,997
6.00%, 03/01/2037(e)	440	490
			4.00%, 05/01/2039(e)	1,751	1,838
6.00%, 12/01/2037(e)	2,875	3,168
			4.00%, 09/01/2040(e)	1,854	1,946
6.00%, 01/01/2038(e)	636	710
			4.00%, 11/01/2040(e)	2,394	2,513
6.00%, 01/01/2038(e)	1,542	1,722
			4.00%, 11/01/2040(e)	3,930	4,124
6.00%, 01/01/2038(a),(e)	195	216
			4.00%, 01/01/2041(e)	3,744	3,929
6.00%, 04/01/2038(e)	383	425
			4.00%, 02/01/2041(e)	3,918	4,112
6.50%, 11/01/2016(e)	44	48
			4.00%, 04/01/2041(e)	3,867	4,059
6.50%, 06/01/2017(e)	157	172
			4.50%, 12/01/2019(e)	217	232
6.50%, 06/01/2018(e)	15	17
			4.50%, 01/01/2020(e)	779	835
6.50%, 08/01/2021(e)	16	18
			4.50%, 09/01/2025(e)	3,663	3,944
6.50%, 12/01/2021(e)	114	126
			4.50%, 05/01/2039(e)	1,766	1,876
6.50%, 04/01/2022(e)	141	156
			4.50%, 10/01/2039(e)	1,693	1,798
6.50%, 05/01/2022(e)	78	86
			4.50%, 08/01/2040(e)	4,407	4,681
6.50%, 05/01/2023(e)	26	28
			4.50%, 09/01/2040(e)	4,273	4,539
6.50%, 04/01/2024(e)	22	24
			5.00%, 01/01/2018(e)	615	665
6.50%, 04/01/2026(e)	16	19
			5.00%, 06/01/2018(e)	641	688
6.50%, 05/01/2026(e)	14	16
			5.00%, 10/01/2018(e)	630	676
6.50%, 05/01/2026(e)	17	19
			5.00%, 11/01/2018(e)	418	452
6.50%, 12/01/2027(e)	25	28
			5.00%, 05/01/2034(e)	1,425	1,540
6.50%, 01/01/2028(e)	23	26
			5.00%, 06/01/2034(e)	1,038	1,121
6.50%, 03/01/2028(e)	15	17
			5.00%, 04/01/2035(e)	881	964
6.50%, 09/01/2028(e)	28	31
			5.00%, 04/01/2035(e)	434	475
6.50%, 09/01/2028(e)	13	15
			5.00%, 07/01/2035(e)	56	61
6.50%, 10/01/2028(e)	87	99
			5.00%, 07/01/2035(e)	1,107	1,195
6.50%, 11/01/2028(e)	20	22
			5.00%, 08/01/2035(e)	260	281
6.50%, 12/01/2028(e)	45	51
			5.00%, 04/01/2039(e)	2,690	2,914
6.50%, 03/01/2029(e)	19	22
			5.00%, 07/01/2039(e)	7,498	8,074
6.50%, 04/01/2029(e)	228	259
			5.00%, 12/01/2039(e)	2,712	2,924
6.50%, 07/01/2031(e)	79	89
			5.00%, 04/01/2040(e)	2,090	2,252
6.50%, 08/01/2031(e)	7	8
			5.00%, 05/01/2040(e)	3,313	3,585
6.50%, 10/01/2031(e)	43	49
			5.00%, 06/01/2040(e)	1,707	1,839
6.50%, 10/01/2031(e)	23	26
			5.03%, 12/01/2033(a),(e)	541	583
6.50%, 12/01/2031(e)	86	97
			5.50%, 08/01/2017(e)	189	205
6.50%, 01/01/2032(e)	210	237
			5.50%, 12/01/2017(e)	168	182
6.50%, 02/01/2032(e)	85	96
			5.50%, 01/01/2018(e)	347	376
6.50%, 05/01/2032(e)	189	213
			5.50%, 07/01/2019(e)	139	151
6.50%, 08/01/2032(e)	168	190
			5.50%, 08/01/2019(e)	198	215
6.50%, 04/01/2035(e)	42	47

See accompanying notes

51

Schedule of Investments
Government & High Quality Bond Account
September 30, 2011 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
5.50%, 08/01/2019(e)	$ 29	$ 31	6.50%, 07/01/2029(e)	$ 330 $	381
5.50%, 08/01/2019(e)	68	74	6.50%, 06/01/2031(e)	21	23
5.50%, 08/01/2019(e)	44	48	6.50%, 06/01/2031(e)	13	15
5.50%, 08/01/2019(e)	86	93	6.50%, 09/01/2031(e)	54	61
5.50%, 08/01/2019(e)	40	43	6.50%, 01/01/2032(e)	34	39
5.50%, 09/01/2019(e)	194	211	6.50%, 03/01/2032(e)	148	166
5.50%, 10/01/2019(e)	61	67	6.50%, 04/01/2032(e)	138	155
5.50%, 05/01/2024(e)	134	145	6.50%, 08/01/2032(e)	63	71
5.50%, 02/01/2033(e)	365	400	6.50%, 11/01/2032(e)	74	84
5.50%, 05/01/2033(e)	68	74	6.50%, 11/01/2032(e)	48	54
5.50%, 05/01/2033(e)	334	366	6.50%, 12/01/2032(e)	123	139
5.50%, 06/01/2033(e)	603	660	6.50%, 02/01/2033(e)	93	105
5.50%, 06/01/2033(e)	323	353	6.50%, 07/01/2034(e)	163	183
5.50%, 09/01/2033(e)	4,994	5,501	6.50%, 07/01/2034(e)	377	423
5.50%, 02/01/2034(e)	1,497	1,627	6.50%, 02/01/2036(e)	823	907
5.50%, 04/01/2034(e)	184	201	6.50%, 12/01/2036(e)	468	521
5.50%, 08/01/2034(e)	290	315	6.50%, 07/01/2037(e)	124	139
5.50%, 09/01/2034(e)	1,735	1,895	6.50%, 07/01/2037(e)	186	209
5.50%, 09/01/2035(e)	2,038	2,249	6.50%, 10/01/2037(e)	4,263	4,741
5.50%, 11/01/2035(e)	1,182	1,300	6.50%, 02/01/2038(e)	123	137
5.50%, 08/01/2036(e)	563	615	6.50%, 02/01/2039(e)	1,841	2,045
5.50%, 02/01/2037(e)	64	70	7.00%, 01/01/2027(e)	9	11
5.50%, 03/01/2038(e)	721	797	7.00%, 11/01/2027(e)	10	12
5.50%, 03/01/2038(e)	1,400	1,541	7.00%, 08/01/2028(e)	61	70
5.50%, 03/01/2038(e)	1,686	1,832	7.00%, 12/01/2028(e)	41	48
5.50%, 05/01/2038(e)	1,292	1,426	7.00%, 04/01/2029(e)	21	24
5.50%, 08/01/2038(e)	665	736	7.00%, 10/01/2029(e)	70	81
5.50%, 09/01/2038(e)	1,069	1,177	7.00%, 05/01/2031(e)	6	7
6.00%, 08/01/2016(e)	97	105	7.00%, 11/01/2031(e)	119	136
6.00%, 12/01/2016(e)	112	122	7.50%, 04/01/2022(e)	4	4
6.00%, 08/01/2017(e)	186	202	7.50%, 07/01/2027(e)	2	3
6.00%, 06/01/2022(e)	120	132	7.50%, 11/01/2029(e)	29	34
6.00%, 11/01/2023(e)	5	6	7.50%, 05/01/2031(e)	68	80
6.00%, 03/01/2026(e)	9	10	8.00%, 05/01/2022(e)	2	2
6.00%, 11/01/2028(e)	53	58	8.00%, 05/01/2027(e)	78	90
6.00%, 08/01/2031(e)	180	200	8.00%, 09/01/2027(e)	18	21
6.00%, 12/01/2031(e)	60	67	8.00%, 06/01/2030(e)	7	8
6.00%, 01/01/2033(e)	327	364	8.50%, 02/01/2023(e)	2	2
6.00%, 02/01/2034(e)	65	72	8.50%, 10/01/2027(e)	40	47
6.00%, 09/01/2036(e)	1,243	1,373	9.00%, 09/01/2030(e)	13	15
6.00%, 04/01/2037(e)	1,027	1,146		$ 151,123
6.00%, 05/01/2037(e)	1,480	1,625	Government National Mortgage Association (GNMA) -
6.00%, 07/01/2037(e)	1,807	1,994	11.48%
6.00%, 09/01/2037(e)	1,200	1,319	4.00%, 03/20/2040	3,805	4,077
6.00%, 09/01/2037(e)	3,186	3,509	4.00%, 10/01/2040	5,000	5,347
6.00%, 11/01/2037(e)	340	379	4.50%, 03/15/2039	2,462	2,684
6.00%, 12/01/2037(e)	130	143	4.50%, 09/20/2039	2,831	3,075
6.00%, 03/01/2038(e)	330	367	4.50%, 03/20/2040	3,523	3,824
6.00%, 04/01/2038(e)	458	503	4.50%, 07/15/2040	11,463	12,490
6.00%, 05/01/2038(e)	3,275	3,600	5.00%, 09/15/2033	32	36
6.00%, 05/01/2038(e)	1,210	1,346	5.00%, 02/15/2034	1,676	1,852
6.00%, 08/01/2038(e)	3,238	3,603	5.00%, 09/15/2039	6,822	7,499
6.00%, 10/01/2038(e)	1,272	1,404	5.50%, 07/20/2033	730	814
6.00%, 11/01/2038(e)	3,219	3,538	5.50%, 11/15/2033	188	208
6.50%, 06/01/2016(e)	68	75	5.50%, 02/20/2034	628	700
6.50%, 08/01/2017(e)	130	143	5.50%, 03/20/2034	778	867
6.50%, 11/01/2023(e)	91	100	5.50%, 05/20/2035	813	906
6.50%, 05/01/2024(e)	51	57	5.50%, 11/15/2038	847	941
6.50%, 09/01/2024(e)	66	73	5.50%, 01/15/2039	1,051	1,168
6.50%, 07/01/2025(e)	17	19	5.50%, 01/15/2039	364	404
6.50%, 08/01/2025(e)	54	62	5.50%, 03/15/2039	701	779
6.50%, 02/01/2026(e)	21	23	6.00%, 06/20/2024	32	36
6.50%, 03/01/2026(e)	6	7	6.00%, 06/20/2024	162	182
6.50%, 05/01/2026(e)	17	19	6.00%, 11/20/2025	14	16
6.50%, 06/01/2026(e)	9	10	6.00%, 02/20/2026	10	11
6.50%, 07/01/2028(e)	20	23	6.00%, 04/20/2026	25	27
6.50%, 09/01/2028(e)	23	26	6.00%, 05/20/2026	14	15
6.50%, 02/01/2029(e)	9	11	6.00%, 06/20/2026	17	19
6.50%, 03/01/2029(e)	33	37	6.00%, 06/20/2026	15	17
6.50%, 04/01/2029(e)	44	50

See accompanying notes

52

Schedule of Investments
Government & High Quality Bond Account
September 30, 2011 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

Government National Mortgage Association (GNMA)			U.S. Treasury (continued)
(continued)			7.50%, 11/15/2024	$ 3,100	$ 4,930
6.00%, 07/20/2026	$ 11	$ 12
6.00%, 09/20/2026	18	20			$ 32,578
6.00%, 03/20/2027	62	70	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.00%, 01/20/2028	12	14	OBLIGATIONS		$ 330,221
6.00%, 03/20/2028	11	12		Maturity
6.00%, 06/20/2028	61	68	REPURCHASE AGREEMENTS - 1.31%	Amount (000's)	Value (000's)
6.00%, 07/20/2028	41	46	Banks - 1.31%
6.00%, 02/20/2029	36	41	Investment in Joint Trading Account; Credit	$ 1,589	$ 1,589
6.00%, 03/20/2029	72	81	Suisse Repurchase Agreement; 0.04%
6.00%, 07/20/2029	76	85	dated 09/30/11 maturing 10/03/11
6.00%, 05/20/2032(a)	152	170	(collateralized by US Government
6.00%, 07/20/2033	502	564	Securities; $1,621,084; 1.00% - 3.13%;
6.00%, 06/20/2038	1,133	1,263	dated 04/30/12 - 09/30/13)
6.50%, 12/20/2025	23	26	Investment in Joint Trading Account; Deutsche	499	500
6.50%, 01/20/2026	45	51	Bank Repurchase Agreement; 0.05% dated
6.50%, 02/20/2026	35	40	09/30/11 maturing 10/03/11 (collateralized
6.50%, 03/20/2031	43	50	by US Government Securities; $509,484;
6.50%, 04/20/2031	45	52	0.00% - 5.00%; dated 11/07/11 - 11/17/17)
6.50%, 04/20/2034	96	110	Investment in Joint Trading Account; JP	1,816	1,816
6.50%, 11/15/2038	2,034	2,311	Morgan Repurchase Agreement; 0.01%
7.00%, 01/15/2024	15	17	dated 09/30/11 maturing 10/03/11
7.00%, 12/15/2027	15	18	(collateralized by US Government
7.00%, 01/15/2028	4	5	Securities; $1,852,667; 0.00% - 6.90%;
7.00%, 01/15/2028	4	4	dated 11/21/11 - 10/20/26)
7.00%, 01/15/2028	4	5	Investment in Joint Trading Account; Merrill	2,270	2,271
7.00%, 01/15/2028	8	9	Lynch Repurchase Agreement; 0.02%
7.00%, 01/15/2028	22	25	dated 09/30/11 maturing 10/03/11
7.00%, 03/15/2028	176	205	(collateralized by US Government
7.00%, 05/15/2028	67	77	Securities; $2,315,835; 0.00% - 8.63%;
7.00%, 01/15/2029	33	38	dated 10/13/11 - 04/01/56)
7.00%, 03/15/2029	17	20			$ 6,176
7.00%, 05/15/2031	30	35	TOTAL REPURCHASE AGREEMENTS		$ 6,176
7.00%, 06/20/2031	27	31	Total Investments		$ 489,278
7.00%, 09/15/2031	107	126	Liabilities in Excess of Other Assets, Net - (3.66)%		$ (17,289)
7.00%, 06/15/2032	291	341	TOTAL NET ASSETS - 100.00%		$ 471,989
7.50%, 01/15/2023	1	1
7.50%, 01/15/2023	2	2
7.50%, 01/15/2023	1	2	(a)	Variable Rate. Rate shown is in effect at September 30, 2011.
7.50%, 02/15/2023	2	2	(b)	Security exempt from registration under Rule 144A of the Securities Act of
7.50%, 02/15/2023	8	9	1933. These securities may be resold in transactions exempt from
7.50%, 02/15/2023	4	4	registration, normally to qualified institutional buyers. Unless otherwise
7.50%, 03/15/2023	4	5	indicated, these securities are not considered illiquid. At the end of the
7.50%, 03/15/2023	10	12	period, the value of these securities totaled $47,385 or 10.04% of net
7.50%, 04/15/2023	30	34	assets.
7.50%, 06/15/2023	5	5	(c)	Market value is determined in accordance with procedures established in
7.50%, 06/15/2023	16	18	good faith by the Board of Directors. At the end of the period, the value of
7.50%, 07/15/2023	1	1	these securities totaled $3,023 or 0.64% of net assets.
7.50%, 09/15/2023	7	9	(d) Security is Illiquid
7.50%, 09/15/2023	5	6	(e)	This entity was put into conservatorship by the US Government in 2008.
7.50%, 10/15/2023	20	24	See Notes to Financial Statements for additional information.
7.50%, 10/15/2023	10	12	(f)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
7.50%, 11/15/2023	11	13	Notes to Financial Statements for additional information.
8.00%, 07/15/2026	3	3
8.00%, 08/15/2026	6	7
8.00%, 01/15/2027	3	3
8.00%, 02/15/2027	1	1	Unrealized Appreciation (Depreciation)
8.00%, 06/15/2027	1	1	The net federal income tax unrealized appreciation (depreciation) and federal tax
		$ 54,210	cost of investments held as of the period end were as follows:

U.S. Treasury - 6.90%			Unrealized Appreciation		$ 19,598
3.13%, 05/15/2019	3,500	3,899	Unrealized Depreciation		(1,964)
4.25%, 11/15/2013	4,000	4,332	Net Unrealized Appreciation (Depreciation)		$ 17,634
4.25%, 11/15/2040	2,900	3,667	Cost for federal income tax purposes		$ 471,644
4.88%, 08/15/2016	4,820	5,731
5.50%, 08/15/2028	3,500	4,888	All dollar amounts are shown in thousands (000's)
6.25%, 08/15/2023	3,600	5,131

See accompanying notes

53

Schedule of Investments Government & High Quality Bond Account September 30, 2011 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	94 .52%
Government	6 .90%
Financial	1 .31%
Asset Backed Securities	0 .93%
Liabilities in Excess of Other Assets, Net	(3.66)%
TOTAL NET ASSETS	100.00%

See accompanying notes

54

Schedule of Investments
Income Account
September 30, 2011 (unaudited)

COMMON STOCKS - 0.06%	Shares Held		Value (000's)		Principal

Pipelines - 0.06%				BONDS (continued)	Amount (000's)		Value (000's)
Energy Maintenance Services LLC (a),(b),(c)		2,000,000	$ 150	Diversified Financial Services (continued)
				ERAC USA Finance LLC
TOTAL COMMON STOCKS			$ 150	6.38%, 10/15/2017(d)	$ 1,000		$ 1,159
	Principal			7.00%, 10/15/2037(d)		1,000	1,165
BONDS - 67.77%	Amount (000's)		Value (000's)	FUEL Trust
				3.98%, 06/15/2016(d)		2,000	1,958
Aerospace & Defense - 1.46%				General Electric Capital Corp
Boeing Co/The				5.30%, 02/11/2021		500	519
8.75%, 08/15/2021	$ 850		$ 1,215	International Lease Finance Corp
Lockheed Martin Corp				8.75%, 03/15/2017(e)		1,500	1,508
5.50%, 11/15/2039		2,000	2,231	Jefferies Group Inc
			$ 3,446	6.25%, 01/15/2036		1,425	1,293
Airlines - 0.79%				7.75%, 03/15/2012		1,500	1,536
Southwest Airlines Co 1994-A Pass Through				QHP Royalty Sub LLC
				10.25%, 03/15/2015(b),(d)		288	293
Trust
9.15%, 07/01/2016		1,675	1,873				$ 9,662
				Electric - 7.30%
Automobile Manufacturers - 0.36%				Edison Mission Energy
New Flyer Industries Canada ULC				7.20%, 05/15/2019		1,500	855
14.00%, 08/19/2020(b),(c),(d)	CAD	908	858	Exelon Generation Co LLC
				6.20%, 10/01/2017		2,000	2,255
				GenOn Americas Generation LLC
Automobile Parts & Equipment - 0.49%				8.50%, 10/01/2021		1,250	1,075
Accuride Corp				GenOn Energy Inc
9.50%, 08/01/2018	$ 1,250		1,150	9.88%, 10/15/2020		750	701
				Metropolitan Edison Co
Banks - 9.05%				4.95%, 03/15/2013		1,000	1,037
Bank of America Corp				Nisource Finance Corp
5.42%, 03/15/2017		800	695	5.25%, 09/15/2017		2,000	2,170
8.00%, 12/29/2049(e)		1,000	850	Ohio Edison Co
8.13%, 12/29/2049(e)		1,000	850	5.45%, 05/01/2015		850	937
Citigroup Inc				Oncor Electric Delivery Co LLC
3.95%, 06/15/2016		2,000	1,995	7.00%, 09/01/2022		1,750	2,205
Goldman Sachs Group Inc/The				PacifiCorp
3.63%, 02/07/2016		500	487	4.95%, 08/15/2014		775	847
5.38%, 03/15/2020		2,000	1,986	5.25%, 06/15/2035		850	969
ING Bank NV				6.25%, 10/15/2037		500	647
5.00%, 06/09/2021(d)		1,000	1,009	PPL Energy Supply LLC
JP Morgan Chase & Co				5.70%, 10/15/2035		2,000	2,168
5.13%, 09/15/2014		850	895	Southwestern Electric Power Co
7.90%, 04/29/2049(e)		2,000	2,060	5.38%, 04/15/2015		1,275	1,401
Lloyds TSB Bank PLC							$ 17,267
6.38%, 01/21/2021		2,000	1,972	Entertainment - 1.69%
Morgan Stanley				CCM Merger Inc
4.75%, 04/01/2014		850	808	8.00%, 08/01/2013(d)		1,675	1,583
6.25%, 08/09/2026		850	853	Gateway Casinos & Entertainment Ltd
PNC Financial Services Group Inc				8.88%, 11/15/2017(d)	CAD	500	482
6.75%, 08/01/2049(e)		2,000	1,915
				Peninsula Gaming LLC / Peninsula Gaming
Wells Fargo & Co				Corp
4.63%, 04/15/2014		1,900	1,956	10.75%, 08/15/2017	$ 2,000		1,930
7.98%, 03/29/2049(e)		3,000	3,090
			$ 21,421				$ 3,995
				Environmental Control - 0.94%
Beverages - 1.10%				Republic Services Inc
Anheuser-Busch InBev Worldwide Inc				5.00%, 03/01/2020		2,000	2,225
7.75%, 01/15/2019		2,000	2,597

				Food - 0.67%
Chemicals - 0.90%				Corn Products International Inc
Airgas Inc				4.63%, 11/01/2020		1,500	1,579
4.50%, 09/15/2014		2,000	2,132

				Forest Products & Paper - 0.86%
Commercial Services - 0.70%				Plum Creek Timberlands LP
Ceridian Corp				4.70%, 03/15/2021		2,000	2,026
11.25%, 11/15/2015(e)		2,000	1,650

				Gas - 0.75%
Diversified Financial Services - 4.08%				Sempra Energy
DVI Inc				6.15%, 06/15/2018		1,500	1,767
0.00%, 02/01/2004(a),(b)		900	160
0.00%, 02/01/2004(a),(b)		400	71

See accompanying notes

55

Schedule of Investments
Income Account
September 30, 2011 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Healthcare - Services - 2.46%			Oil & Gas (continued)
Alliance HealthCare Services Inc			BP Capital Markets PLC
8.00%, 12/01/2016	$ 1,000	$ 780	4.75%, 03/10/2019	$ 2,000	$ 2,209
HCA Inc			Nabors Industries Inc
7.50%, 11/06/2033	250	213	5.00%, 09/15/2020	1,000	1,020
Healthsouth Corp			Petro-Canada
7.25%, 10/01/2018	250	238	4.00%, 07/15/2013	850	888
7.75%, 09/15/2022	1,000	908	9.25%, 10/15/2021	1,075	1,533
Multiplan Inc			Rowan Cos Inc
9.88%, 09/01/2018(d)	1,000	990	5.00%, 09/01/2017	2,000	2,073
Tenet Healthcare Corp			XTO Energy Inc
10.00%, 05/01/2018	1,262	1,366	6.75%, 08/01/2037	1,000	1,566
9.00%, 05/01/2015	1,262	1,331			$ 9,780

		$ 5,826	Oil & Gas Services - 1.28%
Insurance - 3.08%			Schlumberger Investment SA
Aspen Insurance Holdings Ltd			3.30%, 09/14/2021(d)	1,000	1,001
6.00%, 08/15/2014	1,425	1,505	Weatherford International Ltd/Bermuda
Farmers Insurance Exchange			5.13%, 09/15/2020	2,000	2,035
6.00%, 08/01/2014(d)	850	893			$ 3,036
Fidelity National Financial Inc
6.60%, 05/15/2017	2,500	2,634	Packaging & Containers - 0.89%
Prudential Financial Inc			Sealed Air Corp
7.38%, 06/15/2019	1,000	1,172	7.88%, 06/15/2017	2,000	2,104
8.88%, 06/15/2038(e)	1,000	1,079
		$ 7,283	Pharmaceuticals - 0.87%
			Elan Finance PLC / Elan Finance Corp
Iron & Steel - 1.65%			8.75%, 10/15/2016	2,000	2,070
Allegheny Technologies Inc
5.95%, 01/15/2021	2,000	2,105
ArcelorMittal			Pipelines - 2.99%
5.50%, 03/01/2021	2,000	1,792	ANR Pipeline Co
		$ 3,897	9.63%, 11/01/2021	1,000	1,518
			El Paso Natural Gas Co
Leisure Products & Services - 1.85%			7.50%, 11/15/2026	2,100	2,468
Carnival Corp			Enterprise Products Operating LLC
7.20%, 10/01/2023	1,475	1,768	6.38%, 02/01/2013	350	371
Royal Caribbean Cruises Ltd			Express Pipeline LP
6.88%, 12/01/2013	850	856	7.39%, 12/31/2017(d)	1,510	1,619
7.25%, 03/15/2018	1,000	1,010	Southern Natural Gas Co
Seven Seas Cruises S de RL LLC			8.00%, 03/01/2032	850	1,096
9.13%, 05/15/2019(d)	750	743
					$ 7,072
		$ 4,377
			Real Estate - 0.94%
Lodging - 1.23%			WEA Finance LLC / WT Finance Aust Pty
Boyd Gaming Corp			Ltd
9.13%, 12/01/2018(d)	1,500	1,234
			6.75%, 09/02/2019(d)	2,000	2,222
MGM Resorts International
11.13%, 11/15/2017	500	548
13.00%, 11/15/2013	1,000	1,140	REITS - 7.23%
		$ 2,922	Arden Realty LP
			5.25%, 03/01/2015	1,000	1,035
Media - 2.78%			BioMed Realty LP
Comcast Corp			3.85%, 04/15/2016	1,000	980
6.45%, 03/15/2037	2,000	2,301	6.13%, 04/15/2020	1,000	1,055
Historic TW Inc			Duke Realty LP
9.15%, 02/01/2023	250	343	8.25%, 08/15/2019	2,000	2,291
News America Inc			HCP Inc
6.40%, 12/15/2035	1,000	1,083	6.00%, 03/01/2015	1,675	1,782
8.00%, 10/17/2016	1,000	1,196	Health Care REIT Inc
Time Warner Cable Inc			6.13%, 04/15/2020	1,000	1,043
6.55%, 05/01/2037	1,500	1,668	6.20%, 06/01/2016	1,675	1,800
		$ 6,591	Healthcare Realty Trust Inc
Mining - 0.78%			6.50%, 01/17/2017	2,000	2,159
Xstrata Canada Corp			Kimco Realty Corp
6.00%, 10/15/2015	1,675	1,844	6.88%, 10/01/2019	2,000	2,283
			Simon Property Group LP
			10.35%, 04/01/2019	2,000	2,675
Oil & Gas - 4.13%					$ 17,103
Bill Barrett Corp
7.63%, 10/01/2019	500	491	Retail - 1.90%
			Asbury Automotive Group Inc
			8.38%, 11/15/2020	500	482

See accompanying notes

56

Schedule of Investments
Income Account
September 30, 2011 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

Retail (continued)			Federal Home Loan Mortgage Corporation (FHLMC)
			(continued)
Neiman Marcus Group Inc/The			9.00%, 01/01/2025(g)	$ 7	$ 8
10.38%, 10/15/2015	$ 2,000	$ 2,020
Sonic Automotive Inc					$ 23,627
9.00%, 03/15/2018	2,000	2,005	Federal National Mortgage Association (FNMA) - 11.80%
		$ 4,507	4.00%, 03/01/2039(g)	2,960	3,107
			4.00%, 08/01/2040(g)	2,386	2,504
Telecommunications - 1.81%			4.00%, 09/01/2040(g)	3,822	4,023
Corning Inc			4.50%, 06/01/2039(g)	1,601	1,701
6.63%, 05/15/2019	500	608	4.50%, 08/01/2039(g)	831	893
Qwest Corp			4.50%, 05/01/2040(g)	3,446	3,674
6.75%, 12/01/2021(f)	2,000	1,955
			5.00%, 01/01/2018(g)	270	293
8.88%, 03/15/2012(e)	1,675	1,732
			5.00%, 08/01/2035(g)	2,033	2,195
		$ 4,295	5.00%, 04/01/2039(g)	1,589	1,727
Transportation - 0.76%			5.00%, 12/01/2039(g)	831	895
Trailer Bridge Inc			5.00%, 04/01/2040(g)	1,802	1,960
9.25%, 11/15/2011	2,000	1,800	5.00%, 06/01/2040(g)	1,549	1,685
			5.50%, 03/01/2033(g)	273	298
TOTAL BONDS		$ 160,377	5.50%, 06/01/2033(g)	885	969
	Principal		5.50%, 02/01/2035(g)	1,342	1,478
CONVERTIBLE BONDS - 0.88%	Amount (000's)	Value (000's)	6.00%, 04/01/2032(g)	202	224
			6.50%, 05/01/2031(g)	21	23
Healthcare - Products - 0.54%			6.50%, 04/01/2032(g)	157	177
China Medical Technologies Inc			6.50%, 05/01/2032(g)	89	100
4.00%, 08/15/2013	2,000	1,275	7.00%, 01/01/2030(g)	2	2
					$ 27,928
Pharmaceuticals - 0.34%			Government National Mortgage Association (GNMA) -
Omnicare Inc			0.12%
3.25%, 12/15/2035	894	808	6.00%, 05/20/2032(e)	130	146
			7.00%, 06/20/2031	97	114
TOTAL CONVERTIBLE BONDS		$ 2,083	9.00%, 02/15/2025	11	13
SENIOR FLOATING RATE INTERESTS -	Principal				$ 273
1.18%	Amount (000's)	Value (000's)	U.S. Treasury - 3.29%
Entertainment - 0.50%			2.63%, 11/15/2020	1,000	1,069
CCM Merger Inc, Term Loan			2.75%, 02/15/2019	2,000	2,175
7.00%, 02/01/2017(e)	$ 1,203	$ 1,166	3.13%, 05/15/2019	2,000	2,228
			3.63%, 02/15/2020	2,000	2,309
					$ 7,781
Lodging - 0.68%			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
Station GVR Acquisition LLC, Term Loan			OBLIGATIONS		$ 59,609
10.00%, 05/27/2017(e)	1,300	1,250
6.25%, 05/27/2016(e)	390	365		Maturity
			REPURCHASE AGREEMENTS - 4.43%	Amount (000's)	Value (000's)
		$ 1,615
TOTAL SENIOR FLOATING RATE INTERESTS		$ 2,781	Banks - 4.43%
U.S. GOVERNMENT & GOVERNMENT	Principal		Investment in Joint Trading Account; Credit	$ 2,696	$ 2,696
AGENCY OBLIGATIONS - 25.19%	Amount (000's)	Value (000's)	Suisse Repurchase Agreement; 0.04%
Federal Home Loan Mortgage Corporation (FHLMC) -			dated 09/30/11 maturing 10/03/11
9.98%			(collateralized by US Government
4.00%, 04/01/2039(g)	$ 2,423	$ 2,541	Securities; $2,749,885; 1.00% - 3.13%;
4.50%, 08/01/2033(g)	1,208	1,287	dated 04/30/12 - 09/30/13)
4.50%, 05/01/2039(g)	2,375	2,516	Investment in Joint Trading Account; Deutsche	847	847
4.50%, 06/01/2039(g)	880	941	Bank Repurchase Agreement; 0.05% dated
4.50%, 07/01/2039(g)	2,722	2,903	09/30/11 maturing 10/03/11 (collateralized
5.00%, 08/01/2019(g)	927	1,003	by US Government Securities; $864,250;
5.00%, 08/01/2035(g)	2,746	2,961	0.00% - 5.00%; dated 11/07/11 - 11/17/17)
5.00%, 11/01/2035(g)	1,280	1,378	Investment in Joint Trading Account; JP	3,081	3,081
5.00%, 10/01/2038(g)	3,416	3,635	Morgan Repurchase Agreement; 0.01%
5.50%, 11/01/2017(g)	162	175	dated 09/30/11 maturing 10/03/11
5.50%, 01/01/2018(g)	101	109	(collateralized by US Government
5.50%, 05/01/2031(g)	98	107	Securities; $3,142,726; 0.00% - 6.90%;
5.50%, 06/01/2035(g)	749	816	dated 11/21/11 - 10/20/26)
5.50%, 01/01/2036(g)	1,077	1,184
5.50%, 04/01/2036(g)	598	659
6.00%, 03/01/2031(g)	60	67
6.00%, 05/01/2032(g)	141	157
6.00%, 06/01/2038(g)	929	1,033
6.50%, 06/01/2029(g)	47	53
6.50%, 08/01/2029(g)	38	43
7.00%, 01/01/2032(g)	44	51

See accompanying notes

57

Schedule of Investments
Income Account
September 30, 2011 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$ 3,851	$ 3,852
Lynch Repurchase Agreement; 0.02%
dated 09/30/11 maturing 10/03/11
(collateralized by US Government
Securities; $3,928,408; 0.00% - 8.63%;
dated 10/13/11 - 04/01/56)
$ 10,476
TOTAL REPURCHASE AGREEMENTS		$ 10,476
Total Investments		$ 235,476
Other Assets in Excess of Liabilities, Net - 0.49%		$ 1,166
TOTAL NET ASSETS - 100.00%		$ 236,642

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,008 or 0.43% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $17,209 or 7.27% of net assets.
(e)	Variable Rate. Rate shown is in effect at September 30, 2011.
(f)	Security purchased on a when-issued basis.
(g)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 15,883
Unrealized Depreciation	(4,157)
Net Unrealized Appreciation (Depreciation)	$ 11,726
Cost for federal income tax purposes	$ 223,750

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Financial	28 .81%
Mortgage Securities	21 .90%
Consumer, Cyclical	9 .49%
Energy	8 .46%
Utilities	8 .05%
Consumer, Non-cyclical	6 .68%
Communications	4 .59%
Basic Materials	4 .19%
Industrial	4 .05%
Government	3 .29%
Other Assets in Excess of Liabilities, Net	0 .49%
TOTAL NET ASSETS	100.00%

See accompanying notes

58

Schedule of Investments
International Emerging Markets Account
September 30, 2011 (unaudited)

COMMON STOCKS - 98.58%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Advertising - 0.22%			Coal - 1.76%
Focus Media Holding Ltd ADR(a)	17,987	$ 302	China Shenhua Energy Co Ltd	166,500	$ 653
			Coal India Ltd	135,980	922
			Harum Energy Tbk PT	444,000	354
Agriculture - 3.03%			Indo Tambangraya Megah PT	64,500	284
Bunge Ltd	12,208	712	New World Resources PLC	28,090	197
Golden Agri-Resources Ltd	1,383,000	640
ITC Ltd	213,536	860			$ 2,410
KT&G Corp	12,409	772	Commercial Services - 0.74%
MHP SA (a)	34,324	420	Cielo SA	46,300	1,019
Souza Cruz SA	75,130	748

		$ 4,152	Computers - 2.83%
Airlines - 0.74%			Asustek Computer Inc	44,620	332
Air China Ltd	950,000	660	Foxconn Technology Co Ltd	89,250	285
Asiana Airlines (a)	55,080	354	Lenovo Group Ltd	2,402,000	1,606
		$ 1,014	Tata Consultancy Services Ltd	78,334	1,649

Automobile Manufacturers - 4.80%					$ 3,872
Ford Otomotiv Sanayi AS	50,482	352	Diversified Financial Services - 4.08%
Great Wall Motor Co Ltd	361,500	411	African Bank Investments Ltd	88,489	360
Hyundai Motor Co	13,226	2,312	E.Sun Financial Holding Co Ltd	814,098	398
Kia Motors Corp	35,999	2,147	Fubon Financial Holding Co Ltd	615,660	636
Mahindra & Mahindra Ltd	48,429	791	Hana Financial Group Inc	31,130	905
Tata Motors Ltd	177,595	561	KB Financial Group Inc	52,993	1,751
		$ 6,574	KGI Securities Co Ltd (b)	39,550	286
			Mega Financial Holding Co Ltd	1,502,400	1,032
Automobile Parts & Equipment - 0.48%			SinoPac Financial Holdings Co Ltd	698,023	223
Iochpe-Maxion SA	33,600	334			$ 5,591
Marcopolo SA	87,700	322
		$ 656	Electric - 0.50%
			Cia Paranaense de Energia	30,700	556
Banks - 15.59%			Federal Hydrogenerating Co JSC ADR	538	2
ABSA Group Ltd	67,330	1,116	Reliance Infrastructure Ltd	17,650	133
Banco Bradesco SA	63,141	925			$ 691
Banco de Chile	4,453,787	523
Banco do Brasil SA	104,027	1,347	Electrical Components & Equipment - 0.81%
Banco Santander Chile SA ADR	7,567	556	Harbin Electric Co Ltd	380,000	310
Bangkok Bank PCL	324,600	1,535	Simplo Technology Co Ltd	129,800	797
Bank Mandiri Tbk PT	898,662	635			$ 1,107
Bank of China Ltd	1,977,800	612
Bank Rakyat Indonesia Persero Tbk PT	1,456,000	953	Electronics - 1.82%
China Construction Bank Corp	2,827,902	1,710	Career Technology MFG. Co Ltd	230,000	367
ICICI Bank Ltd ADR	45,193	1,569	E Ink Holdings Inc	231,000	479
Industrial and Commercial Bank of China Ltd	4,243,210	2,049	Hon Hai Precision Industry Co Ltd	379,283	845
Industrial Bank of Korea	67,040	778	Radiant Opto-Electronics Corp	159,000	446
Itau Unibanco Holding SA	96,191	1,486	Yageo Corp	1,261,000	350
Kasikornbank PCL	297,100	1,128			$ 2,487
Malayan Banking Bhd	629,300	1,568	Engineering & Construction - 0.34%
OTP Bank PLC	24,869	366	China Communications Construction Co Ltd	717,000	466
Sberbank of Russia	499,175	1,080
Turkiye Garanti Bankasi AS	248,704	963
Yes Bank Ltd	82,542	457	Food - 2.42%
		$ 21,356	BRF - Brasil Foods SA	74,900	1,286
			Charoen Pokphand Foods PCL (c)	683,600	584
Beverages - 2.73%			CJ CheilJedang Corp	1,864	460
Cia de Bebidas das Americas ADR	58,926	1,806	Cosan SA Industria e Comercio	59,900	764
Fomento Economico Mexicano SAB de CV	18,816	1,220	Gruma SAB de CV (a)	125,572	219
ADR					$ 3,313
Grupo Modelo SAB de CV	126,600	715
		$ 3,741	Forest Products & Paper - 0.29%
			Mondi PLC	53,628	392
Building Materials - 0.40%
China National Building Material Co Ltd	643,996	543
			Gas - 0.55%
			ENN Energy Holdings Ltd	232,000	750
Chemicals - 2.44%
China Petrochemical Development Corp	368,100	393
Formosa Plastics Corp	162,000	427	Holding Companies - Diversified - 2.67%
Honam Petrochemical Corp	1,716	412	Alfa SAB de CV	71,200	732
KCC Corp	1,527	285	Alliance Global Group Inc	1,403,300	296
LG Chem Ltd	2,141	568	Barloworld Ltd	65,798	490
Mexichem SAB de CV	108,700	327	GS Holdings	15,397	730
Uralkali	27,183	928	Imperial Holdings Ltd	62,926	818
		$ 3,340

See accompanying notes

59

Schedule of Investments
International Emerging Markets Account
September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Holding Companies - Diversified (continued)			Real Estate - 0.76%
KOC Holding AS	159,679	$ 590	Country Garden Holdings Co	1,297,000	$ 359
		$ 3,656	KWG Property Holding Ltd	335,500	124
			Supalai PCL (c)	1,324,600	554
Home Builders - 0.61%					$ 1,037
Even Construtora e Incorporadora SA	142,700	413
Tecnisa SA	86,000	416	Retail - 3.45%
		$ 829	Arcos Dorados Holdings Inc	24,349	565
			GOME Electrical Appliances Holding Ltd	2,555,000	588
Insurance - 2.73%			Hyundai Department Store Co Ltd	3,397	475
Brasil Insurance Participacoes e Administracao	23,100	213	Intime Department Store Group Co Ltd	314,000	348
SA			Lewis Group Ltd	38,325	331
China Life Insurance Co Ltd	66,000	156	Lojas Renner SA	22,283	597
LIG Insurance Co Ltd	2,090	34	Mr Price Group Ltd	62,917	521
Odontoprev SA	14,248	209	President Chain Store Corp	134,920	760
PICC Property & Casualty Co Ltd	416,000	445	Woolworths Holdings Ltd/South Africa	123,827	534
Ping An Insurance Group Co	179,900	1,006			$ 4,719
Porto Seguro SA	24,600	230
Sanlam Ltd	364,487	1,217	Semiconductors - 6.20%
Sul America SA	27,829	229	Powertech Technology Inc	22,100	47
		$ 3,739	Samsung Electronics Co Ltd	7,647	5,340
			Taiwan Semiconductor Manufacturing Co Ltd	1,379,164	3,104
Internet - 0.35%					$ 8,491
Daum Communications Corp	3,984	478
			Shipbuilding - 0.76%
Iron & Steel - 1.46%			Hyundai Heavy Industries Co Ltd	4,502	1,045
Dongkuk Steel Mill Co Ltd	8,720	162
Kumba Iron Ore Ltd	12,499	656	Telecommunications - 11.44%
POSCO ADR	11,433	869	Advanced Info Service PCL (c)	220,700	903
Severstal OAO	30,032	314	America Movil SAB de CV ADR	69,873	1,543
		$ 2,001	China Mobile Ltd	348,959	3,411
			China Telecom Corp Ltd	1,614,000	1,011
Lodging - 0.86%			China Unicom Hong Kong Ltd	336,000	683
Genting Bhd	417,898	1,182	Chunghwa Telecom Co Ltd	424,000	1,404
			HTC Corp	37,000	813
Machinery - Construction & Mining - 0.09%			MTN Group Ltd	84,736	1,384
China National Materials Co Ltd	351,000	126	Sistema JSFC	40,471	563
			Taiwan Mobile Co Ltd (c)	389,700	1,050
			Telekom Malaysia Bhd	702,900	897
Metal Fabrication & Hardware - 0.49%			Tim Participacoes SA ADR(a)	30,937	729
Catcher Technology Co Ltd	117,000	670	Turk Telekomunikasyon AS	6,140	26
			Vodacom Group Ltd	112,514	1,254
Mining - 7.43%					$ 15,671
Antofagasta PLC	26,866	384
Cia de Minas Buenaventura SA ADR	21,884	826	Textiles - 0.23%
Gold Fields Ltd	47,171	723	Cia Hering	19,000	317
Grupo Mexico SAB de CV	175,600	415
Industrias Penoles SAB de CV	35,750	1,313	Transportation - 0.15%
International Nickel Indonesia Tbk PT	1,039,000	353	Globaltrans Investment PLC	15,127	206
KGHM Polska Miedz SA	22,614	886
Korea Zinc Co Ltd	3,230	788	TOTAL COMMON STOCKS		$ 135,014
Sterlite Industries India Ltd ADR	60,812	560	PREFERRED STOCKS - 0.89%	Shares Held	Value (000's)
Vale SA - Pref Shares	188,527	3,930
		$ 10,178	Electric - 0.32%
			Cia Energetica de Minas Gerais	30,000	438
Oil & Gas - 12.04%
China Petroleum & Chemical Corp	424,000	408
CNOOC Ltd	981,000	1,577	Telecommunications - 0.57%
Gazprom OAO ADR	248,041	2,404	Telecomunicacoes de Sao Paulo SA	29,450	779
Lukoil OAO ADR	38,543	1,960
NovaTek OAO	5,853	672	TOTAL PREFERRED STOCKS		$ 1,217
Oil & Natural Gas Corp Ltd	135,817	735	Total Investments		$ 136,231
PetroChina Co Ltd	1,581,017	1,915	Other Assets in Excess of Liabilities, Net - 0.53%		$ 730
Petroleo Brasileiro SA ADR	140,091	3,145	TOTAL NET ASSETS - 100.00%		$ 136,961
PTT PCL (c)	62,800	522
Sasol Ltd	45,575	1,869
SK Holdings Co Ltd	11,573	1,282	(a) Non-Income Producing Security
			(b)	Security exempt from registration under Rule 144A of the Securities Act of
		$ 16,489	1933. These securities may be resold in transactions exempt from
Pharmaceuticals - 0.29%			registration, normally to qualified institutional buyers. Unless otherwise
Ranbaxy Laboratories Ltd	38,676	404	indicated, these securities are not considered illiquid. At the end of the
			period, the value of these securities totaled $286 or 0.21% of net assets.

See accompanying notes

60

Schedule of Investments International Emerging Markets Account September 30, 2011 (unaudited)

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $3,613 or 2.64% of net assets.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 11,343
Unrealized Depreciation	(29,584)
Net Unrealized Appreciation (Depreciation)	$ (18,241)
Cost for federal income tax purposes	$ 154,472

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Country	Percent
Brazil	16 .25%
Korea, Republic Of	16 .02%
China	11 .55%
Taiwan, Province Of China	11 .06%
South Africa	8 .23%
India	6 .32%
Russian Federation	5 .78%
Mexico	4 .73%
Thailand	3 .82%
Hong Kong	3 .51%
Malaysia	2 .65%
Indonesia	1 .89%
United States	1 .69%
Turkey	1 .40%
Chile	0 .79%
United Kingdom	0 .71%
Poland	0 .65%
Peru	0 .60%
Singapore	0 .47%
Argentina	0 .41%
Ukraine	0 .30%
Hungary	0 .27%
Philippines	0 .22%
Cyprus	0 .15%
Other Assets in Excess of Liabilities, Net	0 .53%
TOTAL NET ASSETS	100.00%

See accompanying notes

61

Schedule of Investments
LargeCap Blend Account II
September 30, 2011 (unaudited)

COMMON STOCKS - 93.72%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Advertising - 0.11%			Beverages (continued)
Interpublic Group of Cos Inc	3,512	$ 26	Molson Coors Brewing Co	3,051	$ 121
Lamar Advertising Co (a)	600	10	PepsiCo Inc	25,984	1,608
Omnicom Group Inc	3,507	129			$ 3,284

		$ 165	Biotechnology - 1.08%
Aerospace & Defense - 1.61%			Amgen Inc	8,342	458
Boeing Co/The	7,717	467	Biogen Idec Inc (a)	1,894	176
General Dynamics Corp	1,756	100	Celgene Corp (a)	4,177	259
Goodrich Corp	1,182	143	Dendreon Corp (a)	800	7
L-3 Communications Holdings Inc	685	43	Gilead Sciences Inc (a)	7,843	304
Lockheed Martin Corp	2,179	158	Human Genome Sciences Inc (a)	27,400	348
Northrop Grumman Corp	1,291	67	Life Technologies Corp (a)	1,712	66
Orbital Sciences Corp (a)	52,220	668			$ 1,618
Raytheon Co	2,639	108
Rockwell Collins Inc	1,086	57	Building Materials - 0.29%
United Technologies Corp	8,652	609	Masco Corp	61,220	436
		$ 2,420
			Chemicals - 2.26%
Agriculture - 1.98%			Air Products & Chemicals Inc	6,903	528
Altria Group Inc	14,325	385	Airgas Inc	462	29
Archer-Daniels-Midland Co	3,880	96	Celanese Corp	7,280	237
Lorillard Inc	725	80
Philip Morris International Inc	38,594	2,407	CF Industries Holdings Inc	472	58
			Dow Chemical Co/The	7,702	173
		$ 2,968	Eastman Chemical Co	570	39
Airlines - 0.05%			Ecolab Inc	14,944	731
Southwest Airlines Co	9,136	73	EI du Pont de Nemours & Co	5,311	212
			FMC Corp	519	36
			LyondellBasell Industries NV	900	22
Apparel - 0.35%			Monsanto Co	5,116	307
Coach Inc	2,361	123	Potash Corp of Saskatchewan Inc	10,780	466
Nike Inc	3,257	278	PPG Industries Inc	2,024	143
Ralph Lauren Corp	412	53	Praxair Inc	2,524	236
VF Corp	583	71	Sherwin-Williams Co/The	1,536	114
		$ 525	Sigma-Aldrich Corp	842	52
Automobile Manufacturers - 0.20%					$ 3,383
Ford Motor Co (a)	22,409	216
General Motors Co (a)	3,900	79	Coal - 0.12%
			Alpha Natural Resources Inc (a)	1,555	27
		$ 295	Arch Coal Inc	1,400	20
Automobile Parts & Equipment - 0.50%			Consol Energy Inc	400	14
Johnson Controls Inc	27,839	734	Peabody Energy Corp	3,691	125
TRW Automotive Holdings Corp (a)	500	16			$ 186
		$ 750	Commercial Services - 1.63%
Banks - 5.42%			Apollo Group Inc (a)	888	35
Bank of America Corp	63,668	390	Automatic Data Processing Inc	4,115	194
Bank of New York Mellon Corp/The	6,098	113	DeVry Inc	443	16
BB&T Corp	2,754	59	Equifax Inc	912	28
Capital One Financial Corp	2,255	89	H&R Block Inc	4,020	54
Citigroup Inc	26,478	678	Mastercard Inc	936	297
Comerica Inc	15,400	354	Moody's Corp	40,256	1,225
Fifth Third Bancorp	12,412	126	Paychex Inc	2,731	72
First Horizon National Corp	5,808	35	Robert Half International Inc	2,737	58
Goldman Sachs Group Inc/The	4,061	384	RR Donnelley & Sons Co	1,241	17
JP Morgan Chase & Co	66,926	2,015	SAIC Inc (a)	1,846	22
KeyCorp	5,832	35	Total System Services Inc	1,116	19
M&T Bank Corp	1,394	97	Visa Inc	3,350	287
Morgan Stanley	13,952	189	Western Union Co/The	8,195	126
Northern Trust Corp	2,100	73			$ 2,450
PNC Financial Services Group Inc	4,782	231	Computers - 6.70%
State Street Corp	4,321	139	Accenture PLC - Class A	5,105	269
US Bancorp	17,015	401	Apple Inc (a)	13,186	5,026
Wells Fargo & Co	111,048	2,678	Cognizant Technology Solutions Corp (a)	1,238	78
Zions Bancorporation	2,898	40	Computer Sciences Corp	500	13
		$ 8,126	Dell Inc (a)	17,949	254
Beverages - 2.19%			EMC Corp/Massachusetts (a)	14,847	311
Brown-Forman Corp	691	48	Hewlett-Packard Co	19,127	429
Coca-Cola Co/The	20,351	1,375	IBM Corp	18,031	3,156
Coca-Cola Enterprises Inc	2,151	54	Lexmark International Inc (a)	560	15
Constellation Brands Inc (a)	1,175	21	NetApp Inc (a)	7,680	261
Dr Pepper Snapple Group Inc	1,464	57	SanDisk Corp (a)	3,484	141

See accompanying notes

62

Schedule of Investments LargeCap Blend Account II September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Computers (continued)			Electrical Components & Equipment (continued)
Teradata Corp (a)	1,116	$ 60	Energizer Holdings Inc (a)	800	$ 53
Western Digital Corp (a)	1,626	42	Molex Inc	943	19
		$ 10,055			$ 493

Consumer Products - 0.15%			Electronics - 0.41%
Avery Dennison Corp	772	19	Agilent Technologies Inc (a)	3,801	119
Kimberly-Clark Corp	2,983	212	Jabil Circuit Inc	1,379	25
		$ 231	PerkinElmer Inc	797	15
			TE Connectivity Ltd	3,800	107
Cosmetics & Personal Care - 2.07%			Thermo Fisher Scientific Inc (a)	4,071	206
Avon Products Inc	4,600	90	Tyco International Ltd	2,278	93
Colgate-Palmolive Co	4,091	363	Waters Corp (a)	601	45
Estee Lauder Cos Inc/The	753	66			$ 610
Procter & Gamble Co	41,011	2,591
		$ 3,110	Energy - Alternate Sources - 0.01%
			First Solar Inc (a)	200	13
Distribution & Wholesale - 0.06%
Fastenal Co	1,100	37
Genuine Parts Co	1,046	53	Engineering & Construction - 0.10%
		$ 90	Fluor Corp	2,083	97
			Jacobs Engineering Group Inc (a)	895	29
Diversified Financial Services - 1.68%			McDermott International Inc (a)	1,600	17
American Express Co	28,016	1,259			$ 143
Ameriprise Financial Inc	2,715	107
BlackRock Inc	464	69	Entertainment - 0.08%
Charles Schwab Corp/The	7,419	84	International Game Technology	8,134	118
CME Group Inc	829	204
Discover Financial Services	5,785	132	Environmental Control - 0.04%
Federated Investors Inc	704	12	Waste Management Inc	1,922	63
Franklin Resources Inc	1,308	125
IntercontinentalExchange Inc (a)	774	91
Invesco Ltd	6,457	100	Food - 3.15%
Janus Capital Group Inc	1,277	8	Campbell Soup Co	1,284	41
Legg Mason Inc	2,500	64	ConAgra Foods Inc	6,438	156
NASDAQ OMX Group Inc/The (a)	1,065	25	General Mills Inc	7,292	281
NYSE Euronext	3,996	93	HJ Heinz Co	1,584	80
SLM Corp	4,200	52	Hormel Foods Corp	938	25
T Rowe Price Group Inc	1,835	88	Kellogg Co	34,146	1,816
		$ 2,513	Kraft Foods Inc	11,638	391
			Kroger Co/The	8,654	190
Electric - 2.29%			McCormick & Co Inc/MD	29,780	1,375
AES Corp/The (a)	19,090	186
			Safeway Inc	2,501	42
Ameren Corp	1,631	49	Sara Lee Corp	4,133	68
American Electric Power Co Inc	2,246	85	Sysco Corp	2,376	61
Calpine Corp (a)	3,800	53
			Tyson Foods Inc	2,118	37
CMS Energy Corp	1,656	33	Whole Foods Market Inc	2,567	167
Consolidated Edison Inc	1,362	78			$ 4,730
Constellation Energy Group Inc	3,400	129
Dominion Resources Inc/VA	2,352	119	Forest Products & Paper - 0.54%
DTE Energy Co	1,119	55	International Paper Co	33,646	783
Duke Energy Corp	5,883	118	MeadWestvaco Corp	1,233	30
Edison International	4,349	166			$ 813
Entergy Corp	3,174	211
Exelon Corp	7,857	335	Gas - 0.74%
FirstEnergy Corp	5,850	263	CenterPoint Energy Inc	7,388	145
			NiSource Inc	1,990	43
NextEra Energy Inc	1,914	103	Sempra Energy	17,910	922
Northeast Utilities	1,199	40
NRG Energy Inc (a)	1,738	37			$ 1,110
Pepco Holdings Inc	1,595	30	Hand & Machine Tools - 0.06%
PG&E Corp	1,668	71	Snap-on Inc	384	17
Pinnacle West Capital Corp	779	33	Stanley Black & Decker Inc	1,599	79
PPL Corp	3,853	110			$ 96
Progress Energy Inc	1,201	62
Public Service Enterprise Group Inc	2,152	72	Healthcare - Products - 2.94%
SCANA Corp	804	33	Baxter International Inc	5,125	288
Southern Co	3,779	160	Becton Dickinson and Co	894	66
			Boston Scientific Corp (a)	3,500	21
TECO Energy Inc	2,500	43	CareFusion Corp (a)	1,478	35
Wisconsin Energy Corp	21,851	684
Xcel Energy Inc	3,243	80	Covidien PLC	8,192	361
		$ 3,438	CR Bard Inc	500	44
			DENTSPLY International Inc	4,100	126
Electrical Components & Equipment - 0.33%			Edwards Lifesciences Corp (a)	5,700	406
Emerson Electric Co	10,180	421	Hospira Inc (a)	500	19

See accompanying notes

63

Schedule of Investments LargeCap Blend Account II September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Healthcare - Products (continued)			Iron & Steel (continued)
Intuitive Surgical Inc (a)	160	$ 58	United States Steel Corp	1,100	$ 24
Johnson & Johnson	35,826	2,283			$ 159
Medtronic Inc	7,354	244
Patterson Cos Inc	690	20	Leisure Products & Services - 0.50%
St Jude Medical Inc	1,571	57	Carnival Corp	3,500	106
Stryker Corp	4,294	202	Harley-Davidson Inc	18,902	649
Varian Medical Systems Inc (a)	775	40			$ 755
Zimmer Holdings Inc (a)	2,659	142	Lodging - 0.25%
		$ 4,412	Las Vegas Sands Corp (a)	3,300	126
Healthcare - Services - 1.24%			Marriott International Inc/DE	3,678	100
Aetna Inc	18,058	656	Starwood Hotels & Resorts Worldwide Inc	2,389	93
CIGNA Corp	1,837	77	Wyndham Worldwide Corp	1,124	32
Coventry Health Care Inc (a)	1,083	31	Wynn Resorts Ltd	200	23
DaVita Inc (a)	1,259	79			$ 374
HCA Holdings Inc (a)	2,300	47	Machinery - Construction & Mining - 0.27%
Humana Inc	1,622	118	Caterpillar Inc	4,295	317
Quest Diagnostics Inc	2,037	100	Joy Global Inc	1,506	94
UnitedHealth Group Inc	10,829	499			$ 411
WellPoint Inc	3,884	254
		$ 1,861	Machinery - Diversified - 1.02%
			Cummins Inc	9,364	765
Holding Companies - Diversified - 0.02%			Deere & Co	10,251	662
Leucadia National Corp	1,309	30	Rockwell Automation Inc	953	53
			Roper Industries Inc	637	44
Home Builders - 0.76%					$ 1,524
Lennar Corp	21,680	294	Media - 2.88%
Toll Brothers Inc (a)	58,720	847
			CBS Corp	3,128	64
		$ 1,141	Comcast Corp - Class A	24,375	509
			DIRECTV (a)	6,798	287
Home Furnishings - 0.02%			Discovery Communications Inc - C Shares (a)	1,950	69
Harman International Industries Inc	1,200	34
			Gannett Co Inc	1,705	16
			McGraw-Hill Cos Inc/The	2,516	104
Insurance - 2.86%			News Corp - Class A	10,355	160
ACE Ltd	2,857	173	News Corp - Class B	79,870	1,245
Aflac Inc	4,097	143	Scripps Networks Interactive	642	24
Allstate Corp/The	8,586	203	Time Warner Cable Inc	3,291	207
Aon Corp	5,224	219	Time Warner Inc	9,814	294
Assurant Inc	687	25	Viacom Inc	2,740	106
Berkshire Hathaway Inc - Class A (a)	6	641	Walt Disney Co/The	40,357	1,217
Berkshire Hathaway Inc - Class B (a)	13,041	927	Washington Post Co/The	41	13
Chubb Corp/The	3,636	218			$ 4,315
Hartford Financial Services Group Inc	3,022	49
Lincoln National Corp	2,250	35	Metal Fabrication & Hardware - 0.13%
Loews Corp	1,500	52	Precision Castparts Corp	1,270	197
Marsh & McLennan Cos Inc	7,044	187
MetLife Inc	36,152	1,012	Mining - 1.28%
Progressive Corp/The	4,325	77	Alcoa Inc	7,036	67
Prudential Financial Inc	2,397	112	Freeport-McMoRan Copper & Gold Inc	8,181	249
Torchmark Corp	755	26	Newmont Mining Corp	24,591	1,547
Travelers Cos Inc/The	2,094	102	Vulcan Materials Co	2,200	61
Unum Group	2,036	43			$ 1,924
XL Group PLC	2,319	44
		$ 4,288	Miscellaneous Manufacturing - 3.85%
			3M Co	11,219	806
Internet - 3.13%			Cooper Industries PLC	2,600	120
Amazon.com Inc (a)	5,603	1,211
eBay Inc (a)	5,851	172	Danaher Corp	7,730	324
			Dover Corp	1,227	57
Expedia Inc	1,320	34	Eaton Corp	16,230	577
Google Inc (a)	5,433	2,794
Liberty Interactive Corp (a)	3,500	52	General Electric Co	141,177	2,151
Netflix Inc (a)	292	33	Harsco Corp	13,730	266
Priceline.com Inc (a)	518	233	Honeywell International Inc	20,979	921
Symantec Corp (a)	5,128	84	Illinois Tool Works Inc	2,039	85
			Ingersoll-Rand PLC	6,341	178
VeriSign Inc	300	9	ITT Corp	1,214	51
Yahoo! Inc (a)	5,444	72
			Pall Corp	1,687	71
		$ 4,694	Parker Hannifin Corp	1,060	67
Iron & Steel - 0.11%			Textron Inc	5,726	101
Cliffs Natural Resources Inc	1,701	87			$ 5,775
Nucor Corp	1,500	48

See accompanying notes

64

Schedule of Investments
LargeCap Blend Account II
September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Office & Business Equipment - 0.09%			Pipelines - 0.39%
Pitney Bowes Inc	1,495	$ 28	El Paso Corp	9,924	$ 174
Xerox Corp	14,773	103	Oneok Inc	708	47
		$ 131	Spectra Energy Corp	8,922	219
			Williams Cos Inc	5,773	140
Oil & Gas - 8.82%					$ 580
Anadarko Petroleum Corp	2,312	146
Apache Corp	12,503	1,003	Real Estate - 0.04%
Chesapeake Energy Corp	3,044	78	CB Richard Ellis Group Inc (a)	4,667	63
Chevron Corp	24,357	2,254
Cimarex Energy Co	500	28
Concho Resources Inc (a)	600	43	REITS - 1.01%
ConocoPhillips	9,572	606	Annaly Capital Management Inc	17,630	293
Denbury Resources Inc (a)	2,821	32	Apartment Investment & Management Co	790	17
Devon Energy Corp	3,982	221	AvalonBay Communities Inc	652	74
			Boston Properties Inc	668	59
Diamond Offshore Drilling Inc	10,180	557	Equity Residential	1,325	69
EOG Resources Inc	1,999	142
EQT Corp	1,868	100	General Growth Properties Inc	1,400	17
			HCP Inc	1,839	64
Exxon Mobil Corp	73,847	5,364	Health Care REIT Inc	1,182	55
Helmerich & Payne Inc	759	31
Hess Corp	2,999	157	Host Hotels & Resorts Inc	4,301	47
			Kimco Realty Corp	2,759	41
Marathon Oil Corp	3,336	72	Plum Creek Timber Co Inc	1,111	39
Marathon Petroleum Corp	3,805	103
Murphy Oil Corp	3,379	149	ProLogis Inc	1,594	39
Nabors Industries Ltd (a)	2,045	25	Public Storage Inc	1,025	115
Newfield Exploration Co (a)	12,540	497	Simon Property Group Inc	3,039	335
Noble Corp (a)	2,000	59	Ventas Inc	1,309	65
			Vornado Realty Trust	1,743	130
Noble Energy Inc	799	57	Weyerhaeuser Co	3,208	50
Occidental Petroleum Corp	5,810	416
QEP Resources Inc	1,198	32			$ 1,509
Range Resources Corp	600	35	Retail - 4.88%
Southwestern Energy Co (a)	4,357	145	Abercrombie & Fitch Co	598	37
Suncor Energy Inc	1,800	46	AutoZone Inc (a)	472	151
Tesoro Corp (a)	1,017	20	Bed Bath & Beyond Inc (a)	3,576	205
Total SA ADR	16,210	711	Best Buy Co Inc	2,214	52
Valero Energy Corp	5,729	101	Big Lots Inc (a)	594	21
		$ 13,230	CarMax Inc (a)	5,931	142
			Chipotle Mexican Grill Inc (a)	404	123
Oil & Gas Services - 1.84%			Costco Wholesale Corp	1,768	145
Baker Hughes Inc	4,802	221
Cameron International Corp (a)	800	33	CVS Caremark Corp	9,300	312
FMC Technologies Inc (a)	2,800	105	Darden Restaurants Inc	903	39
			Dollar General Corp (a)	2,900	109
Halliburton Co	24,524	749	Family Dollar Stores Inc	878	45
National Oilwell Varco Inc	18,419	944	GameStop Corp (a)	1,055	24
Schlumberger Ltd	11,702	699	Gap Inc/The	3,151	51
		$ 2,751	Home Depot Inc	12,232	402
Packaging & Containers - 0.06%			JC Penney Co Inc	1,506	40
Ball Corp	1,162	36	Kohl's Corp	5,658	278
Bemis Co Inc	744	22	Lowe's Cos Inc	8,140	158
Owens-Illinois Inc (a)	1,182	18	Ltd Brands Inc	1,732	67
Sealed Air Corp	1,146	19	Macy's Inc	6,476	170
		$ 95	McDonald's Corp	7,997	702
			Nordstrom Inc	1,142	52
Pharmaceuticals - 6.25%			O'Reilly Automotive Inc (a)	948	63
Abbott Laboratories	10,623	544	Ross Stores Inc	2,074	163
Allergan Inc/United States	2,442	201	Staples Inc	38,058	506
AmerisourceBergen Corp	20,392	759	Starbucks Corp	7,854	293
Bristol-Myers Squibb Co	53,255	1,671	Target Corp	5,931	290
Cardinal Health Inc	1,735	73	Tiffany & Co	902	55
Eli Lilly & Co	4,976	184	TJX Cos Inc	14,011	777
Express Scripts Inc (a)	4,633	172
Forest Laboratories Inc (a)	1,893	58	Walgreen Co	6,060	199
			Wal-Mart Stores Inc	19,493	1,012
GlaxoSmithKline PLC ADR	13,560	560	Yum! Brands Inc	12,888	636
McKesson Corp	2,812	204			$ 7,319
Mead Johnson Nutrition Co	832	57
Medco Health Solutions Inc (a)	3,243	152	Savings & Loans - 0.03%
Merck & Co Inc	23,473	768	Hudson City Bancorp Inc	3,415	19
Novartis AG ADR	21,640	1,207	People's United Financial Inc	2,704	31
Pfizer Inc	156,261	2,763			$ 50
Sanofi-Aventis SA - Rights (a)	1,109	1
			Semiconductors - 2.46%
		$ 9,374	Advanced Micro Devices Inc (a)	17,597	90
			Analog Devices Inc	3,982	124

See accompanying notes

65

Schedule of Investments
LargeCap Blend Account II
September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)		Maturity

Semiconductors (continued)			REPURCHASE AGREEMENTS - 3.24%	Amount (000's)	Value (000's)
Applied Materials Inc	12,844	$ 133	Banks - 3.24%
ASML Holding NV	29,850	1,031	Investment in Joint Trading Account; Credit	$ 1,251	$ 1,252
Broadcom Corp	4,141	138	Suisse Repurchase Agreement; 0.04%
Intel Corp	29,060	620	dated 09/30/11 maturing 10/03/11
KLA-Tencor Corp	1,186	45	(collateralized by US Government
Lam Research Corp (a)	700	27	Securities; $1,276,428; 1.00% - 3.13%;
Linear Technology Corp	3,414	95	dated 04/30/12 - 09/30/13)
LSI Corp (a)	4,534	23	Investment in Joint Trading Account; Deutsche	393	393
Marvell Technology Group Ltd (a)	4,900	71	Bank Repurchase Agreement; 0.05% dated
Micron Technology Inc (a)	13,178	67	09/30/11 maturing 10/03/11 (collateralized
Novellus Systems Inc (a)	651	18	by US Government Securities; $401,163;
NVIDIA Corp (a)	7,417	92	0.00% - 5.00%; dated 11/07/11 - 11/17/17)
Teradyne Inc (a)	1,223	13	Investment in Joint Trading Account; JP	1,430	1,430
Texas Instruments Inc	29,211	779	Morgan Repurchase Agreement; 0.01%
Xilinx Inc	11,710	321	dated 09/30/11 maturing 10/03/11
		$ 3,687	(collateralized by US Government
			Securities; $1,458,775; 0.00% - 6.90%;
Software - 3.72%			dated 11/21/11 - 10/20/26)
Adobe Systems Inc (a)	9,066	219
Autodesk Inc (a)	29,811	828	Investment in Joint Trading Account; Merrill	1,788	1,788
BMC Software Inc (a)	1,261	49	Lynch Repurchase Agreement; 0.02%
			dated 09/30/11 maturing 10/03/11
CA Inc	5,331	103	(collateralized by US Government
Compuware Corp (a)	1,581	12
			Securities; $1,823,470; 0.00% - 8.63%;
Dun & Bradstreet Corp	353	22	dated 10/13/11 - 04/01/56)
Electronic Arts Inc (a)	1,100	22
					$ 4,863
Fidelity National Information Services Inc	2,801	68
Fiserv Inc (a)	980	50	TOTAL REPURCHASE AGREEMENTS		$ 4,863
Intuit Inc	1,785	85	Total Investments		$ 145,428
Microsoft Corp	92,332	2,298	Other Assets in Excess of Liabilities, Net - 3.04%		$ 4,559
Oracle Corp	57,183	1,643	TOTAL NET ASSETS - 100.00%		$ 149,987
Red Hat Inc (a)	3,000	127
Salesforce.com Inc (a)	480	55
			(a) Non-Income Producing Security
		$ 5,581

Telecommunications - 4.75%
American Tower Corp (a)	16,693	899
			Unrealized Appreciation (Depreciation)
AT&T Inc	58,275	1,662	The net federal income tax unrealized appreciation (depreciation) and federal tax
CenturyLink Inc	2,496	83	cost of investments held as of the period end were as follows:
Cisco Systems Inc	51,611	799
Corning Inc	14,708	182	Unrealized Appreciation		$ 5,322
Crown Castle International Corp (a)	2,000	81
			Unrealized Depreciation		(15,474)
Harris Corp	904	31	Net Unrealized Appreciation (Depreciation)		$ (10,152)
Juniper Networks Inc (a)	8,726	151
Motorola Mobility Holdings Inc (a)	1,350	51	Cost for federal income tax purposes		$ 155,580
Motorola Solutions Inc	1,559	65	All dollar amounts are shown in thousands (000's)
Qualcomm Inc	25,271	1,228
Sprint Nextel Corp (a)	25,200	77
			Portfolio Summary (unaudited)
Tellabs Inc	2,789	12	Sector		Percent
Verizon Communications Inc	49,022	1,804	Consumer, Non-cyclical		22 .68%
		$ 7,125	Financial		14 .28%
Textiles - 0.04%			Technology		12 .97%
Cintas Corp	1,957	55	Energy		11 .18%
			Communications		10 .87%
			Industrial		10 .00%
Toys, Games & Hobbies - 0.05%			Consumer, Cyclical		7 .74%
Hasbro Inc	1,100	36	Basic Materials		4 .19%
Mattel Inc	1,400	36	Utilities		3 .03%
		$ 72	Diversified		0 .02%
Transportation - 1.83%			Other Assets in Excess of Liabilities, Net		3 .04%
CH Robinson Worldwide Inc	800	55	TOTAL NET ASSETS		100.00%
CSX Corp	5,275	98
Expeditors International of Washington Inc	400	16
FedEx Corp	3,061	207
Norfolk Southern Corp	12,125	740
Ryder System Inc	1,262	48
Union Pacific Corp	4,871	397
United Parcel Service Inc	18,726	1,183
		$ 2,744
TOTAL COMMON STOCKS		$ 140,565

See accompanying notes

66

Schedule of Investments
LargeCap Blend Account II
September 30, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; December 2011	Long	105 $	6,191	$ 5,912	$ (279)
					$ (279)
All dollar amounts are shown in thousands (000's)

See accompanying notes

67

Schedule of Investments LargeCap Growth Account September 30, 2011 (unaudited)

COMMON STOCKS - 98.55%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Apparel - 0.75%			Machinery - Diversified - 3.51%
Nike Inc	15,000	$ 1,283	Cummins Inc	22,500	$ 1,837
			Deere & Co	64,441	4,161

Automobile Manufacturers - 2.47%					$ 5,998
Ford Motor Co (a)	436,231	4,218	Media - 1.06%
			DIRECTV (a)	42,700	1,804
Banks - 0.99%
Capital One Financial Corp	42,851	1,698	Oil & Gas - 5.28%
			Apache Corp	32,900	2,640
Beverages - 2.63%			Cabot Oil & Gas Corp	40,978	2,537
Coca-Cola Co/The	66,500	4,493	Ensco PLC ADR	50,500	2,041
			Occidental Petroleum Corp	25,200	1,802
					$ 9,020
Biotechnology - 1.12%
Gilead Sciences Inc (a)	49,500	1,921	Oil & Gas Services - 2.55%
			Halliburton Co	55,800	1,703
			National Oilwell Varco Inc	52,000	2,663
Chemicals - 3.90%					$ 4,366
EI du Pont de Nemours & Co	45,700	1,827
Monsanto Co	43,700	2,624	Pharmaceuticals - 7.94%
Potash Corp of Saskatchewan Inc	51,400	2,221	Allergan Inc/United States	49,700	4,094
		$ 6,672	Pfizer Inc	221,400	3,915
			Valeant Pharmaceuticals International Inc	25,600	950
Commercial Services - 5.54%			Watson Pharmaceuticals Inc (a)	67,600	4,614
Mastercard Inc	17,634	5,593			$ 13,573
Visa Inc	45,174	3,872
		$ 9,465	Retail - 10.93%
			Bed Bath & Beyond Inc (a)	80,300	4,602
Computers - 13.38%			Home Depot Inc	109,400	3,596
Accenture PLC - Class A	65,600	3,456	Ltd Brands Inc	49,500	1,906
Apple Inc (a)	25,522	9,728	McDonald's Corp	35,200	3,091
Cognizant Technology Solutions Corp (a)	47,909	3,004	Starbucks Corp	147,300	5,493
NetApp Inc (a)	70,854	2,405
Riverbed Technology Inc (a)	37,200	743			$ 18,688
SanDisk Corp (a)	43,251	1,745	Semiconductors - 0.76%
Teradata Corp (a)	33,400	1,788	Avago Technologies Ltd	39,500	1,294
		$ 22,869

Cosmetics & Personal Care - 1.40%			Software - 5.94%
			Electronic Arts Inc (a)	84,500	1,728
Estee Lauder Cos Inc/The	27,238	2,393
			Oracle Corp	149,400	4,294
			Salesforce.com Inc (a)	25,700	2,937
Diversified Financial Services - 4.61%			VMware Inc (a)	14,900	1,197
American Express Co	107,100	4,809			$ 10,156
Discover Financial Services	133,567	3,064
		$ 7,873	Telecommunications - 4.21%
			Acme Packet Inc (a)	27,000	1,150
Electronics - 2.76%			Qualcomm Inc	124,300	6,045
Agilent Technologies Inc (a)	54,068	1,690			$ 7,195
Thermo Fisher Scientific Inc (a)	59,647	3,020
		$ 4,710	Transportation - 1.44%
			FedEx Corp	36,400	2,464
Food - 3.39%
Hershey Co/The	35,086	2,078	TOTAL COMMON STOCKS		$ 168,437
Whole Foods Market Inc	57,000	3,723		Maturity
		$ 5,801	REPURCHASE AGREEMENTS - 1.08%	Amount (000's)	Value (000's)

Healthcare - Services - 1.13%			Banks - 1.08%
UnitedHealth Group Inc	41,800	1,928	Investment in Joint Trading Account; Credit	$ 477	$ 477
			Suisse Repurchase Agreement; 0.04%
Internet - 6.00%			dated 09/30/11 maturing 10/03/11
Amazon.com Inc (a)	23,800	5,147	(collateralized by US Government
eBay Inc (a)	39,100	1,153	Securities; $486,670; 1.00% - 3.13%; dated
Priceline.com Inc (a)	8,800	3,955	04/30/12 - 09/30/13)
		$ 10,255	Investment in Joint Trading Account; Deutsche	150	150
			Bank Repurchase Agreement; 0.05% dated
Lodging - 2.35%			09/30/11 maturing 10/03/11 (collateralized
Las Vegas Sands Corp (a)	104,600	4,010	by US Government Securities; $152,953;
			0.00% - 5.00%; dated 11/07/11 - 11/17/17)
Machinery - Construction & Mining - 2.51%
Caterpillar Inc	58,100	4,290

See accompanying notes

68

Schedule of Investments
LargeCap Growth Account
September 30, 2011 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; JP	$ 545	$ 545
Morgan Repurchase Agreement; 0.01%
dated 09/30/11 maturing 10/03/11
(collateralized by US Government
Securities; $556,193; 0.00% - 6.90%; dated
11/21/11 - 10/20/26)
Investment in Joint Trading Account; Merrill	682	682
Lynch Repurchase Agreement; 0.02%
dated 09/30/11 maturing 10/03/11
(collateralized by US Government
Securities; $695,241; 0.00% - 8.63%; dated
10/13/11 - 04/01/56)
$ 1,854
TOTAL REPURCHASE AGREEMENTS		$ 1,854
Total Investments		$ 170,291
Other Assets in Excess of Liabilities, Net - 0.37%		$ 627
TOTAL NET ASSETS - 100.00%		$ 170,918

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 31,935
Unrealized Depreciation	(13,773)
Net Unrealized Appreciation (Depreciation)	$ 18,162
Cost for federal income tax purposes	$ 152,129

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	23 .15%
Technology	20 .08%
Consumer, Cyclical	16 .50%
Communications	11 .27%
Industrial	10 .22%
Energy	7 .83%
Financial	6 .68%
Basic Materials	3 .90%
Other Assets in Excess of Liabilities, Net	0 .37%
TOTAL NET ASSETS	100.00%

See accompanying notes

69

Schedule of Investments
LargeCap Growth Account I
September 30, 2011 (unaudited)

COMMON STOCKS - 95.56%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Advertising - 0.04%			Chemicals (continued)
Interpublic Group of Cos Inc	1,972	$ 14	Albemarle Corp	971	$ 39
Omnicom Group Inc	1,976	73	Celanese Corp	1,617	53
		$ 87	CF Industries Holdings Inc	433	53
			Eastman Chemical Co	765	52
Aerospace & Defense - 1.73%			Ecolab Inc	1,628	80
Alliant Techsystems Inc	45	2	EI du Pont de Nemours & Co	6,423	257
BE Aerospace Inc (a)	989	33
			FMC Corp	773	53
Boeing Co/The	30,951	1,872	Huntsman Corp	404	4
Goodrich Corp	520	63	Intrepid Potash Inc (a)	561	14
Lockheed Martin Corp	1,729	126	Kronos Worldwide Inc	234	4
Rockwell Collins Inc	953	50	LyondellBasell Industries NV	229	6
TransDigm Group Inc (a)	538	44
			Monsanto Co	14,406	864
United Technologies Corp	20,649	1,453	Mosaic Co/The	1,906	93
		$ 3,643	PPG Industries Inc	1,146	81
Agriculture - 0.56%			Praxair Inc	25,424	2,376
Altria Group Inc	12,919	346	Rockwood Holdings Inc (a)	699	24
Philip Morris International Inc	13,377	835	Sherwin-Williams Co/The	967	72
		$ 1,181	Sigma-Aldrich Corp	1,306	81
			Solutia Inc (a)	1,318	17
Airlines - 0.06%			WR Grace & Co (a)	712	24
Copa Holdings SA	272	17			$ 4,408
Delta Air Lines Inc (a)	5,481	41
Southwest Airlines Co	1,502	12	Coal - 0.59%
United Continental Holdings Inc (a)	2,930	57	Alpha Natural Resources Inc (a)	1,350	24
		$ 127	Arch Coal Inc	188	3
			Consol Energy Inc	1,388	47
Apparel - 1.82%			Peabody Energy Corp	33,327	1,129
Coach Inc	57,874	2,999	Walter Energy Inc	671	40
Deckers Outdoor Corp (a)	416	39			$ 1,243
Nike Inc	2,510	215
Ralph Lauren Corp	4,445	577	Commercial Services - 3.68%
		$ 3,830	Aaron's Inc	628	16
			Alliance Data Systems Corp (a)	543	50
Automobile Manufacturers - 0.11%			Apollo Group Inc (a)	1,282	51
Ford Motor Co (a)	14,691	142	Automatic Data Processing Inc	3,028	143
Navistar International Corp (a)	423	14	DeVry Inc	641	24
PACCAR Inc	2,246	76	Gartner Inc (a)	1,048	37
		$ 232	Genpact Ltd (a)	114,542	1,648
Automobile Parts & Equipment - 0.05%			Global Payments Inc	850	34
BorgWarner Inc (a)	1,174	71	H&R Block Inc	1,935	26
			ITT Educational Services Inc (a)	321	18
WABCO Holdings Inc (a)	723	27
		$ 98	Lender Processing Services Inc	987	13
			Mastercard Inc	16,624	5,273
Banks - 0.03%			Moody's Corp	2,117	64
Wells Fargo & Co	2,344	57	Morningstar Inc	262	15
			Paychex Inc	3,205	84
			Pharmaceutical Product Development Inc	1,078	28
Beverages - 0.88%			Robert Half International Inc	1,574	33
Coca-Cola Co/The	12,115	818	SAIC Inc (a)	946	11
Coca-Cola Enterprises Inc	2,684	67	Towers Watson & Co	66	4
Dr Pepper Snapple Group Inc	1,693	66
Green Mountain Coffee Roasters Inc (a)	752	70	Visa Inc	1,036	89
			VistaPrint NV (a)	445	12
Hansen Natural Corp (a)	754	66
			Weight Watchers International Inc	327	19
PepsiCo Inc	12,249	758	Western Union Co/The	4,363	67
		$ 1,845			$ 7,759
Biotechnology - 1.75%
Alexion Pharmaceuticals Inc (a)	6,830	437	Computers - 12.97%
Biogen Idec Inc (a)	8,497	791	Accenture PLC - Class A	57,712	3,040
			Apple Inc (a)	35,651	13,589
Celgene Corp (a)	27,279	1,689
			Cadence Design Systems Inc (a)	2,755	25
Charles River Laboratories International Inc (a)	526	15
			Cognizant Technology Solutions Corp (a)	43,092	2,702
Gilead Sciences Inc (a)	5,608	218
			Dell Inc (a)	8,454	120
Human Genome Sciences Inc (a)	30,800	391
Illumina Inc (a)	1,320	54	DST Systems Inc	55	2
			EMC Corp/Massachusetts (a)	72,121	1,514
Life Technologies Corp (a)	197	7
			Fortinet Inc (a)	1,292	22
Myriad Genetics Inc (a)	992	19
United Therapeutics Corp (a)	497	19	IBM Corp	8,689	1,521
			NCR Corp (a)	1,344	23
Vertex Pharmaceuticals Inc (a)	1,118	50
			NetApp Inc (a)	98,815	3,354
		$ 3,690	SanDisk Corp (a)	33,700	1,360
Chemicals - 2.09%			Teradata Corp (a)	1,035	55
Air Products & Chemicals Inc	1,399	107			$ 27,327
Airgas Inc	841	54

See accompanying notes

70

Schedule of Investments
LargeCap Growth Account I
September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Consumer Products - 0.11%			Food - 0.64%
Avery Dennison Corp	90	$ 2	Campbell Soup Co	1,448	$ 47
Kimberly-Clark Corp	2,860	203	ConAgra Foods Inc	464	11
Tupperware Brands Corp	621	34	Corn Products International Inc	655	26
		$ 239	General Mills Inc	2,958	114
			HJ Heinz Co	1,438	73
Cosmetics & Personal Care - 0.22%			Hormel Foods Corp	785	21
Avon Products Inc	2,591	51	Kellogg Co	1,387	74
Colgate-Palmolive Co	2,705	240	Kroger Co/The	3,775	83
Estee Lauder Cos Inc/The	874	77	McCormick & Co Inc/MD	977	45
Procter & Gamble Co	1,449	91	Sara Lee Corp	3,763	62
		$ 459	Sysco Corp	3,533	91
Distribution & Wholesale - 1.94%			Whole Foods Market Inc	10,683	697
Fastenal Co	30,707	1,022			$ 1,344
Fossil Inc (a)	36,637	2,970
			Forest Products & Paper - 0.01%
Genuine Parts Co	462	23	International Paper Co	1,000	23
WESCO International Inc (a)	147	5
WW Grainger Inc	408	61
		$ 4,081	Gas - 0.00%
			National Fuel Gas Co	130	6
Diversified Financial Services - 2.33%
Affiliated Managers Group Inc (a)	401	31
American Express Co	4,330	194	Hand & Machine Tools - 0.01%
BlackRock Inc	463	69	Lincoln Electric Holdings Inc	558	16
CBOE Holdings Inc	567	14
Charles Schwab Corp/The	174,167	1,963	Healthcare - Products - 4.68%
Discover Financial Services	581	13	Baxter International Inc	19,658	1,103
Federated Investors Inc	789	14	Becton Dickinson and Co	1,558	114
Franklin Resources Inc	18,087	1,730	CareFusion Corp (a)	749	18
Greenhill & Co Inc	318	9	Covidien PLC	1,635	72
IntercontinentalExchange Inc (a)	6,011	710
			DENTSPLY International Inc	16,220	498
NASDAQ OMX Group Inc/The (a)	179	4	Edwards Lifesciences Corp (a)	9,905	706
NYSE Euronext	824	19	Henry Schein Inc (a)	526	33
T Rowe Price Group Inc	1,768	85	Hill-Rom Holdings Inc	550	17
TD Ameritrade Holding Corp	2,344	35	Hospira Inc (a)	1,517	56
Waddell & Reed Financial Inc	889	22	IDEXX Laboratories Inc (a)	32,301	2,228
		$ 4,912	Intuitive Surgical Inc (a)	8,960	3,264
Electric - 0.02%			Johnson & Johnson	3,427	218
			Kinetic Concepts Inc (a)	540	36
ITC Holdings Corp	438	34
			Medtronic Inc	6,581	219
			Patterson Cos Inc	443	13
Electrical Components & Equipment - 0.13%			ResMed Inc (a)	1,648	47
AMETEK Inc	1,644	54	Sirona Dental Systems Inc (a)	600	25
Emerson Electric Co	5,197	215	St Jude Medical Inc	2,271	82
		$ 269	Stryker Corp	21,734	1,024
Electronics - 2.10%			Techne Corp	380	26
			Varian Medical Systems Inc (a)	1,256	66
Agilent Technologies Inc (a)	2,394	75
Amphenol Corp	52,054	2,122			$ 9,865
Dolby Laboratories Inc (a)	554	15	Healthcare - Services - 2.92%
FLIR Systems Inc	1,721	43	AMERIGROUP Corp (a)	314	12
Garmin Ltd	76	3	Brookdale Senior Living Inc (a)	913	11
Jabil Circuit Inc	1,714	31	Covance Inc (a)	58,453	2,657
National Instruments Corp	90,535	2,069	DaVita Inc (a)	31,957	2,003
Thomas & Betts Corp (a)	82	3	HCA Holdings Inc (a)	871	17
Waters Corp (a)	982	74	Health Management Associates Inc (a)	2,548	18
		$ 4,435	Laboratory Corp of America Holdings (a)	697	55
Engineering & Construction - 2.22%			Lincare Holdings Inc	1,023	23
			Mednax Inc (a)	516	32
ABB Ltd ADR(a)	92,529	1,580
Chicago Bridge & Iron Co NV	621	18	Quest Diagnostics Inc	1,472	73
Fluor Corp	65,618	3,054	UnitedHealth Group Inc	26,300	1,213
KBR Inc	103	3	Universal Health Services Inc	968	33
McDermott International Inc (a)	2,213	24			$ 6,147
		$ 4,679	Home Furnishings - 0.02%
Entertainment - 0.01%			Harman International Industries Inc	494	14
			Tempur-Pedic International Inc (a)	731	39
International Game Technology	1,652	24
					$ 53

Environmental Control - 1.34%			Insurance - 0.01%
Stericycle Inc (a)	34,859	2,814	Erie Indemnity Co	297	21

See accompanying notes

71

Schedule of Investments LargeCap Growth Account I September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Internet - 9.17%			Metal Fabrication & Hardware (continued)
Amazon.com Inc (a)	19,029	$ 4,115	Valmont Industries Inc	229	$ 18
Baidu Inc/China ADR(a)	14,000	1,497			$ 1,560
Ctrip.com International Ltd ADR(a)	5,500	177
eBay Inc (a)	29,587	873	Mining - 0.11%
Expedia Inc	1,226	32	Compass Minerals International Inc	335	22
Facebook Inc (a),(b),(c),(d)	16,669	519	Freeport-McMoRan Copper & Gold Inc	6,552	200
			Molycorp Inc (a)	600	20
Facebook Inc - Class A (a),(b),(c),(e)	7,068	220
Google Inc (a)	16,854	8,669			$ 242
Liberty Interactive Corp (a)	61,100	902	Miscellaneous Manufacturing - 2.98%
Netflix Inc (a)	566	64	3M Co	11,456	823
Priceline.com Inc (a)	4,650	2,090	Cooper Industries PLC	1,135	52
Rackspace Hosting Inc (a)	1,111	38	Danaher Corp	113,311	4,752
Symantec Corp (a)	5,345	87	Donaldson Co Inc	785	43
TIBCO Software Inc (a)	1,788	40	Dover Corp	1,565	73
		$ 19,323	Eaton Corp	1,394	50
Iron & Steel - 0.03%			Honeywell International Inc	5,447	239
Cliffs Natural Resources Inc	983	50	Illinois Tool Works Inc	2,577	107
Reliance Steel & Aluminum Co	86	3	Ingersoll-Rand PLC	1,625	46
Steel Dynamics Inc	1,718	17	Pall Corp	1,175	50
		$ 70	Parker Hannifin Corp	719	45
					$ 6,280
Leisure Products & Services - 0.57%
Carnival Corp	36,700	1,112	Oil & Gas - 3.92%
Harley-Davidson Inc	1,672	57	Anadarko Petroleum Corp	810	51
Polaris Industries Inc	698	35	Apache Corp	786	63
			Atwood Oceanics Inc (a)	117	4
		$ 1,204	Canadian Natural Resources Ltd	70,805	2,072
Lodging - 1.40%			Chevron Corp	793	73
Las Vegas Sands Corp (a)	29,303	1,123	Cimarex Energy Co	15,231	848
Marriott International Inc/DE	44,196	1,204	Concho Resources Inc (a)	636	45
Starwood Hotels & Resorts Worldwide Inc	14,571	566	Denbury Resources Inc (a)	3,610	42
Wynn Resorts Ltd	486	56	EOG Resources Inc	21,661	1,538
		$ 2,949	EQT Corp	559	30
			EXCO Resources Inc	1,472	16
Machinery - Construction & Mining - 0.18%			Exxon Mobil Corp	25,554	1,856
Caterpillar Inc	4,579	338	Helmerich & Payne Inc	952	39
Joy Global Inc	754	47	HollyFrontier Corp	2,055	54
		$ 385	Murphy Oil Corp	318	14
Machinery - Diversified - 1.41%			Noble Energy Inc	381	27
Babcock & Wilcox Co/The (a)	1,267	25	Occidental Petroleum Corp	1,448	104
Cummins Inc	1,384	113	Patterson-UTI Energy Inc	184	3
Deere & Co	2,593	167	QEP Resources Inc	1,495	40
Gardner Denver Inc	509	32	Range Resources Corp	20,187	1,180
Graco Inc	617	21	SM Energy Co	554	34
IDEX Corp	800	25	Southwestern Energy Co (a)	2,476	83
Rockwell Automation Inc	998	56	Whiting Petroleum Corp (a)	1,265	44
Roper Industries Inc	36,221	2,496			$ 8,260
Wabtec Corp/DE	520	28	Oil & Gas Services - 4.79%
Zebra Technologies Corp (a)	585	18
			Baker Hughes Inc	1,196	55
		$ 2,981	Cameron International Corp (a)	1,250	52
Media - 0.54%			Core Laboratories NV	19,122	1,718
CBS Corp	1,117	23	FMC Technologies Inc (a)	91,031	3,423
Comcast Corp - Class A	8,514	178	Halliburton Co	6,645	203
DIRECTV (a)	5,398	228	Oceaneering International Inc	1,169	41
Discovery Communications Inc - A Shares (a)	1,707	64	Oil States International Inc (a)	464	24
DISH Network Corp (a)	1,620	41	RPC Inc	461	7
Factset Research Systems Inc	475	42	Schlumberger Ltd	76,099	4,546
John Wiley & Sons Inc	425	19	Superior Energy Services Inc (a)	858	22
Liberty Global Inc - A Shares (a)	1,503	54			$ 10,091
McGraw-Hill Cos Inc/The	1,763	72	Packaging & Containers - 0.08%
Scripps Networks Interactive	952	36	Ball Corp	1,810	56
Sirius XM Radio Inc (a)	42,316	64
			Crown Holdings Inc (a)	1,590	49
Time Warner Cable Inc	2,364	148	Rock-Tenn Co	746	36
Viacom Inc	4,155	161	Silgan Holdings Inc	533	20
		$ 1,130			$ 161

Metal Fabrication & Hardware - 0.74%			Pharmaceuticals - 5.17%
Precision Castparts Corp	9,754	1,516	Abbott Laboratories	10,458	535
Timken Co	795	26	Allergan Inc/United States	1,814	149
			AmerisourceBergen Corp	1,942	72

See accompanying notes

72

Schedule of Investments
LargeCap Growth Account I
September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Pharmaceuticals (continued)			Retail (continued)
Cardinal Health Inc	1,890	$ 79	Tractor Supply Co	731	$ 46
Eli Lilly & Co	2,410	89	Ulta Salon Cosmetics & Fragrance Inc (a)	488	30
Endo Pharmaceuticals Holdings Inc (a)	1,256	35	Walgreen Co	7,182	236
Express Scripts Inc (a)	107,326	3,979	Wal-Mart Stores Inc	8,287	430
Herbalife Ltd	1,210	65	Williams-Sonoma Inc	590	18
McKesson Corp	28,671	2,085	Yum! Brands Inc	3,273	162
Mead Johnson Nutrition Co	42,115	2,899			$ 8,581
Medco Health Solutions Inc (a)	2,849	133
Mylan Inc/PA (a)	2,459	42	Savings & Loans - 0.01%
Perrigo Co	894	87	Hudson City Bancorp Inc	467	2
Sanofi-Aventis SA - Rights (a)	1,387	1	People's United Financial Inc	760	9
Valeant Pharmaceuticals International Inc	14,200	527			$ 11
Warner Chilcott PLC (a)	1,668	24	Semiconductors - 1.55%
Watson Pharmaceuticals Inc (a)	1,286	88	Advanced Micro Devices Inc (a)	6,629	34
		$ 10,889	Altera Corp	1,991	63
Pipelines - 0.04%			Analog Devices Inc	1,851	58
El Paso Corp	4,435	78	Applied Materials Inc	848	9
			ASML Holding NV	14,900	515
			Atmel Corp (a)	4,618	37
Real Estate - 0.22%			Avago Technologies Ltd	2,062	67
CB Richard Ellis Group Inc (a)	34,861	469	Broadcom Corp	48,597	1,618
			Cypress Semiconductor Corp	1,799	27
REITS - 0.34%			Intersil Corp	674	7
Apartment Investment & Management Co	868	19	KLA-Tencor Corp	1,399	53
			Lam Research Corp (a)	1,303	49
Boston Properties Inc	813	72	LSI Corp (a)	1,972	10
Camden Property Trust	537	30
Digital Realty Trust Inc	1,026	57	Maxim Integrated Products Inc	3,081	72
			NVIDIA Corp (a)	4,248	53
Equity Residential	193	10	ON Semiconductor Corp (a)	4,573	33
Essex Property Trust Inc	196	24	QLogic Corp (a)	1,089	14
Federal Realty Investment Trust	507	42	Rovi Corp (a)	7,800	335
Macerich Co/The	477	20	Skyworks Solutions Inc (a)	1,927	34
Plum Creek Timber Co Inc	1,052	36
Public Storage Inc	903	101	Texas Instruments Inc	5,167	138
Rayonier Inc	1,311	48	Xilinx Inc	1,628	45
Simon Property Group Inc	1,632	179			$ 3,271
UDR Inc	142	3	Software - 5.84%
Ventas Inc	1,066	53	Adobe Systems Inc (a)	3,569	86
Vornado Realty Trust	218	16	ANSYS Inc (a)	45,635	2,238
		$ 710	Autodesk Inc (a)	17,800	494
			BMC Software Inc (a)	1,896	73
Retail - 4.07%			Cerner Corp (a)	874	60
Abercrombie & Fitch Co	698	43	Citrix Systems Inc (a)	40,611	2,215
Advance Auto Parts Inc	850	49
AutoZone Inc (a)	188	60	Dun & Bradstreet Corp	521	32
			Fiserv Inc (a)	1,240	63
Bed Bath & Beyond Inc (a)	1,793	103
			Informatica Corp (a)	11,040	452
Big Lots Inc (a)	279	10
Brinker International Inc	903	19	Intuit Inc	1,872	89
Chico's FAS Inc	1,265	14	Microsoft Corp	53,552	1,333
			Nuance Communications Inc (a)	52,200	1,063
Chipotle Mexican Grill Inc (a)	3,114	943
Costco Wholesale Corp	39,864	3,274	Oracle Corp	27,719	797
			Red Hat Inc (a)	21,000	887
Darden Restaurants Inc	1,391	59	Salesforce.com Inc (a)	20,571	2,351
Dick's Sporting Goods Inc (a)	951	32
			VMware Inc (a)	908	73
Dollar General Corp (a)	1,068	40
Dollar Tree Inc (a)	860	65			$ 12,306
DSW Inc	215	10	Telecommunications - 5.42%
Family Dollar Stores Inc	1,302	66	American Tower Corp (a)	2,702	145
Home Depot Inc	6,777	223	Corning Inc	49,400	611
Kohl's Corp	1,727	85	Crown Castle International Corp (a)	52,985	2,155
Ltd Brands Inc	1,645	63	Harris Corp	369	13
Macy's Inc	465	12	Juniper Networks Inc (a)	107,135	1,849
McDonald's Corp	7,328	643	MetroPCS Communications Inc (a)	2,994	26
Nordstrom Inc	1,663	76	NeuStar Inc (a)	777	19
O'Reilly Automotive Inc (a)	970	65	NII Holdings Inc (a)	1,406	38
Panera Bread Co (a)	290	30	Polycom Inc (a)	1,798	33
PetSmart Inc	1,258	54	Qualcomm Inc	129,580	6,301
Ross Stores Inc	822	65	tw telecom inc (a)	1,540	25
Sally Beauty Holdings Inc (a)	948	16	Verizon Communications Inc	4,475	165
Starbucks Corp	35,671	1,331	Windstream Corp	3,052	36
Tiffany & Co	904	55			$ 11,416
TJX Cos Inc	2,779	154

See accompanying notes

73

Schedule of Investments
LargeCap Growth Account I
September 30, 2011 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Sector	Percent
			Consumer, Non-cyclical	20 .61%
Transportation - 1.91%			Technology	20 .36%
CH Robinson Worldwide Inc	982	$ 67	Communications	15 .17%
CSX Corp	7,632	142	Industrial	14 .83%
Expeditors International of Washington Inc	13,105	531	Consumer, Cyclical	10 .05%
JB Hunt Transport Services Inc	985	36	Energy	9 .34%
Kirby Corp (a)	410	22	Financial	3 .68%
Landstar System Inc	513	20	Basic Materials	2 .24%
Union Pacific Corp	15,757	1,287	Utilities	0 .02%
United Parcel Service Inc	30,138	1,904	Other Assets in Excess of Liabilities, Net	3 .70%
UTI Worldwide Inc	998	13	TOTAL NET ASSETS	100.00%
		$ 4,022
TOTAL COMMON STOCKS		$ 201,337
	Maturity
REPURCHASE AGREEMENTS - 0.74%	Amount (000's)	Value (000's)

Banks - 0.74%
Investment in Joint Trading Account; Credit	$ 399	$ 399
Suisse Repurchase Agreement; 0.04%
dated 09/30/11 maturing 10/03/11
(collateralized by US Government
Securities; $407,202; 1.00% - 3.13%; dated
04/30/12 - 09/30/13)
Investment in Joint Trading Account; Deutsche	125	125
Bank Repurchase Agreement; 0.05% dated
09/30/11 maturing 10/03/11 (collateralized
by US Government Securities; $127,977;
0.00% - 5.00%; dated 11/07/11 - 11/17/17)
Investment in Joint Trading Account; JP	456	457
Morgan Repurchase Agreement; 0.01%
dated 09/30/11 maturing 10/03/11
(collateralized by US Government
Securities; $465,374; 0.00% - 6.90%; dated
11/21/11 - 10/20/26)
Investment in Joint Trading Account; Merrill	570	570
Lynch Repurchase Agreement; 0.02%
dated 09/30/11 maturing 10/03/11
(collateralized by US Government
Securities; $581,717; 0.00% - 8.63%; dated
10/13/11 - 04/01/56)
		$ 1,551
TOTAL REPURCHASE AGREEMENTS		$ 1,551
Total Investments		$ 202,888
Other Assets in Excess of Liabilities, Net - 3.70%		$ 7,793
TOTAL NET ASSETS - 100.00%		$ 210,681

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $739 or 0.35% of net assets.
(d)	Restricted Security. At the end of the period, the value of this security totaled $519 or 0.25% of the net assets. The security was purchased March 31, 2011 - May 19, 2011 at a total cost of $417.
(e)	Restricted Security. At the end of the period, the value of this security totaled $220 or 0.10% of the net assets. The security was purchased August 12, 2011 at a total cost of $220.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 33,213
Unrealized Depreciation	(17,834)
Net Unrealized Appreciation (Depreciation)	$ 15,379
Cost for federal income tax purposes	$ 187,509

All dollar amounts are shown in thousands (000's)

See accompanying notes

74

Schedule of Investments
LargeCap Growth Account I
September 30, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; December 2011	Long	165 $	9,514	$ 9,290	$ (224)
					$ (224)
All dollar amounts are shown in thousands (000's)

See accompanying notes

75

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2011 (unaudited)

COMMON STOCKS - 95.47%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Advertising - 0.13%			Beverages (continued)
Interpublic Group of Cos Inc	21,705	$ 156	Constellation Brands Inc (a)	8,365	$ 150
Omnicom Group Inc	12,676	467	Dr Pepper Snapple Group Inc	9,841	382
		$ 623	Molson Coors Brewing Co	7,390	293
			PepsiCo Inc	71,783	4,443
Aerospace & Defense - 1.90%					$ 12,985
Boeing Co/The	33,614	2,034
General Dynamics Corp	16,409	933	Biotechnology - 1.27%
Goodrich Corp	5,670	684	Amgen Inc	41,915	2,303
L-3 Communications Holdings Inc	4,780	296	Biogen Idec Inc (a)	11,001	1,025
Lockheed Martin Corp	12,483	907	Celgene Corp (a)	20,810	1,289
Northrop Grumman Corp	12,612	658	Gilead Sciences Inc (a)	34,991	1,358
Raytheon Co	16,039	656	Life Technologies Corp (a)	8,185	314
Rockwell Collins Inc	6,970	368			$ 6,289
United Technologies Corp	41,217	2,900
		$ 9,436	Building Materials - 0.02%
			Masco Corp	16,233	115
Agriculture - 1.92%
Altria Group Inc	93,946	2,519
Archer-Daniels-Midland Co	30,653	760	Chemicals - 2.00%
			Air Products & Chemicals Inc	9,667	738
Lorillard Inc	6,279	695	Airgas Inc	3,087	197
Philip Morris International Inc	79,671	4,970	CF Industries Holdings Inc	3,255	402
Reynolds American Inc	15,335	575	Dow Chemical Co/The	53,577	1,203
		$ 9,519	Eastman Chemical Co	3,184	218
Airlines - 0.06%			Ecolab Inc	10,521	515
Southwest Airlines Co	36,467	293	EI du Pont de Nemours & Co	42,296	1,691
			FMC Corp	3,250	225
			International Flavors & Fragrances Inc	3,668	206
Apparel - 0.61%			Monsanto Co	24,254	1,456
Coach Inc	13,109	679	Mosaic Co/The	12,532	614
Nike Inc	17,230	1,473	PPG Industries Inc	7,145	505
Ralph Lauren Corp	2,936	381	Praxair Inc	13,705	1,281
VF Corp	3,931	478	Sherwin-Williams Co/The	4,001	297
		$ 3,011	Sigma-Aldrich Corp	5,537	342
Automobile Manufacturers - 0.45%					$ 9,890
Ford Motor Co (a)	172,351	1,666
			Coal - 0.19%
PACCAR Inc	16,579	561	Alpha Natural Resources Inc (a)	10,270	182
		$ 2,227	Consol Energy Inc	10,285	349
Automobile Parts & Equipment - 0.19%			Peabody Energy Corp	12,284	416
Goodyear Tire & Rubber Co/The (a)	11,084	112			$ 947
Johnson Controls Inc	30,831	813	Commercial Services - 1.49%
		$ 925	Apollo Group Inc (a)	5,561	220
Banks - 5.96%			Automatic Data Processing Inc	22,211	1,047
Bank of America Corp	459,667	2,813	DeVry Inc	2,793	103
Bank of New York Mellon Corp/The	55,912	1,040	Equifax Inc	5,552	171
BB&T Corp	31,616	674	H&R Block Inc	13,869	185
Capital One Financial Corp	20,836	826	Iron Mountain Inc	9,214	291
Citigroup Inc	132,351	3,391	Mastercard Inc	4,841	1,535
Comerica Inc	9,115	210	Monster Worldwide Inc (a)	5,859	42
Fifth Third Bancorp	41,721	422	Moody's Corp	9,128	278
First Horizon National Corp	11,961	71	Paychex Inc	14,618	386
Goldman Sachs Group Inc/The	22,942	2,169	Quanta Services Inc (a)	9,626	181
Huntington Bancshares Inc/OH	39,158	188	Robert Half International Inc	6,571	140
JP Morgan Chase & Co	176,852	5,327	RR Donnelley & Sons Co	8,518	120
KeyCorp	43,219	256	SAIC Inc (a)	12,528	148
M&T Bank Corp	5,697	398	Total System Services Inc	7,428	126
Morgan Stanley	67,333	909	Visa Inc	23,202	1,989
Northern Trust Corp	10,931	382	Western Union Co/The	28,471	435
PNC Financial Services Group Inc	23,869	1,150			$ 7,397
Regions Financial Corp	57,096	190	Computers - 7.06%
State Street Corp	22,862	735	Accenture PLC - Class A	29,229	1,540
SunTrust Banks Inc	24,351	437	Apple Inc (a)	42,051	16,029
US Bancorp	87,129	2,051	Cognizant Technology Solutions Corp (a)	13,773	864
Wells Fargo & Co	239,481	5,776	Computer Sciences Corp	7,033	189
Zions Bancorporation	8,360	118	Dell Inc (a)	70,338	995
		$ 29,533	EMC Corp/Massachusetts (a)	93,661	1,966
Beverages - 2.62%			Hewlett-Packard Co	94,079	2,112
Brown-Forman Corp	4,575	321	IBM Corp	54,170	9,481
Coca-Cola Co/The	104,145	7,036	Lexmark International Inc (a)	3,595	97
Coca-Cola Enterprises Inc	14,468	360	NetApp Inc (a)	16,711	567

See accompanying notes

76

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Computers (continued)			Electric (continued)
SanDisk Corp (a)	10,851	$ 438	Xcel Energy Inc	21,978	$ 543
Teradata Corp (a)	7,634	409			$ 16,897
Western Digital Corp (a)	10,577	272
		$ 34,959	Electrical Components & Equipment - 0.31%
			Emerson Electric Co	33,778	1,395
Consumer Products - 0.44%			Molex Inc	6,204	127
Avery Dennison Corp	4,806	121			$ 1,522
Clorox Co/The	5,963	395
Fortune Brands Inc	7,006	379	Electronics - 0.66%
			Agilent Technologies Inc (a)	15,749	492
Kimberly-Clark Corp	17,771	1,262
		$ 2,157	Amphenol Corp	7,707	314
			FLIR Systems Inc	7,245	182
Cosmetics & Personal Care - 2.15%			Jabil Circuit Inc	8,265	147
Avon Products Inc	19,536	383	PerkinElmer Inc	5,129	99
Colgate-Palmolive Co	22,066	1,957	Thermo Fisher Scientific Inc (a)	17,321	877
Estee Lauder Cos Inc/The	5,129	450	Tyco International Ltd	21,062	858
Procter & Gamble Co (b)	124,632	7,874	Waters Corp (a)	4,144	313
		$ 10,664			$ 3,282

Distribution & Wholesale - 0.25%			Energy - Alternate Sources - 0.03%
Fastenal Co	13,386	446	First Solar Inc (a)	2,662	168
Genuine Parts Co	7,111	361

WW Grainger Inc	2,758	412	Engineering & Construction - 0.11%
		$ 1,219	Fluor Corp	7,883	367
Diversified Financial Services - 1.63%			Jacobs Engineering Group Inc (a)	5,785	187
American Express Co	47,107	2,115			$ 554
Ameriprise Financial Inc	10,708	422
BlackRock Inc	4,549	673	Entertainment - 0.04%
Charles Schwab Corp/The	48,888	551	International Game Technology	13,539	197
CME Group Inc	3,033	747
Discover Financial Services	24,750	568	Environmental Control - 0.29%
E*Trade Financial Corp (a)	11,514	105	Republic Services Inc	14,517	408
Federated Investors Inc	4,210	74	Stericycle Inc (a)	3,906	315
Franklin Resources Inc	6,602	631	Waste Management Inc	21,411	697
IntercontinentalExchange Inc (a)	3,332	394			$ 1,420
Invesco Ltd	20,451	317
Janus Capital Group Inc	8,461	51	Food - 2.01%
Legg Mason Inc	5,946	153	Campbell Soup Co	8,153	264
NASDAQ OMX Group Inc/The (a)	5,783	134	ConAgra Foods Inc	18,805	456
			Dean Foods Co (a)	8,330	74
NYSE Euronext	11,875	276
SLM Corp	23,327	290	General Mills Inc	29,328	1,128
T Rowe Price Group Inc	11,628	556	Hershey Co/The	7,015	416
		$ 8,057	HJ Heinz Co	14,562	735
			Hormel Foods Corp	6,302	170
Electric - 3.41%			JM Smucker Co/The	5,164	376
AES Corp/The (a)	29,810	291	Kellogg Co	11,330	603
Ameren Corp	10,961	326	Kraft Foods Inc	80,106	2,690
American Electric Power Co Inc	21,875	832	Kroger Co/The	27,446	603
CMS Energy Corp	11,420	226	McCormick & Co Inc/MD	6,000	277
Consolidated Edison Inc	13,284	757	Safeway Inc	15,875	264
Constellation Energy Group Inc	9,131	347	Sara Lee Corp	26,708	437
Dominion Resources Inc/VA	25,818	1,311	SUPERVALU Inc	9,625	64
DTE Energy Co	7,680	376	Sysco Corp	26,883	696
Duke Energy Corp	60,407	1,208	Tyson Foods Inc	13,447	233
Edison International	14,778	565	Whole Foods Market Inc	7,153	467
Entergy Corp	8,018	531			$ 9,953
Exelon Corp	30,058	1,281
FirstEnergy Corp	18,969	852	Forest Products & Paper - 0.13%
Integrys Energy Group Inc	3,534	172	International Paper Co	19,826	461
NextEra Energy Inc	19,156	1,035	MeadWestvaco Corp	7,742	190
Northeast Utilities	8,023	270			$ 651
NRG Energy Inc (a)	10,943	232	Gas - 0.27%
Pepco Holdings Inc	10,269	194	CenterPoint Energy Inc	19,316	379
PG&E Corp	18,245	772	Nicor Inc	2,066	114
Pinnacle West Capital Corp	4,949	212	NiSource Inc	12,728	272
PPL Corp	26,205	748	Sempra Energy	10,865	559
Progress Energy Inc	13,362	691			$ 1,324
Public Service Enterprise Group Inc	22,947	766
SCANA Corp	5,208	211	Hand & Machine Tools - 0.10%
Southern Co	38,901	1,648	Snap-on Inc	2,640	117
TECO Energy Inc	9,785	168	Stanley Black & Decker Inc	7,636	375
Wisconsin Energy Corp	10,602	332			$ 492

See accompanying notes

77

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Healthcare - Products - 3.49%			Insurance (continued)
Baxter International Inc	25,775	$ 1,447	XL Group PLC	14,892	$ 280
Becton Dickinson and Co	9,863	723			$ 16,438
Boston Scientific Corp (a)	69,428	410
CareFusion Corp (a)	10,142	243	Internet - 2.91%
			Akamai Technologies Inc (a)	8,363	166
Covidien PLC	22,381	987	Amazon.com Inc (a)	16,472	3,562
CR Bard Inc	3,930	344	eBay Inc (a)	52,025	1,534
DENTSPLY International Inc	6,410	197
Edwards Lifesciences Corp (a)	5,214	372	Expedia Inc	8,832	227
			F5 Networks Inc (a)	3,662	260
Hospira Inc (a)	7,478	277
			Google Inc (a)	11,423	5,876
Intuitive Surgical Inc (a)	1,773	646
			Netflix Inc (a)	2,383	270
Johnson & Johnson	124,296	7,919	Priceline.com Inc (a)	2,257	1,014
Medtronic Inc	47,897	1,592	Symantec Corp (a)	34,007	554
Patterson Cos Inc	4,245	121
St Jude Medical Inc	14,945	541	VeriSign Inc	7,547	216
			Yahoo! Inc (a)	57,269	754
Stryker Corp	14,972	706
Varian Medical Systems Inc (a)	5,315	277			$ 14,433
Zimmer Holdings Inc (a)	8,639	462	Iron & Steel - 0.23%
		$ 17,264	AK Steel Holding Corp	5,001	33
Healthcare - Services - 1.26%			Allegheny Technologies Inc	4,823	178
Aetna Inc	16,914	615	Cliffs Natural Resources Inc	6,623	339
CIGNA Corp	12,256	514	Nucor Corp	14,356	454
Coventry Health Care Inc (a)	6,738	194	United States Steel Corp	6,531	144
DaVita Inc (a)	4,236	266			$ 1,148
Humana Inc	7,567	550	Leisure Products & Services - 0.20%
Laboratory Corp of America Holdings (a)	4,592	363	Carnival Corp	20,970	635
Quest Diagnostics Inc	7,179	354	Harley-Davidson Inc	10,723	368
Tenet Healthcare Corp (a)	21,479	89
					$ 1,003
UnitedHealth Group Inc	48,812	2,251
WellPoint Inc	16,359	1,068	Lodging - 0.27%
		$ 6,264	Marriott International Inc/DE	12,805	349
			Starwood Hotels & Resorts Worldwide Inc	8,716	338
Holding Companies - Diversified - 0.04%			Wyndham Worldwide Corp	7,443	212
Leucadia National Corp	8,986	204	Wynn Resorts Ltd	3,627	418
					$ 1,317

Home Builders - 0.06%			Machinery - Construction & Mining - 0.50%
DR Horton Inc	12,614	114	Caterpillar Inc	29,304	2,164
Lennar Corp	7,294	99	Joy Global Inc	4,767	297
Pulte Group Inc (a)	15,281	60
					$ 2,461
		$ 273
			Machinery - Diversified - 0.56%
Home Furnishings - 0.05%			Cummins Inc	8,831	721
Harman International Industries Inc	3,172	91	Deere & Co	18,775	1,212
Whirlpool Corp	3,465	173	Flowserve Corp	2,528	187
		$ 264	Rockwell Automation Inc	6,496	364
Housewares - 0.03%			Roper Industries Inc	4,358	301
Newell Rubbermaid Inc	13,217	157			$ 2,785
			Media - 2.76%
Insurance - 3.32%			Cablevision Systems Corp	10,206	161
ACE Ltd	15,329	929	CBS Corp	30,384	619
Aflac Inc	21,189	741	Comcast Corp - Class A	124,693	2,606
Allstate Corp/The	23,432	555	DIRECTV (a)	33,487	1,415
American International Group Inc (a)	19,813	435	Discovery Communications Inc - A Shares (a)	12,415	467
Aon Corp	14,818	622	Gannett Co Inc	10,922	104
Assurant Inc	4,285	153	McGraw-Hill Cos Inc/The	13,666	560
Berkshire Hathaway Inc - Class B (a)	79,767	5,667	News Corp - Class A	103,660	1,604
Chubb Corp/The	12,969	778	Scripps Networks Interactive	4,475	166
Cincinnati Financial Corp	7,400	195	Time Warner Cable Inc	14,750	925
Genworth Financial Inc (a)	22,258	128	Time Warner Inc	47,390	1,420
Hartford Financial Services Group Inc	20,204	326	Viacom Inc	26,062	1,010
Lincoln National Corp	13,986	219	Walt Disney Co/The	84,184	2,539
Loews Corp	14,113	488	Washington Post Co/The	227	74
Marsh & McLennan Cos Inc	24,568	652			$ 13,670
MetLife Inc	47,965	1,343	Metal Fabrication & Hardware - 0.21%
Progressive Corp/The	28,970	514	Precision Castparts Corp	6,533	1,016
Prudential Financial Inc	22,044	1,033
Torchmark Corp	4,766	166
Travelers Cos Inc/The	18,993	926	Mining - 0.69%
Unum Group	13,764	288	Alcoa Inc	48,269	462
			Freeport-McMoRan Copper & Gold Inc	42,994	1,309

See accompanying notes

78

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Mining (continued)			Packaging & Containers (continued)
Newmont Mining Corp	22,415	$ 1,410	Sealed Air Corp	7,267	$ 121
Titanium Metals Corp	3,792	57			$ 601
Vulcan Materials Co	5,861	161
		$ 3,399	Pharmaceuticals - 5.11%
			Abbott Laboratories	70,603	3,611
Miscellaneous Manufacturing - 3.22%			Allergan Inc/United States	13,948	1,149
3M Co	32,183	2,310	AmerisourceBergen Corp	12,213	455
Danaher Corp	25,809	1,083	Bristol-Myers Squibb Co	77,365	2,428
Dover Corp	8,438	393	Cardinal Health Inc	15,630	654
Eaton Corp	15,471	549	Cephalon Inc (a)	3,535	285
General Electric Co	480,806	7,328	Eli Lilly & Co	46,209	1,708
Honeywell International Inc	35,489	1,558	Express Scripts Inc (a)	22,144	821
Illinois Tool Works Inc	22,289	927	Forest Laboratories Inc (a)	12,453	383
Ingersoll-Rand PLC	15,012	422	McKesson Corp	11,172	812
ITT Corp	8,405	353	Mead Johnson Nutrition Co	9,250	637
Leggett & Platt Inc	6,422	127	Medco Health Solutions Inc (a)	17,487	820
Pall Corp	5,276	224	Merck & Co Inc	139,738	4,571
Parker Hannifin Corp	7,033	444	Mylan Inc/PA (a)	19,334	329
Textron Inc	12,579	222	Pfizer Inc (b)	353,886	6,257
		$ 15,940	Watson Pharmaceuticals Inc (a)	5,706	389

Office & Business Equipment - 0.12%					$ 25,309
Pitney Bowes Inc	9,169	172	Pipelines - 0.46%
Xerox Corp	63,658	444	El Paso Corp	34,937	611
		$ 616	Oneok Inc	4,696	310
			Spectra Energy Corp	29,495	723
Oil & Gas - 8.82%			Williams Cos Inc	26,711	650
Anadarko Petroleum Corp	22,579	1,424			$ 2,294
Apache Corp	17,414	1,397
Cabot Oil & Gas Corp	4,739	293	Publicly Traded Investment Fund - 1.19%
Chesapeake Energy Corp	29,974	766	iShares S&P 500 Index Fund/US	51,910	5,902
Chevron Corp	90,850	8,405
ConocoPhillips	62,277	3,943
Denbury Resources Inc (a)	18,250	210	Real Estate - 0.04%
			CB Richard Ellis Group Inc (a)	14,746	198
Devon Energy Corp	18,891	1,047
Diamond Offshore Drilling Inc	3,153	173
EOG Resources Inc	12,184	865	REITS - 1.64%
EQT Corp	6,779	362	Apartment Investment & Management Co	5,479	121
Exxon Mobil Corp (b)	220,534	16,017	AvalonBay Communities Inc	4,266	487
Helmerich & Payne Inc	4,857	197	Boston Properties Inc	6,663	594
Hess Corp	13,720	720	Equity Residential	13,448	698
Marathon Oil Corp	32,386	699	HCP Inc	18,469	647
Marathon Petroleum Corp	16,170	438	Health Care REIT Inc	8,049	377
Murphy Oil Corp	8,777	388	Host Hotels & Resorts Inc	32,029	350
Nabors Industries Ltd (a)	13,040	160	Kimco Realty Corp	18,460	277
Newfield Exploration Co (a)	6,001	238	Plum Creek Timber Co Inc	7,347	255
Noble Corp (a)	11,448	336	ProLogis Inc	20,819	505
Noble Energy Inc	8,006	567	Public Storage Inc	6,425	715
Occidental Petroleum Corp	36,865	2,636	Simon Property Group Inc	13,317	1,465
Pioneer Natural Resources Co	5,297	348	Ventas Inc	13,059	645
QEP Resources Inc	8,024	217	Vornado Realty Trust	8,365	624
Range Resources Corp	7,305	427	Weyerhaeuser Co	24,433	380
Rowan Cos Inc (a)	5,780	175			$ 8,140
Southwestern Energy Co (a)	15,784	526
Sunoco Inc	4,895	152	Retail - 5.81%
Tesoro Corp (a)	6,526	127	Abercrombie & Fitch Co	3,943	243
			AutoNation Inc (a)	2,248	74
Valero Energy Corp	25,951	461	AutoZone Inc (a)	1,320	421
		$ 43,714	Bed Bath & Beyond Inc (a)	11,098	636
Oil & Gas Services - 1.55%			Best Buy Co Inc	13,737	320
Baker Hughes Inc	19,785	913	Big Lots Inc (a)	2,973	103
Cameron International Corp (a)	11,116	462	CarMax Inc (a)	10,263	245
FMC Technologies Inc (a)	10,894	410	Chipotle Mexican Grill Inc (a)	1,422	431
Halliburton Co	41,713	1,273	Costco Wholesale Corp	19,858	1,631
National Oilwell Varco Inc	19,217	984	CVS Caremark Corp	60,999	2,048
Schlumberger Ltd	61,204	3,656	Darden Restaurants Inc	6,105	261
		$ 7,698	Family Dollar Stores Inc	5,454	277
			GameStop Corp (a)	6,308	146
Packaging & Containers - 0.12%			Gap Inc/The	15,736	256
Ball Corp	7,418	230	Home Depot Inc	70,953	2,332
Bemis Co Inc	4,690	137	JC Penney Co Inc	6,483	174
Owens-Illinois Inc (a)	7,448	113
			Kohl's Corp	12,750	626

See accompanying notes

79

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Retail (continued)			Telecommunications (continued)
Lowe's Cos Inc	57,174	$ 1,106	Juniper Networks Inc (a)	24,175	$ 417
Ltd Brands Inc	11,231	432	MetroPCS Communications Inc (a)	13,298	116
Macy's Inc	19,373	510	Motorola Mobility Holdings Inc (a)	11,864	448
McDonald's Corp	46,798	4,110	Motorola Solutions Inc	13,696	574
Nordstrom Inc	7,425	339	Qualcomm Inc	76,189	3,705
O'Reilly Automotive Inc (a)	6,166	411	Sprint Nextel Corp (a)	135,820	413
Ross Stores Inc	5,243	413	Tellabs Inc	16,550	71
Sears Holdings Corp (a)	1,746	100	Verizon Communications Inc	128,388	4,725
Staples Inc	32,167	428	Windstream Corp	23,131	270
Starbucks Corp	33,841	1,262			$ 25,607
Target Corp	30,627	1,502
Tiffany & Co	5,773	351	Textiles - 0.03%
TJX Cos Inc	17,280	958	Cintas Corp	5,058	142
Urban Outfitters Inc (a)	5,376	120
Walgreen Co	41,068	1,351	Toys, Games & Hobbies - 0.12%
Wal-Mart Stores Inc	79,729	4,138	Hasbro Inc	5,485	179
Yum! Brands Inc	21,065	1,040	Mattel Inc	15,553	402
		$ 28,795			$ 581

Savings & Loans - 0.07%			Transportation - 1.71%
Hudson City Bancorp Inc	23,926	135	CH Robinson Worldwide Inc	7,480	512
People's United Financial Inc	17,077	195	CSX Corp	49,679	928
		$ 330	Expeditors International of Washington Inc	9,620	390
			FedEx Corp	14,380	973
Semiconductors - 2.21%			Norfolk Southern Corp	15,774	963
Advanced Micro Devices Inc (a)	26,340	134	Ryder System Inc	2,319	87
Altera Corp	14,696	463	Union Pacific Corp	22,139	1,808
Analog Devices Inc	13,582	424
Applied Materials Inc	59,760	619	United Parcel Service Inc	44,486	2,809
Broadcom Corp	21,840	727			$ 8,470
Intel Corp	238,173	5,080	TOTAL COMMON STOCKS		$ 472,903
KLA-Tencor Corp	7,575	290		Maturity
Linear Technology Corp	10,337	286	REPURCHASE AGREEMENTS - 4.25%	Amount (000's)	Value (000's)
LSI Corp (a)	25,984	135	Banks - 4.25%
MEMC Electronic Materials Inc (a)	10,452	55	Investment in Joint Trading Account; Credit	$ 5,424	$ 5,424
Microchip Technology Inc	8,645	269	Suisse Repurchase Agreement; 0.04%
Micron Technology Inc (a)	45,538	229	dated 09/30/11 maturing 10/03/11
Novellus Systems Inc (a)	3,158	86	(collateralized by US Government
NVIDIA Corp (a)	27,384	342	Securities; $5,532,139; 1.00% - 3.13%;
Teradyne Inc (a)	8,445	93	dated 04/30/12 - 09/30/13)
Texas Instruments Inc	52,403	1,397	Investment in Joint Trading Account; Deutsche	1,705	1,705
Xilinx Inc	12,027	330	Bank Repurchase Agreement; 0.05% dated
		$ 10,959	09/30/11 maturing 10/03/11 (collateralized
Software - 3.80%			by US Government Securities; $1,738,673;
Adobe Systems Inc (a)	22,401	542	0.00% - 5.00%; dated 11/07/11 - 11/17/17)
Autodesk Inc (a)	10,379	288	Investment in Joint Trading Account; JP	6,198	6,198
BMC Software Inc (a)	7,961	307	Morgan Repurchase Agreement; 0.01%
CA Inc	17,169	333	dated 09/30/11 maturing 10/03/11
Cerner Corp (a)	6,594	452	(collateralized by US Government
Citrix Systems Inc (a)	8,540	466	Securities; $6,322,445; 0.00% - 6.90%;
Compuware Corp (a)	9,915	76	dated 11/21/11 - 10/20/26)
Dun & Bradstreet Corp	2,231	137	Investment in Joint Trading Account; Merrill	7,748	7,748
Electronic Arts Inc (a)	15,163	310	Lynch Repurchase Agreement; 0.02%
Fidelity National Information Services Inc	11,242	273	dated 09/30/11 maturing 10/03/11
Fiserv Inc (a)	6,420	326	(collateralized by US Government
Intuit Inc	13,789	654	Securities; $7,903,056; 0.00% - 8.63%;
Microsoft Corp	338,216	8,418	dated 10/13/11 - 04/01/56)
Oracle Corp	179,212	5,151			$ 21,075
Red Hat Inc (a)	8,755	370	TOTAL REPURCHASE AGREEMENTS		$ 21,075
Salesforce.com Inc (a)	6,146	702	Total Investments		$ 493,978
		$ 18,805	Other Assets in Excess of Liabilities, Net - 0.28%		$ 1,404
			TOTAL NET ASSETS - 100.00%		$ 495,382
Telecommunications - 5.17%
American Tower Corp (a)	17,951	966
AT&T Inc	268,789	7,666	(a) Non-Income Producing Security
CenturyLink Inc	27,961	926	(b) Security or a portion of the security was pledged to cover margin
Cisco Systems Inc	249,475	3,864	requirements for futures contracts. At the end of the period, the value of
Corning Inc	71,262	881	these securities totaled $2,939 or 0.59% of net assets.
Frontier Communications Corp	45,141	276
Harris Corp	5,452	186
JDS Uniphase Corp (a)	10,345	103

See accompanying notes

80

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2011 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 45,004
Unrealized Depreciation		(71,440)
Net Unrealized Appreciation (Depreciation)	$ (26,436)
Cost for federal income tax purposes	$ 520,414

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		21 .75%
Financial		16 .91%
Technology		13 .19%
Energy		11 .05%
Communications		10 .97%
Industrial		9 .71%
Consumer, Cyclical		8 .18%
Utilities		3 .68%
Basic Materials		3 .05%
Exchange Traded Funds		1 .19%
Diversified		0 .04%
Other Assets in Excess of Liabilities, Net		0 .28%
TOTAL NET ASSETS		100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; December 2011	Long	58	$ 3,318	$ 3,265	$ (53)
$ (53)

All dollar amounts are shown in thousands (000's)

See accompanying notes

81

Schedule of Investments LargeCap Value Account September 30, 2011 (unaudited)

COMMON STOCKS - 98.71%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Aerospace & Defense - 2.15%			Gas - 0.92%
General Dynamics Corp	22,551	$ 1,283	NiSource Inc	76,447	$ 1,634
United Technologies Corp	36,424	2,563

		$ 3,846	Healthcare - Products - 0.68%
Agriculture - 2.55%			Johnson & Johnson	18,986	1,210
Lorillard Inc	26,197	2,900
Philip Morris International Inc	26,435	1,649	Healthcare - Services - 4.77%
		$ 4,549	Aetna Inc	65,393	2,377
Airlines - 0.56%			Humana Inc	30,956	2,252
Southwest Airlines Co	124,087	998	UnitedHealth Group Inc	84,284	3,887
					$ 8,516

Apparel - 1.10%			Insurance - 8.00%
VF Corp	16,130	1,960	ACE Ltd	47,200	2,860
			Berkshire Hathaway Inc - Class B (a)	7,912	562
			Chubb Corp/The	41,373	2,482
Automobile Manufacturers - 0.38%			Lincoln National Corp	70,649	1,104
Navistar International Corp (a)	21,263	683
			MetLife Inc	88,859	2,489
			Protective Life Corp	81,378	1,272
Automobile Parts & Equipment - 0.77%			Prudential Financial Inc	40,276	1,888
TRW Automotive Holdings Corp (a)	42,014	1,375	Reinsurance Group of America Inc	35,122	1,614
					$ 14,271

Banks - 9.87%			Internet - 2.31%
Capital One Financial Corp	63,663	2,523	IAC/InterActiveCorp (a)	53,185	2,103
East West Bancorp Inc	87,139	1,299	Symantec Corp (a)	123,803	2,018
JP Morgan Chase & Co	202,222	6,091			$ 4,121
M&T Bank Corp	26,857	1,877
US Bancorp	144,073	3,391	Machinery - Diversified - 0.79%
			AGCO Corp (a)	40,577	1,403
Wells Fargo & Co	101,058	2,438
		$ 17,619
			Media - 3.71%
Beverages - 1.35%			CBS Corp	84,264	1,717
Constellation Brands Inc (a)	133,680	2,406	Comcast Corp - Class A	189,449	3,959
			Viacom Inc	24,561	952
Chemicals - 1.04%					$ 6,628
CF Industries Holdings Inc	15,092	1,862
			Mining - 0.50%
			Freeport-McMoRan Copper & Gold Inc	29,631	902
Computers - 2.86%
Accenture PLC - Class A	26,115	1,376
Apple Inc (a)	5,113	1,949	Miscellaneous Manufacturing - 2.01%
			General Electric Co (b)	235,933	3,596
Western Digital Corp (a)	69,166	1,779
		$ 5,104

Cosmetics & Personal Care - 1.39%			Oil & Gas - 10.17%
Procter & Gamble Co	39,338	2,485	Anadarko Petroleum Corp	33,518	2,113
			Chevron Corp	94,762	8,768
			Exxon Mobil Corp	29,629	2,152
Diversified Financial Services - 2.19%			HollyFrontier Corp	33,330	874
Ameriprise Financial Inc	37,352	1,470	Marathon Petroleum Corp	56,763	1,536
Discover Financial Services	106,133	2,435	Noble Energy Inc	22,608	1,601
		$ 3,905	Occidental Petroleum Corp	15,472	1,106

Electric - 7.09%					$ 18,150
CMS Energy Corp	89,022	1,762	Oil & Gas Services - 1.26%
Duke Energy Corp	57,009	1,140	Halliburton Co	32,424	990
Entergy Corp	23,037	1,527	National Oilwell Varco Inc	24,493	1,254
FirstEnergy Corp	64,162	2,881			$ 2,244
NRG Energy Inc (a)	73,803	1,565
PPL Corp	84,950	2,424	Pharmaceuticals - 8.23%
Southern Co	31,852	1,350	Cardinal Health Inc	41,085	1,721
		$ 12,649	Eli Lilly & Co	37,459	1,385
			Endo Pharmaceuticals Holdings Inc (a)	58,670	1,642
Electronics - 1.27%			Forest Laboratories Inc (a)	72,619	2,236
Tyco International Ltd	55,631	2,267	Pfizer Inc	435,480	7,699
					$ 14,683

Food - 2.02%			REITS - 3.58%
Smithfield Foods Inc (a)	83,181	1,622	Camden Property Trust	32,616	1,802
Tyson Foods Inc	114,764	1,992	Essex Property Trust Inc	10,111	1,214
		$ 3,614	Rayonier Inc	52,816	1,943
			Simon Property Group Inc	13,016	1,432
					$ 6,391

See accompanying notes

82

Schedule of Investments
LargeCap Value Account
September 30, 2011 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax
COMMON STOCKS (continued)	Shares Held	Value (000's)	cost of investments held as of the period end were as follows:
Retail - 3.97%
Macy's Inc	44,737	$ 1,178	Unrealized Appreciation	$ 6,709
Signet Jewelers Ltd	41,056	1,388	Unrealized Depreciation	(26,097)
Walgreen Co	22,787	749	Net Unrealized Appreciation (Depreciation)	$ (19,388)
Wal-Mart Stores Inc	72,527	3,764	Cost for federal income tax purposes	$ 197,515
		$ 7,079
			All dollar amounts are shown in thousands (000's)
Semiconductors - 0.76%
Intel Corp	63,438	1,353	Portfolio Summary (unaudited)
			Sector	Percent
Software - 1.56%			Financial	24 .72%
CA Inc	79,165	1,537	Consumer, Non-cyclical	20 .99%
Oracle Corp	43,180	1,241	Communications	13 .00%
		$ 2,778	Energy	11 .43%
			Utilities	9 .11%
Telecommunications - 6.98%			Industrial	7 .04%
AT&T Inc	228,836	6,527	Consumer, Cyclical	6 .78%
Cisco Systems Inc	80,787	1,251	Technology	5 .18%
Motorola Solutions Inc	31,310	1,312	Basic Materials	1 .55%
Verizon Communications Inc	91,750	3,376	Other Assets in Excess of Liabilities, Net	0 .20%
		$ 12,466	TOTAL NET ASSETS	100.00%
Transportation - 0.82%
CSX Corp	78,637	1,468

Water - 1.10%
American Water Works Co Inc	65,167	1,967

TOTAL COMMON STOCKS		$ 176,182
	Maturity
REPURCHASE AGREEMENTS - 1.09%	Amount (000's)	Value (000's)

Banks - 1.09%
Investment in Joint Trading Account; Credit	$ 501	$ 501
Suisse Repurchase Agreement; 0.04%
dated 09/30/11 maturing 10/03/11
(collateralized by US Government
Securities; $510,588; 1.00% - 3.13%; dated
04/30/12 - 09/30/13)
Investment in Joint Trading Account; Deutsche	157	157
Bank Repurchase Agreement; 0.05% dated
09/30/11 maturing 10/03/11 (collateralized
by US Government Securities; $160,470;
0.00% - 5.00%; dated 11/07/11 - 11/17/17)
Investment in Joint Trading Account; JP	572	572
Morgan Repurchase Agreement; 0.01%
dated 09/30/11 maturing 10/03/11
(collateralized by US Government
Securities; $583,529; 0.00% - 6.90%; dated
11/21/11 - 10/20/26)
Investment in Joint Trading Account; Merrill	715	715
Lynch Repurchase Agreement; 0.02%
dated 09/30/11 maturing 10/03/11
(collateralized by US Government
Securities; $729,411; 0.00% - 8.63%; dated
10/13/11 - 04/01/56)
		$ 1,945
TOTAL REPURCHASE AGREEMENTS		$ 1,945
Total Investments		$ 178,127
Other Assets in Excess of Liabilities, Net - 0.20%		$ 359
TOTAL NET ASSETS - 100.00%		$ 178,486

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,067 or 0.60% of net assets.

See accompanying notes

83

Schedule of Investments
LargeCap Value Account
September 30, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; December 2011	Long	25 $	1,483	$ 1,408	$ (75)
					$ (75)
All dollar amounts are shown in thousands (000's)

See accompanying notes

84

Schedule of Investments MidCap Blend Account September 30, 2011 (unaudited)

COMMON STOCKS - 98.20%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Advertising - 0.67%			Healthcare - Products (continued)
Lamar Advertising Co (a)	193,513	$ 3,295	St Jude Medical Inc	63,171	$ 2,286
					$ 16,302

Banks - 2.20%			Healthcare - Services - 5.18%
CIT Group Inc (a)	189,260	5,748	Coventry Health Care Inc (a)	163,269	4,704
M&T Bank Corp	71,836	5,021	Laboratory Corp of America Holdings (a)	150,374	11,887
		$ 10,769	Lincare Holdings Inc	176,898	3,980

Beverages - 1.19%			Quest Diagnostics Inc	97,785	4,827
Molson Coors Brewing Co	146,898	5,819			$ 25,398
			Holding Companies - Diversified - 0.73%
Building Materials - 0.41%			Leucadia National Corp	158,338	3,591
Martin Marietta Materials Inc	31,478	1,990
			Insurance - 13.17%
			Alleghany Corp (a)	6,467	1,866
Chemicals - 1.00%
Airgas Inc	57,942	3,698	Aon Corp	170,323	7,150
			Arch Capital Group Ltd (a)	85,737	2,802
Ecolab Inc	25,035	1,224
		$ 4,922	Brown & Brown Inc	267,647	4,764
			Everest Re Group Ltd	28,916	2,295
Commercial Services - 5.99%			Fairfax Financial Holdings Ltd	8,000	3,067
Ascent Capital Group Inc (a)	56,569	2,224	Loews Corp	370,894	12,814
Iron Mountain Inc	584,400	18,479	Markel Corp (a)	30,227	10,795
Live Nation Entertainment Inc (a)	195,158	1,563	Marsh & McLennan Cos Inc	187,848	4,986
Macquarie Infrastructure Co LLC	70,043	1,572	Progressive Corp/The	276,703	4,914
SAIC Inc (a)	468,598	5,534	White Mountains Insurance Group Ltd	13,577	5,509
		$ 29,372	Willis Group Holdings PLC	103,519	3,558

Consumer Products - 2.50%					$ 64,520
Clorox Co/The	110,817	7,350	Internet - 2.67%
Fortune Brands Inc	90,439	4,891	Liberty Interactive Corp (a)	496,224	7,329
		$ 12,241	VeriSign Inc	201,457	5,764

Distribution & Wholesale - 0.36%					$ 13,093
Fastenal Co	53,423	1,778	Media - 7.26%
			Discovery Communications Inc - C Shares (a)	274,143	9,636
			Liberty Global Inc - A Shares (a)	181,189	6,555
Diversified Financial Services - 3.53%			Liberty Global Inc - B Shares (a)	76,962	2,664
Ameriprise Financial Inc	85,093	3,349	Liberty Media Corp - Liberty Capital (a)	203,542	13,458
BlackRock Inc	42,472	6,286	Liberty Media Corp - Liberty Starz (a)	51,330	3,263
Charles Schwab Corp/The	419,024	4,723
CME Group Inc	11,948	2,944			$ 35,576
		$ 17,302	Mining - 2.88%
			Franco-Nevada Corp (a)	288,921	10,452
Electric - 1.30%			Royal Gold Inc	56,915	3,646
Brookfield Infrastructure Partners LP	101,508	2,471
Calpine Corp (a)	277,001	3,900			$ 14,098
		$ 6,371	Miscellaneous Manufacturing - 0.47%
Electronics - 2.49%			ITT Corp	54,221	2,277
Gentex Corp	300,405	7,224
Tyco International Ltd	121,884	4,967	Oil & Gas - 4.75%
		$ 12,191	Cimarex Energy Co	65,317	3,638
			EOG Resources Inc	116,355	8,263
Energy - Alternate Sources - 1.78%			EQT Corp	163,307	8,714
Covanta Holding Corp	575,605	8,743	Nabors Industries Ltd (a)	215,349	2,640
					$ 23,255
Entertainment - 0.73%
International Game Technology	247,219	3,592	Pharmaceuticals - 1.71%
			Mead Johnson Nutrition Co	67,341	4,635
			Valeant Pharmaceuticals International Inc	101,340	3,762
Food - 1.48%					$ 8,397
Sara Lee Corp	229,949	3,760
Sysco Corp	134,326	3,479	Pipelines - 2.55%
		$ 7,239	El Paso Corp	157,062	2,746
			Williams Cos Inc	400,292	9,743
Gas - 1.25%					$ 12,489
National Fuel Gas Co	61,004	2,970
Questar Corp	178,773	3,166	Private Equity - 1.33%
			Onex Corp (a)	205,934	6,495
		$ 6,136

Healthcare - Products - 3.33%
Becton Dickinson and Co	76,339	5,597	Real Estate - 3.66%
			Brookfield Asset Management Inc	476,675	13,132
CR Bard Inc	44,272	3,876	Forest City Enterprises Inc (a)	323,638	3,450
DENTSPLY International Inc	148,017	4,543

See accompanying notes

85

Schedule of Investments
MidCap Blend Account
September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	REPURCHASE AGREEMENTS	Maturity

Real Estate (continued)			(continued)	Amount (000's)	Value (000's)
Howard Hughes Corp/The (a)	32,533	$ 1,370	Banks (continued)
		$ 17,952	Investment in Joint Trading Account; Merrill	$ 2,051	$ 2,051
			Lynch Repurchase Agreement; 0.02%
REITS - 1.70%			dated 09/30/11 maturing 10/03/11
General Growth Properties Inc	499,749	6,047	(collateralized by US Government
Vornado Realty Trust	30,677	2,289	Securities; $2,091,729; 0.00% - 8.63%;
		$ 8,336	dated 10/13/11 - 04/01/56)
Retail - 9.59%					$ 5,578
AutoZone Inc (a)	15,930	5,084	TOTAL REPURCHASE AGREEMENTS		$ 5,578
Copart Inc (a)	102,046	3,992	Total Investments		$ 486,841
Dollar General Corp (a)	116,075	4,383	Other Assets in Excess of Liabilities, Net - 0.66%		$ 3,248
JC Penney Co Inc	122,993	3,294	TOTAL NET ASSETS - 100.00%		$ 490,089
O'Reilly Automotive Inc (a)	229,264	15,276
TJX Cos Inc	208,198	11,549
Yum! Brands Inc	69,494	3,432	(a) Non-Income Producing Security
		$ 47,010

Savings & Loans - 0.20%
BankUnited Inc	48,109	999	Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax
			cost of investments held as of the period end were as follows:
Semiconductors - 1.22%
Microchip Technology Inc	191,799	5,967	Unrealized Appreciation		$ 62,024
			Unrealized Depreciation		(47,455)
Software - 4.18%			Net Unrealized Appreciation (Depreciation)		$ 14,569
Broadridge Financial Solutions Inc	148,862	2,998	Cost for federal income tax purposes		$ 472,272
Dun & Bradstreet Corp	85,737	5,252
Fidelity National Information Services Inc	227,978	5,545	All dollar amounts are shown in thousands (000's)
Intuit Inc	141,340	6,705
		$ 20,500	Portfolio Summary (unaudited)
			Sector		Percent
Telecommunications - 3.49%			Financial		26 .93%
American Tower Corp (a)	105,946	5,700	Consumer, Non-cyclical		21 .38%
EchoStar Holding Corp (a)	163,325	3,693	Communications		14 .09%
Motorola Solutions Inc	103,241	4,326	Consumer, Cyclical		11 .93%
Telephone & Data Systems Inc - Special	171,847	3,397	Energy		9 .08%
Shares			Technology		5 .40%
		$ 17,116	Basic Materials		3 .88%
Textiles - 1.25%			Industrial		3 .37%
Cintas Corp	134,195	3,776	Utilities		2 .55%
Mohawk Industries Inc (a)	54,897	2,356	Diversified		0 .73%
		$ 6,132	Other Assets in Excess of Liabilities, Net		0 .66%
TOTAL COMMON STOCKS		$ 481,263	TOTAL NET ASSETS		100.00%
	Maturity
REPURCHASE AGREEMENTS - 1.14%	Amount (000's)	Value (000's)

Banks - 1.14%
Investment in Joint Trading Account; Credit	$ 1,436	$ 1,435
Suisse Repurchase Agreement; 0.04%
dated 09/30/11 maturing 10/03/11
(collateralized by US Government
Securities; $1,464,210; 1.00% - 3.13%;
dated 04/30/12 - 09/30/13)
Investment in Joint Trading Account; Deutsche	451	451
Bank Repurchase Agreement; 0.05% dated
09/30/11 maturing 10/03/11 (collateralized
by US Government Securities; $460,180;
0.00% - 5.00%; dated 11/07/11 - 11/17/17)
Investment in Joint Trading Account; JP	1,641	1,641
Morgan Repurchase Agreement; 0.01%
dated 09/30/11 maturing 10/03/11
(collateralized by US Government
Securities; $1,673,383; 0.00% - 6.90%;
dated 11/21/11 - 10/20/26)

See accompanying notes

86

Schedule of Investments
Money Market Account
September 30, 2011 (unaudited)

INVESTMENT COMPANIES - 3.15%	Shares Held	Value (000's)		Principal

Publicly Traded Investment Fund - 3.15%			MUNICIPAL BONDS - 9.93%	Amount (000's)	Value (000's)
BlackRock Liquidity Funds TempFund	5,020,000	$ 5,020	California - 0.44%
Portfolio			California Statewide Communities
STIT - Liquid Assets Portfolio	5,120,000	5,120	Development Authority FANNIE MAE
		$ 10,140	0.23%, 10/07/2011	$ 750	$ 750
TOTAL INVESTMENT COMPANIES		$ 10,140	San Jose Redevelopment Agency JP
	Principal		MORGAN CHASE & CO
BONDS - 7.26%	Amount (000's)	Value (000's)	0.18%, 10/07/2011	665	665
					$ 1,415
Automobile Asset Backed Securities - 2.56%
AmeriCredit Automobile Receivables Trust			Colorado - 0.62%
0.28%, 07/09/2012	$ 769	$ 769	City of Colorado Springs CO BANK OF
BMW Vehicle Owner Trust			AMERICA
0.31%, 09/25/2012	1,400	1,400	0.22%, 10/07/2011	2,000	2,000
CarMax Auto Owner Trust
0.33%, 03/15/2012(a)	175	176
			Connecticut - 0.43%
Ford Credit Auto Lease Trust			Connecticut Housing Finance
0.26%, 07/15/2012	305	305	Authority FEDERAL HOME LOAN BANK
Honda Auto Receivables Owner Trust			0.18%, 10/07/2011	1,380	1,380
0.32%, 03/15/2012(a)	363	363
Huntington Auto Trust
0.36%, 09/17/2012(b)	1,600	1,600	Illinois - 0.22%
Hyundai Auto Lease Securitization Trust			Memorial Health System/IL JP MORGAN
2011-A			CHASE & CO
0.31%, 08/15/2012(b)	1,167	1,167	0.18%, 10/07/2011	700	700
Mercedes-Benz Auto Receivables Trust
0.22%, 07/16/2012	1,037	1,037	Indiana - 0.12%
Nissan Auto Lease Trust			Ball State University Foundation Inc US
0.23%, 07/16/2012	660	660	BANK
Santander Drive Auto Receivables Trust			0.18%, 10/03/2011	400	400
0.31%, 05/15/2012	592	592
World Omni Automobile Lease Securitization
Trust			Iowa - 0.37%
0.30%, 04/16/2012	185	185	Iowa Finance Authority FHLB 100%,
		$ 8,254	FANNIE MAE 78.25% AND GINNE MAE
			21.75%
Banks - 1.24%			0.18%, 10/07/2011	1,200	1,200
JP Morgan Chase Bank NA
0.27%, 10/19/2012(a)	2,000	2,000
0.37%, 10/09/2012(a)	2,000	2,000	Michigan - 0.16%
		$ 4,000	Calvin College JP MORGAN CHASE & CO
			0.22%, 10/07/2011	500	500
Diversified Financial Services - 0.62%
MetLife
0.49%, 08/16/2012(a),(c)	2,000	2,000	Minnesota - 0.17%
			Minnesota Housing Finance Agency STATE
			STREET BANK & TRUST
Insurance - 0.62%			0.22%, 10/07/2011	550	550
New York Life Capital Corp
0.25%, 07/27/2012(a),(c)	2,000	2,000
			Mississippi - 0.62%
			Mississippi Business Finance Corp BANK OF
Other Asset Backed Securities - 1.53%			AMERICA
CNH Equipment Trust			0.36%, 10/07/2011	2,000	2,000
0.38%, 10/12/2012	1,400	1,400
GE Equipment Midticket LLC
0.43%, 10/22/2012(d)	1,000	1,000	New Mexico - 0.62%
GE Equipment Transportation LLC			City of Las Cruces NM WELLS FARGO
0.29%, 07/20/2012	685	685	0.22%, 10/07/2011	800	800
John Deere Owner Trust			Village of Los Lunas NM WELLS FARGO
0.31%, 05/11/2012	802	802	0.22%, 10/07/2011	1,200	1,200
Macquarie Equipment Funding Trust					$ 2,000
0.43%, 03/20/2012(a),(b)	376	375
			New York - 3.70%
MMAF Equipment Finance LLC			Housing Development Corp/NY FANNIE
0.32%, 08/15/2012(b)	676	676
			MAE
		$ 4,938	0.17%, 10/07/2011	2,350	2,350
Pharmaceuticals - 0.69%			Housing Development Corp/NY FREDDIE
Sanofi-Aventis SA			MAC
0.41%, 03/28/2012(a)	2,200	2,200	0.17%, 10/07/2011	1,175	1,175
			Housing Development Corp/NY HESSEN
TOTAL BONDS		$ 23,392	LANDES BANK
			0.30%, 10/07/2011	2,100	2,100

See accompanying notes

87

Schedule of Investments Money Market Account September 30, 2011 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	COMMERCIAL PAPER - 73.92%	Amount (000's)	Value (000's)

New York (continued)			Automobile Manufacturers - 0.47%
Housing Development Corp/NY JP			BMW US Capital Corp BMW AG
MORGAN CHASE & CO			0.33%, 11/02/2011(b)	$ 1,500	$ 1,499
0.18%, 10/07/2011	$ 835	$ 835
New York State Housing Finance
Agency FANNIE MAE			Banks - 23.14%
0.18%, 10/07/2011	900	900	Bank of Nova Scotia/New York
0.20%, 10/07/2011	1,700	1,700	0.24%, 11/10/2011	2,000	1,999
			0.24%, 11/18/2011	2,000	1,999
0.23%, 10/07/2011	1,560	1,560	Bank of Tokyo-Mitsubishi UFJ Ltd/New York
New York State Housing Finance
Agency FREDDIE MAC			NY
			0.13%, 10/06/2011	2,000	2,000
0.18%, 10/07/2011	1,300	1,300	0.23%, 10/26/2011	2,000	2,000
		$ 11,920	0.23%, 11/17/2011	2,200	2,199
North Carolina - 0.12%			Commonwealth Bank of Australia
Rowan County Industrial Facilities & Pollution			0.19%, 10/24/2011(b),(e)	1,700	1,700
Control Financing Authority WELLS FARGO			0.30%, 01/17/2012(b),(e)	2,000	1,998
0.27%, 10/07/2011	370	370	0.38%, 02/23/2012(b),(e)	2,200	2,197
			Deutsche Bank Financial LLC DEUTSCHE
			BANK
Ohio - 0.31%			0.25%, 10/21/2011	2,000	2,000
Ohio Higher Educational Facility			DnB NOR Bank ASA
Commission US BANK			0.27%, 10/28/2011(b),(e)	1,600	1,600
0.21%, 10/07/2011	1,000	1,000	0.30%, 12/12/2011(b),(e)	2,000	1,999
			Goldman Sachs Group Inc/The
Pennsylvania - 0.74%			0.30%, 10/19/2011	1,800	1,800
City of Reading PA WELLS FARGO			0.35%, 01/03/2012	2,000	1,998
0.22%, 10/07/2011	600	600	0.38%, 01/06/2012	2,000	1,998
Luzerne County Industrial Development			0.55%, 03/01/2012	2,000	1,995
Authority WELLS FARGO			HSBC USA Inc
0.27%, 10/07/2011	1,040	1,040	0.18%, 11/28/2011	2,200	2,199
Montgomery County Industrial Development			Mizuho Funding LLC MIZUHO CORP
Authority/PA JP MORGAN CHASE & CO			BANK
0.37%, 10/07/2011	750	750	0.26%, 10/07/2011(b)	2,000	2,000
		$ 2,390	0.26%, 10/21/2011(b)	2,000	2,000
			0.26%, 11/04/2011(b)	2,000	2,000
Rhode Island - 0.59%			National Australia Funding Delaware
Rhode Island Student Loan Authority STATE			Inc NATIONAL AUSTRALIA BANK
STREET BANK			0.18%, 10/03/2011(b)	2,000	2,000
0.16%, 10/07/2011	1,900	1,900	0.25%, 12/12/2011(b)	2,000	1,999
			0.30%, 01/03/2012(b)	2,200	2,198
Texas - 0.31%			Oversea-Chinese Banking Corp Ltd
South Central Texas Industrial Development			0.30%, 12/06/2011(e)	2,200	2,199
Corp JP MORGAN CHASE & CO			0.31%, 11/29/2011(e)	2,200	2,199
0.18%, 10/07/2011	1,000	1,000	0.35%, 12/07/2011(e)	1,500	1,499
			0.36%, 12/28/2011(e)	2,000	1,998
			Skandinaviska Enskilda Banken AB
Washington - 0.39%			0.29%, 10/19/2011(b),(e)	1,500	1,500
Washington State Housing Finance			Standard Chartered Bank/New York
Commission BANK OF AMERICA			0.19%, 10/07/2011(b)	1,500	1,500
0.53%, 10/07/2011	460	460	0.20%, 10/17/2011(b)	2,400	2,400
Washington State Housing Finance			Sumitomo Mitsui Banking Corp
Commission WELLS FARGO			0.23%, 10/12/2011(b),(e)	2,000	2,000
0.26%, 10/07/2011	800	800	0.24%, 10/04/2011(b),(e)	1,800	1,800
		$ 1,260	0.27%, 11/09/2011(b),(e)	2,000	1,999
TOTAL MUNICIPAL BONDS		$ 31,985	Toronto-Dominion Holdings USA
	Maturity		Inc TORONTO DOMINION BANK
REPURCHASE AGREEMENTS - 5.90%	Amount (000's)	Value (000's)	0.17%, 10/07/2011(b)	2,100	2,100
			0.32%, 02/15/2012(b)	1,000	999
Banks - 5.90%
Credit Suisse Repurchase Agreement; 0.04%	$ 15,000	$ 15,000	Union Bank NA
dated 09/30/11 maturing 10/03/11			0.18%, 10/11/2011	2,000	2,000
(collateralized by US Government Security;			0.20%, 11/17/2011	2,000	1,999
$15,300,000; 4.50%; dated 02/15/36)			0.31%, 02/14/2012	2,500	2,497
Deutsche Bank Repurchase Agreement; 0.05%	4,000	4,000	Westpac Banking Corp
			0.25%, 12/08/2011(b),(e)	2,000	1,999
dated 09/30/11 maturing 10/03/11
(collateralized by US Government Security;					$ 74,566
$4,080,000; 2.00%; dated 12/09/14)			Commercial Services - 0.47%
		$ 19,000	Salvation Army/United States
TOTAL REPURCHASE AGREEMENTS		$ 19,000	0.20%, 11/22/2011	1,500	1,500

See accompanying notes

88

Schedule of Investments Money Market Account September 30, 2011 (unaudited)

	Principal			Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value (000's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value (000's)

Computers - 1.80%			Diversified Financial Services (continued)
Hewlett-Packard Co			Sheffield Receivables Corp
0.15%, 10/17/2011(b)	$ 2,000	$ 2,000	0.05%, 10/03/2011(b)	$ 4,000	$ 4,000
0.15%, 11/01/2011(b)	1,800	1,800	0.17%, 10/14/2011(b)	2,000	2,000
0.16%, 10/31/2011(b)	2,000	1,999	Standard Chartered Bank/New York
		$ 5,799	0.23%, 10/11/2011	2,000	2,000
			Straight-A Funding LLC
Consumer Products - 2.33%			0.16%, 10/11/2011(b)	1,800	1,800
Reckitt Benckiser Treasury Services			0.16%, 10/13/2011	2,300	2,300
PLC RECKITT BENCKISER GROUP			0.19%, 11/14/2011	1,300	1,300
0.35%, 11/23/2011(b)	1,200	1,199
			0.19%, 12/22/2011(b)	2,000	1,999
0.42%, 10/05/2011(b)	2,300	2,300
0.42%, 11/21/2011(b)	2,000	1,999	Thunder Bay Funding LLC
			0.17%, 10/12/2011(b)	2,400	2,400
0.46%, 11/07/2011(b)	2,000	1,999
			Toyota Motor Credit Corp
		$ 7,497	0.19%, 10/13/2011	1,500	1,500
Diversified Financial Services - 32.23%			0.22%, 11/10/2011	1,600	1,600
Alpine Securitization Corp			0.24%, 10/31/2011	1,500	1,500
0.15%, 10/06/2011(b)	2,000	2,000	0.24%, 11/08/2011	2,300	2,299
0.18%, 10/03/2011(b)	3,800	3,800	0.36%, 02/07/2012	1,000	999
0.18%, 10/05/2011(b)	2,200	2,200	UOB Funding LLC UNITED OVERSEAS
American Honda Finance Corp AMERICAN			BANK LTD
HONDA MOTOR CORP			0.32%, 01/09/2012	2,000	1,998
0.19%, 10/20/2011	1,600	1,600	0.32%, 01/10/2012	1,200	1,199
Bryant Park Funding LLC			0.35%, 01/04/2012	2,200	2,198
0.17%, 10/25/2011(b)	1,619	1,619	0.40%, 02/15/2012	2,000	1,997
CAFCO LLC			Variable Funding Capital Co LLC
0.18%, 10/06/2011(b)	2,130	2,130	0.15%, 10/06/2011(b)	2,000	2,000
Charta Corp			0.17%, 10/14/2011(b)	2,000	2,000
0.22%, 10/14/2011(b)	2,200	2,200			$ 103,823
0.22%, 11/16/2011(b)	2,000	1,999
0.25%, 12/05/2011(b)	1,600	1,599	Electric - 4.31%
0.30%, 12/01/2011(b)	2,000	1,999	GDF Suez
			0.18%, 11/04/2011(b)	2,000	1,999
CRC Funding LLC			0.19%, 10/05/2011(b)	2,000	2,000
0.25%, 12/08/2011(b)	2,200	2,199
			0.19%, 10/25/2011(b)	2,000	2,000
Gotham Funding Corp			0.19%, 10/27/2011(b)	1,800	1,800
0.22%, 10/19/2011(b)	2,400	2,400
0.22%, 10/26/2011(b)	2,000	2,000	NextEra Energy Capital Holdings
0.27%, 12/07/2011(b)	1,900	1,899	Inc NEXTERA ENERGY
			0.37%, 10/03/2011	1,500	1,500
John Deere Credit Inc JOHN DEERE			Oglethorpe Power Corp
CAPITAL			0.13%, 10/20/2011(b)	1,500	1,500
0.08%, 10/03/2011(b)	2,300	2,300
			0.14%, 10/18/2011(b)	1,600	1,600
Jupiter Securitization Co LLC			Pacific Gas & Electric Co
0.15%, 10/21/2011(b)	2,200	2,200
			0.35%, 10/12/2011(b)	1,500	1,500
0.18%, 10/18/2011(b)	1,200	1,200
0.20%, 11/03/2011(b)	2,000	2,000			$ 13,899
Liberty Street Funding LLC			Healthcare - Products - 0.62%
0.23%, 10/27/2011(b)	2,000	2,000	Covidien International Finance SA
0.26%, 11/14/2011(b)	2,000	1,999	0.30%, 10/18/2011(b)	2,000	2,000
0.27%, 11/21/2011(b)	1,500	1,499
0.28%, 12/09/2011(b)	2,000	1,999
Nieuw Amsterdam Receivables Corp			Healthcare - Services - 0.74%
0.18%, 10/04/2011(b)	2,000	2,000	Catholic Health Initiatives
0.23%, 11/01/2011(b)	2,000	1,999	0.25%, 10/13/2011	2,388	2,388
0.23%, 11/02/2011(b)	2,000	1,999
0.27%, 11/18/2011(b)	2,000	1,999	Insurance - 0.40%
Nordea North America Inc/DE NORDEA			Prudential PLC
BANK			0.25%, 10/14/2011(b)	1,300	1,300
0.23%, 10/24/2011	2,300	2,300
0.25%, 12/01/2011	2,000	1,999
0.26%, 11/07/2011	1,800	1,799	Mining - 1.30%
			BHP Billiton Finance USA Ltd BHP
PACCAR Financial Corp PACCAR INC			BILLITON LTD
0.04%, 10/03/2011	2,000	2,000	0.10%, 11/01/2011(b)	2,200	2,200
Private Export Funding Corp			0.15%, 10/19/2011(b)	2,000	2,000
0.20%, 11/08/2011(b)	2,300	2,299
River Fuel Co NO.2 Inc BANK OF NOVA					$ 4,200
SCOTIA			Oil & Gas - 2.79%
0.22%, 10/31/2011	1,500	1,500	BP Capital Markets PLC BP PLC
River Fuel Trust No 1 BANK OF NOVA			0.22%, 11/15/2011(b)	2,400	2,399
SCOTIA			0.27%, 10/18/2011(b)	2,200	2,200
0.25%, 10/31/2011	2,000	1,999	0.28%, 01/17/2012(b)	2,400	2,398

See accompanying notes

89

Schedule of Investments Money Market Account September 30, 2011 (unaudited)

Portfolio Summary (unaudited)

	Principal		Sector	Percent
COMMERCIAL PAPER (continued)	Amount (000's)	Value (000's)	Financial	65 .20%
			Insured	9 .93%
Oil & Gas (continued)			Consumer, Non-cyclical	4 .85%
Total Capital Canada Ltd TOTAL SA			Utilities	4 .31%
0.41%, 12/16/2011(b)	$ 2,000	$ 1,998	Asset Backed Securities	4 .09%
		$ 8,995	Exchange Traded Funds	3 .15%
			Energy	2 .79%
Pharmaceuticals - 0.62%			Technology	1 .80%
Novartis Finance Corp NOVARATIS AG			Government	1 .77%
0.06%, 10/04/2011(b)	2,000	2,000
			Basic Materials	1 .30%
			Communications	0 .93%
Supranational Bank - 1.77%			Consumer, Cyclical	0 .47%
Corp Andina de Fomento			Liabilities in Excess of Other Assets, Net	(0.59)%
0.13%, 10/03/2011(b)	1,700	1,700	TOTAL NET ASSETS	100.00%
0.23%, 11/07/2011(b)	2,000	2,000
0.31%, 11/09/2011(b)	2,000	1,999
$ 5,699

Telecommunications - 0.93%
Telstra Corp Ltd
0.27%, 11/07/2011(b)	1,500	1,500
0.27%, 11/21/2011(b)	1,500	1,499
$ 2,999
TOTAL COMMERCIAL PAPER		$ 238,164
Principal
CERTIFICATE OF DEPOSIT - 0.43%	Amount (000's)	Value (000's)

Banks - 0.43%
Bank of Nova Scotia/Houston
0.32%, 10/11/2012(a),(e)	1,400	1,400

TOTAL CERTIFICATE OF DEPOSIT		$ 1,400
Total Investments		$ 324,081
Liabilities in Excess of Other Assets, Net - (0.59)%		$ (1,904)
TOTAL NET ASSETS - 100.00%		$ 322,177

(a)	Variable Rate. Rate shown is in effect at September 30, 2011.
(b)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $165,929 or 51.50% of net assets.
(c) Security is Illiquid
(d)	Security purchased on a when-issued basis.
(e)	Security issued by foreign bank and denominated in USD.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ —
Unrealized Depreciation		—
Net Unrealized Appreciation (Depreciation)		$ —
Cost for federal income tax purposes		$ 324,081

All dollar amounts are shown in thousands (000's)

See accompanying notes

90

Schedule of Investments Principal Capital Appreciation Account September 30, 2011 (unaudited)

COMMON STOCKS - 96.75%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Aerospace & Defense - 2.14%			Computers (continued)
Boeing Co/The	29,536	$ 1,787	Hewlett-Packard Co	24,508	$ 550
Northrop Grumman Corp	10,969	572	IBM Corp	11,815	2,068
Teledyne Technologies Inc (a)	10,950	535	Mentor Graphics Corp (a)	13,816	133
		$ 2,894			$ 4,567

Agriculture - 0.45%			Consumer Products - 1.79%
Archer-Daniels-Midland Co	24,350	604	Clorox Co/The	11,780	782
			Kimberly-Clark Corp	10,060	714
Airlines - 0.66%			Tupperware Brands Corp	8,002	430
Alaska Air Group Inc (a)	10,822	609	WD-40 Co	12,545	500
Cathay Pacific Airways Ltd ADR	35,349	284			$ 2,426
		$ 893	Cosmetics & Personal Care - 0.78%
Apparel - 1.44%			Procter & Gamble Co	16,675	1,053
Columbia Sportswear Co	959	44
Nike Inc	22,238	1,902	Distribution & Wholesale - 0.41%
		$ 1,946	Pool Corp	21,374	560

Automobile Manufacturers - 0.94%
Nissan Motor Co Ltd ADR	14,668	257	Diversified Financial Services - 2.72%
PACCAR Inc	30,208	1,022	Ameriprise Financial Inc	7,669	302
		$ 1,279	Charles Schwab Corp/The	125,100	1,410
			Franklin Resources Inc	16,890	1,615
Automobile Parts & Equipment - 0.66%			T Rowe Price Group Inc	7,325	350
Autoliv Inc	2,915	142			$ 3,677
Johnson Controls Inc	28,640	755
		$ 897	Electric - 0.67%
			Duke Energy Corp	700	14
Banks - 4.57%			Edison International	17,650	675
Barclays PLC ADR	5,125	50	PG&E Corp	4,694	198
City National Corp/CA	9,581	362	Xcel Energy Inc	600	15
East West Bancorp Inc	20,743	309			$ 902
JP Morgan Chase & Co	43,329	1,305
PNC Financial Services Group Inc	3,825	184	Electronics - 1.90%
State Street Corp	22,300	717	Electro Scientific Industries Inc (a)	7,299	87
US Bancorp	38,175	899	FEI Co (a)	21,610	648
Wells Fargo & Co	86,910	2,096	FLIR Systems Inc	7,800	195
Westamerica Bancorporation	6,925	266	Itron Inc (a)	7,327	216
		$ 6,188	Thermo Fisher Scientific Inc (a)	9,475	480
			Trimble Navigation Ltd (a)	12,660	425
Beverages - 1.57%			Waters Corp (a)	6,825	515
Brown-Forman Corp	8,103	568			$ 2,566
Coca Cola Hellenic Bottling Co SA ADR(a)	4,018	72
PepsiCo Inc	23,907	1,480	Engineering & Construction - 0.67%
		$ 2,120	Granite Construction Inc	13,925	261
			Jacobs Engineering Group Inc (a)	20,146	651
Biotechnology - 1.24%					$ 912
Dendreon Corp (a)	4,950	45
Gilead Sciences Inc (a)	25,899	1,005	Environmental Control - 0.67%
Life Technologies Corp (a)	16,303	626	Energy Recovery Inc (a)	18,428	55
		$ 1,676	Waste Connections Inc	25,362	858
					$ 913
Building Materials - 0.57%
Apogee Enterprises Inc	20,893	179	Food - 2.16%
Cemex SAB de CV ADR(a)	10,746	34	Campbell Soup Co	5,625	182
Simpson Manufacturing Co Inc	22,288	556	Dairy Farm International Holdings Ltd ADR	19,013	798
		$ 769	Dean Foods Co (a)	7,751	69
			General Mills Inc	31,370	1,207
Chemicals - 1.10%			Kroger Co/The	20,625	453
CF Industries Holdings Inc	4,070	502	Ralcorp Holdings Inc (a)	2,727	209
FMC Corp	8,225	569			$ 2,918
Sigma-Aldrich Corp	6,740	416
		$ 1,487	Gas - 1.81%
			Northwest Natural Gas Co	1,500	66
Commercial Services - 0.93%			Sempra Energy	46,360	2,388
AMN Healthcare Services Inc (a)	11,834	47
Hertz Global Holdings Inc (a)	52,000	463			$ 2,454
Resources Connection Inc	16,287	159	Healthcare - Products - 2.82%
Robert Half International Inc	16,525	351	Becton Dickinson and Co	7,747	568
TrueBlue Inc (a)	20,725	235	Johnson & Johnson	24,061	1,533
		$ 1,255	Medtronic Inc	14,620	486
			ResMed Inc (a)	9,710	280
Computers - 3.37%			Techne Corp	5,575	379
Apple Inc (a)	4,765	1,816

See accompanying notes

91

Schedule of Investments Principal Capital Appreciation Account September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Healthcare - Products (continued)			Oil & Gas Services (continued)
Varian Medical Systems Inc (a)	10,927	$ 570	Schlumberger Ltd	6,755	$ 404
		$ 3,816			$ 636

Healthcare - Services - 0.62%			Pharmaceuticals - 6.67%
DaVita Inc (a)	10,875	682	Abbott Laboratories	31,335	1,603
Health Net Inc (a)	6,305	149	Allergan Inc/United States	26,038	2,145
Sun Healthcare Group Inc (a)	1,519	4	Bristol-Myers Squibb Co	47,552	1,492
		$ 835	Forest Laboratories Inc (a)	11,142	343
			McKesson Corp	24,174	1,757
Insurance - 1.70%			Medicis Pharmaceutical Corp	12,100	441
Fidelity National Financial Inc	17,025	258	Obagi Medical Products Inc (a)	12,276	111
HCC Insurance Holdings Inc	28,224	764	Teva Pharmaceutical Industries Ltd ADR	8,185	305
MetLife Inc	14,050	394	VCA Antech Inc (a)	24,756	396
StanCorp Financial Group Inc	21,449	591	Watson Pharmaceuticals Inc (a)	6,330	432
XL Group PLC	15,950	300			$ 9,025
		$ 2,307
			Publicly Traded Investment Fund - 1.22%
Internet - 2.83%			iShares Russell 3000 Index Fund	24,800	1,655
Amazon.com Inc (a)	5,455	1,179
eBay Inc (a)	28,775	849
Google Inc (a)	3,493	1,797	REITS - 3.41%
		$ 3,825	Alexandria Real Estate Equities Inc	14,798	908
			Essex Property Trust Inc	4,933	592
Iron & Steel - 1.09%			HCP Inc	32,000	1,122
Reliance Steel & Aluminum Co	15,085	513	Plum Creek Timber Co Inc	9,550	331
Schnitzer Steel Industries Inc	26,085	960	Sabra Health Care REIT Inc	5,839	56
		$ 1,473	Ventas Inc	9,083	449
Leisure Products & Services - 0.68%			Weyerhaeuser Co	74,889	1,165
Ambassadors Group Inc	18,893	109			$ 4,623
Carnival Corp	16,475	499	Retail - 8.31%
Harley-Davidson Inc	8,949	307	Best Buy Co Inc	12,025	280
		$ 915	Copart Inc (a)	21,724	850
Lodging - 0.37%			Costco Wholesale Corp	33,753	2,772
Red Lion Hotels Corp (a)	74,625	501	CVS Caremark Corp	8,023	269
			Home Depot Inc	16,700	549
			Jack in the Box Inc (a)	14,162	282
Machinery - Diversified - 1.16%			McDonald's Corp	14,600	1,282
Cascade Corp	10,992	367	Nordstrom Inc	29,350	1,341
Deere & Co	18,625	1,203	Ross Stores Inc	2,125	167
		$ 1,570	Starbucks Corp	54,663	2,038
Media - 1.35%			Wal-Mart Stores Inc	21,750	1,129
Walt Disney Co/The	60,798	1,834	Yum! Brands Inc	5,925	293
					$ 11,252

Metal Fabrication & Hardware - 0.68%			Savings & Loans - 0.85%
Precision Castparts Corp	5,893	916	Washington Federal Inc	90,526	1,153

Mining - 0.57%			Semiconductors - 3.63%
Freeport-McMoRan Copper & Gold Inc	25,560	778	Applied Materials Inc	75,648	783
			Avago Technologies Ltd	12,625	414
			Intel Corp	74,980	1,599
Miscellaneous Manufacturing - 1.65%			LSI Corp (a)	41,555	215
Aptargroup Inc	6,470	289	Microchip Technology Inc	29,884	930
Crane Co	12,250	437	Novellus Systems Inc (a)	16,325	445
General Electric Co	98,696	1,504	QLogic Corp (a)	20,900	265
		$ 2,230	Supertex Inc (a)	14,878	257
Oil & Gas - 9.96%					$ 4,908
Apache Corp	22,985	1,844	Shipbuilding - 0.04%
Berry Petroleum Co	6,264	222	Huntington Ingalls Industries Inc (a)	2,410	59
Chevron Corp	45,308	4,192
CNOOC Ltd ADR	2,490	399
Devon Energy Corp	21,185	1,175	Software - 5.47%
			Actuate Corp (a)	41,956	232
Energen Corp	11,775	481	Adobe Systems Inc (a)	46,115	1,115
Exxon Mobil Corp	27,601	2,005	Autodesk Inc (a)	15,325	426
Nabors Industries Ltd (a)	17,884	219	Informatica Corp (a)	10,000	409
Occidental Petroleum Corp	29,036	2,076
Total SA ADR	19,900	873	Microsoft Corp	116,236	2,893
			Omnicell Inc (a)	18,141	250
		$ 13,486
			Oracle Corp	57,134	1,642
Oil & Gas Services - 0.47%			Quality Systems Inc	879	85
Natural Gas Services Group Inc (a)	18,110	232	Quest Software Inc (a)	14,975	238

See accompanying notes

92

Schedule of Investments
Principal Capital Appreciation Account
September 30, 2011 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax
COMMON STOCKS (continued)	Shares Held	Value (000's)	cost of investments held as of the period end were as follows:
Software (continued)
Tyler Technologies Inc (a)	4,514	$ 114	Unrealized Appreciation	$ 31,354
		$ 7,404	Unrealized Depreciation	(8,715)
			Net Unrealized Appreciation (Depreciation)	$ 22,639
Telecommunications - 4.92%			Cost for federal income tax purposes	$ 112,450
AT&T Inc	70,800	2,019
China Mobile Ltd ADR	18,315	892	All dollar amounts are shown in thousands (000's)
Cisco Systems Inc	58,800	911
Corning Inc	42,225	522	Portfolio Summary (unaudited)
Polycom Inc (a)	20,275	373
			Sector	Percent
Qualcomm Inc	12,775	621	Consumer, Non-cyclical	19 .03%
Verizon Communications Inc	35,950	1,323	Financial	16 .30%
		$ 6,661	Consumer, Cyclical	14 .03%
Toys, Games & Hobbies - 0.56%			Technology	12 .47%
Mattel Inc	29,045	752	Industrial	11 .72%
			Energy	10 .43%
			Communications	9 .10%
Transportation - 2.04%			Basic Materials	2 .76%
Con-way Inc	11,571	256	Utilities	2 .74%
Expeditors International of Washington Inc	43,903	1,780	Exchange Traded Funds	1 .22%
Union Pacific Corp	8,960	732	Other Assets in Excess of Liabilities, Net	0 .20%
		$ 2,768	TOTAL NET ASSETS	100.00%
Trucking & Leasing - 0.20%
Greenbrier Cos Inc (a)	23,290	271

Water - 0.26%
California Water Service Group	19,800	351

TOTAL COMMON STOCKS		$ 130,960
	Maturity
REPURCHASE AGREEMENTS - 3.05%	Amount (000's)	Value (000's)

Banks - 3.05%
Investment in Joint Trading Account; Credit	$ 1,063	$ 1,063
Suisse Repurchase Agreement; 0.04%
dated 09/30/11 maturing 10/03/11
(collateralized by US Government
Securities; $1,083,932; 1.00% - 3.13%;
dated 04/30/12 - 09/30/13)
Investment in Joint Trading Account; Deutsche	334	334
Bank Repurchase Agreement; 0.05% dated
09/30/11 maturing 10/03/11 (collateralized
by US Government Securities; $340,665;
0.00% - 5.00%; dated 11/07/11 - 11/17/17)
Investment in Joint Trading Account; JP	1,214	1,214
Morgan Repurchase Agreement; 0.01%
dated 09/30/11 maturing 10/03/11
(collateralized by US Government
Securities; $1,238,779; 0.00% - 6.90%;
dated 11/21/11 - 10/20/26)
Investment in Joint Trading Account; Merrill	1,518	1,518
Lynch Repurchase Agreement; 0.02%
dated 09/30/11 maturing 10/03/11
(collateralized by US Government
Securities; $1,548,474; 0.00% - 8.63%;
dated 10/13/11 - 04/01/56)
		$ 4,129
TOTAL REPURCHASE AGREEMENTS		$ 4,129
Total Investments		$ 135,089
Other Assets in Excess of Liabilities, Net - 0.20%		$ 269
TOTAL NET ASSETS - 100.00%		$ 135,358

(a) Non-Income Producing Security

See accompanying notes

93

		Schedule of Investments
		Principal LifeTime 2010 Account
		September 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.65%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 63.76%
Bond Market Index Fund (a)	169,687	$ 1,872
Core Plus Bond Fund I (a)	527,618	5,793
Diversified Real Asset Fund (a)	167,024	1,806
Global Diversified Income Fund (a)	163,376	2,008
High Yield Fund I (a)	156,407	1,625
Inflation Protection Fund (a)	642,945	5,459
International Emerging Markets Fund (a)	38,164	799
International Equity Index Fund (a)	71,405	627
International Fund I (a)	97,260	908
International Growth Fund (a)	154,730	1,171
International Value Fund I (a)	141,701	1,271
LargeCap Value Fund I (a)	282,378	2,640
MidCap Growth Fund III (a),(b)	68,618	639
MidCap Value Fund I (a)	48,094	536
Preferred Securities Fund (a)	140,436	1,317
SmallCap Growth Fund I (a),(b)	61,858	581
SmallCap Value Fund II (a)	74,539	587
		$ 29,639

Principal Variable Contracts Funds, Inc. Class 1 - 36.89%
Bond & Mortgage Securities Account (a)	545,620	6,095
LargeCap Growth Account (a)	107,272	1,431
LargeCap Growth Account I (a)	138,327	2,664
LargeCap S&P 500 Index Account (a)	208,650	1,692
LargeCap Value Account (a)	64,273	1,370
Real Estate Securities Account (a)	10,523	130
Short-Term Income Account (a)	1,488,418	3,766
		$ 17,148
TOTAL INVESTMENT COMPANIES		$ 46,787
Total Investments		$ 46,787
Liabilities in Excess of Other Assets, Net - (0.65)%		$ (304)
TOTAL NET ASSETS - 100.00%		$ 46,483

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 1,765
Unrealized Depreciation	(4,299)
Net Unrealized Appreciation (Depreciation)	$ (2,534)
Cost for federal income tax purposes	$ 49,321

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	55 .77%
Domestic Equity Funds	26 .40%
International Equity Funds	10 .28%
Specialty Funds	8 .20%
Liabilities in Excess of Other Assets, Net	(0.65)%
TOTAL NET ASSETS	100.00%

See accompanying notes

94

Schedule of Investments
Principal LifeTime 2010 Account
September 30, 2011 (unaudited)

	December 31,	December 31,					September 30,	September
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	544,461	$ 6,577	56,466	$ 617	55,307	$ 607	545,620	$ 6,592
Bond Market Index Fund	145,597	1,480	43,705	464	19,615	209	169,687	1,736
Core Plus Bond Fund I	518,736	5,562	63,736	702	54,854	608	527,618	5,658
Diversified Real Asset Fund	164,845	1,713	17,435	207	15,256	180	167,024	1,741
Global Diversified Income Fund	135,006	1,387	41,428	561	13,058	174	163,376	1,775
High Yield Fund I	187,739	1,886	11,309	126	42,641	477	156,407	1,556
Inflation Protection Fund	262,391	2,309	432,836	3,532	52,282	433	642,945	5,410
International Emerging Markets Fund	43,857	1,257	3,130	83	8,823	235	38,164	1,091
International Equity Index Fund	89,609	831	7,197	77	25,401	275	71,405	649
International Fund I	95,285	1,231	11,062	130	9,087	104	97,260	1,257
International Growth Fund	181,524	2,525	9,331	85	36,125	331	154,730	2,179
International Value Fund I	149,919	1,383	17,557	194	25,775	285	141,701	1,295
LargeCap Growth Account	116,314	1,724	10,198	156	19,240	292	107,272	1,589
LargeCap Growth Account I	180,643	3,294	13,966	311	56,282	1,240	138,327	2,472
LargeCap S&P 500 Index Account	302,723	2,415	20,632	190	114,705	1,050	208,650	1,668
LargeCap Value Account	71,106	2,006	6,254	156	13,087	325	64,273	1,846
LargeCap Value Fund I	296,865	3,364	28,528	311	43,015	467	282,378	3,215
MidCap Growth Fund III	74,242	451	4,639	52	10,263	115	68,618	396
MidCap Value Fund I	49,430	421	3,870	52	5,206	70	48,094	405
Preferred Securities Fund	174,978	1,830	16,548	166	51,090	519	140,436	1,469
Real Estate Securities Account	104,091	2,184	—	—	93,568	1,363	10,523	245
Short-Term Income Account	814,891	2,032	801,737	2,042	128,210	325	1,488,418	3,749
SmallCap Growth Fund I	86,335	894	4,568	52	29,045	333	61,858	563
SmallCap Value Fund II	91,600	730	5,264	52	22,325	218	74,539	589

		$ 49,486		$ 10,318		$ 10,235		$ 49,145

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Account	$ 6		$ 5			$ —
Bond Market Index Fund		—			1			—
Core Plus Bond Fund I		44			2			—
Diversified Real Asset Fund		—			1			—
Global Diversified Income Fund		82			1			—
High Yield Fund I		—			21			—
Inflation Protection Fund		87			2			—
International Emerging Markets Fund		—			(14)			—
International Equity Index Fund		—			16			—
International Fund I		—			—			—
International Growth Fund		—			(100)			—
International Value Fund I		—			3			—
LargeCap Growth Account		—			1			—
LargeCap Growth Account I		—			107			—
LargeCap S&P 500 Index Account		1			113			—
LargeCap Value Account		—			9			—
LargeCap Value Fund I		—			7			—
MidCap Growth Fund III		—			8			—
MidCap Value Fund I		—			2			—
Preferred Securities Fund		72			(8)			—
Real Estate Securities Account		—			(576)			—
Short-Term Income Account		3			—			—
SmallCap Growth Fund I		—			(50)			—
SmallCap Value Fund II		—			25			—
	$ 295		$ (424)			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

95

		Schedule of Investments
		Principal LifeTime 2020 Account
		September 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 59.88%
Bond Market Index Fund (a)	476,522	$ 5,256
Core Plus Bond Fund I (a)	1,794,671	19,706
Diversified Real Asset Fund (a)	469,577	5,076
Global Diversified Income Fund (a)	181,648	2,232
Global Real Estate Securities Fund (a)	29,340	183
High Yield Fund I (a)	1,034,732	10,751
Inflation Protection Fund (a)	75,911	645
International Emerging Markets Fund (a)	246,582	5,163
International Equity Index Fund (a)	439,245	3,857
International Fund I (a)	541,867	5,056
International Growth Fund (a)	1,121,234	8,488
International Value Fund I (a)	902,655	8,097
LargeCap Value Fund I (a)	1,639,853	15,333
MidCap Growth Fund III (a),(b)	329,937	3,072
MidCap Value Fund I (a)	245,145	2,733
Preferred Securities Fund (a)	650,147	6,098
SmallCap Growth Fund I (a),(b)	411,317	3,862
SmallCap Value Fund II (a)	376,958	2,970
		$ 108,578

Principal Variable Contracts Funds, Inc. Class 1 - 40.13%
Bond & Mortgage Securities Account (a)	1,804,733	20,159
LargeCap Growth Account (a)	589,677	7,866
LargeCap Growth Account I (a)	923,697	17,790
LargeCap S&P 500 Index Account (a)	1,519,427	12,323
LargeCap Value Account (a)	366,379	7,811
Real Estate Securities Account (a)	550,168	6,822
		$ 72,771
TOTAL INVESTMENT COMPANIES		$ 181,349
Total Investments		$ 181,349
Liabilities in Excess of Other Assets, Net - (0.01)%		$ (22)
TOTAL NET ASSETS - 100.00%		$ 181,327

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 5,300
Unrealized Depreciation	(26,800)
Net Unrealized Appreciation (Depreciation)	$ (21,500)
Cost for federal income tax purposes	$ 202,849

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	44 .44%
Fixed Income Funds	34 .53%
International Equity Funds	17 .01%
Specialty Funds	4 .03%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

96

Schedule of Investments
Principal LifeTime 2020 Account
September 30, 2011 (unaudited)

	December 31,	December 31,					September 30,	September
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	1,939,856	$ 23,364	31,769	$ 348	166,892	$ 1,839	1,804,733	$ 21,867
Bond Market Index Fund	487,752	4,941	17,284	183	28,514	303	476,522	4,825
Core Plus Bond Fund I	1,839,697	19,742	58,805	644	103,831	1,149	1,794,671	19,249
Diversified Real Asset Fund	478,067	4,939	17,499	207	25,989	308	469,577	4,850
Global Diversified Income Fund	1,839	24	188,572	2,566	8,763	118	181,648	2,472
Global Real Estate Securities Fund	3,654	26	25,686	193	—	—	29,340	219
High Yield Fund I	1,053,457	10,563	36,063	401	54,788	608	1,034,732	10,354
Inflation Protection Fund	1,483	12	81,443	664	7,015	58	75,911	618
International Emerging Markets Fund	251,518	7,074	8,950	237	13,886	366	246,582	6,943
International Equity Index Fund	439,741	4,133	25,132	261	25,628	270	439,245	4,127
International Fund I	542,152	7,357	29,071	338	29,356	340	541,867	7,358
International Growth Fund	1,142,978	14,971	44,200	398	65,944	597	1,121,234	14,800
International Value Fund I	909,348	8,442	48,109	525	54,802	596	902,655	8,371
LargeCap Growth Account	602,284	8,774	20,358	312	32,965	505	589,677	8,581
LargeCap Growth Account I	950,395	17,206	23,417	518	50,115	1,113	923,697	16,655
LargeCap S&P 500 Index Account	1,560,871	12,457	37,795	347	79,239	729	1,519,427	12,114
LargeCap Value Account	374,196	10,306	12,486	312	20,303	505	366,379	10,120
LargeCap Value Fund I	1,681,702	18,690	56,800	621	98,649	1,072	1,639,853	18,254
MidCap Growth Fund III	336,977	3,230	9,660	108	16,700	186	329,937	3,152
MidCap Value Fund I	251,080	3,215	8,062	108	13,997	187	245,145	3,136
Preferred Securities Fund	637,576	6,655	41,726	419	29,155	292	650,147	6,782
Real Estate Securities Account	576,072	10,969	—	—	25,904	367	550,168	10,569
SmallCap Growth Fund I	547,160	5,880	6,209	69	142,052	1,634	411,317	4,132
SmallCap Value Fund II	385,014	3,058	11,011	108	19,067	186	376,958	2,985

		$ 206,028		$ 9,887		$ 13,328		$ 202,533

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Account	$ 20		$ (6)			$ —
Bond Market Index Fund		—			4			—
Core Plus Bond Fund I		154			12			—
Diversified Real Asset Fund		—			12			—
Global Diversified Income Fund		49			—			—
Global Real Estate Securities Fund		2			—			—
High Yield Fund I		—			(2)			—
Inflation Protection Fund		7			—			—
International Emerging Markets Fund		—			(2)			—
International Equity Index Fund		—			3			—
International Fund I		—			3			—
International Growth Fund		—			28			—
International Value Fund I		—			—			—
LargeCap Growth Account		—			—			—
LargeCap Growth Account I		—			44			—
LargeCap S&P 500 Index Account		7			39			—
LargeCap Value Account		—			7			—
LargeCap Value Fund I		—			15			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		—			—			—
Preferred Securities Fund		291			—			—
Real Estate Securities Account		—			(33)			—
SmallCap Growth Fund I		—			(183)			—
SmallCap Value Fund II		—			5			—
	$ 530		$ (54)			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

97

		Schedule of Investments
		Principal LifeTime 2030 Account
		September 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.12%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 59.71%
Bond Market Index Fund (a)	120,276	$ 1,327
Core Plus Bond Fund I (a)	443,407	4,869
Diversified Real Asset Fund (a)	149,025	1,611
Global Real Estate Securities Fund (a)	42,144	263
High Yield Fund I (a)	548,157	5,695
International Emerging Markets Fund (a)	133,800	2,802
International Equity Index Fund (a)	195,516	1,717
International Fund I (a)	276,719	2,582
International Growth Fund (a)	523,403	3,962
International Value Fund I (a)	455,218	4,083
LargeCap Value Fund I (a)	786,162	7,351
MidCap Growth Fund III (a),(b)	176,227	1,641
MidCap Value Fund I (a)	136,587	1,523
Preferred Securities Fund (a)	221,965	2,082
SmallCap Growth Fund I (a),(b)	165,023	1,549
SmallCap Value Fund II (a)	196,233	1,546
		$ 44,603

Principal Variable Contracts Funds, Inc. Class 1 - 40.41%
Bond & Mortgage Securities Account (a)	457,209	5,107
LargeCap Growth Account (a)	329,995	4,402
LargeCap Growth Account I (a)	424,854	8,183
LargeCap S&P 500 Index Account (a)	632,382	5,129
LargeCap Value Account (a)	193,199	4,119
Real Estate Securities Account (a)	261,795	3,246
		$ 30,186
TOTAL INVESTMENT COMPANIES		$ 74,789
Total Investments		$ 74,789
Liabilities in Excess of Other Assets, Net - (0.12)%		$ (88)
TOTAL NET ASSETS - 100.00%		$ 74,701

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 4,846
Unrealized Depreciation		(7,286)
Net Unrealized Appreciation (Depreciation)		$ (2,440)
Cost for federal income tax purposes		$ 77,229

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		51 .79%
Fixed Income Funds		25 .54%
International Equity Funds		20 .63%
Specialty Funds		2 .16%
Liabilities in Excess of Other Assets, Net		(0.12)%
TOTAL NET ASSETS		100.00%

See accompanying notes

98

Schedule of Investments
Principal LifeTime 2030 Account
September 30, 2011 (unaudited)

	December 31,	December 31,					September 30,	September
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	456,177	$ 5,189	25,563	$ 279	24,531	$ 271	457,209	$ 5,197
Bond Market Index Fund	117,489	1,200	9,571	101	6,784	73	120,276	1,228
Core Plus Bond Fund I	435,923	4,642	31,888	350	24,404	271	443,407	4,721
Diversified Real Asset Fund	131,775	1,351	24,639	293	7,389	86	149,025	1,558
Global Real Estate Securities Fund	6,444	46	35,700	269	—	—	42,144	315
High Yield Fund I	407,426	4,001	168,081	1,887	27,350	302	548,157	5,586
International Emerging Markets Fund	131,108	2,891	8,479	224	5,787	150	133,800	2,965
International Equity Index Fund	117,835	1,135	88,222	961	10,541	108	195,516	1,988
International Fund I	264,448	2,953	25,128	293	12,857	145	276,719	3,101
International Growth Fund	515,016	5,822	36,462	331	28,075	249	523,403	5,906
International Value Fund I	434,875	4,113	43,863	484	23,520	249	455,218	4,348
LargeCap Growth Account	329,877	4,190	18,765	287	18,647	283	329,995	4,194
LargeCap Growth Account I	468,205	8,018	25,894	573	69,245	1,527	424,854	7,158
LargeCap S&P 500 Index Account	766,182	6,118	27,535	250	161,335	1,477	632,382	5,031
LargeCap Value Account	193,189	4,567	11,484	287	11,474	283	193,199	4,571
LargeCap Value Fund I	786,080	7,987	52,552	573	52,470	565	786,162	7,995
MidCap Growth Fund III	182,580	1,471	6,136	67	12,489	139	176,227	1,399
MidCap Value Fund I	141,961	1,522	5,105	67	10,479	140	136,587	1,449
Preferred Securities Fund	208,102	2,095	25,514	256	11,651	116	221,965	2,235
Real Estate Securities Account	275,816	3,352	—	—	14,021	196	261,795	3,159
SmallCap Growth Fund I	212,610	1,914	6,053	67	53,640	628	165,023	1,388
SmallCap Value Fund II	203,620	1,625	6,984	67	14,371	140	196,233	1,557

		$ 76,202		$ 7,966		$ 7,398		$ 77,049

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Account	$ 5		$ —			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		37			—			—
Diversified Real Asset Fund		—			—			—
Global Real Estate Securities Fund		3			—			—
High Yield Fund I		—			—			—
International Emerging Markets Fund		—			—			—
International Equity Index Fund		—			—			—
International Fund I		—			—			—
International Growth Fund		—			2			—
International Value Fund I		—			—			—
LargeCap Growth Account		—			—			—
LargeCap Growth Account I		—			94			—
LargeCap S&P 500 Index Account		4			140			—
LargeCap Value Account		—			—			—
LargeCap Value Fund I		—			—			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		—			—			—
Preferred Securities Fund		98			—			—
Real Estate Securities Account		—			3			—
SmallCap Growth Fund I		—			35			—
SmallCap Value Fund II		—			5			—
	$ 147		$ 279			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

99

		Schedule of Investments
		Principal LifeTime 2040 Account
		September 30, 2011 (unaudited)

INVESTMENT COMPANIES - 99.98%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 61.03%
Bond Market Index Fund (a)	21,334	$ 235
Core Plus Bond Fund I (a)	62,814	690
Diversified Real Asset Fund (a)	30,727	332
Global Real Estate Securities Fund (a)	62,449	390
High Yield Fund I (a)	124,332	1,292
International Emerging Markets Fund (a)	38,853	814
International Equity Index Fund (a)	67,746	595
International Fund I (a)	90,025	840
International Growth Fund (a)	155,888	1,180
International Value Fund I (a)	141,551	1,270
LargeCap Value Fund I (a)	246,058	2,301
MidCap Growth Fund III (a),(b)	50,330	468
MidCap Value Fund I (a)	39,309	438
Preferred Securities Fund (a)	67,429	632
SmallCap Growth Fund I (a),(b)	54,551	512
SmallCap Value Fund II (a)	53,267	420
		$ 12,409

Principal Variable Contracts Funds, Inc. Class 1 - 38.95%
Bond & Mortgage Securities Account (a)	65,687	734
LargeCap Growth Account (a)	98,021	1,308
LargeCap Growth Account I (a)	130,079	2,505
LargeCap S&P 500 Index Account (a)	193,865	1,572
LargeCap Value Account (a)	56,149	1,197
Real Estate Securities Account (a)	48,560	602
		$ 7,918
TOTAL INVESTMENT COMPANIES		$ 20,327
Total Investments		$ 20,327
Other Assets in Excess of Liabilities, Net - 0.02%		$ 4
TOTAL NET ASSETS - 100.00%		$ 20,331

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 547
Unrealized Depreciation	(3,407)
Net Unrealized Appreciation (Depreciation)	$ (2,860)
Cost for federal income tax purposes	$ 23,187

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	55 .70%
International Equity Funds	25 .03%
Fixed Income Funds	17 .62%
Specialty Funds	1 .63%
Other Assets in Excess of Liabilities, Net	0 .02%
TOTAL NET ASSETS	100.00%

See accompanying notes

100

Schedule of Investments
Principal LifeTime 2040 Account
September 30, 2011 (unaudited)

	December 31,	December 31,					September 30,	September
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	61,457	$ 736	8,750	$ 95	4,520	$ 49	65,687	$ 782
Bond Market Index Fund	19,809	201	3,231	34	1,706	18	21,334	217
Core Plus Bond Fund I	57,862	622	9,402	103	4,450	49	62,814	676
Diversified Real Asset Fund	27,786	286	5,497	65	2,556	30	30,727	321
Global Real Estate Securities Fund	1,831	13	60,618	465	—	—	62,449	478
High Yield Fund I	102,417	1,028	29,749	332	7,834	86	124,332	1,274
International Emerging Markets Fund	35,540	975	6,114	160	2,801	74	38,853	1,061
International Equity Index Fund	61,091	576	11,880	126	5,225	56	67,746	646
International Fund I	77,221	1,038	18,883	219	6,079	70	90,025	1,187
International Growth Fund	133,632	1,747	33,471	307	11,215	100	155,888	1,955
International Value Fund I	116,492	1,101	34,399	379	9,340	100	141,551	1,380
LargeCap Growth Account	91,479	1,326	13,866	211	7,324	110	98,021	1,427
LargeCap Growth Account I	128,492	2,334	18,996	419	17,409	383	130,079	2,370
LargeCap S&P 500 Index Account	218,942	1,749	22,761	207	47,838	439	193,865	1,541
LargeCap Value Account	52,163	1,445	8,471	211	4,485	110	56,149	1,546
LargeCap Value Fund I	227,936	2,510	38,540	419	20,418	221	246,058	2,709
MidCap Growth Fund III	49,642	469	5,036	55	4,348	48	50,330	476
MidCap Value Fund I	38,759	487	4,179	55	3,629	48	39,309	494
Preferred Securities Fund	55,553	574	16,982	171	5,106	51	67,429	694
Real Estate Securities Account	53,884	945	—	—	5,324	75	48,560	871
SmallCap Growth Fund I	63,091	688	4,968	55	13,508	158	54,551	588
SmallCap Value Fund II	52,496	418	5,712	55	4,941	49	53,267	425

		$ 21,268		$ 4,143		$ 2,324		$ 23,118

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Account	$ 1		$ —			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		5			—			—
Diversified Real Asset Fund		—			—			—
Global Real Estate Securities Fund		4			—			—
High Yield Fund I		—			—			—
International Emerging Markets Fund		—			—			—
International Equity Index Fund		—			—			—
International Fund I		—			—			—
International Growth Fund		—			1			—
International Value Fund I		—			—			—
LargeCap Growth Account		—			—			—
LargeCap Growth Account I		—			—			—
LargeCap S&P 500 Index Account		1			24			—
LargeCap Value Account		—			—			—
LargeCap Value Fund I		—			1			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		—			—			—
Preferred Securities Fund		29			—			—
Real Estate Securities Account		—			1			—
SmallCap Growth Fund I		—			3			—
SmallCap Value Fund II		—			1			—
	$ 40		$ 31			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

101

		Schedule of Investments
		Principal LifeTime 2050 Account
		September 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 61.94%
Bond Market Index Fund (a)	6,943	$ 77
Core Plus Bond Fund I (a)	16,245	178
Diversified Real Asset Fund (a)	13,907	150
Global Real Estate Securities Fund (a)	40,256	252
High Yield Fund I (a)	62,424	649
International Emerging Markets Fund (a)	24,550	514
International Equity Index Fund (a)	48,282	424
International Fund I (a)	56,133	524
International Growth Fund (a)	103,357	782
International Value Fund I (a)	94,288	846
LargeCap Value Fund I (a)	149,664	1,399
MidCap Growth Fund III (a),(b)	32,551	303
MidCap Value Fund I (a)	25,078	280
Preferred Securities Fund (a)	35,074	329
SmallCap Growth Fund I (a),(b)	33,347	313
SmallCap Value Fund II (a)	31,910	251
		$ 7,271

Principal Variable Contracts Funds, Inc. Class 1 - 38.08%
Bond & Mortgage Securities Account (a)	14,326	160
LargeCap Growth Account (a)	61,015	814
LargeCap Growth Account I (a)	76,613	1,475
LargeCap S&P 500 Index Account (a)	117,728	955
LargeCap Value Account (a)	34,125	727
Real Estate Securities Account (a)	27,313	339
		$ 4,470
TOTAL INVESTMENT COMPANIES		$ 11,741
Total Investments		$ 11,741
Liabilities in Excess of Other Assets, Net - (0.01)%		$ (2)
TOTAL NET ASSETS - 100.00%		$ 11,739

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 404
Unrealized Depreciation	(2,167)
Net Unrealized Appreciation (Depreciation)	$ (1,763)
Cost for federal income tax purposes	$ 13,504

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	58 .41%
International Equity Funds	28 .47%
Fixed Income Funds	11 .86%
Specialty Funds	1 .28%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes

102

Schedule of Investments
Principal LifeTime 2050 Account
September 30, 2011 (unaudited)

	December 31,	December 31,					September 30,	September
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	14,328	$ 171	1,644	$ 18	1,646	$ 18	14,326	$ 171
Bond Market Index Fund	6,959	71	568	6	584	6	6,943	71
Core Plus Bond Fund I	16,027	170	1,805	20	1,587	17	16,245	173
Diversified Real Asset Fund	13,552	138	2,269	27	1,914	23	13,907	142
Global Real Estate Securities Fund	2,535	18	37,721	290	—	—	40,256	308
High Yield Fund I	64,025	641	5,276	58	6,877	76	62,424	623
International Emerging Markets Fund	23,493	624	4,254	112	3,197	82	24,550	654
International Equity Index Fund	45,275	422	8,972	95	5,965	61	48,282	456
International Fund I	50,833	692	12,104	141	6,804	77	56,133	756
International Growth Fund	86,270	1,152	31,571	291	14,484	128	103,357	1,320
International Value Fund I	75,331	703	31,100	347	12,143	128	94,288	922
LargeCap Growth Account	61,132	874	6,848	104	6,965	106	61,015	873
LargeCap Growth Account I	86,179	1,544	9,216	202	18,782	412	76,613	1,355
LargeCap S&P 500 Index Account	130,657	1,041	14,893	136	27,822	254	117,728	936
LargeCap Value Account	34,230	946	4,224	104	4,329	104	34,125	946
LargeCap Value Fund I	150,131	1,652	19,288	208	19,755	211	149,664	1,649
MidCap Growth Fund III	33,603	308	2,823	31	3,875	43	32,551	296
MidCap Value Fund I	25,874	318	2,346	31	3,142	41	25,078	308
Preferred Securities Fund	28,642	295	11,199	113	4,767	47	35,074	361
Real Estate Securities Account	33,536	624	—	—	6,223	86	27,313	541
SmallCap Growth Fund I	43,683	467	2,752	30	13,088	149	33,347	353
SmallCap Value Fund II	32,278	255	3,715	36	4,083	39	31,910	252

		$ 13,126		$ 2,400		$ 2,108		$ 13,466

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Account	$ —		$ —			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		1			—			—
Diversified Real Asset Fund		—			—			—
Global Real Estate Securities Fund		3			—			—
High Yield Fund I		—			—			—
International Emerging Markets Fund		—			—			—
International Equity Index Fund		—			—			—
International Fund I		—			—			—
International Growth Fund		—			5			—
International Value Fund I		—			—			—
LargeCap Growth Account		—			1			—
LargeCap Growth Account I		—			21			—
LargeCap S&P 500 Index Account		1			13			—
LargeCap Value Account		—			—			—
LargeCap Value Fund I		—			—			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		—			—			—
Preferred Securities Fund		15			—			—
Real Estate Securities Account		—			3			—
SmallCap Growth Fund I		—			5			—
SmallCap Value Fund II		—			—			—
	$ 20		$ 48			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

103

Schedule of Investments Principal LifeTime Strategic Income Account September 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.55%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 62.03%
Bond Market Index Fund (a)	132,481	$ 1,461
Core Plus Bond Fund I (a)	412,813	4,533
Diversified Real Asset Fund (a)	121,119	1,309
Global Diversified Income Fund (a)	142,926	1,757
High Yield Fund I (a)	53,131	552
Inflation Protection Fund (a)	556,888	4,728
International Emerging Markets Fund (a)	9,801	205
International Equity Index Fund (a)	23,403	205
International Fund I (a)	26,449	247
International Growth Fund (a)	38,427	291
International Value Fund I (a)	32,946	296
LargeCap Value Fund I (a)	76,835	718
MidCap Growth Fund III (a),(b)	23,785	221
MidCap Value Fund I (a)	20,257	226
Preferred Securities Fund (a)	81,095	761
SmallCap Growth Fund I (a),(b)	22,320	210
SmallCap Value Fund II (a)	23,157	182
		$ 17,902

Principal Variable Contracts Funds, Inc. Class 1 - 38.52%
Bond & Mortgage Securities Account (a)	415,278	4,639
LargeCap Growth Account (a)	30,475	406
LargeCap Growth Account I (a)	43,908	846
LargeCap S&P 500 Index Account (a)	62,360	506
LargeCap Value Account (a)	19,520	416
Short-Term Income Account (a)	1,700,458	4,302
		$ 11,115
TOTAL INVESTMENT COMPANIES		$ 29,017
Total Investments		$ 29,017
Liabilities in Excess of Other Assets, Net - (0.55)%		$ (160)
TOTAL NET ASSETS - 100.00%		$ 28,857

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 1,050
Unrealized Depreciation	(1,464)
Net Unrealized Appreciation (Depreciation)	$ (414)
Cost for federal income tax purposes	$ 29,431

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	72 .68%
Domestic Equity Funds	12 .93%
Specialty Funds	10 .63%
International Equity Funds	4 .31%
Liabilities in Excess of Other Assets, Net	(0.55)%
TOTAL NET ASSETS	100.00%

See accompanying notes

104

Schedule of Investments
Principal LifeTime Strategic Income Account
September 30, 2011 (unaudited)

	December 31,	December 31,					September 30,	September
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	460,380	$ 5,539	47,660	$ 526	92,762	$ 1,019	415,278	$ 5,019
Bond Market Index Fund	129,121	1,319	19,538	209	16,178	171	132,481	1,358
Core Plus Bond Fund I	428,518	4,597	53,733	595	69,438	768	412,813	4,428
Diversified Real Asset Fund	117,363	1,229	17,650	205	13,894	165	121,119	1,272
Global Diversified Income Fund	135,050	1,291	22,057	292	14,181	191	142,926	1,392
High Yield Fund I	52,138	502	7,573	82	6,580	72	53,131	512
Inflation Protection Fund	436,437	3,821	163,589	1,347	43,138	355	556,888	4,814
International Emerging Markets Fund	10,149	247	1,134	28	1,482	39	9,801	236
International Equity Index Fund	23,697	222	2,362	24	2,656	29	23,403	218
International Fund I	26,554	373	3,220	36	3,325	39	26,449	371
International Growth Fund	45,772	616	4,292	36	11,637	107	38,427	530
International Value Fund I	38,631	360	5,261	55	10,946	124	32,946	296
LargeCap Growth Account	30,052	433	3,736	54	3,313	51	30,475	436
LargeCap Growth Account I	46,114	833	5,142	107	7,348	162	43,908	787
LargeCap S&P 500 Index Account	70,922	568	8,307	72	16,869	155	62,360	498
LargeCap Value Account	19,237	551	2,315	54	2,032	50	19,520	555
LargeCap Value Fund I	75,623	776	10,517	107	9,305	100	76,835	783
MidCap Growth Fund III	24,414	228	1,635	17	2,264	25	23,785	221
MidCap Value Fund I	20,788	236	1,359	17	1,890	26	20,257	228
Preferred Securities Fund	80,876	823	9,674	95	9,455	95	81,095	823
Short-Term Income Account	1,358,975	3,389	478,339	1,217	136,856	348	1,700,458	4,258
SmallCap Growth Fund I	22,914	183	1,621	17	2,215	26	22,320	179
SmallCap Value Fund II	23,612	183	1,872	17	2,327	23	23,157	179

		$ 28,319		$ 5,209		$ 4,140		$ 29,393

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Account	$ 5		$ (27)			$ —
Bond Market Index Fund		—			1			—
Core Plus Bond Fund I		35			4			—
Diversified Real Asset Fund		—			3			—
Global Diversified Income Fund		74			—			—
High Yield Fund I		—			—			—
Inflation Protection Fund		107			1			—
International Emerging Markets Fund		—			—			—
International Equity Index Fund		—			1			—
International Fund I		—			1			—
International Growth Fund		—			(15)			—
International Value Fund I		—			5			—
LargeCap Growth Account		—			—			—
LargeCap Growth Account I		—			9			—
LargeCap S&P 500 Index Account		—			13			—
LargeCap Value Account		—			—			—
LargeCap Value Fund I		—			—			—
MidCap Growth Fund III		—			1			—
MidCap Value Fund I		—			1			—
Preferred Securities Fund		36			—			—
Short-Term Income Account		6			—			1
SmallCap Growth Fund I		—			5			—
SmallCap Value Fund II		—			2			—
	$ 263		$ 5			$ 1
All dollar amounts are shown in thousands (000's)

See accompanying notes

105

Schedule of Investments
Real Estate Securities Account
September 30, 2011 (unaudited)

COMMON STOCKS - 97.01%	Shares Held	Value (000's)	REPURCHASE AGREEMENTS	Maturity

Commercial Services - 0.57%			(continued)	Amount (000's)	Value (000's)
Corrections Corp of America (a)	30,900	$ 701	Banks (continued)
			Investment in Joint Trading Account; Deutsche $	136	$ 136
			Bank Repurchase Agreement; 0.05% dated
Lodging - 1.59%			09/30/11 maturing 10/03/11 (collateralized
Starwood Hotels & Resorts Worldwide Inc	50,600	1,964	by US Government Securities; $138,653;
			0.00% - 5.00%; dated 11/07/11 - 11/17/17)
Real Estate - 1.36%			Investment in Joint Trading Account; JP	494	494
CB Richard Ellis Group Inc (a)	62,000	834	Morgan Repurchase Agreement; 0.01%
Jones Lang LaSalle Inc	16,400	850	dated 09/30/11 maturing 10/03/11
		$ 1,684	(collateralized by US Government
			Securities; $504,193; 0.00% - 6.90%; dated
REITS - 93.49%			11/21/11 - 10/20/26)
American Assets Trust Inc	47,005	844	Investment in Joint Trading Account; Merrill	618	618
Annaly Capital Management Inc	82,100	1,365	Lynch Repurchase Agreement; 0.02%
Apartment Investment & Management Co	174,600	3,862	dated 09/30/11 maturing 10/03/11
Ashford Hospitality Trust Inc	18,100	127	(collateralized by US Government
AvalonBay Communities Inc	52,066	5,938	Securities; $630,241; 0.00% - 8.63%; dated
Boston Properties Inc	82,815	7,379	10/13/11 - 04/01/56)
BRE Properties Inc	42,593	1,803			$ 1,681
Camden Property Trust	17,200	951	TOTAL REPURCHASE AGREEMENTS		$ 1,681
Colonial Properties Trust	114,137	2,073
Digital Realty Trust Inc	63,923	3,526	Total Investments		$ 123,112
Douglas Emmett Inc	81,089	1,387	Other Assets in Excess of Liabilities, Net - 0.44%		$ 543
DuPont Fabros Technology Inc	82,740	1,629	TOTAL NET ASSETS - 100.00%		$ 123,655
Entertainment Properties Trust	55,900	2,179
Equity Lifestyle Properties Inc	38,042	2,385	(a) Non-Income Producing Security
Equity One Inc	68,300	1,083
Equity Residential	147,185	7,635
Essex Property Trust Inc	18,333	2,201
Federal Realty Investment Trust	15,038	1,239	Unrealized Appreciation (Depreciation)
General Growth Properties Inc	275,487	3,333	The net federal income tax unrealized appreciation (depreciation) and federal tax
Glimcher Realty Trust	201,401	1,426	cost of investments held as of the period end were as follows:
HCP Inc	139,151	4,879
Health Care REIT Inc	48,822	2,285	Unrealized Appreciation		$ 17,168
Hersha Hospitality Trust	180,350	624	Unrealized Depreciation		(9,394)
Highwoods Properties Inc	21,800	616	Net Unrealized Appreciation (Depreciation)		$ 7,774
Host Hotels & Resorts Inc	401,127	4,388	Cost for federal income tax purposes		$ 115,338
Kimco Realty Corp	67,759	1,018
LaSalle Hotel Properties	91,671	1,760	All dollar amounts are shown in thousands (000's)
Macerich Co/The	17,251	735
Mid-America Apartment Communities Inc	4,000	241	Portfolio Summary (unaudited)
ProLogis Inc	223,993	5,432	Sector		Percent
PS Business Parks Inc	17,417	863	Financial		97 .40%
Public Storage Inc	71,330	7,943	Consumer, Cyclical		1 .59%
Ramco-Gershenson Properties Trust	66,881	549	Consumer, Non-cyclical		0 .57%
Simon Property Group Inc	141,317	15,542	Other Assets in Excess of Liabilities, Net		0 .44%
SL Green Realty Corp	61,550	3,579	TOTAL NET ASSETS		100.00%
Taubman Centers Inc	26,220	1,319
Ventas Inc	94,789	4,683
Vornado Realty Trust	90,972	6,788
		$ 115,609
TOTAL COMMON STOCKS		$ 119,958
CONVERTIBLE PREFERRED STOCKS -
1.19%	Shares Held	Value (000's)

REITS - 1.19%
Digital Realty Trust Inc	44,100	1,473

TOTAL CONVERTIBLE PREFERRED STOCKS		$ 1,473
	Maturity
REPURCHASE AGREEMENTS - 1.36%	Amount (000's)	Value (000's)

Banks - 1.36%
Investment in Joint Trading Account; Credit	$ 433	$ 433
Suisse Repurchase Agreement; 0.04%
dated 09/30/11 maturing 10/03/11
(collateralized by US Government
Securities; $441,168; 1.00% - 3.13%; dated
04/30/12 - 09/30/13)

See accompanying notes

106

		Schedule of Investments
		SAM Balanced Portfolio
		September 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.06%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 23.56%
Global Diversified Income Fund (a)	1,318,036	$ 16,199
Global Real Estate Securities Fund (a)	758,929	4,743
High Yield Fund (a)	3,371,852	24,682
Inflation Protection Fund (a)	878,135	7,455
LargeCap Blend Fund II (a)	2,470,515	21,074
LargeCap Growth Fund II (a)	3,020,235	22,833
LargeCap Value Fund III (a)	3,183,044	27,979
MidCap Growth Fund III (a),(b)	866,859	8,070
Preferred Securities Fund (a)	1,990,997	18,676
SmallCap Growth Fund I (a),(b)	2,237,685	21,012
SmallCap Value Fund II (a)	1,140,525	8,987
Small-MidCap Dividend Income Fund (a)	1,510,950	12,783
		$ 194,493

Principal Variable Contracts Funds, Inc. Class 1 - 76.50%
Diversified International Account (a)	6,569,856	69,378
Equity Income Account (a)	10,494,949	144,830
Government & High Quality Bond Account (a)	11,054,139	119,495
Income Account (a)	10,947,846	114,733
International Emerging Markets Account (a)	1,251,413	17,094
LargeCap Growth Account (a)	3,365,710	44,899
LargeCap Value Account (a)	940,405	20,049
MidCap Blend Account (a)	624,467	22,319
Principal Capital Appreciation Account (a)	3,082,243	58,748
Real Estate Securities Account (a)	288,072	3,572
Short-Term Income Account (a)	6,430,421	16,269
		$ 631,386
TOTAL INVESTMENT COMPANIES		$ 825,879
Total Investments		$ 825,879
Liabilities in Excess of Other Assets, Net - (0.06)%		$ (513)
TOTAL NET ASSETS - 100.00%		$ 825,366

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 58,678
Unrealized Depreciation	(37,837)
Net Unrealized Appreciation (Depreciation)	$ 20,841
Cost for federal income tax purposes	$ 805,038

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	50 .55%
Fixed Income Funds	36 .50%
International Equity Funds	11 .05%
Specialty Funds	1 .96%
Liabilities in Excess of Other Assets, Net	(0.06)%
TOTAL NET ASSETS	100.00%

See accompanying notes

107

Schedule of Investments
SAM Balanced Portfolio
September 30, 2011 (unaudited)

	December 31,	December 31,					September 30,	September
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	6,949,596	$ 83,081	60,550	$ 785	440,290	$ 5,572	6,569,856	$ 76,552
Equity Income Account	12,723,542	163,267	56,144	872	2,284,737	34,823	10,494,949	130,486
Global Diversified Income Fund	1,385,181	18,472	67,535	911	134,680	1,789	1,318,036	17,559
Global Real Estate Securities Fund	629,486	4,614	129,443	971	—	—	758,929	5,585
Government & High Quality Bond	11,735,829	116,974	137,757	1,439	819,447	8,670	11,054,139	109,888
Account
High Yield Fund	3,903,995	27,656	263,426	2,111	795,569	6,307	3,371,852	23,550
Income Account	11,072,001	107,296	239,972	2,496	364,127	3,804	10,947,846	105,855
Inflation Protection Fund	900,709	7,316	81,414	662	103,988	890	878,135	7,120
International Emerging Markets	1,525,182	21,579	9,888	168	283,657	5,013	1,251,413	15,842
Account
LargeCap Blend Fund II	2,397,630	22,477	131,192	1,314	58,307	577	2,470,515	23,234
LargeCap Growth Account	3,596,904	35,152	32,884	512	264,078	3,996	3,365,710	32,602
LargeCap Growth Fund II	2,927,469	16,403	154,790	1,275	62,024	533	3,020,235	17,172
LargeCap Value Account	—	—	940,405	24,361	—	—	940,405	24,361
LargeCap Value Account III	5,683,757	47,199	31,275	311	5,715,032	58,615	—	—
LargeCap Value Fund III	—	—	3,202,820	35,005	19,776	183	3,183,044	34,788
MidCap Blend Account	649,867	19,214	20,154	815	45,554	1,836	624,467	18,350
MidCap Growth Fund III	861,087	8,871	45,636	528	39,864	409	866,859	8,938
Money Market Account	184,103	184	—	—	184,103	184	—	—
Preferred Securities Fund	2,387,538	18,066	113,843	1,143	510,384	5,131	1,990,997	14,439
Principal Capital Appreciation	3,173,634	54,774	52,336	1,167	143,727	3,113	3,082,243	52,835
Account
Real Estate Securities Account	284,572	2,287	3,500	48	—	—	288,072	2,335
Short-Term Income Account	5,216,193	12,725	1,338,099	3,404	123,871	315	6,430,421	15,813
SmallCap Growth Fund I	2,241,570	22,905	43,591	511	47,476	502	2,237,685	22,873
SmallCap Value Fund	1,108,052	16,230	13,976	221	1,122,028	17,214	—	—
SmallCap Value Fund II	—	—	1,184,813	11,819	44,288	373	1,140,525	11,362
Small-MidCap Dividend Income Fund	—	—	1,510,950	14,950	—	—	1,510,950	14,950

		$ 826,742		$ 107,799		$ 159,849		$ 786,489

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Diversified International Account	$ 153		$ (1,742)			$ —
Equity Income Account		872			1,170			—
Global Diversified Income Fund		731			(35)			—
Global Real Estate Securities Fund		67			—			—
Government & High Quality Bond Account		217			145			126
High Yield Fund		1,770			90			—
Income Account		457			(133)			—
Inflation Protection Fund		211			32			—
International Emerging Markets Account		12			(892)			—
LargeCap Blend Fund II		—			20			—
LargeCap Growth Account		—			934			—
LargeCap Growth Fund II		—			27			—
LargeCap Value Account		—			—			—
LargeCap Value Account III		—			11,105			—
LargeCap Value Fund III		—			(34)			—
MidCap Blend Account		—			157			302
MidCap Growth Fund III		—			(52)			—
Money Market Account		—			—			—
Preferred Securities Fund		1,017			361			—
Principal Capital Appreciation Account		55			7			392
Real Estate Securities Account		—			—			—
Short-Term Income Account		22			(1)			2
SmallCap Growth Fund I		—			(41)			—
SmallCap Value Fund		—			763			—
SmallCap Value Fund II		—			(84)			—
Small-MidCap Dividend Income Fund		175			—			—
	$ 5,759		$ 11,797			$ 822
All dollar amounts are shown in thousands (000's)

See accompanying notes

108

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		September 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.06%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 22.62%
Global Diversified Income Fund (a)	427,965	$ 5,260
Global Real Estate Securities Fund (a)	140,350	877
High Yield Fund (a)	907,752	6,645
Inflation Protection Fund (a)	327,332	2,779
LargeCap Blend Fund II (a)	568,596	4,850
LargeCap Growth Fund II (a)	498,315	3,767
LargeCap Value Fund III (a)	510,038	4,483
MidCap Growth Fund III (a),(b)	220,053	2,049
Preferred Securities Fund (a)	649,242	6,090
SmallCap Growth Fund I (a),(b)	207,551	1,949
SmallCap Value Fund II (a)	123,407	972
Small-MidCap Dividend Income Fund (a)	247,188	2,091
		$ 41,812

Principal Variable Contracts Funds, Inc. Class 1 - 77.44%
Diversified International Account (a)	943,617	9,965
Equity Income Account (a)	1,215,756	16,777
Government & High Quality Bond Account (a)	3,649,736	39,454
Income Account (a)	3,869,846	40,556
International Emerging Markets Account (a)	151,587	2,071
LargeCap Growth Account (a)	493,818	6,587
LargeCap Value Account (a)	225,286	4,803
MidCap Blend Account (a)	82,152	2,936
Principal Capital Appreciation Account (a)	517,874	9,871
Real Estate Securities Account (a)	40,326	500
Short-Term Income Account (a)	3,814,901	9,652
		$ 143,172
TOTAL INVESTMENT COMPANIES		$ 184,984
Total Investments		$ 184,984
Liabilities in Excess of Other Assets, Net - (0.06)%		$ (117)
TOTAL NET ASSETS - 100.00%		$ 184,867

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 8,707
Unrealized Depreciation	(5,437)
Net Unrealized Appreciation (Depreciation)	$ 3,270
Cost for federal income tax purposes	$ 181,714

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	56 .88%
Domestic Equity Funds	33 .34%
International Equity Funds	6 .99%
Specialty Funds	2 .85%
Liabilities in Excess of Other Assets, Net	(0.06)%
TOTAL NET ASSETS	100.00%

See accompanying notes

109

Schedule of Investments
SAM Conservative Balanced Portfolio
September 30, 2011 (unaudited)

	December 31,	December 31,					September 30,	September
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	1,008,371	$ 11,287	13,401	$ 174	78,155	$ 994	943,617	$ 10,217
Equity Income Account	1,546,409	19,766	26,041	373	356,694	5,415	1,215,756	14,893
Global Diversified Income Fund	453,712	6,059	26,066	352	51,813	692	427,965	5,709
Global Real Estate Securities Fund	105,085	770	35,265	242	—	—	140,350	1,012
Government & High Quality Bond	3,702,994	37,640	275,091	2,866	328,349	3,464	3,649,736	37,055
Account
High Yield Fund	1,053,175	7,199	133,346	1,070	278,769	2,218	907,752	6,068
Income Account	3,546,053	34,946	514,705	5,364	190,912	1,999	3,869,846	38,260
Inflation Protection Fund	235,336	1,912	116,223	944	24,227	205	327,332	2,655
International Emerging Markets	207,256	2,249	8,516	147	64,185	1,137	151,587	1,387
Account
LargeCap Blend Fund II	494,555	4,596	100,806	1,002	26,765	260	568,596	5,339
LargeCap Growth Account	534,159	5,447	9,923	155	50,264	753	493,818	4,937
LargeCap Growth Fund II	235,732	1,201	266,584	2,168	4,001	34	498,315	3,335
LargeCap Value Account	—	—	225,286	5,724	—	—	225,286	5,724
LargeCap Value Account III	964,959	8,240	40,832	405	1,005,791	10,310	—	—
LargeCap Value Fund III	—	—	513,912	5,605	3,874	35	510,038	5,563
MidCap Blend Account	84,782	2,254	11,319	428	13,949	556	82,152	2,221
MidCap Growth Fund III	205,537	2,086	18,891	215	4,375	43	220,053	2,249
Preferred Securities Fund	740,045	5,596	88,759	877	179,562	1,798	649,242	4,770
Principal Capital Appreciation	578,333	10,349	18,666	414	79,125	1,702	517,874	9,067
Account
Real Estate Securities Account	40,326	289	—	—	—	—	40,326	289
Short-Term Income Account	3,859,570	9,469	511,519	1,296	556,188	1,417	3,814,901	9,354
SmallCap Growth Fund I	186,498	1,869	24,112	279	3,059	34	207,551	2,117
SmallCap Value Fund	179,651	2,598	6,644	104	186,295	2,845	—	—
SmallCap Value Fund II	—	—	123,407	1,234	—	—	123,407	1,234
Small-MidCap Dividend Income Fund	—	—	247,188	2,450	—	—	247,188	2,450

		$ 175,822		$ 33,888		$ 35,911		$ 175,905

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Diversified International Account	$ 22		$ (250)			$ —
Equity Income Account		103			169			—
Global Diversified Income Fund		239			(10)			—
Global Real Estate Securities Fund		11			—			—
Government & High Quality Bond Account		71			13			40
High Yield Fund		483			17			—
Income Account		152			(51)			—
Inflation Protection Fund		66			4			—
International Emerging Markets Account		2			128			—
LargeCap Blend Fund II		—			1			—
LargeCap Growth Account		—			88			—
LargeCap Growth Fund II		—			—			—
LargeCap Value Account		—			—			—
LargeCap Value Account III		—			1,665			—
LargeCap Value Fund III		—			(7)			—
MidCap Blend Account		—			95			39
MidCap Growth Fund III		—			(9)			—
Preferred Securities Fund		328			95			—
Principal Capital Appreciation Account		10			6			71
Real Estate Securities Account		—			—			—
Short-Term Income Account		16			6			2
SmallCap Growth Fund I		—			3			—
SmallCap Value Fund		—			143			—
SmallCap Value Fund II		—			—			—
Small-MidCap Dividend Income Fund		29			—			—
	$ 1,532		$ 2,106			$ 152
All dollar amounts are shown in thousands (000's)

See accompanying notes

110

		Schedule of Investments
	SAM Conservative Growth Portfolio
		September 30, 2011 (unaudited)

INVESTMENT COMPANIES - 99.99%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 29.18%
Diversified Real Asset Fund (a)	375,578	$ 4,060
Global Real Estate Securities Fund (a)	395,958	2,475
High Yield Fund (a)	575,460	4,212
Inflation Protection Fund (a)	33,970	288
LargeCap Blend Fund II (a)	805,800	6,873
LargeCap Growth Fund II (a)	1,096,279	8,288
LargeCap Value Fund III (a)	1,305,089	11,472
MidCap Growth Fund III (a),(b)	327,844	3,052
Preferred Securities Fund (a)	147,398	1,383
SmallCap Growth Fund I (a),(b)	810,816	7,614
SmallCap Value Fund II (a)	413,443	3,258
Small-MidCap Dividend Income Fund (a)	541,790	4,584
		$ 57,559

Principal Variable Contracts Funds, Inc. Class 1 - 70.81%
Diversified International Account (a)	2,041,659	21,560
Equity Income Account (a)	3,056,318	42,177
Government & High Quality Bond Account (a)	1,132,138	12,238
Income Account (a)	1,089,169	11,415
International Emerging Markets Account (a)	356,712	4,873
LargeCap Growth Account (a)	866,649	11,561
LargeCap Value Account (a)	420,704	8,969
MidCap Blend Account (a)	195,878	7,001
Principal Capital Appreciation Account (a)	964,448	18,382
Real Estate Securities Account (a)	6,380	79
Short-Term Income Account (a)	561,629	1,421
		$ 139,676
TOTAL INVESTMENT COMPANIES		$ 197,235
Total Investments		$ 197,235
Other Assets in Excess of Liabilities, Net - 0.01%		$ 29
TOTAL NET ASSETS - 100.00%		$ 197,264

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 9,121
Unrealized Depreciation		(15,683)
Net Unrealized Appreciation (Depreciation)		$ (6,562)
Cost for federal income tax purposes		$ 203,797

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		67 .58%
Fixed Income Funds		15 .69%
International Equity Funds		14 .65%
Specialty Funds		2 .06%
Other Assets in Excess of Liabilities, Net		0 .02%
TOTAL NET ASSETS		100.00%

See accompanying notes

111

Schedule of Investments
SAM Conservative Growth Portfolio
September 30, 2011 (unaudited)

	December 31,	December 31,					September 30,	September
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	2,163,843	$ 28,888	51,342	$ 661	173,526	$ 2,180	2,041,659	$ 26,684
Diversified Real Asset Fund	406,308	4,539	12,968	152	43,698	517	375,578	4,189
Equity Income Account	3,504,103	42,685	26,239	404	474,024	7,265	3,056,318	36,141
Global Real Estate Securities Fund	301,086	2,207	94,872	716	—	—	395,958	2,923
Government & High Quality Bond	1,208,819	11,781	45,663	478	122,344	1,290	1,132,138	10,989
Account
High Yield Fund	625,819	4,422	59,883	480	110,242	877	575,460	4,036
Income Account	1,124,514	10,687	47,661	500	83,006	863	1,089,169	10,302
Inflation Protection Fund	—	—	33,970	278	—	—	33,970	278
International Emerging Markets	416,885	7,233	13,485	220	73,658	1,290	356,712	5,921
Account
LargeCap Blend Fund II	695,930	6,497	134,098	1,306	24,228	240	805,800	7,572
LargeCap Growth Account	904,053	9,092	49,316	766	86,720	1,302	866,649	8,657
LargeCap Growth Fund II	918,214	5,523	190,413	1,554	12,348	106	1,096,279	6,973
LargeCap Value Account	—	—	420,704	10,872	—	—	420,704	10,872
LargeCap Value Account III	2,347,503	20,527	27,461	274	2,374,964	24,352	—	—
LargeCap Value Fund III	—	—	1,328,062	14,462	22,973	227	1,305,089	14,211
MidCap Blend Account	253,092	8,087	13,786	543	71,000	2,875	195,878	6,203
MidCap Growth Fund III	323,195	3,221	22,427	259	17,778	185	327,844	3,281
Money Market Account	37,009	37	—	—	37,009	37	—	—
Preferred Securities Fund	225,924	1,766	16,717	167	95,243	957	147,398	1,047
Principal Capital Appreciation	952,313	14,560	78,361	1,703	66,226	1,437	964,448	14,805
Account
Real Estate Securities Account	73,517	582	6,380	84	73,517	1,062	6,380	84
Short-Term Income Account	520,136	1,292	122,860	312	81,367	208	561,629	1,396
SmallCap Growth Fund	140,489	1,084	—	—	140,489	1,177	—	—
SmallCap Growth Fund I	812,015	8,362	48,556	559	49,755	543	810,816	8,344
SmallCap Value Fund	319,983	4,714	12,499	196	332,482	5,092	—	—
SmallCap Value Fund II	—	—	428,672	4,244	15,229	128	413,443	4,087
Small-MidCap Dividend Income Fund	—	—	541,790	5,369	—	—	541,790	5,369

		$ 197,786		$ 46,559		$ 54,210		$ 194,364

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Diversified International Account	$ 48		$ (685)			$ —
Diversified Real Asset Fund		—			15			—
Equity Income Account		244			317			—
Global Real Estate Securities Fund		34			—			—
Government & High Quality Bond Account		22			20			13
High Yield Fund		290			11			—
Income Account		45			(22)			—
Inflation Protection Fund		3			—			—
International Emerging Markets Account		3			(242)			—
LargeCap Blend Fund II		—			9			—
LargeCap Growth Account		—			101			—
LargeCap Growth Fund II		—			2			—
LargeCap Value Account		—			—			—
LargeCap Value Account III		—			3,551			—
LargeCap Value Fund III		—			(24)			—
MidCap Blend Account		—			448			117
MidCap Growth Fund III		—			(14)			—
Money Market Account		—			—			—
Preferred Securities Fund		89			71			—
Principal Capital Appreciation Account		17			(21)			122
Real Estate Securities Account		—			480			—
Short-Term Income Account		2			—			—
SmallCap Growth Fund		—			93			—
SmallCap Growth Fund I		—			(34)			—
SmallCap Value Fund		—			182			—
SmallCap Value Fund II		—			(29)			—
Small-MidCap Dividend Income Fund		63			—			—
	$ 860		$ 4,229			$ 252
All dollar amounts are shown in thousands (000's)

See accompanying notes

112

		Schedule of Investments
		SAM Flexible Income Portfolio
		September 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.15%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 23.69%
Global Diversified Income Fund (a)	893,197	$ 10,977
Global Real Estate Securities Fund (a)	374,777	2,342
High Yield Fund (a)	1,070,250	7,834
LargeCap Blend Fund II (a)	385,872	3,292
LargeCap Growth Fund II (a)	358,617	2,711
LargeCap Value Fund III (a)	396,669	3,487
Preferred Securities Fund (a)	1,112,411	10,434
SmallCap Growth Fund I (a),(b)	95,784	900
Small-MidCap Dividend Income Fund (a)	577,288	4,884
		$ 46,861

Principal Variable Contracts Funds, Inc. Class 1 - 76.46%
Diversified International Account (a)	468,045	4,943
Equity Income Account (a)	1,020,169	14,078
Government & High Quality Bond Account (a)	4,654,125	50,311
Income Account (a)	4,849,177	50,819
International Emerging Markets Account (a)	88,926	1,215
LargeCap Growth Account (a)	154,661	2,063
LargeCap Value Account (a)	151,722	3,235
MidCap Blend Account (a)	73,292	2,619
Principal Capital Appreciation Account (a)	179,952	3,430
Real Estate Securities Account (a)	121,739	1,510
Short-Term Income Account (a)	6,717,046	16,994
		$ 151,217
TOTAL INVESTMENT COMPANIES		$ 198,078
Total Investments		$ 198,078
Liabilities in Excess of Other Assets, Net - (0.15)%		$ (287)
TOTAL NET ASSETS - 100.00%		$ 197,791

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 10,351
Unrealized Depreciation		(4,587)
Net Unrealized Appreciation (Depreciation)		$ 5,764
Cost for federal income tax purposes		$ 192,314

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		68 .96%
Domestic Equity Funds		21 .34%
Specialty Funds		5 .55%
International Equity Funds		4 .30%
Liabilities in Excess of Other Assets, Net		(0.15)%
TOTAL NET ASSETS		100.00%

See accompanying notes

113

Schedule of Investments
SAM Flexible Income Portfolio
September 30, 2011 (unaudited)

	December 31,	December 31,					September 30,	September
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	505,236	$ 5,066	9,262	$ 118	46,453	$ 594	468,045	$ 4,639
Equity Income Account	1,287,685	16,206	13,747	202	281,263	4,295	1,020,169	12,301
Global Diversified Income Fund	932,357	12,453	66,204	895	105,364	1,402	893,197	11,919
Global Real Estate Securities Fund	288,883	2,083	97,425	748	11,531	88	374,777	2,744
Government & High Quality Bond	4,694,825	47,186	466,286	4,895	506,986	5,340	4,654,125	46,761
Account
High Yield Fund	1,416,699	9,477	123,356	993	469,805	3,722	1,070,250	6,987
Income Account	4,708,069	45,966	526,330	5,493	385,222	4,012	4,849,177	47,358
International Emerging Markets	122,213	1,189	1,084	19	34,371	578	88,926	777
Account
LargeCap Blend Fund II	314,731	2,933	101,999	1,001	30,858	290	385,872	3,627
LargeCap Growth Account	135,731	1,143	22,537	355	3,607	54	154,661	1,469
LargeCap Growth Fund II	249,435	1,305	115,810	926	6,628	56	358,617	2,193
LargeCap Value Account	—	—	151,722	3,899	—	—	151,722	3,899
LargeCap Value Account III	770,384	5,956	3,578	35	773,962	7,930	—	—
LargeCap Value Fund III	—	—	414,402	4,506	17,733	162	396,669	4,312
MidCap Blend Account	83,779	2,207	3,512	135	13,999	559	73,292	1,900
Preferred Securities Fund	1,324,246	9,422	109,282	1,091	321,117	3,233	1,112,411	7,488
Principal Capital Appreciation	135,368	2,014	45,626	1,004	1,042	23	179,952	2,995
Account
Real Estate Securities Account	252,870	2,615	1,313	18	132,444	1,901	121,739	941
Short-Term Income Account	6,423,483	15,648	825,874	2,096	532,311	1,352	6,717,046	16,394
SmallCap Growth Fund I	63,723	638	32,061	378	—	—	95,784	1,016
SmallCap Value Fund	86,822	1,254	—	—	86,822	1,308	—	—
Small-MidCap Dividend Income Fund	—	—	577,288	5,735	—	—	577,288	5,735

		$ 184,761		$ 34,542		$ 36,899		$ 185,455

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Diversified International Account	$ 11		$ 49			$ —
Equity Income Account		82			188			—
Global Diversified Income Fund		493			(27)			—
Global Real Estate Securities Fund		32			1			—
Government & High Quality Bond Account		91			20			53
High Yield Fund		608			239			—
Income Account		202			(89)			—
International Emerging Markets Account		1			147			—
LargeCap Blend Fund II		—			(17)			—
LargeCap Growth Account		—			25			—
LargeCap Growth Fund II		—			18			—
LargeCap Value Account		—			—			—
LargeCap Value Account III		—			1,939			—
LargeCap Value Fund III		—			(32)			—
MidCap Blend Account		—			117			35
Preferred Securities Fund		550			208			—
Principal Capital Appreciation Account		3			—			22
Real Estate Securities Account		—			209			—
Short-Term Income Account		27			2			3
SmallCap Growth Fund I		—			—			—
SmallCap Value Fund		—			54			—
Small-MidCap Dividend Income Fund		67			—			—
	$ 2,167		$ 3,051			$ 113
All dollar amounts are shown in thousands (000's)

See accompanying notes

114

		Schedule of Investments
		SAM Strategic Growth Portfolio
		September 30, 2011 (unaudited)

INVESTMENT COMPANIES - 99.95%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 32.38%
Global Real Estate Securities Fund (a)	441,624	$ 2,760
LargeCap Blend Fund II (a)	933,328	7,961
LargeCap Growth Fund II (a)	883,647	6,680
LargeCap Value Fund III (a)	864,855	7,602
MidCap Growth Fund III (a),(b)	503,197	4,685
SmallCap Growth Fund I (a),(b)	731,429	6,868
SmallCap Value Fund II (a)	479,675	3,780
Small-MidCap Dividend Income Fund (a)	435,800	3,687
		$ 44,023

Principal Variable Contracts Funds, Inc. Class 1 - 67.57%
Diversified International Account (a)	1,639,182	17,310
Equity Income Account (a)	2,144,804	29,598
Government & High Quality Bond Account (a)	102,320	1,106
International Emerging Markets Account (a)	384,737	5,256
LargeCap Growth Account (a)	770,681	10,281
LargeCap Value Account (a)	255,243	5,442
MidCap Blend Account (a)	163,396	5,840
Principal Capital Appreciation Account (a)	863,809	16,464
Real Estate Securities Account (a)	45,749	567
		$ 91,864
TOTAL INVESTMENT COMPANIES		$ 135,887
Total Investments		$ 135,887
Other Assets in Excess of Liabilities, Net - 0.05%		$ 64
TOTAL NET ASSETS - 100.00%		$ 135,951

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 10,926
Unrealized Depreciation	(19,008)
Net Unrealized Appreciation (Depreciation)	$ (8,082)
Cost for federal income tax purposes	$ 143,969

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	80 .51%
International Equity Funds	18 .63%
Fixed Income Funds	0 .81%
Other Assets in Excess of Liabilities, Net	0 .05%
TOTAL NET ASSETS	100.00%

See accompanying notes

115

Schedule of Investments
SAM Strategic Growth Portfolio
September 30, 2011 (unaudited)

	December 31,	December 31,					September 30,	September
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	1,647,428	$ 21,665	92,367	$ 1,168	100,613	$ 1,243	1,639,182	$ 21,047
Equity Income Account	2,360,565	29,992	40,819	617	256,580	3,913	2,144,804	26,807
Global Real Estate Securities Fund	407,284	2,934	62,571	462	28,231	215	441,624	3,181
Government & High Quality Bond	69,702	742	32,618	348	—	—	102,320	1,090
Account
International Emerging Markets	410,310	6,458	25,488	431	51,061	895	384,737	5,826
Account
LargeCap Blend Fund II	781,418	7,194	216,063	2,098	64,153	588	933,328	8,651
LargeCap Growth Account	803,188	8,623	71,700	1,107	104,207	1,567	770,681	8,143
LargeCap Growth Fund II	729,589	4,480	172,589	1,446	18,531	152	883,647	5,766
LargeCap Value Account	—	—	255,243	6,593	—	—	255,243	6,593
LargeCap Value Account III	1,354,676	11,269	44,727	443	1,399,403	14,347	—	—
LargeCap Value Fund III	—	—	870,433	9,372	5,578	51	864,855	9,311
MidCap Blend Account	189,621	5,939	12,429	494	38,654	1,569	163,396	5,063
MidCap Growth Fund III	517,662	5,274	42,038	461	56,503	607	503,197	5,114
Principal Capital Appreciation	929,403	15,628	35,161	777	100,755	2,191	863,809	14,200
Account
Real Estate Securities Account	83,926	640	11,873	162	50,050	721	45,749	387
Short-Term Income Account	142	—	—	—	142	—	—	—
SmallCap Growth Fund I	682,589	7,047	81,775	936	32,935	366	731,429	7,593
SmallCap Value Fund	254,840	3,758	9,373	147	264,213	4,036	—	—
SmallCap Value Fund II	158,315	1,427	351,531	3,490	30,171	253	479,675	4,606
Small-MidCap Dividend Income Fund	—	—	435,800	4,308	—	—	435,800	4,308

		$ 133,070		$ 34,860		$ 32,714		$ 137,686

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Diversified International Account	$ 37		$ (543)			$ —
Equity Income Account		170			111			—
Global Real Estate Securities Fund		40			—			—
Government & High Quality Bond Account		1			—			1
International Emerging Markets Account		4			(168)			—
LargeCap Blend Fund II		—			(53)			—
LargeCap Growth Account		—			(20)			—
LargeCap Growth Fund II		—			(8)			—
LargeCap Value Account		—			—			—
LargeCap Value Account III		—			2,635			—
LargeCap Value Fund III		—			(10)			—
MidCap Blend Account		—			199			89
MidCap Growth Fund III		—			(14)			—
Principal Capital Appreciation Account		16			(14)			114
Real Estate Securities Account		—			306			—
Short-Term Income Account		—			—			—
SmallCap Growth Fund I		—			(24)			—
SmallCap Value Fund		—			131			—
SmallCap Value Fund II		—			(58)			—
Small-MidCap Dividend Income Fund		51			—			—
	$ 319		$ 2,470			$ 204
All dollar amounts are shown in thousands (000's)

See accompanying notes

116

Schedule of Investments Short-Term Income Account September 30, 2011 (unaudited)

	Principal				Principal
BONDS - 100.57%	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Apparel - 0.63%				Biotechnology - 0.86%
VF Corp				Amgen Inc
1.06%, 08/23/2013(a)	$ 1,500 $	1,502		2.30%, 06/15/2016	$ 2,000 $	2,048

Automobile Asset Backed Securities - 0.04%				Chemicals - 3.57%
Nissan Auto Receivables Owner Trust				Air Products & Chemicals Inc
4.28%, 07/15/2013	102	103		4.15%, 02/01/2013	200	209
				Airgas Inc
				3.25%, 10/01/2015	3,000	3,091
Automobile Floor Plan Asset Backed Securities - 0.08%				Dow Chemical Co/The
Nissan Master Owner Trust Receivables
1.38%, 01/15/2015(a),(b)	200	202		7.60%, 05/15/2014	2,250	2,555
				EI du Pont de Nemours & Co
				5.00%, 07/15/2013	500	537
Automobile Manufacturers - 1.03%				PPG Industries Inc
Daimler Finance North America LLC				5.75%, 03/15/2013	2,000	2,130
1.88%, 09/15/2014(b)	2,500	2,467			$ 8,522

				Commercial Services - 0.93%
Banks - 22.78%				Western Union Co/The
American Express Bank FSB				5.40%, 11/17/2011	800	804
5.50%, 04/16/2013	1,000	1,056		Yale University
Australia & New Zealand Banking Group Ltd				2.90%, 10/15/2014	1,330	1,411
3.70%, 01/13/2015(b)	1,250	1,300			$ 2,215
Bank of America Corp
4.50%, 04/01/2015	1,750	1,659		Computers - 1.58%
Bank of New York Mellon Corp/The				Hewlett-Packard Co
2.95%, 06/18/2015	3,060	3,182		1.25%, 09/13/2013	1,500	1,489
Barclays Bank PLC				4.25%, 02/24/2012	750	760
2.50%, 01/23/2013	2,125	2,111		International Business Machines Corp
Capital One Financial Corp				2.10%, 05/06/2013	1,500	1,531
2.13%, 07/15/2014	1,000	990			$ 3,780
Citigroup Inc				Diversified Financial Services - 12.29%
5.50%, 08/27/2012	700	718		American Express Credit Corp
6.00%, 12/13/2013	2,000	2,101		2.75%, 09/15/2015	1,000	1,005
6.01%, 01/15/2015	500	531		5.88%, 05/02/2013	2,000	2,121
6.50%, 08/19/2013	1,750	1,841		American Honda Finance Corp
Commonwealth Bank of Australia				1.63%, 09/20/2013(b)	1,500	1,504
2.13%, 03/17/2014(b)	2,500	2,509		4.63%, 04/02/2013(b)	1,000	1,046
3.75%, 10/15/2014(b)	1,750	1,818
				Caterpillar Financial Services Corp
Goldman Sachs Group Inc/The				2.05%, 08/01/2016	500	504
3.70%, 08/01/2015	1,500	1,469		Countrywide Financial Corp
5.25%, 10/15/2013	2,500	2,598		5.80%, 06/07/2012	2,000	2,006
6.00%, 05/01/2014	1,300	1,376		ERAC USA Finance LLC
HSBC Bank PLC				2.75%, 07/01/2013(b)	1,500	1,517
3.50%, 06/28/2015(b)	2,500	2,537		5.60%, 05/01/2015(b)	750	832
ING Bank NV				5.80%, 10/15/2012(b)	500	521
2.38%, 06/09/2014(b)	1,750	1,697
(b)				FMR LLC
4.00%, 03/15/2016	3,250	3,270		4.75%, 03/01/2013(b)	3,000	3,108
JP Morgan Chase & Co				FUEL Trust
3.70%, 01/20/2015	2,400	2,459		3.98%, 06/15/2016(b)	3,500	3,427
5.38%, 10/01/2012	750	780		General Electric Capital Corp
Lloyds TSB Bank PLC				0.45%, 01/08/2016(a)	1,500	1,397
4.88%, 01/21/2016	3,250	3,204		1.10%, 01/07/2014(a)	2,000	1,974
Morgan Stanley				2.80%, 01/08/2013	2,500	2,543
2.88%, 01/24/2014	2,000	1,926		2.95%, 05/09/2016	500	501
6.00%, 05/13/2014	2,000	2,025		3.50%, 06/29/2015	500	516
6.00%, 04/28/2015	500	498		Jefferies Group Inc
Santander US Debt SA Unipersonal				3.88%, 11/09/2015	1,500	1,468
2.49%, 01/18/2013(b)	1,250	1,216
				MassMutual Global Funding II
Wachovia Corp				2.30%, 09/28/2015(b)	1,500	1,506
0.62%, 06/15/2017(a)	2,750	2,480		2.88%, 04/21/2014(b)	1,000	1,030
Wells Fargo & Co				Toyota Motor Credit Corp
0.45%, 10/28/2015(a)	1,750	1,643
3.68%, 06/15/2016(a)	500	520		3.20%, 06/17/2015	750	787
					$ 29,313
4.38%, 01/31/2013	750	778
Westpac Banking Corp				Electric - 1.88%
2.25%, 11/19/2012	2,000	2,027		Commonwealth Edison Co
3.00%, 08/04/2015	2,000	2,036		5.40%, 12/15/2011	750	757
	$ 54,355			5.95%, 08/15/2016	510	590
				LG&E and KU Energy LLC
				2.13%, 11/15/2015	500	487
See accompanying notes			117

Schedule of Investments Short-Term Income Account September 30, 2011 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)			Insurance (continued)
Nisource Finance Corp			Berkshire Hathaway Inc
6.15%, 03/01/2013	$ 500	$ 529	2.13%, 02/11/2013	$ 1,250 $	1,270
Oncor Electric Delivery Co LLC			2.20%, 08/15/2016	2,000	2,013
5.95%, 09/01/2013	1,250	1,347	MetLife Inc
6.38%, 05/01/2012	750	772	2.38%, 02/06/2014	1,500	1,526
		$ 4,482	Metropolitan Life Global Funding I
			2.50%, 01/11/2013(b)	3,000	3,032
Environmental Control - 0.11%			2.88%, 09/17/2012(b)	250	254
Waste Management Inc			5.13%, 04/10/2013(b)	250	262
2.60%, 09/01/2016	250	251	5.13%, 06/10/2014(b)	750	810
			New York Life Global Funding
Finance - Mortgage Loan/Banker - 2.53%			2.25%, 12/14/2012(b)	1,250	1,266
Fannie Mae			3.00%, 05/04/2015(b)	750	780
0.75%, 12/18/2013	2,000	2,009	4.65%, 05/09/2013(b)	1,000	1,056
Freddie Mac			5.25%, 10/16/2012(b)	750	785
0.38%, 11/30/2012	2,000	2,001	Prudential Financial Inc
1.00%, 08/27/2014	2,000	2,022	3.63%, 09/17/2012	750	763
		$ 6,032	5.15%, 01/15/2013	500	519
				$ 16,911
Food - 0.85%
Corn Products International Inc			Iron & Steel - 1.33%
3.20%, 11/01/2015	1,500	1,537	ArcelorMittal
Sara Lee Corp			3.75%, 03/01/2016	1,500	1,379
2.75%, 09/15/2015	500	503	5.38%, 06/01/2013	500	510
		$ 2,040	Nucor Corp
			5.00%, 12/01/2012	1,230	1,288
Gas - 0.66%				$ 3,177
Florida Gas Transmission Co LLC
4.00%, 07/15/2015(b)	1,000	1,057	Manufactured Housing Asset Backed Securities - 0.04%
Sempra Energy			Green Tree Financial Corp
6.00%, 02/01/2013	500	530	7.70%, 09/15/2026	65	70
		$ 1,587	Mid-State Trust
			8.33%, 04/01/2030	30	30
Home Equity Asset Backed Securities - 5.33%				$ 100
ACE Securities Corp
0.57%, 05/25/2035(a)	979	839	Media - 0.76%
0.68%, 04/25/2035(a)	813	785	DIRECTV Holdings LLC / DIRECTV
Aegis Asset Backed Securities Trust			Financing Co Inc
0.71%, 03/25/2035(a)	623	609	3.55%, 03/15/2015	1,250	1,304
Bayview Financial Acquisition Trust			Time Warner Cable Inc
0.47%, 11/28/2036(a)	41	39	5.40%, 07/02/2012	500	516
0.87%, 05/28/2044(a)	1,223	1,120		$ 1,820
5.66%, 12/28/2036(a)	144	141
6.04%, 11/28/2036	682	679	Mining - 1.05%
			Anglo American Capital PLC
Bear Stearns Asset Backed Securities Trust			2.15%, 09/27/2013(b)	1,500	1,496
0.56%, 12/25/2035(a)	854	675
Home Equity Asset Trust			Barrick Gold Corp
0.66%, 10/25/2035(a)	79	78	1.75%, 05/30/2014	500	502
0.70%, 10/25/2035(a)	1,000	716	Teck Resources Ltd
Mastr Asset Backed Securities Trust			3.15%, 01/15/2017	500	503
0.48%, 10/25/2035(a)	215	205		$ 2,501
2.93%, 05/25/2033(a)	796	696	Mortgage Backed Securities - 9.90%
Morgan Stanley ABS Capital I			Adjustable Rate Mortgage Trust
0.98%, 01/25/2035(a)	827	812	1.03%, 03/25/2035(a)	215	211
New Century Home Equity Loan Trust			1.37%, 02/25/2035(a)	20	17
0.71%, 07/25/2035(a)	2,000	1,627	Banc of America Alternative Loan Trust
4.76%, 11/25/2033	53	52	5.00%, 12/25/2018	624	631
Residential Asset Securities Corp			Banc of America Funding Corp
4.47%, 03/25/2032	745	737	4.75%, 09/25/2019	683	698
4.59%, 08/25/2031	45	44	Banc of America Mortgage Securities Inc
Wells Fargo Home Equity Trust			4.75%, 02/25/2035	139	138
0.65%, 05/25/2034(a)	282	243	5.00%, 01/25/2019	498	516
5.00%, 05/25/2034	2,636	2,613	5.00%, 03/25/2020	384	385
		$ 12,710	5.00%, 08/25/2020	171	172
			5.00%, 05/25/2034	145	145
Insurance - 7.09%			5.25%, 10/25/2019	221	226
Aspen Insurance Holdings Ltd			5.25%, 10/25/2034	77	77
6.00%, 08/15/2014	1,000	1,056	BCAP LLC Trust
Berkshire Hathaway Finance Corp			5.25%, 06/26/2037(b)	287	287
1.50%, 01/10/2014	1,500	1,519	Bear Stearns Alt-A Trust
			0.51%, 07/25/2035(a)	15	10

See accompanying notes

118

Schedule of Investments
Short-Term Income Account
September 30, 2011 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Bear Stearns Commercial Mortgage			Wells Fargo Mortgage Backed Securities
Securities			Trust
7.00%, 05/20/2030	$ 959 $ 980		4.50%, 08/25/2018	$ 379	$ 386
Cendant Mortgage Corp			4.75%, 11/25/2018	223	230
4.95%, 06/25/2034(a)	287	294	4.75%, 12/25/2018	195	200
Chase Mortgage Finance Corp			5.00%, 11/25/2020	60	62
5.50%, 05/25/2035	91	91	5.50%, 05/25/2035	335	333
Citicorp Mortgage Securities Inc					$ 23,621
4.50%, 09/25/2034(a)	156	157
5.25%, 02/25/2035	157	157	Oil & Gas - 4.91%
Countrywide Alternative Loan Trust			BP Capital Markets PLC
6.00%, 02/25/2017	259	265	3.13%, 10/01/2015	1,000	1,033
Countrywide Asset-Backed Certificates			3.63%, 05/08/2014	2,000	2,099
0.51%, 11/25/2035(a)	9	8	5.25%, 11/07/2013	2,000	2,149
Countrywide Home Loan Mortgage Pass			Ensco PLC
Through Trust			3.25%, 03/15/2016	1,750	1,777
4.50%, 01/25/2019(a)	419	426	Petrobras International Finance Co - Pifco
4.50%, 08/25/2033	243	245	3.88%, 01/27/2016	1,750	1,736
4.75%, 01/25/2019	410	420	Shell International Finance BV
4.75%, 01/25/2019	383	391	3.10%, 06/28/2015	2,000	2,123
5.00%, 11/25/2018	588	604	Total Capital SA
5.00%, 09/25/2019	424	435	3.00%, 06/24/2015	750	793
5.00%, 06/25/2034	171	171			$ 11,710
5.00%, 08/25/2034	137	137	Oil & Gas Services - 1.54%
5.25%, 10/25/2034	648	662	Schlumberger Investment SA
Credit Suisse First Boston Mortgage Securities			1.95%, 09/14/2016(b)	1,500	1,492
Corp			Weatherford International Ltd
1.19%, 05/25/2034(a)	204	177	5.50%, 02/15/2016	2,000	2,178
5.00%, 09/25/2019	92	91			$ 3,670
5.00%, 10/25/2019	577	581
Fannie Mae			Other Asset Backed Securities - 1.95%
0.53%, 02/25/2032(a)	27	27	Ameriquest Mortgage Securities Inc
6.00%, 02/25/2031	480	483	0.43%, 08/25/2035(a)	374	351
Freddie Mac			Carrington Mortgage Loan Trust
0.63%, 07/15/2023(a)	142	142	0.51%, 12/25/2035(a)	500	476
0.68%, 06/15/2023(a)	34	34	Citigroup Mortgage Loan Trust Inc
6.00%, 09/15/2029	90	91	0.66%, 07/25/2035(a)	150	123
Ginnie Mae			Countrywide Asset-Backed Certificates
4.50%, 08/20/2032	126	135	0.63%, 08/25/2034(a)	424	420
GMAC Mortgage Corp Loan Trust			0.88%, 12/25/2034(a)	1,319	1,279
5.25%, 07/25/2034	158	160	Credit-Based Asset Servicing and
GSR Mortgage Loan Trust			Securitization LLC
0.53%, 03/25/2035(a)	519	513	5.33%, 08/25/2035(a)	311	307
5.00%, 08/25/2019	330	336	First Franklin Mortgage Loan Asset Backed
JP Morgan Mortgage Trust			Certificates
5.00%, 09/25/2034	1,901	1,957	0.51%, 10/25/2035(a)	1,206	1,135
Mastr Adjustable Rate Mortgages Trust			Green Tree Home Improvement Loan Trust
0.67%, 08/25/2034(a)	262	251	7.45%, 09/15/2025	5	4
MASTR Alternative Loans Trust			Mastr Specialized Loan Trust
5.00%, 09/25/2019	1,152	1,167	1.48%, 11/25/2034(a),(b)	435	360
6.50%, 01/25/2019	251	265	Merrill Lynch First Franklin Mortgage Loan
MASTR Asset Securitization Trust			Trust
0.73%, 01/25/2034(a)	66	66	0.93%, 10/25/2037(a)	148	146
5.00%, 12/25/2019	96	100	Securitized Asset Backed Receivables LLC
5.25%, 12/25/2033	2,104	2,143	Trust
Prime Mortgage Trust			0.53%, 10/25/2035(a)	53	47
4.75%, 11/25/2019	142	147			$ 4,648
5.25%, 07/25/2020(a)	1,235	1,252
			Pharmaceuticals - 1.84%
Residential Accredit Loans Inc			Abbott Laboratories
5.00%, 12/26/2018	1,339	1,364	2.70%, 05/27/2015	1,500	1,575
5.00%, 03/25/2019	414	419	Novartis Capital Corp
5.50%, 08/25/2033	374	384	2.90%, 04/24/2015	500	529
6.00%, 11/25/2032	160	161	Pfizer Inc
Residential Asset Securitization Trust			4.45%, 03/15/2012	1,760	1,790
4.75%, 02/25/2019	667	673	Sanofi
Structured Asset Securities Corp			1.20%, 09/30/2014	500	501
4.50%, 02/25/2033	111	111			$ 4,395
WaMu Mortgage Pass Through Certificates
5.00%, 09/25/2018	218	224

See accompanying notes

119

Schedule of Investments
Short-Term Income Account
September 30, 2011 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value (000's)

Pipelines - 1.21%			Telecommunications (continued)
Enterprise Products Operating LLC			Verizon Communications Inc
3.70%, 06/01/2015	$ 1,250 $	1,305	3.00%, 04/01/2016	$ 1,250	$ 1,307
Plains All American Pipeline LP / PAA			Verizon New Jersey Inc
Finance Corp			5.88%, 01/17/2012	1,375	1,395
3.95%, 09/15/2015	1,500	1,579			$ 6,178

	$ 2,884		Textiles - 0.20%
Publicly Traded Investment Fund - 0.44%			Mohawk Industries Inc
CDP Financial Inc			7.20%, 04/15/2012	475	486
3.00%, 11/25/2014(b)	1,000	1,045

			Transportation - 0.18%
Real Estate - 1.52%			United Parcel Service Inc
WCI Finance LLC / WEA Finance LLC			4.50%, 01/15/2013	400	420
5.40%, 10/01/2012(b)	2,500	2,577
WT Finance Aust Pty Ltd / Westfield Capital /			TOTAL BONDS		$ 239,954
WEA Finance LLC				Principal
5.13%, 11/15/2014(b)	1,000	1,052	MUNICIPAL BONDS - 0.54%	Amount (000's)	Value (000's)
	$ 3,629
			Florida - 0.19%
REITS - 6.94%			Florida Housing Finance Corp
Arden Realty LP			0.23%, 01/15/2035	$ 190	$ 190
5.25%, 03/01/2015	750	776	0.60%, 06/15/2036	250	250
AvalonBay Communities Inc					$ 440
5.50%, 01/15/2012	2,750	2,781
BioMed Realty LP			New Hampshire - 0.08%
3.85%, 04/15/2016	1,500	1,470	New Hampshire Housing Finance
Duke Realty LP			Authority FANNIE MAE
6.25%, 05/15/2013	750	783	0.23%, 04/15/2016	200	200
ERP Operating LP
5.50%, 10/01/2012	700	727	New York - 0.06%
6.63%, 03/15/2012	2,000	2,047	Housing Development Corp/NY FANNIE
HCP Inc			MAE
2.70%, 02/01/2014	400	394	0.17%, 11/15/2031	150	150
Health Care REIT Inc
5.88%, 05/15/2015	1,000	1,047
6.00%, 11/15/2013	2,500	2,613	Ohio - 0.04%
Healthcare Realty Trust Inc			City of Cleveland OH
5.13%, 04/01/2014	1,250	1,292	0.18%, 01/01/2020	100	100
Nationwide Health Properties Inc
6.25%, 02/01/2013	2,500	2,631	Tennessee - 0.17%
	$ 16,561		Johnson City Health & Educational Facilities
Retail - 1.52%			Board
Wal-Mart Stores Inc			0.23%, 07/01/2033	405	405
1.50%, 10/25/2015	1,000	1,008
1.63%, 04/15/2014	1,000	1,022	TOTAL MUNICIPAL BONDS		$ 1,295
2.88%, 04/01/2015	1,000	1,055	U.S. GOVERNMENT & GOVERNMENT	Principal
3.20%, 05/15/2014	500	531	AGENCY OBLIGATIONS - 0.74%	Amount (000's)	Value (000's)
	$ 3,616		Federal Home Loan Mortgage Corporation (FHLMC) -
			0.06%
Savings & Loans - 0.00%			2.33%, 11/01/2021(a),(d)	$ 3	$ 3
Washington Mutual Bank / Henderson NV			2.48%, 09/01/2035(a),(d)	87	92
0.00%, 01/15/2013(c)	200	—	6.00%, 05/01/2017(d)	44	47
			9.50%, 08/01/2016(d)	3	3
Software - 0.22%					$ 145
Microsoft Corp			Federal National Mortgage Association (FNMA) - 0.48%
2.95%, 06/01/2014	500	531	2.00%, 04/01/2033(a),(d)	236	246
			2.30%, 11/01/2022(a),(d)	1	1
			2.35%, 12/01/2032(a),(d)	57	60
Student Loan Asset Backed Securities - 0.19%			2.35%, 07/01/2034(a),(d)	106	111
SLM 1.35%, Student 10/25/2016 Loan Trust (a)	438	442	2.37%, 08/01/2034(a),(d)	46	49
			2.42%, 02/01/2035(a),(d)	15	15
			2.42%, 02/01/2037(a),(d)	132	139
Telecommunications - 2.59%			2.49%, 01/01/2035(a),(d)	29	30
AT&T Inc			2.50%, 01/01/2035(a),(d)	81	85
2.40%, 08/15/2016	500	505	2.54%, 11/01/2032(a),(d)	14	15
2.50%, 08/15/2015	1,000	1,022	2.63%, 12/01/2033(a),(d)	33	33
2.95%, 05/15/2016	1,000	1,032	3.44%, 01/01/2019(a),(d)	1	1
4.95%, 01/15/2013	875	917	4.00%, 05/01/2019(d)	250	258
			4.42%, 11/01/2035(a),(d)	5	5

See accompanying notes

120

Schedule of Investments Short-Term Income Account September 30, 2011 (unaudited)

			(d)	This entity was put into conservatorship by the US Government in 2008.
			See Notes to Financial Statements for additional information.
U.S. GOVERNMENT & GOVERNMENT	Principal		(e)	Security or a portion of the security was pledged to cover margin
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	requirements for futures contracts. At the end of the period, the value of
Federal National Mortgage Association (FNMA) (continued)			these securities totaled $231 or 0.10% of net assets.
5.61%, 04/01/2019(a),(d)	$ 3 $	3
6.50%, 01/01/2014(d)	7	7
6.50%, 01/01/2014(d)	7	7
8.00%, 05/01/2027(d)	55	63	Unrealized Appreciation (Depreciation)
8.50%, 11/01/2017(d)	5	6	The net federal income tax unrealized appreciation (depreciation) and federal tax
			cost of investments held as of the period end were as follows:
		$ 1,134
Government National Mortgage Association (GNMA) -			Unrealized Appreciation	$ 2,512
0.03%			Unrealized Depreciation	(2,378)
10.00%, 09/15/2018	3	4	Net Unrealized Appreciation (Depreciation)	$ 134
10.00%, 09/15/2018	4	4	Cost for federal income tax purposes	$ 244,816
10.00%, 02/15/2019	27	32
10.00%, 05/15/2020	12	14	All dollar amounts are shown in thousands (000's)
10.00%, 06/15/2020	9	11
10.00%, 12/15/2020	1	1	Portfolio Summary (unaudited)
10.00%, 02/15/2025	4	4	Sector	Percent
10.00%, 04/15/2025	1	1	Financial	51 .87%
11.00%, 12/15/2015	1	1	Mortgage Securities	10 .47%
11.00%, 12/15/2015	2	2	Energy	7 .66%
9.00%, 12/15/2020	5	6	Asset Backed Securities	7 .62%
9.00%, 04/20/2025	1	1	Basic Materials	5 .95%
		$ 81	Consumer, Non-cyclical	4 .49%
U.S. Treasury - 0.17%			Consumer, Cyclical	3 .38%
1.00%, 12/31/2011(e)	396	397	Communications	3 .35%
			Government	2 .70%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY			Utilities	2 .55%
OBLIGATIONS		$ 1,757	Technology	1 .80%
	Maturity		Revenue Bonds	0 .40%
REPURCHASE AGREEMENTS - 0.81%	Amount (000's)	Value (000's)	Industrial	0 .28%
			Insured	0 .14%
Banks - 0.81%			Liabilities in Excess of Other Assets, Net	(2.66)%
Investment in Joint Trading Account; Credit	$ 500	$ 500	TOTAL NET ASSETS	100.00%
Suisse Repurchase Agreement; 0.04%
dated 09/30/11 maturing 10/03/11
(collateralized by US Government
Securities; $510,334; 1.00% - 3.13%; dated
04/30/12 - 09/30/13)
Investment in Joint Trading Account; Deutsche	157	157
Bank Repurchase Agreement; 0.05% dated
09/30/11 maturing 10/03/11 (collateralized
by US Government Securities; $160,391;
0.00% - 5.00%; dated 11/07/11 - 11/17/17)
Investment in Joint Trading Account; JP	572	572
Morgan Repurchase Agreement; 0.01%
dated 09/30/11 maturing 10/03/11
(collateralized by US Government
Securities; $583,238; 0.00% - 6.90%; dated
11/21/11 - 10/20/26)
Investment in Joint Trading Account; Merrill	715	715
Lynch Repurchase Agreement; 0.02%
dated 09/30/11 maturing 10/03/11
(collateralized by US Government
Securities; $729,048; 0.00% - 8.63%; dated
10/13/11 - 04/01/56)
		$ 1,944
TOTAL REPURCHASE AGREEMENTS		$ 1,944
Total Investments		$ 244,950
Liabilities in Excess of Other Assets, Net - (2.66)%		$ (6,358)
TOTAL NET ASSETS - 100.00%		$ 238,592

(a)	Variable Rate. Rate shown is in effect at September 30, 2011.
(b)		Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $49,118 or 20.59% of net assets.
(c) Non-Income Producing Security

See accompanying notes

121

Schedule of Investments
Short-Term Income Account
September 30, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
US 5 Year Note; December 2011	Short	200 $	24,533	$ 24,497	$ 36
					$ 36
All dollar amounts are shown in thousands (000's)

See accompanying notes

122

Schedule of Investments SmallCap Blend Account September 30, 2011 (unaudited)

COMMON STOCKS - 97.41%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Aerospace & Defense - 3.34%			Diversified Financial Services (continued)
Esterline Technologies Corp (a)	5,905	$ 306	MarketAxess Holdings Inc	9,790	$ 255
HEICO Corp	5,852	288			$ 408
LMI Aerospace Inc (a)	4,370	75
Moog Inc (a)	14,510	473	Electric - 4.15%
Triumph Group Inc	4,780	233	Avista Corp	25,290	603
		$ 1,375	IDACORP Inc	6,000	227
			NorthWestern Corp	11,480	367
Airlines - 1.26%			Unisource Energy Corp	14,090	508
Alaska Air Group Inc (a)	9,190	517			$ 1,705

			Electrical Components & Equipment - 0.63%
Apparel - 0.75%			Belden Inc	9,960	257
Steven Madden Ltd (a)	10,266	309

			Electronics - 0.68%
Automobile Parts & Equipment - 1.00%			OSI Systems Inc (a)	8,350	280
Dana Holding Corp (a)	21,490	226
Tenneco Inc (a)	7,230	185
		$ 411	Engineering & Construction - 1.35%
			MasTec Inc (a)	31,620	557
Banks - 4.43%
Bank of the Ozarks Inc	18,075	378
Chemical Financial Corp	3,700	57	Food - 2.17%
			Fresh Del Monte Produce Inc	8,010	186
Community Trust Bancorp Inc	3,020	70	Fresh Market Inc/The (a)	6,870	262
Eagle Bancorp Inc (a)	5,540	65
			TreeHouse Foods Inc (a)	7,190	445
East West Bancorp Inc	14,681	219
Financial Institutions Inc	4,132	59			$ 893
First of Long Island Corp/The	2,700	61	Forest Products & Paper - 0.67%
NBT Bancorp Inc	7,690	143	Domtar Corp	4,030	275
Signature Bank/New York NY (a)	6,460	308
Washington Banking Co	5,820	57
Webster Financial Corp	18,790	288	Gas - 0.79%
WesBanco Inc	6,800	118	Southwest Gas Corp	8,920	323
		$ 1,823

Biotechnology - 1.63%			Hand & Machine Tools - 0.94%
Arqule Inc (a)	19,280	97	Franklin Electric Co Inc	10,680	387
Cytokinetics Inc (a)	56,874	67
Human Genome Sciences Inc (a)	10,903	138	Healthcare - Products - 1.44%
Incyte Corp (a)	15,780	221	Bruker BioSciences Corp (a)	7,100	96
Momenta Pharmaceuticals Inc (a)	12,791	147	Cantel Medical Corp	7,880	166
		$ 670	Orthofix International NV (a)	9,554	330

Chemicals - 1.71%					$ 592
Kraton Performance Polymers Inc (a)	8,893	144	Healthcare - Services - 3.60%
WR Grace & Co (a)	16,849	561	AMERIGROUP Corp (a)	8,280	323
		$ 705	Centene Corp (a)	4,860	139
			Gentiva Health Services Inc (a)	11,954	66
Commercial Services - 3.21%			Healthsouth Corp (a)	32,460	485
ITT Educational Services Inc (a)	3,240	187
			Magellan Health Services Inc (a)	9,720	469
Kenexa Corp (a)	11,093	174
On Assignment Inc (a)	22,630	160			$ 1,482
PAREXEL International Corp (a)	14,600	276	Home Furnishings - 0.18%
RSC Holdings Inc (a)	33,080	236	Skullcandy Inc (a)	5,190	73
Sotheby's	10,390	286
		$ 1,319	Insurance - 2.81%
Computers - 3.28%			American Safety Insurance Holdings Ltd (a)	3,600	66
CACI International Inc (a)	5,760	288	Delphi Financial Group Inc	9,460	204
CIBER Inc (a)	45,130	137	Montpelier Re Holdings Ltd ADR	31,800	562
Fortinet Inc (a)	13,120	220	ProAssurance Corp	4,490	323
Manhattan Associates Inc (a)	13,480	446			$ 1,155

Syntel Inc	6,030	260	Internet - 3.80%
		$ 1,351	Ancestry.com Inc (a)	8,985	211
Consumer Products - 0.42%			comScore Inc (a)	11,460	193
Prestige Brands Holdings Inc (a)	19,030	172	Liquidity Services Inc (a)	15,460	496
			TIBCO Software Inc (a)	21,690	486
			Vocus Inc (a)	10,700	179
Distribution & Wholesale - 0.51%					$ 1,565
Brightpoint Inc (a)	22,530	208
			Investment Companies - 0.38%
Diversified Financial Services - 0.99%			PennantPark Investment Corp	17,690	158
Calamos Asset Management Inc	15,270	153

See accompanying notes

123

Schedule of Investments
SmallCap Blend Account
September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Iron & Steel - 0.41%			REITS (continued)
Schnitzer Steel Industries Inc	4,580	$ 169	Sun Communities Inc	6,930	$ 244
					$ 3,029

Leisure Products & Services - 1.64%			Retail - 10.79%
Polaris Industries Inc	13,500	675	ANN INC (a)	9,980	228
			Bravo Brio Restaurant Group Inc (a)	12,298	205
Machinery - Diversified - 1.42%			Brinker International Inc	19,870	416
Applied Industrial Technologies Inc	8,230	223	Cash America International Inc	5,350	274
			Coinstar Inc (a)	6,010	240
Chart Industries Inc (a)	8,580	362
		$ 585	Dillard's Inc	12,100	526
			DSW Inc	7,760	358
Metal Fabrication & Hardware - 0.88%			Einstein Noah Restaurant Group Inc	4,813	62
RBC Bearings Inc (a)	10,640	362	Finish Line Inc/The	27,370	547
			First Cash Financial Services Inc (a)	7,660	321
			Men's Wearhouse Inc	8,270	216
Mining - 0.98%			Pier 1 Imports Inc (a)	41,350	405
Hecla Mining Co (a)	37,860	203
			Sally Beauty Holdings Inc (a)	17,890	297
Kaiser Aluminum Corp	4,480	198	Sonic Corp (a)	31,300	221
		$ 401	Vera Bradley Inc (a)	3,390	122
Miscellaneous Manufacturing - 3.45%					$ 4,438
Actuant Corp	17,250	340
AO Smith Corp	7,311	234	Investors Savings & Bancorp Loans - Inc 1.78% (a)	13,440	170
Colfax Corp (a)	11,190	227
ESCO Technologies Inc	13,950	356	Oritani Financial Corp	20,350	262
			Provident Financial Services Inc	20,880	224
Koppers Holdings Inc	10,260	263	United Financial Bancorp Inc	5,640	77
		$ 1,420			$ 733
Office Furnishings - 0.99%
Steelcase Inc	64,530	407	Cabot Semiconductors Microelectronics - 2.88% Corp (a)	7,470	257
			Entegris Inc (a)	50,590	323
Oil & Gas - 4.51%			IXYS Corp (a)	14,310	156
Berry Petroleum Co	9,840	348	Lattice Semiconductor Corp (a)	50,540	265
Callon Petroleum Co (a)	67,547	262	Rudolph Technologies Inc (a)	27,590	184
Georesources Inc (a)	24,010	427			$ 1,185
Gulfport Energy Corp (a)	10,100	244
Pioneer Drilling Co (a)	43,630	313	Software - 2.78%
			Digi International Inc (a)	9,490	104
Rosetta Resources Inc (a)	7,630	261
			MedQuist Holdings Inc (a)	7,763	59
		$ 1,855	MicroStrategy Inc (a)	3,620	413
Oil & Gas Services - 1.24%			SYNNEX Corp (a)	9,810	257
C&J Energy Services Inc (a)	17,448	287	Taleo Corp (a)	12,080	311
Complete Production Services Inc (a)	11,730	221			$ 1,144

		$ 508	Telecommunications - 4.88%
Packaging & Containers - 0.75%			Arris Group Inc (a)	38,469	396
Rock-Tenn Co	6,340	309	Consolidated Communications Holdings Inc	11,720	212
			InterDigital Inc	7,190	335
			PAETEC Holding Corp (a)	45,780	242
Pharmaceuticals - 2.41%
Array BioPharma Inc (a)	28,780	56	Plantronics Inc	16,830	479
			RF Micro Devices Inc (a)	54,340	344
Catalyst Health Solutions Inc (a)	8,800	508
Salix Pharmaceuticals Ltd (a)	8,970	266			$ 2,008
XenoPort Inc (a)	27,519	162	Textiles - 0.44%
		$ 992	G&K Services Inc	6,990	179

Private Equity - 0.64%
American Capital Ltd (a)	38,900	265	Transportation - 0.87%
			Atlas Air Worldwide Holdings Inc (a)	10,770	359

Publicly Traded Investment Fund - 0.19%
THL Credit Inc	7,280	79	TOTAL COMMON STOCKS		$ 40,072
				Maturity
			REPURCHASE AGREEMENTS - 2.29%	Amount (000's)	Value (000's)
REITS - 7.36%
EastGroup Properties Inc	7,030	268	Banks - 2.29%
Education Realty Trust Inc	53,310	458	Investment in Joint Trading Account; Credit	$ 242	$ 242
Entertainment Properties Trust	7,556	294	Suisse Repurchase Agreement; 0.04%
Extra Space Storage Inc	14,500	270	dated 09/30/11 maturing 10/03/11
First Potomac Realty Trust	10,240	128	(collateralized by US Government
Kilroy Realty Corp	17,860	559	Securities; $247,045; 1.00% - 3.13%; dated
Post Properties Inc	17,530	609	04/30/12 - 09/30/13)
PS Business Parks Inc	4,020	199

See accompanying notes			124

Schedule of Investments
SmallCap Blend Account
September 30, 2011 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; Deutsche $	76	$ 76
Bank Repurchase Agreement; 0.05% dated
09/30/11 maturing 10/03/11 (collateralized
by US Government Securities; $77,642;
0.00% - 5.00%; dated 11/07/11 - 11/17/17)
Investment in Joint Trading Account; JP	277	277
Morgan Repurchase Agreement; 0.01%
dated 09/30/11 maturing 10/03/11
(collateralized by US Government
Securities; $282,337; 0.00% - 6.90%; dated
11/21/11 - 10/20/26)
Investment in Joint Trading Account; Merrill	346	346
Lynch Repurchase Agreement; 0.02%
dated 09/30/11 maturing 10/03/11
(collateralized by US Government
Securities; $352,922; 0.00% - 8.63%; dated
10/13/11 - 04/01/56)
$ 941
TOTAL REPURCHASE AGREEMENTS		$ 941
Total Investments		$ 41,013
Other Assets in Excess of Liabilities, Net - 0.30%		$ 123
TOTAL NET ASSETS - 100.00%		$ 41,136

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 5,208
Unrealized Depreciation		(5,862)
Net Unrealized Appreciation (Depreciation)		$ (654)
Cost for federal income tax purposes		$ 41,667

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		20 .89%
Consumer, Cyclical		17 .54%
Consumer, Non-cyclical		14 .88%
Industrial		14 .30%
Technology		8 .95%
Communications		8 .69%
Energy		5 .75%
Utilities		4 .93%
Basic Materials		3 .77%
Other Assets in Excess of Liabilities, Net		0 .30%
TOTAL NET ASSETS		100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; December 2011	Long	7	$ 476	$ 449	$ (27)
$ (27)

All dollar amounts are shown in thousands (000's)

See accompanying notes

125

Schedule of Investments SmallCap Growth Account II September 30, 2011 (unaudited)

COMMON STOCKS - 91.59%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Advertising - 0.44%			Banks (continued)
APAC Customer Services Inc (a)	1,140	$ 10	SVB Financial Group (a)	257	$ 9
Marchex Inc	14,033	119	SY Bancorp Inc	73	1
Valuevision Media Inc (a)	30,425	72	Texas Capital Bancshares Inc (a)	6,255	143
		$ 201	Trustco Bank Corp NY	159	1
			Walker & Dunlop Inc (a)	14,195	165
Aerospace & Defense - 1.94%			Westamerica Bancorporation	355	14
AAR Corp	376	6			$ 829
Aerovironment Inc (a)	381	11
Astronics Corp (a)	35	1	Beverages - 0.09%
Astronics Corp (a)	345	10	Boston Beer Co Inc (a)	202	15
Cubic Corp	257	10	Coca-Cola Bottling Co Consolidated	169	9
Esterline Technologies Corp (a)	4,762	247	Peet's Coffee & Tea Inc (a)	261	15
GenCorp Inc (a)	1,583	7			$ 39
HEICO Corp	993	49
Kaman Corp	345	10	Biotechnology - 1.67%
			3SBio Inc ADR(a)	8,501	101
LMI Aerospace Inc (a)	3,458	59
			Acorda Therapeutics Inc (a)	903	18
Moog Inc (a)	161	5
			Affymax Inc (a)	635	3
National Presto Industries Inc	110	9	Alnylam Pharmaceuticals Inc (a)	1,378	9
Orbital Sciences Corp (a)	945	12
			Ariad Pharmaceuticals Inc (a)	3,022	26
Teledyne Technologies Inc (a)	236	11
			Arqule Inc (a)	1,959	10
Triumph Group Inc	8,795	429	Astex Pharmaceuticals (a)	146	—
		$ 876	Biosante Pharmaceuticals Inc (a)	20,046	46
Agriculture - 0.05%			Cubist Pharmaceuticals Inc (a)	1,398	49
Tejon Ranch Co (a)	533	13	Emergent Biosolutions Inc (a)	566	9
Vector Group Ltd	677	11	Enzo Biochem Inc (a)	132	—
		$ 24	Enzon Pharmaceuticals Inc (a)	104	1
			Exact Sciences Corp (a)	1,345	9
Airlines - 0.05%			Exelixis Inc (a)	2,927	16
Alaska Air Group Inc (a)	71	4
			GTx Inc (a)	841	3
Allegiant Travel Co (a)	351	17
			Halozyme Therapeutics Inc (a)	1,914	12
		$ 21	Immunogen Inc (a)	1,231	13
Apparel - 1.93%			Incyte Corp (a)	13,288	186
Carter's Inc (a)	880	27	Inhibitex Inc (a)	1,731	4
Columbia Sportswear Co	170	8	InterMune Inc (a)	519	10
Crocs Inc (a)	17,730	420	Medicines Co/The (a)	715	11
G-III Apparel Group Ltd (a)	3,647	84	Momenta Pharmaceuticals Inc (a)	1,076	12
Maidenform Brands Inc (a)	549	13	NPS Pharmaceuticals Inc (a)	18,555	121
Oxford Industries Inc	309	10	Nymox Pharmaceutical Corp (a)	575	5
Steven Madden Ltd (a)	7,234	218	PDL BioPharma Inc	2,639	15
True Religion Apparel Inc (a)	605	16	PharmAthene Inc (a)	1,308	2
Warnaco Group Inc/The (a)	879	40	Sangamo Biosciences Inc (a)	2,012	9
Wolverine World Wide Inc	1,177	39	Seattle Genetics Inc (a)	2,025	39
			Sequenom Inc (a)	1,577	8
		$ 875	StemCells Inc (a)	1	—
Automobile Manufacturers - 0.14%			Transcept Pharmaceuticals Inc (a)	168	1
Wabash National Corp (a)	13,504	64	Vical Inc (a)	2,393	6
					$ 754

Automobile Parts & Equipment - 0.95%			Building Materials - 0.21%
Accuride Corp (a)	201	1
			Eagle Materials Inc	730	12
American Axle & Manufacturing Holdings Inc	528	4	Interline Brands Inc (a)	114	2
(a)
			LSI Industries Inc	11,898	74
Amerigon Inc (a)	822	10	USG Corp (a)	1,026	7
Commercial Vehicle Group Inc (a)	1,078	7
					$ 95
Cooper Tire & Rubber Co	1,258	14
Dana Holding Corp (a)	2,888	30	Chemicals - 1.16%
Dorman Products Inc (a)	402	13	American Vanguard Corp	153	2
Douglas Dynamics Inc	370	5	Balchem Corp	606	23
Meritor Inc (a)	1,523	11	Chemtura Corp (a)	1,197	12
Tenneco Inc (a)	1,250	32	Codexis Inc (a)	908	4
Titan International Inc	10,367	156	Hawkins Inc	318	10
Westport Innovations Inc (a)	5,081	147	HB Fuller Co	119	2
		$ 430	Innophos Holdings Inc	551	22
			Innospec Inc (a)	508	12
Banks - 1.83%			KMG Chemicals Inc	235	3
Arrow Financial Corp	26	—	Kraton Performance Polymers Inc (a)	7,726	125
Bank of the Ozarks Inc	8,376	175	NewMarket Corp	1,661	253
Bridge Bancorp Inc	86	2	Olin Corp	1,138	21
Bryn Mawr Bank Corp	101	2	Omnova Solutions Inc (a)	1,739	6
First Financial Bankshares Inc	384	10	PolyOne Corp	1,629	17
Signature Bank/New York NY (a)	6,437	307
			Quaker Chemical Corp	362	9

See accompanying notes

126

Schedule of Investments
SmallCap Growth Account II
September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Chemicals (continued)			Commercial Services (continued)
TPC Group Inc (a)	314	$ 6	Strayer Education Inc	289	$ 22
		$ 527	SuccessFactors Inc (a)	12,985	298
			Team Health Holdings Inc (a)	621	10
Coal - 0.06%			Team Inc (a)	470	10
Cloud Peak Energy Inc (a)	460	8
			TeleTech Holdings Inc (a)	638	10
Hallador Energy Co	141	1	TMS International Corp (a)	193	1
Patriot Coal Corp (a)	2,004	17
			TNS Inc (a)	608	11
Westmoreland Coal Co (a)	113	1
			Transcend Services Inc (a)	5,813	131
		$ 27	TrueBlue Inc (a)	700	8
Commercial Services - 5.45%			Valassis Communications Inc (a)	1,165	22
ABM Industries Inc	543	10	Viad Corp	110	2
Acacia Research - Acacia Technologies (a)	8,014	288	Wright Express Corp (a)	936	36
Accretive Health Inc (a)	915	19			$ 2,464
Advance America Cash Advance Centers Inc	256	2	Computers - 3.00%
Advisory Board Co/The (a)	2,209	143
			3D Systems Corp (a)	19,846	278
American Public Education Inc (a)	2,778	95
			CACI International Inc (a)	73	4
American Reprographics Co (a)	227	1
			CIBER Inc (a)	21,606	66
AMN Healthcare Services Inc (a)	666	3
			Computer Task Group Inc (a)	10,200	114
Arbitron Inc	630	21	Digimarc Corp (a)	240	6
AVEO Pharmaceuticals Inc (a)	728	11
			Dot Hill Systems Corp (a)	547	1
Avis Budget Group Inc (a)	2,502	24
			Fortinet Inc (a)	15,860	266
Bridgepoint Education Inc (a)	686	12
Capella Education Co (a)	372	11	iGate Corp	1,189	14
			Immersion Corp (a)	15,666	94
Cardtronics Inc (a)	9,453	217
Cenveo Inc (a)	1,082	3	Jack Henry & Associates Inc	2,111	61
			LivePerson Inc (a)	1,287	13
Chemed Corp	495	27	Magma Design Automation Inc (a)	2,501	11
Consolidated Graphics Inc (a)	336	12
			Manhattan Associates Inc (a)	3,863	127
Corporate Executive Board Co	811	24	Mentor Graphics Corp (a)	881	9
Corvel Corp (a)	252	11
			Mitek Systems Inc (a)	10,125	94
CoStar Group Inc (a)	512	27
CRA International Inc (a)	77	2	MTS Systems Corp	379	12
			NCI Inc (a)	50	1
Deluxe Corp	1,212	23	Netscout Systems Inc (a)	892	10
Dollar Thrifty Automotive Group Inc (a)	695	39
			RealD Inc (a)	984	9
Electro Rent Corp	284	4	STEC Inc (a)	9,003	91
ExamWorks Group Inc (a)	618	6
			Stratasys Inc (a)	434	8
Forrester Research Inc	359	12	Super Micro Computer Inc (a)	1,032	13
Grand Canyon Education Inc (a)	601	10
			SYKES Enterprises Inc (a)	158	2
Hackett Group Inc/The (a)	633	2
			Synaptics Inc (a)	883	21
Healthcare Services Group Inc	1,581	26	Syntel Inc	368	16
Heartland Payment Systems Inc	934	18	Unisys Corp (a)	662	10
Hillenbrand Inc	1,511	28	Virtusa Corp (a)	554	7
HMS Holdings Corp (a)	2,024	49
Huron Consulting Group Inc (a)	497	15			$ 1,358
ICF International Inc (a)	256	5	Consumer Products - 0.07%
Insperity Inc	546	12	American Greetings Corp	95	2
Intersections Inc	340	4	AT Cross Co (a)	323	3
K12 Inc (a)	610	16	Oil-Dri Corp of America	37	1
Kenexa Corp (a)	527	8	Spectrum Brands Holdings Inc (a)	494	12
Kforce Inc (a)	1,121	11	WD-40 Co	391	15
Korn/Ferry International (a)	106	1			$ 33
Landauer Inc	210	10
MAXIMUS Inc	848	30	Cosmetics & Personal Care - 0.25%
			Elizabeth Arden Inc (a)	460	13
McGrath Rentcorp	383	9
Medifast Inc (a)	530	9	Inter Parfums Inc	6,364	98
MoneyGram International Inc (a)	2,860	7			$ 111
Monro Muffler Brake Inc	708	23	Distribution & Wholesale - 2.41%
Multi-Color Corp	25	1	Beacon Roofing Supply Inc (a)	1,064	17
National American University Holdings Inc	331	2	Brightpoint Inc (a)	1,092	10
National Research Corp	57	2	Houston Wire & Cable Co	683	8
On Assignment Inc (a)	12,709	90	MWI Veterinary Supply Inc (a)	9,556	658
PAREXEL International Corp (a)	15,099	286	Owens & Minor Inc	1,210	34
PDI Inc (a)	10,907	73	Pool Corp	1,131	30
PRGX Global Inc (a)	717	3	Titan Machinery Inc (a)	183	3
Providence Service Corp/The (a)	111	1	United Stationers Inc	705	19
Quad/Graphics Inc	83	1	Watsco Inc	579	30
Rollins Inc	1,490	28	WESCO International Inc (a)	8,330	279
RPX Corp (a)	357	7			$ 1,088
Sotheby's	1,628	45
Standard Parking Corp (a)	608	10	Diversified Financial Services - 1.15%
Steiner Leisure Ltd (a)	352	14	Aircastle Ltd	214	2
			BGC Partners Inc	1,730	10

See accompanying notes

127

Schedule of Investments
SmallCap Growth Account II
September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Diversified Financial Services (continued)			Energy - Alternate Sources (continued)
Charles Schwab Corp/The	956	$ 11	Headwaters Inc (a)	12,788	$ 18
Cohen & Steers Inc	350	10			$ 154
Credit Acceptance Corp (a)	153	10
Diamond Hill Investment Group Inc	98	7	Engineering & Construction - 0.09%
			Argan Inc (a)	49	—
Duff & Phelps Corp	1,114	12	Dycom Industries Inc (a)	215	3
Encore Capital Group Inc (a)	6,776	148
			Exponent Inc (a)	333	14
Epoch Holding Corp	566	8	MasTec Inc (a)	1,335	24
Evercore Partners Inc - Class A	4,297	98
Financial Engines Inc (a)	5,329	96			$ 41
Higher One Holdings Inc (a)	736	12	Entertainment - 0.91%
Imperial Holdings Inc (a)	560	1	Bluegreen Corp (a)	23,147	49
MarketAxess Holdings Inc	683	18	Churchill Downs Inc	121	5
Portfolio Recovery Associates Inc (a)	407	25	Cinemark Holdings Inc	1,708	32
Pzena Investment Management Inc	298	1	National CineMedia Inc	1,281	19
Stifel Financial Corp (a)	434	12	Shuffle Master Inc (a)	30,308	254
Virtus Investment Partners Inc (a)	196	11	Six Flags Entertainment Corp	1,005	28
Westwood Holdings Group Inc	228	8	Vail Resorts Inc	661	25
World Acceptance Corp (a)	361	20			$ 412
		$ 520
			Environmental Control - 0.31%
Electric - 0.01%			Calgon Carbon Corp (a)	911	13
Atlantic Power Corp	195	3	Clean Harbors Inc (a)	1,127	58
			Darling International Inc (a)	2,815	36
			EnergySolutions Inc (a)	638	2
Electrical Components & Equipment - 0.84%			Metalico Inc (a)	851	3
Acuity Brands Inc	1,032	37
Belden Inc	959	25	Mine Safety Appliances Co	639	17
Coleman Cable Inc (a)	309	3	Tetra Tech Inc (a)	465	9
EnerSys (a)	565	11	TRC Cos Inc (a)	650	2
Generac Holdings Inc (a)	337	6			$ 140
Littelfuse Inc	499	20	Food - 2.09%
Orion Energy Systems Inc (a)	24,952	66
Power-One Inc (a)	21,503	96	Arden Group Inc	41	3
PowerSecure International Inc (a)	8,529	40	B&G Foods Inc	618	10
(a)			Cal-Maine Foods Inc	36	1
Satcon Technology Corp	28,981	28	Chefs' Warehouse Holdings LLC (a)	3,300	39
Universal Display Corp (a)	806	39
			Diamond Foods Inc	5,357	427
Vicor Corp	753	7	Dole Food Co Inc (a)	251	3
		$ 378	Fresh Market Inc/The (a)	4,735	181
			Hain Celestial Group Inc (a)	322	10
Electronics - 2.20%
American Science & Engineering Inc	208	13	J&J Snack Foods Corp	330	16
Analogic Corp	203	9	Lancaster Colony Corp	453	28
			Lifeway Foods Inc (a)	4,516	48
Brady Corp	147	4
Coherent Inc (a)	362	16	Ruddick Corp	638	25
Cymer Inc (a)	290	11	Smart Balance Inc (a)	11,949	70
Daktronics Inc	232	2	Tootsie Roll Industries Inc	506	12
			TreeHouse Foods Inc (a)	484	30
Electro DDi Corp Scientific Industries Inc (a)	103 223	1 2	United Natural Foods Inc (a)	1,121	42
FARO Technologies Inc (a)	14,736	465			$ 945
FEI Co (a)	751	23
Fluidigm Corp (a)	241	3	Forest Products & Paper - 0.71%
II-VI Inc (a)	19,062	333	Deltic Timber Corp	247	15
Kemet Corp (a)	96	1	Neenah Paper Inc	280	4
(a)			Schweitzer-Mauduit International Inc	5,335	298
LeCroy Corp	601	5	Xerium Technologies Inc (a)	422	4
Measurement Specialties Inc (a)	359	9
Multi-Fineline Electronix Inc (a)	65	1			$ 321
Newport Corp (a)	434	5	Gas - 0.02%
OSI Systems Inc (a)	352	12	South Jersey Industries Inc	197	10
Plexus Corp (a)	852	19
Pulse Electronics Corp	1,539	4	Hand & Machine Tools - 0.21%
Rofin-Sinar Technologies Inc (a)	494	9
TTM Technologies Inc (a)	456	4	Franklin Electric Co Inc	518	19
Viasystems Group Inc (a)	83	1	Hardinge Inc	9,550	78
Watts Water Technologies Inc	94	3			$ 97
Woodward Inc	1,465	40	Healthcare - Products - 5.91%
		$ 995	Abaxis Inc (a)	525	12
			ABIOMED Inc (a)	1,186	13
Energy - Alternate Sources - 0.34%			Accuray Inc (a)	2,313	9
Clean Energy Fuels Corp (a)	1,026	11
			Affymetrix Inc (a)	19,084	93
FuelCell Energy Inc (a)	58,107	49
			Align Technology Inc (a)	1,430	22
FutureFuel Corp	250	3	ArthroCare Corp (a)	637	18
Gevo Inc (a)	13,032	73
			AtriCure Inc (a)	515	5

See accompanying notes

128

Schedule of Investments SmallCap Growth Account II September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000's)

Healthcare - Products (continued)				Healthcare - Services (continued)
Atrion Corp	60	$ 12		Emeritus Corp (a)	699	$ 10
Bacterin International Holdings Inc (a)	943	2		Ensign Group Inc/The	626	14
Biolase Technology Inc (a)	16,472	50		Healthsouth Corp (a)	10,154	152
Bruker BioSciences Corp (a)	9,882	134		Healthspring Inc (a)	856	31
Caliper Life Sciences Inc (a)	27,267	285		IPC The Hospitalist Co Inc (a)	381	14
CardioNet Inc (a)	246	1		LHC Group Inc (a)	35	1
Cardiovascular Systems Inc (a)	9,296	106		Metropolitan Health Networks Inc (a)	1,521	7
Cepheid Inc (a)	1,440	56		Molina Healthcare Inc (a)	9,522	147
Chindex International Inc (a)	194	2		RadNet Inc (a)	1,128	3
Columbia Laboratories Inc (a)	2,175	4		Select Medical Holdings Corp (a)	368	2
Conceptus Inc (a)	1,199	13		Sunrise Senior Living Inc (a)	1,575	7
CryoLife Inc (a)	110	—		US Physical Therapy Inc	433	8
Cutera Inc (a)	10,704	76		WellCare Health Plans Inc (a)	993	38
Cyberonics Inc (a)	661	19				$ 682
DexCom Inc (a)	1,535	18
Endologix Inc (a)	1,168	12		Holding Companies - Diversified - 0.02%
Exactech Inc (a)	204	3		Primoris Services Corp	855	9
Genomic Health Inc (a)	411	9
Greatbatch Inc (a)	2,704	54		Home Furnishings - 0.39%
Haemonetics Corp (a)	598	35		DTS Inc/CA (a)	430	11
Hanger Orthopedic Group Inc (a)	644	12		Ethan Allen Interiors Inc	362	5
HeartWare International Inc (a)	2,070	134		Select Comfort Corp (a)	1,125	16
ICU Medical Inc (a)	112	4		Skullcandy Inc (a)	7,967	113
Insulet Corp (a)	1,069	16		TiVo Inc (a)	2,917	27
Integra LifeSciences Holdings Corp (a)	480	17		Universal Electronics Inc (a)	214	3
Invacare Corp	61	1				$ 175
IRIS International Inc (a)	582	5
LCA-Vision Inc (a)	2,726	6		Housewares - 0.02%
Luminex Corp (a)	881	20		Libbey Inc (a)	727	8
MAKO Surgical Corp (a)	746	26
Masimo Corp	1,225	27		Insurance - 0.59%
Medical Action Industries Inc (a)	302	2		American Safety Insurance Holdings Ltd (a)	5,882	108
Medtox Scientific Inc	277	4		Amtrust Financial Services Inc	111	3
Merge Healthcare Inc (a)	1,814	11		Crawford & Co	953	5
Meridian Bioscience Inc	956	15		Maiden Holdings Ltd	20,721	153
Merit Medical Systems Inc (a)	23,763	312				$ 269
Natus Medical Inc (a)	3,877	37
NuVasive Inc (a)	927	16		Internet - 5.34%
NxStage Medical Inc (a)	1,021	21		AboveNet Inc	6,199	332
OraSure Technologies Inc (a)	1,728	14		Ancestry.com Inc (a)	774	18
Orthofix International NV (a)	421	15		Blue Coat Systems Inc (a)	596	8
PSS World Medical Inc (a)	1,305	26		Blue Nile Inc (a)	291	10
Quidel Corp (a)	681	11		Boingo Wireless Inc (a)	181	1
Rockwell Medical Technologies Inc (a)	593	5		BroadSoft Inc (a)	538	16
Sirona Dental Systems Inc (a)	2,770	117		Clicksoftware Technologies Ltd	4,584	36
SonoSite Inc (a)	530	16		Cogent Communications Group Inc (a)	1,075	15
Spectranetics Corp (a)	1,282	9		comScore Inc (a)	772	13
STAAR Surgical Co (a)	17,496	136		Constant Contact Inc (a)	705	12
Stereotaxis Inc (a)	1,652	2		DealerTrack Holdings Inc (a)	730	11
STERIS Corp	1,383	40		Dice Holdings Inc (a)	1,157	9
Symmetry Medical Inc (a)	341	3		eResearchTechnology Inc (a)	929	4
Synergetics USA Inc (a)	815	4		Global Sources Ltd (a)	578	4
Synovis Life Technologies Inc (a)	415	7		GSI Commerce Inc - Escrow Shares (a),(b),(c)	1,616	1
Thoratec Corp (a)	5,813	190		HealthStream Inc (a)	17,431	223
Trinity Biotech PLC ADR	6,701	61		Infospace Inc (a)	171	1
Uroplasty Inc (a)	662	3		IntraLinks Holdings Inc (a)	1,197	9
Vascular Solutions Inc (a)	11,829	135		j2 Global Communications Inc	1,098	30
Volcano Corp (a)	3,182	94		Keynote Systems Inc	7,240	153
West Pharmaceutical Services Inc	421	16		Limelight Networks Inc (a)	19,834	47
Young Innovations Inc	70	2		Lionbridge Technologies Inc (a)	37,471	92
Zoll Medical Corp (a)	511	19		Liquidity Services Inc (a)	454	15
		$ 2,674		LoopNet Inc (a)	651	11
				NIC Inc	1,528	18
Healthcare - Services - 1.51%				OpenTable Inc (a)	575	26
Adcare Health Systems Inc (a)	11,204	47		Overstock.com Inc (a)	444	4
Air Methods Corp (a)	2,541	162		QuinStreet Inc (a)	140	1
Alliance HealthCare Services Inc (a)	871	1		Rackspace Hosting Inc (a)	6,220	212
Bio-Reference Labs Inc (a)	572	10		Responsys Inc (a)	10,962	118
Capital Senior Living Corp (a)	327	2		S1 Corp (a)	276	3
Centene Corp (a)	714	20		Sapient Corp	2,618	27
Continucare Corp (a)	885	6		Shutterfly Inc (a)	604	25
See accompanying notes			129

Schedule of Investments SmallCap Growth Account II September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Internet (continued)			Metal Fabrication & Hardware (continued)
Sourcefire Inc (a)	9,043	$ 242	Worthington Industries Inc	975	$ 14
SPS Commerce Inc (a)	315	5			$ 70
TechTarget Inc (a)	387	2
TeleCommunication Systems Inc (a)	749	3	Mining - 1.00%
			Allied Nevada Gold Corp (a)	8,738	313
TIBCO Software Inc (a)	12,786	286
Travelzoo Inc (a)	211	5	AMCOL International Corp	501	12
			Coeur d'Alene Mines Corp (a)	202	4
ValueClick Inc (a)	9,001	140
VASCO Data Security International Inc (a)	992	5	Globe Specialty Metals Inc	1,600	23
VirnetX Holding Corp (a)	994	15	Gold Resource Corp	651	11
			Golden Minerals Co (a)	400	3
Vocus Inc (a)	5,107	86
			Hecla Mining Co (a)	5,858	31
Web.com Group Inc (a)	13,277	93
			Horsehead Holding Corp (a)	90	1
Websense Inc (a)	965	17
			Materion Corp (a)	59	1
XO Group Inc (a)	656	5
			Midway Gold Corp (a)	3,409	7
Zix Corp (a)	2,437	7
			Noranda Aluminum Holding Corp (a)	834	7
		$ 2,416	Revett Minerals Inc (a)	507	2
Iron & Steel - 0.01%			Stillwater Mining Co (a)	2,616	22
Metals USA Holdings Corp (a)	445	4	United States Lime & Minerals Inc (a)	69	3
			Ur-Energy Inc (a)	3,175	3
			US Gold Corp (a)	2,265	9
Leisure Products & Services - 0.15%
Brunswick Corp/DE	1,834	26			$ 452
Interval Leisure Group Inc (a)	944	13	Miscellaneous Manufacturing - 1.50%
Life Time Fitness Inc (a)	792	29	Actuant Corp	401	8
Town Sports International Holdings Inc (a)	319	2	American Railcar Industries Inc (a)	7,381	113
		$ 70	AZZ Inc	298	12
			Blount International Inc (a)	1,145	15
Lodging - 0.03%			Brink's Co/The	963	22
Ameristar Casinos Inc	748	12	CLARCOR Inc	1,129	47
			Colfax Corp (a)	585	12
Machinery - Diversified - 3.51%			EnPro Industries Inc (a)	328	10
Albany International Corp	181	3	ESCO Technologies Inc	251	6
Altra Holdings Inc (a)	641	7	Fabrinet (a)	783	15
Applied Industrial Technologies Inc	5,089	138	GP Strategies Corp (a)	173	2
Cascade Corp	2,567	86	Hexcel Corp (a)	1,953	43
Chart Industries Inc (a)	8,670	366	John Bean Technologies Corp	640	9
Cognex Corp	685	19	Koppers Holdings Inc	488	12
Columbus McKinnon Corp/NY (a)	569	6	LSB Industries Inc (a)	3,816	110
DXP Enterprises Inc (a)	321	6	Matthews International Corp	436	13
Flow International Corp (a)	14,508	32	Myers Industries Inc	100	1
Global Power Equipment Group Inc (a)	290	7	NL Industries Inc	231	3
Gorman-Rupp Co/The	3,560	88	Park-Ohio Holdings Corp (a)	308	4
iRobot Corp (a)	551	14	Raven Industries Inc	4,119	199
Kadant Inc (a)	111	2	Standex International Corp	77	2
Lindsay Corp	291	16	Sturm Ruger & Co Inc	451	12
Manitex International Inc (a)	11,277	41	Trimas Corp (a)	602	9
Middleby Corp (a)	4,045	285			$ 679
Robbins & Myers Inc	5,214	181
Sauer-Danfoss Inc (a)	267	8	Office Furnishings - 0.17%
Tennant Co	7,791	275	Herman Miller Inc	1,365	24
Twin Disc Inc	316	8	HNI Corp	1,062	20
		$ 1,588	Interface Inc	1,250	15
			Knoll Inc	1,139	16
Media - 0.16%			Steelcase Inc	315	2
Belo Corp	1,003	5			$ 77
Cumulus Media Inc (a)	173	—
Demand Media Inc (a)	296	2	Oil & Gas - 3.56%
			Abraxas Petroleum Corp (a)	31,950	84
DG FastChannel Inc (a)	3,752	64
Nexstar Broadcasting Group Inc (a)	83	1	Alon USA Energy Inc	316	2
Sinclair Broadcast Group Inc	136	1	Apco Oil and Gas International Inc	215	16
			Approach Resources Inc (a)	618	11
		$ 73	ATP Oil & Gas Corp (a)	901	7
Metal Fabrication & Hardware - 0.15%			Berry Petroleum Co	1,217	43
Ampco-Pittsburgh Corp	30	1	Bill Barrett Corp (a)	131	5
Dynamic Materials Corp	499	8	Callon Petroleum Co (a)	1,504	6
Furmanite Corp (a)	1,355	7	Carrizo Oil & Gas Inc (a)	915	20
Haynes International Inc	240	10	Cheniere Energy Inc (a)	14,990	77
NN Inc (a)	616	3	Clayton Williams Energy Inc (a)	220	9
RBC Bearings Inc (a)	410	14	Contango Oil & Gas Co (a)	284	16
RTI International Metals Inc (a)	153	3	CVR Energy Inc	8,906	188
Sun Hydraulics Corp	476	10	Energy XXI Bermuda Ltd (a)	1,771	38
			FX Energy Inc (a)	1,077	4

See accompanying notes

130

Schedule of Investments SmallCap Growth Account II September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Oil & Gas (continued)			Pharmaceuticals (continued)
Georesources Inc (a)	286	$ 5	Lannett Co Inc (a)	130	$ 1
Gulfport Energy Corp (a)	12,537	303	MAP Pharmaceuticals Inc (a)	809	12
Hyperdynamics Corp (a)	3,152	12	Medicis Pharmaceutical Corp	1,186	43
Kodiak Oil & Gas Corp (a)	56,831	297	Medivation Inc (a)	765	13
Magnum Hunter Resources Corp (a)	60,034	198	Nature's Sunshine Products Inc (a)	409	6
Magnum Hunter Resources Corp - Warrants	6,002	—	Nektar Therapeutics (a)	1,511	7
(a),(b),(c)			Neogen Corp (a)	540	19
McMoRan Exploration Co (a)	1,990	20	Neurocrine Biosciences Inc (a)	1,309	8
Northern Oil and Gas Inc (a)	1,325	26	Obagi Medical Products Inc (a)	716	7
Oasis Petroleum Inc (a)	1,422	32	Omega Protein Corp (a)	80	1
Panhandle Oil and Gas Inc	269	8	Onyx Pharmaceuticals Inc (a)	1,310	39
Petroquest Energy Inc (a)	421	2	Optimer Pharmaceuticals Inc (a)	1,736	24
Pioneer Drilling Co (a)	11,452	82	Osiris Therapeutics Inc (a)	567	3
Resolute Energy Corp (a)	1,089	12	Par Pharmaceutical Cos Inc (a)	573	15
Rosetta Resources Inc (a)	1,250	43	Pernix Therapeutics Holdings (a)	140	1
Stone Energy Corp (a)	1,144	19	Pharmacyclics Inc (a)	946	11
Vaalco Energy Inc (a)	239	1	Pharmasset Inc (a)	4,626	381
W&T Offshore Inc	814	11	POZEN Inc (a)	944	2
Warren Resources Inc (a)	438	1	Progenics Pharmaceuticals Inc (a)	803	5
Western Refining Inc (a)	1,157	14	Questcor Pharmaceuticals Inc (a)	1,268	35
		$ 1,612	Sagent Pharmaceuticals Inc (a)	9,401	190
			Salix Pharmaceuticals Ltd (a)	8,532	252
Oil & Gas Services - 2.06%			Savient Pharmaceuticals Inc (a)	1,892	8
Basic Energy Services Inc (a)	11,532	163
			Sciclone Pharmaceuticals Inc (a)	1,287	5
C&J Energy Services Inc (a)	4,196	69
			SIGA Technologies Inc (a)	1,273	4
Complete Production Services Inc (a)	1,863	35
			Spectrum Pharmaceuticals Inc (a)	1,189	9
Dawson Geophysical Co (a)	4,324	102
			Targacept Inc (a)	630	9
Dril-Quip Inc (a)	802	43
			Theravance Inc (a)	6,499	131
Flotek Industries Inc (a)	1,870	9
			USANA Health Sciences Inc (a)	251	7
Global Geophysical Services Inc (a)	664	5
			Vanda Pharmaceuticals Inc (a)	979	5
Gulf Island Fabrication Inc	76	2	Vivus Inc (a)	1,829	15
ION Geophysical Corp (a)	3,091	15
			Zalicus Inc (a)	1,688	2
Key Energy Services Inc (a)	2,612	25
			Zogenix Inc (a)	418	1
Lufkin Industries Inc	711	38			$ 2,663
Matrix Service Co (a)	147	1
Mitcham Industries Inc (a)	249	3	Pipelines - 0.04%
Newpark Resources Inc (a)	239	1	Crosstex Energy Inc	1,358	18
OYO Geospace Corp (a)	166	9
RPC Inc	9,452	154

Targa Resources Corp	332	10	HFF Real Inc Estate (a) - 0.02%	1,115	10
Tesco Corp (a)	21,282	248
Tetra Technologies Inc (a)	316	2
		$ 934	REITS - 2.06%
			Alexander's Inc	46	17
Packaging & Containers - 0.03%			American Assets Trust Inc	711	13
Graphic Packaging Holding Co (a)	3,361	12
			American Campus Communities Inc	731	27
			CBL & Associates Properties Inc	1,082	12
Pharmaceuticals - 5.89%			DuPont Fabros Technology Inc	5,822	115
Acura Pharmaceuticals Inc (a)	455	2	EastGroup Properties Inc	289	11
Akorn Inc (a)	44,233	345	Equity Lifestyle Properties Inc	435	27
Alkermes PLC (a)	18,161	277	Extra Space Storage Inc	846	16
Amicus Therapeutics Inc (a)	583	2	Getty Realty Corp	446	6
Anthera Pharmaceuticals Inc (a)	809	4	Gladstone Commercial Corp	144	2
Ardea Biosciences Inc (a)	644	10	Glimcher Realty Trust	2,208	16
Auxilium Pharmaceuticals Inc (a)	1,095	16	Highwoods Properties Inc	1,289	36
BioScrip Inc (a)	24,370	155	Home Properties Inc	949	54
Biospecifics Technologies Corp (a)	183	3	Investors Real Estate Trust	567	4
Cadence Pharmaceuticals Inc (a)	1,423	9	Kilroy Realty Corp	668	21
Catalyst Health Solutions Inc (a)	6,009	347	LTC Properties Inc	190	5
Corcept Therapeutics Inc (a)	1,506	5	Mid-America Apartment Communities Inc	2,892	174
Depomed Inc (a)	1,970	11	National Health Investors Inc	250	10
Durect Corp (a)	3,111	5	Omega Healthcare Investors Inc	1,983	32
Dusa Pharmaceuticals Inc (a)	1,653	6	Potlatch Corp	459	14
Dyax Corp (a)	2,993	4	PS Business Parks Inc	136	7
Hi-Tech Pharmacal Co Inc (a)	118	4	Summit Hotel Properties Inc	13,984	99
Impax Laboratories Inc (a)	7,247	129	Tanger Factory Outlet Centers	7,409	192
Infinity Pharmaceuticals Inc (a)	701	5	Universal Health Realty Income Trust	231	8
Ironwood Pharmaceuticals Inc (a)	1,204	13	Urstadt Biddle Properties Inc	105	2
Isis Pharmaceuticals Inc (a)	2,280	15	Washington Real Estate Investment Trust	393	11
ISTA Pharmaceuticals Inc (a)	951	3			$ 931
Jazz Pharmaceuticals Inc (a)	522	22

See accompanying notes

131

Schedule of Investments SmallCap Growth Account II September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Retail - 10.42%			Semiconductors (continued)
99 Cents Only Stores (a)	197	$ 4	Amtech Systems Inc (a)	328	$ 3
Aeropostale Inc (a)	1,874	20	Applied Micro Circuits Corp (a)	1,982	11
AFC Enterprises Inc (a)	908	11	ATMI Inc (a)	73	1
America's Car-Mart Inc (a)	167	5	Cabot Microelectronics Corp (a)	207	7
ANN INC (a)	1,214	28	Cavium Inc (a)	5,313	143
Ascena Retail Group Inc (a)	1,490	40	Ceva Inc (a)	576	14
Biglari Holdings Inc (a)	4	1	Cirrus Logic Inc (a)	1,692	25
BJ's Restaurants Inc (a)	7,768	343	Diodes Inc (a)	884	16
Body Central Corp (a)	15,915	289	Entegris Inc (a)	1,616	10
Bravo Brio Restaurant Group Inc (a)	9,996	166	Entropic Communications Inc (a)	3,209	13
Buckle Inc/The	625	24	GT Advanced Technologies Inc (a)	3,153	22
Buffalo Wild Wings Inc (a)	425	25	Hittite Microwave Corp (a)	658	32
Caribou Coffee Co Inc (a)	260	3	Integrated Device Technology Inc (a)	2,335	12
Carrols Restaurant Group Inc (a)	435	4	IXYS Corp (a)	628	7
Casey's General Stores Inc	913	40	Kopin Corp (a)	957	3
Cash America International Inc	234	12	Lattice Semiconductor Corp (a)	1,332	7
Cato Corp/The	649	15	LTX-Credence Corp (a)	979	5
CEC Entertainment Inc	456	13	Mellanox Technologies Ltd (a)	3,574	112
Cheesecake Factory Inc/The (a)	1,353	33	Micrel Inc	1,256	12
Coinstar Inc (a)	736	29	Microsemi Corp (a)	12,419	199
Cost Plus Inc (a)	33,764	213	Mindspeed Technologies Inc (a)	673	3
Cracker Barrel Old Country Store Inc	508	20	MIPS Technologies Inc (a)	1,378	7
Denny's Corp (a)	2,630	9	Monolithic Power Systems Inc (a)	851	9
Destination Maternity Corp	396	5	Netlogic Microsystems Inc (a)	1,407	68
DineEquity Inc (a)	399	15	Omnivision Technologies Inc (a)	1,113	16
Domino's Pizza Inc (a)	546	15	Pericom Semiconductor Corp (a)	120	1
Einstein Noah Restaurant Group Inc	7,726	99	PMC - Sierra Inc (a)	18,916	113
Express Inc	1,283	26	Power Integrations Inc	584	18
Ezcorp Inc (a)	1,117	32	Rambus Inc (a)	2,459	34
Finish Line Inc/The	16,015	320	Rubicon Technology Inc (a)	648	7
First Cash Financial Services Inc (a)	744	31	Semtech Corp (a)	1,634	34
Francesca's Holdings Corp (a)	5,157	109	Silicon Image Inc (a)	2,302	13
Genesco Inc (a)	85	4	TriQuint Semiconductor Inc (a)	3,445	17
GNC Holdings Inc (a)	8,823	177	Ultra Clean Holdings (a)	842	4
Gordmans Stores Inc (a)	189	2	Ultratech Inc (a)	648	11
Hibbett Sports Inc (a)	10,288	349	Veeco Instruments Inc (a)	711	17
HSN Inc	928	31	Volterra Semiconductor Corp (a)	506	10
JOS A Bank Clothiers Inc (a)	655	31			$ 1,043
Kona Grill Inc (a)	3,902	22
Krispy Kreme Doughnuts Inc (a)	1,316	9	Software - 5.73%
			ACI Worldwide Inc (a)	4,837	133
Men's Wearhouse Inc	322	8	Actuate Corp (a)	1,271	7
New York & Co Inc (a)	20,604	66
			Advent Software Inc (a)	783	16
Nu Skin Enterprises Inc	1,318	53
O'Charleys Inc (a)	17,970	107	American Software Inc/Georgia	901	7
			Aspen Technology Inc (a)	2,069	32
Papa John's International Inc (a)	457	14
			athenahealth Inc (a)	813	48
PF Chang's China Bistro Inc	511	14
Pier 1 Imports Inc (a)	1,235	12	Blackbaud Inc	1,087	24
			Blackboard Inc (a)	721	32
Pricesmart Inc	368	23	Bottomline Technologies Inc (a)	825	17
Red Robin Gourmet Burgers Inc (a)	448	11
			Callidus Software Inc (a)	24,025	111
Rue21 Inc (a)	575	13
			CommVault Systems Inc (a)	1,076	40
Rush Enterprises Inc - Class A (a)	7,700	109
Ruth's Hospitality Group Inc (a)	252	1	Computer Programs & Systems Inc	252	17
			Concur Technologies Inc (a)	919	34
Sonic Corp (a)	1,453	10
			CSG Systems International Inc (a)	614	8
Systemax Inc (a)	26	—
			Digi International Inc (a)	145	2
Teavana Holdings Inc (a)	2,780	57
			Dynavox Inc (a)	312	1
Texas Roadhouse Inc	25,713	340
Ulta Salon Cosmetics & Fragrance Inc (a)	10,832	674	Ebix Inc	758	11
			Envestnet Inc (a)	717	7
Vera Bradley Inc (a)	460	17
			Epocrates Inc (a)	214	2
Vitamin Shoppe Inc (a)	9,687	363
Wet Seal Inc/The (a)	33,242	149	Fair Isaac Corp	554	12
			Guidance Software Inc (a)	520	3
Winmark Corp	84	4	inContact Inc (a)	13,131	45
World Fuel Services Corp	940	31	InnerWorkings Inc (a)	990	8
Zumiez Inc (a)	795	14
			Interactive Intelligence Group (a)	8,450	229
		$ 4,714	JDA Software Group Inc (a)	281	7
Savings & Loans - 0.00%			MedAssets Inc (a)	965	9
Westfield Financial Inc	268	2	Medidata Solutions Inc (a)	808	13
			MedQuist Holdings Inc (a)	1,184	9
			MicroStrategy Inc (a)	190	22
Semiconductors - 2.31%			Monotype Imaging Holdings Inc (a)	874	11
Aeroflex Holding Corp (a)	728	7

See accompanying notes

132

Schedule of Investments SmallCap Growth Account II September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Software (continued)			Telecommunications (continued)
Omnicell Inc (a)	592	$ 8	ViaSat Inc (a)	274	$ 9
Opnet Technologies Inc	343	12	Vonage Holdings Corp (a)	2,269	6
Parametric Technology Corp (a)	2,453	38	Westell Technologies Inc (a)	44,428	96
PDF Solutions Inc (a)	846	3			$ 2,992
Pegasystems Inc	342	10
Pervasive Software Inc (a)	9,686	58	Transportation - 1.60%
Progress Software Corp (a)	952	17	Celadon Group Inc	484	4
			Echo Global Logistics Inc (a)	8,702	116
PROS Holdings Inc (a)	7,331	94
QAD Inc (a)	246	3	Forward Air Corp	699	18
			Genesee & Wyoming Inc (a)	953	44
QLIK Technologies Inc (a)	10,579	229
Quality Systems Inc	2,541	247	Golar LNG Ltd	942	30
			Gulfmark Offshore Inc (a)	153	6
Quest Software Inc (a)	687	11
RealPage Inc (a)	613	13	Heartland Express Inc	1,179	16
			HUB Group Inc (a)	6,536	184
Renaissance Learning Inc	164	3
RightNow Technologies Inc (a)	510	17	Knight Transportation Inc	1,448	19
			Old Dominion Freight Line Inc (a)	996	29
Seachange International Inc (a)	473	4
			Pacer International Inc (a)	147	1
SolarWinds Inc (a)	1,393	31
			Quality Distribution Inc (a)	164	1
Synchronoss Technologies Inc (a)	9,340	232
			Roadrunner Transportation Systems Inc (a)	18,122	249
Take-Two Interactive Software Inc (a)	1,756	22
			Swift Transportation Co (a)	853	6
Taleo Corp (a)	7,956	204
Tyler Technologies Inc (a)	765	19			$ 723
Ultimate Software Group Inc (a)	7,862	367	Trucking & Leasing - 0.21%
Verint Systems Inc (a)	517	14	Greenbrier Cos Inc (a)	7,116	83
		$ 2,591	TAL International Group Inc	470	12
Storage & Warehousing - 0.01%					$ 95
Mobile Mini Inc (a)	357	6	Water - 0.00%
			Pennichuck Corp	87	2
Telecommunications - 6.61%
8x8 Inc (a)	2,299	9	TOTAL COMMON STOCKS		$ 41,438
Acme Packet Inc (a)	6,556	279		Maturity
ADTRAN Inc	6,579	174	REPURCHASE AGREEMENTS - 6.20%	Amount (000's)	Value (000's)
Alaska Communications Systems Group Inc	336	2	Banks - 6.20%
Anaren Inc (a)	61	1
			Investment in Joint Trading Account; Credit	$ 722	$ 721
Anixter International Inc	302	14	Suisse Repurchase Agreement; 0.04%
Aruba Networks Inc (a)	14,586	305
AudioCodes Ltd (a)	21,540	67	dated 09/30/11 maturing 10/03/11
Aviat Networks Inc (a)	36,243	85	(collateralized by US Government
Calix Inc (a)	762	6	Securities; $736,073; 1.00% - 3.13%; dated
Cbeyond Inc (a)	1,033	7	04/30/12 - 09/30/13)
Cincinnati Bell Inc (a)	2,217	7	Investment in Joint Trading Account; Deutsche	227	227
			Bank Repurchase Agreement; 0.05% dated
Consolidated Communications Holdings Inc	766	14	09/30/11 maturing 10/03/11 (collateralized
DigitalGlobe Inc (a)	713	14
Extreme Networks (a)	854	2	by US Government Securities; $231,338;
Finisar Corp (a)	10,151	178	0.00% - 5.00%; dated 11/07/11 - 11/17/17)
General Communication Inc (a)	1,552	13	Investment in Joint Trading Account; JP	825	825
Global Crossing Ltd (a)	449	11	Morgan Repurchase Agreement; 0.01%
Globecomm Systems Inc (a)	582	8	dated 09/30/11 maturing 10/03/11
Harmonic Inc (a)	930	4	(collateralized by US Government
			Securities; $841,226; 0.00% - 6.90%; dated
HickoryTech Corp	490	5	11/21/11 - 10/20/26)
IDT Corp - Class B	468	10	Investment in Joint Trading Account; Merrill	1,031	1,031
InterDigital Inc	11,590	540	Lynch Repurchase Agreement; 0.02%
IPG Photonics Corp (a)	10,211	444
Iridium Communications Inc (a)	217	1	dated 09/30/11 maturing 10/03/11
Ixia (a)	11,987	92	(collateralized by US Government
LogMeIn Inc (a)	421	14	Securities; $1,051,532; 0.00% - 8.63%;
NeoPhotonics Corp (a)	224	2	dated 10/13/11 - 04/01/56)
Netgear Inc (a)	943	24			$ 2,804
NTELOS Holdings Corp	703	12	TOTAL REPURCHASE AGREEMENTS		$ 2,804
Numerex Corp (a)	350	2	Total Investments		$ 44,242
Oplink Communications Inc (a)	315	5	Other Assets in Excess of Liabilities, Net - 2.21%		$ 998
OpNext Inc (a)	34,989	44	TOTAL NET ASSETS - 100.00%		$ 45,240
PAETEC Holding Corp (a)	2,163	11
Plantronics Inc	313	9	(a) Non-Income Producing Security
Powerwave Technologies Inc (a)	67,788	117
Premiere Global Services Inc (a)	17,515	112	(b) Security is Illiquid
RF Micro Devices Inc (a)	1,065	7	(c)	Market value is determined in accordance with procedures established in
			good faith by the Board of Directors. At the end of the period, the value of
Shenandoah Telecommunications Co	879	10	these securities totaled $1 or 0.00% of net assets.
ShoreTel Inc (a)	43,282	215
TeleNav Inc (a)	567	5

See accompanying notes

133

Schedule of Investments
SmallCap Growth Account II
September 30, 2011 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 6,683
Unrealized Depreciation		(6,789)
Net Unrealized Appreciation (Depreciation)	$ (106)
Cost for federal income tax purposes	$ 44,348

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		22 .97%
Consumer, Cyclical		17 .57%
Industrial		12 .81%
Communications		12 .55%
Financial		11 .85%
Technology		11 .04%
Energy		6 .06%
Basic Materials		2 .88%
Utilities		0 .04%
Diversified		0 .02%
Other Assets in Excess of Liabilities, Net		2 .21%
TOTAL NET ASSETS		100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; December 2011	Long	58	$ 4,009	$ 3,721	$ (288)
$ (288)

All dollar amounts are shown in thousands (000's)

See accompanying notes

134

Schedule of Investments SmallCap Value Account I September 30, 2011 (unaudited)

COMMON STOCKS - 91.74%	Shares Held	Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000's)

Advertising - 0.03%				Banks - 9.44%
APAC Customer Services Inc (a)	382	$ 3		1st Source Corp	1,756	$ 37
Harte-Hanks Inc	2,187	19		Alliance Financial Corp/NY	1,370	38
Marchex Inc	944	8		Ames National Corp	641	10
		$ 30		Arrow Financial Corp	730	16
				Bancfirst Corp	4,201	140
Aerospace & Defense - 1.76%				Banco Latinoamericano de Comercio Exterior	4,927	75
AAR Corp	1,448	24		SA
Cubic Corp	451	18		BancorpSouth Inc	4,045	36
Curtiss-Wright Corp	5,080	147		Bank of Kentucky Financial Corp	430	9
Ducommun Inc	5,372	80		Bank of Marin Bancorp	404	13
Esterline Technologies Corp (a)	4,197	218
GenCorp Inc (a)	1,164	5		Bank of the Ozarks Inc	3,570	75
				Banner Corp	2,900	37
Kaman Corp	527	15		Boston Private Financial Holdings Inc	11,470	67
Kratos Defense & Security Solutions Inc (a)	8,000	54
LMI Aerospace Inc (a)	11,241	192		Bridge Bancorp Inc	332	6
				Bridge Capital Holdings (a)	682	7
Moog Inc (a)	2,950	96
Orbital Sciences Corp (a)	1,682	21		Bryn Mawr Bank Corp	665	11
Teledyne Technologies Inc (a)	1,299	63		Camden National Corp	1,368	37
				Capital Bank Corp (a)	1,046	2
Triumph Group Inc	12,922	630		Cardinal Financial Corp	5,674	49
		$ 1,563		Cascade Bancorp (a)	2,550	15
Agriculture - 0.24%				Cathay General Bancorp	16,719	190
Alliance One International Inc (a)	6,844	17		Center Bancorp Inc	904	9
Andersons Inc/The	4,517	152		Center Financial Corp (a)	2,750	13
MGP Ingredients Inc	896	4		Century Bancorp Inc/MA	269	6
Universal Corp/VA	1,142	41		Chemical Financial Corp	6,126	94
		$ 214		Citizens & Northern Corp	4,000	59
				Citizens Republic Bancorp Inc (a)	17,955	124
Airlines - 1.48%				City Holding Co	7,041	190
Alaska Air Group Inc (a)	11,549	650		CNB Financial Corp/PA	1,722	22
Hawaiian Holdings Inc (a)	3,770	16		CoBiz Financial Inc	6,000	27
JetBlue Airways Corp (a)	40,016	164		Columbia Banking System Inc	4,392	63
Republic Airways Holdings Inc (a)	33,014	93		Community Bank System Inc	4,287	98
Skywest Inc	4,078	47		Community Trust Bancorp Inc	4,735	111
Spirit Airlines Inc (a)	4,465	56		CVB Financial Corp	30,240	232
US Airways Group Inc (a)	53,045	292		Eagle Bancorp Inc (a)	1,279	15
		$ 1,318		East West Bancorp Inc	3,400	51
				Encore Bancshares Inc (a)	631	7
Apparel - 1.05%
Carter's Inc (a)	496	15		Enterprise Bancorp Inc/MA	435	5
Columbia Sportswear Co	288	13		Enterprise Financial Services Corp	3,831	52
Delta Apparel Inc (a)	427	7		Financial Institutions Inc	5,578	79
Iconix Brand Group Inc (a)	11,139	176		First Bancorp Inc/ME	1,058	13
Jones Group Inc/The	4,327	40		First Bancorp/Troy NC	5,191	52
Maidenform Brands Inc (a)	3,600	84		First Busey Corp	14,187	61
Oxford Industries Inc	6,500	223		First Commonwealth Financial Corp	73,724	273
Perry Ellis International Inc (a)	11,895	224		First Community Bancshares Inc/VA	6,500	66
Quiksilver Inc (a)	6,443	20		First Financial Bancorp	20,134	278
Skechers U.S.A. Inc (a)	1,596	22		First Financial Bankshares Inc	839	22
Warnaco Group Inc/The (a)	2,343	108		First Financial Corp/IN	1,940	54
		$ 932		First Interstate Bancsystem Inc	1,179	13
				First Merchants Corp	6,066	43
Automobile Manufacturers - 0.05%				First Midwest Bancorp Inc/IL	12,650	93
Force Protection Inc (a)	11,200	43		First of Long Island Corp/The	1,354	31
				FirstMerit Corp	8,313	94
				FNB Corp/PA	32,520	279
Automobile Parts & Equipment - 0.33%				Franklin Financial Corp/VA (a)	1,038	11
Accuride Corp (a)	1,808	9
				Fulton Financial Corp	6,800	52
(a) American Axle & Manufacturing Holdings Inc	2,594	20		German American Bancorp Inc	1,739	28
Dana Holding Corp (a)	644	7		Glacier Bancorp Inc	3,494	33
				Great Southern Bancorp Inc	2,184	37

Douglas Dynamics Inc	637	8		Hancock Holding Co	3,830	103
Exide Technologies(a)	4,368	17		Hanmi Financial Corp (a)	48,880	41
Fuel Systems Solutions Inc (a)	709	14
Meritor Inc (a)	2,332	16		Heartland Financial USA Inc	2,027	29
				Heritage Commerce Corp (a)	1,567	6
Miller Industries Inc/TN	882	15		Home Bancshares Inc/AR	1,142	24
Modine Manufacturing Co (a)	2,302	21
Motorcar Parts of America Inc (a)	902	7		Hudson Valley Holding Corp	2,621	46
				Iberiabank Corp	3,413	161
Spartan Motors Inc	2,549	11		Independent Bank Corp/Rockland MA	5,132	111
Standard Motor Products Inc	1,471	19		International Bancshares Corp	10,176	134
Superior Industries International Inc	8,258	128		Lakeland Bancorp Inc	5,815	45
		$ 292		Lakeland Financial Corp	3,086	64
				MainSource Financial Group Inc	10,413	91
See accompanying notes			135

Schedule of Investments
SmallCap Value Account I
September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Banks (continued)			Biotechnology (continued)
MB Financial Inc	2,665	$ 39	Cambrex Corp (a)	2,242	$ 11
Merchants Bancshares Inc	1,161	31	Emergent Biosolutions Inc (a)	2,500	39
Metro Bancorp Inc (a)	1,023	9	Enzo Biochem Inc (a)	2,630	7
Nara Bancorp Inc (a)	8,240	50	Enzon Pharmaceuticals Inc (a)	2,661	19
National Bankshares Inc	522	13	Geron Corp (a)	7,542	16
National Penn Bancshares Inc	16,195	113	Harvard Bioscience Inc (a)	1,617	7
NBT Bancorp Inc	5,174	96	Immunogen Inc (a)	1,603	18
Old National Bancorp/IN	22,703	212	Incyte Corp (a)	7,200	101
OmniAmerican Bancorp Inc (a)	912	12	Inhibitex Inc (a)	1,291	3
Oriental Financial Group Inc	16,399	158	Insmed Inc (a)	1,850	9
Orrstown Financial Services Inc	2,122	28	InterMune Inc (a)	1,245	25
PacWest Bancorp	13,770	192	Lexicon Pharmaceuticals Inc (a)	107,200	99
Park National Corp	1,641	87	Maxygen Inc	2,259	12
Penns Woods Bancorp Inc	308	10	Medicines Co/The (a)	7,188	107
Peoples Bancorp Inc/OH	3,280	36	Nymox Pharmaceutical Corp (a)	250	2
Pinnacle Financial Partners Inc (a)	20,471	224	Pacific Biosciences of California Inc (a)	4,541	14
PrivateBancorp Inc	2,909	22	PDL BioPharma Inc	1,828	10
Prosperity Bancshares Inc	2,273	74	RTI Biologics Inc (a)	15,326	50
Renasant Corp	8,126	104	Sequenom Inc (a)	2,270	12
Republic Bancorp Inc/KY	3,895	69			$ 629
S&T Bancorp Inc	3,573	58
Sandy Spring Bancorp Inc	1,170	17	Building Materials - 0.29%
SCBT Financial Corp	609	15	Comfort Systems USA Inc	1,623	14
Sierra Bancorp	7,986	73	Drew Industries Inc	927	19
			Gibraltar Industries Inc (a)	2,268	18
Simmons First National Corp	2,485	54	Interline Brands Inc (a)	4,892	63
Southside Bancshares Inc	3,595	65	Louisiana-Pacific Corp (a)	5,540	28
Southwest Bancorp Inc/Stillwater OK (a)	13,121	55
State Bancorp Inc/NY	2,829	30	Quanex Building Products Corp	1,847	20
State Bank Financial Corp (a)	1,531	19	Simpson Manufacturing Co Inc	1,773	44
StellarOne Corp	3,100	31	Texas Industries Inc	975	31
Sterling Bancorp/NY	2,413	18	Universal Forest Products Inc	856	21
Sterling Financial Corp/WA (a)	1,143	14			$ 258
Suffolk Bancorp	1,624	14	Chemicals - 1.72%
Susquehanna Bancshares Inc	17,714	97	A Schulman Inc	1,253	21
SVB Financial Group (a)	1,968	73	Aceto Corp	2,000	11
SY Bancorp Inc	2,184	41	American Vanguard Corp	1,397	16
Texas Capital Bancshares Inc (a)	1,811	41	Arch Chemicals Inc	979	46
Tompkins Financial Corp	1,499	53	Chemtura Corp (a)	1,585	16
Tower Bancorp Inc	887	18	Ferro Corp (a)	4,331	27
TowneBank/Portsmouth VA	1,829	21	Georgia Gulf Corp (a)	25,872	357
Trico Bancshares	1,251	15	HB Fuller Co	8,166	148
Trustco Bank Corp NY	9,566	43	Innophos Holdings Inc	2,800	112
Trustmark Corp	6,302	114	Innospec Inc (a)	1,089	27
UMB Financial Corp	7,055	226	Kraton Performance Polymers Inc (a)	702	11
Umpqua Holdings Corp	23,769	209	Minerals Technologies Inc	899	44
Union First Market Bankshares Corp	1,430	15	NewMarket Corp	800	121
United Bankshares Inc	3,719	75	Olin Corp	3,257	59
United Community Banks Inc/GA (a)	14,886	126	OM Group Inc (a)	1,552	40
Univest Corp of Pennsylvania	1,287	17	PolyOne Corp	13,264	142
Virginia Commerce Bancorp Inc (a)	1,807	11	Quaker Chemical Corp	233	6
Washington Banking Co	1,122	11	Rockwood Holdings Inc (a)	2,800	94
Washington Trust Bancorp Inc	2,771	55	Sensient Technologies Corp	2,546	83
Webster Financial Corp	15,100	231	Solutia Inc (a)	7,100	91
WesBanco Inc	4,024	69	Stepan Co	426	29
West Bancorporation Inc	8,608	73	TPC Group Inc (a)	352	7
West Coast Bancorp/OR (a)	4,469	62	Westlake Chemical Corp	600	21
Westamerica Bancorporation	765	29			$ 1,529
Western Alliance Bancorp (a)	3,360	18
Wilshire Bancorp Inc (a)	19,600	54	Coal - 0.23%
Wintrust Financial Corp	1,712	44	Cloud Peak Energy Inc (a)	10,376	176
		$ 8,398	James River Coal Co (a)	1,744	11
			L&L Energy Inc (a)	1,667	5
Beverages - 0.18%			Westmoreland Coal Co (a)	1,939	15
Boston Beer Co Inc (a)	1,900	138
Central European Distribution Corp (a)	3,101	22			$ 207
		$ 160	Commercial Services - 4.45%
			ABM Industries Inc	3,526	68
Biotechnology - 0.71%			Advance America Cash Advance Centers Inc	11,241	83
Affymax Inc (a)	1,359	6	Albany Molecular Research Inc (a)	1,653	5
Ariad Pharmaceuticals Inc (a)	6,200	54	American Reprographics Co (a)	2,371	8
Astex Pharmaceuticals (a)	4,091	8	AMN Healthcare Services Inc (a)	1,609	7

See accompanying notes

136

Schedule of Investments SmallCap Value Account I September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000's)

Commercial Services (continued)				Computers (continued)
Ascent Capital Group Inc (a)	721	$ 28		Netscout Systems Inc (a)	1,800	$ 21
Barrett Business Services Inc	5,569	78		Quantum Corp (a)	11,310	20
Capella Education Co (a)	1,600	45		Radisys Corp (a)	6,052	37
CBIZ Inc (a)	8,648	57		Rimage Corp	2,205	28
Cenveo Inc (a)	21,626	65		Spansion Inc (a)	2,496	31
Consolidated Graphics Inc (a)	4,600	168		SYKES Enterprises Inc (a)	1,854	28
Convergys Corp (a)	12,419	117		Synaptics Inc (a)	1,900	45
CPI Corp	3,200	20		Unisys Corp (a)	6,355	100
CRA International Inc (a)	703	14		Xyratex Ltd	3,514	32
Cross Country Healthcare Inc (a)	2,072	9				$ 1,542
Deluxe Corp	17,800	331
DFC Global Corp (a)	9,742	213		Consumer Products - 1.23%
				ACCO Brands Corp (a)	2,667	13
Electro Rent Corp	824	11
Euronet Worldwide Inc (a)	2,454	39		American Greetings Corp	14,410	267
FTI Consulting Inc (a)	2,049	75		Blyth Inc	2,160	119
				Central Garden and Pet Co (a)	2,400	17
Gartner Inc (a)	1,700	59
				Central Garden and Pet Co - A Shares (a)	2,315	16
Geo Group Inc/The (a)	2,822	52
Global Cash Access Holdings Inc (a)	14,025	36		CSS Industries Inc	576	10
Hackett Group Inc/The (a)	944	4		Ennis Inc	1,278	17
				Helen of Troy Ltd (a)	20,145	506
Heidrick & Struggles International Inc	695	11
Hudson Highland Group Inc (a)	2,530	9		Oil-Dri Corp of America	306	6
				Prestige Brands Holdings Inc (a)	13,457	121
Huron Consulting Group Inc (a)	99	3
				Spectrum Brands Holdings Inc (a)	270	6
ICF International Inc (a)	4,150	78
Insperity Inc	5,800	129				$ 1,098
ITT Educational Services Inc (a)	1,500	86		Cosmetics & Personal Care - 0.06%
Kelly Services Inc	18,508	211		Elizabeth Arden Inc (a)	342	10
Kforce Inc (a)	291	3		Revlon Inc (a)	3,511	43
Korn/Ferry International (a)	2,196	27
						$ 53
Lincoln Educational Services Corp	15,242	123
Live Nation Entertainment Inc (a)	6,042	48		Distribution & Wholesale - 0.33%
Mac-Gray Corp	3,424	44		Brightpoint Inc (a)	4,709	43
MAXIMUS Inc	3,900	136		Core-Mark Holding Co Inc	3,387	104
McGrath Rentcorp	625	15		Owens & Minor Inc	562	16
MoneyGram International Inc (a)	542	1		Scansource Inc (a)	984	29
Multi-Color Corp	760	17		United Stationers Inc	3,708	101
Navigant Consulting Inc (a)	9,714	90				$ 293
On Assignment Inc (a)	2,480	18
Pendrell Corp (a)	4,147	9		Diversified Financial Services - 3.60%
PHH Corp (a)	26,592	428		Aircastle Ltd	9,567	91
Providence Service Corp/The (a)	775	8		Artio Global Investors Inc	6,800	54
				BGC Partners Inc	34,800	210
Quad/Graphics Inc	1,127	20		Calamos Asset Management Inc	6,601	66
Rent-A-Center Inc/TX	16,871	463		CIFC Corp (a)	883	4
Resources Connection Inc	1,985	19		Cohen & Steers Inc	233	7
RSC Holdings Inc (a)	2,900	21
				Cowen Group Inc (a)	51,770	140
Stewart Enterprises Inc	16,989	101		Edelman Financial Group Inc	4,222	27
Team Inc (a)	4,100	86
				Encore Capital Group Inc (a)	4,800	105
TeleTech Holdings Inc (a)	1,500	23
TMS International Corp (a)	572	4		Federal Agricultural Mortgage Corp	760	15
TrueBlue Inc (a)	1,137	13		GFI Group Inc	5,270	21
				Gleacher & Co Inc (a)	64,000	76
United Rentals Inc (a)	2,163	36
				Intl. FCStone Inc (a)	706	15
Viad Corp	3,567	61		Investment Technology Group Inc (a)	10,579	103
Zillow Inc (a)	1,000	27
				JMP Group Inc	1,055	6
		$ 3,960		KBW Inc	1,540	21
Computers - 1.73%				Knight Capital Group Inc (a)	12,997	158
Agilysys Inc (a)	3,800	27		Marlin Business Services Corp (a)	883	10
CACI International Inc (a)	5,967	298		Medley Capital Corp	829	8
CIBER Inc (a)	16,834	51		MF Global Holdings Ltd (a)	6,987	29
Computer Task Group Inc (a)	418	5		National Financial Partners Corp (a)	26,969	296
Cray Inc (a)	10,506	55		Nelnet Inc	19,099	358
Dot Hill Systems Corp (a)	3,277	5		Nicholas Financial Inc	727	7
DST Systems Inc	1,300	57		Ocwen Financial Corp (a)	40,618	537
Dynamics Research Corp (a)	668	6		Oppenheimer Holdings Inc	775	12
Electronics for Imaging Inc (a)	20,284	273		Piper Jaffray Cos (a)	6,498	116
Fusion-io Inc (a)	3,100	59		SeaCube Container Leasing Ltd	14,400	175
Imation Corp (a)	7,047	51		Stifel Financial Corp (a)	1,407	37
Insight Enterprises Inc (a)	7,744	118		SWS Group Inc	10,410	49
Manhattan Associates Inc (a)	3,400	113		Walter Investment Management Corp	1,140	26
Mentor Graphics Corp (a)	2,606	25		World Acceptance Corp (a)	7,500	420
Mercury Computer Systems Inc (a)	4,514	52				$ 3,199
NCI Inc (a)	411	5
See accompanying notes			137

Schedule of Investments
SmallCap Value Account I
September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Electric - 4.41%			Engineering & Construction (continued)
Allete Inc	1,783	$ 65	EMCOR Group Inc	17,183	$ 350
Atlantic Power Corp	3,463	49	Granite Construction Inc	1,654	31
Avista Corp	4,968	119	Insituform Technologies Inc (a)	1,924	22
Black Hills Corp	1,727	53	Layne Christensen Co (a)	959	22
Central Vermont Public Service Corp	2,382	83	MasTec Inc (a)	22,000	387
CH Energy Group Inc	666	35	Michael Baker Corp (a)	623	12
Cleco Corp	11,510	393	Sterling Construction Co Inc (a)	1,260	14
Dynegy Inc (a)	4,544	19	Tutor Perini Corp	6,920	79
El Paso Electric Co	16,179	520	VSE Corp	3,009	78
Empire District Electric Co/The	3,384	65			$ 1,017
IDACORP Inc	11,449	433
MGE Energy Inc	4,071	165	Entertainment - 0.37%
NorthWestern Corp	8,998	288	Churchill Downs Inc	489	19
Otter Tail Corp	3,299	60	Cinemark Holdings Inc	647	12
PNM Resources Inc	16,840	277	International Speedway Corp	1,455	33
			Isle of Capri Casinos Inc (a)	14,374	70
Portland General Electric Co	21,309	505	Multimedia Games Holding Co Inc (a)	1,882	8
UIL Holdings Corp	4,193	138	Pinnacle Entertainment Inc (a)	2,880	26
Unisource Energy Corp	10,507	379	Scientific Games Corp (a)	14,300	102
Westar Energy Inc	10,300	272	Shuffle Master Inc (a)	771	6
		$ 3,918	Speedway Motorsports Inc	2,400	29
Electrical Components & Equipment - 0.59%			Vail Resorts Inc	561	21
A123 Systems Inc (a)	3,152	11			$ 326
Advanced Energy Industries Inc (a)	2,185	19
Belden Inc	1,403	36	Environmental Control - 0.24%
			Darling International Inc (a)	8,000	101
Encore Wire Corp	944	20	EnergySolutions Inc (a)	4,520	16
EnerSys (a)	10,260	205
			Metalico Inc (a)	10,367	40
Generac Holdings Inc (a)	783	15
Littelfuse Inc	5,006	201	Met-Pro Corp	1,028	9
			Tetra Tech Inc (a)	2,422	45
Powell Industries Inc (a)	438	14
Power-One Inc (a)	314	1			$ 211
		$ 522	Food - 1.40%
Electronics - 1.00%			Arden Group Inc	35	3
Analogic Corp	243	11	B&G Foods Inc	5,243	88
Bel Fuse Inc	762	12	Cal-Maine Foods Inc	651	20
			Chefs' Warehouse Holdings LLC (a)	11,600	136
Benchmark Electronics Inc (a)	3,054	40
			Chiquita Brands International Inc (a)	2,346	20
Brady Corp	2,119	56	Dole Food Co Inc (a)	2,191	22
Checkpoint Systems Inc (a)	4,589	62
CTS Corp	1,704	14	Fresh Del Monte Produce Inc	9,585	222
			Hain Celestial Group Inc (a)	1,320	40
Cymer Inc (a)	1,138	42
Daktronics Inc	6,213	53	Ingles Markets Inc	946	14
			M&F Worldwide Corp (a)	768	19
DDi Corp	8,124	58
Electro Scientific Industries Inc (a)	3,000	36	Nash Finch Co	519	14
FEI Co (a)	2,800	84	Ruddick Corp	1,118	44
Kemet Corp (a)	2,102	15	Sanderson Farms Inc	1,081	51
Methode Electronics Inc	2,776	21	Seaboard Corp	16	29
			Seneca Foods Corp (a)	643	13
Multi-Fineline Electronix Inc (a)	560	11
			Smart Balance Inc (a)	2,345	14
Newport Corp (a)	1,288	14
OSI Systems Inc (a)	332	11	Snyders-Lance Inc	2,023	42
Park Electrochemical Corp	1,040	22	Spartan Stores Inc	23,363	362
Plexus Corp (a)	267	6	Tootsie Roll Industries Inc	185	4
			TreeHouse Foods Inc (a)	714	44
Rofin-Sinar Technologies Inc (a)	758	15
Rogers Corp (a)	456	18	Village Super Market Inc	467	11
Sanmina-SCI Corp (a)	4,040	27	Weis Markets Inc	551	20
			Winn-Dixie Stores Inc (a)	2,445	15
TTM Technologies Inc (a)	10,890	104
Viasystems Group Inc (a)	194	3			$ 1,247
Vishay Intertechnology Inc (a)	7,100	59	Forest Products & Paper - 1.22%
Watts Water Technologies Inc	3,256	87	Boise Inc	5,071	26
X-Rite Inc (a)	2,602	10	Buckeye Technologies Inc	23,363	563
		$ 891	Clearwater Paper Corp (a)	1,002	34
Energy - Alternate Sources - 0.44%			Domtar Corp	1,100	75
			KapStone Paper and Packaging Corp (a)	8,423	117
FutureFuel Corp	1,600	16
Green Plains Renewable Energy Inc (a)	11,826	110	Neenah Paper Inc	570	8
KiOR Inc (a)	7,600	158	PH Glatfelter Co	11,966	158
REX American Resources Corp (a)	5,432	92	Schweitzer-Mauduit International Inc	1,348	75
Solazyme Inc (a)	1,300	13	Wausau Paper Corp	2,133	14
			Xerium Technologies Inc (a)	1,200	13
		$ 389
					$ 1,083
Engineering & Construction - 1.14%
Dycom Industries Inc (a)	1,430	22	Gas - 2.19%
			Chesapeake Utilities Corp	1,904	76

See accompanying notes

138

Schedule of Investments SmallCap Value Account I September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000's)

Gas (continued)				Healthcare - Services (continued)
Laclede Group Inc/The	6,153	$ 239		Vanguard Health Systems Inc (a)	12,600	$ 128
New Jersey Resources Corp	6,222	265				$ 1,610
Nicor Inc	1,950	107
Northwest Natural Gas Co	1,170	52		Holding Companies - Diversified - 0.03%
Piedmont Natural Gas Co Inc	3,062	89		Compass Diversified Holdings	1,986	24
South Jersey Industries Inc	3,753	186		Primoris Services Corp	254	3
Southwest Gas Corp	15,451	558				$ 27
WGL Holdings Inc	9,593	375		Home Builders - 0.10%
		$ 1,947		KB Home	3,282	20
Hand & Machine Tools - 0.17%				MDC Holdings Inc	1,599	27
				Meritage Homes Corp (a)	1,197	18
Franklin Electric Co Inc	142	5
Regal-Beloit Corp	3,200	145		Ryland Group Inc	1,978	21
		$ 150				$ 86

Healthcare - Products - 1.19%				Home Furnishings - 0.50%
				Audiovox Corp (a)	1,267	7
Accuray Inc (a)	612	2
				DTS Inc/CA (a)	5,500	137
Affymetrix Inc (a)	3,157	16
Alphatec Holdings Inc (a)	4,161	9		Ethan Allen Interiors Inc	8,767	119
Angiodynamics Inc (a)	1,237	16		Kimball International Inc	2,418	12
				La-Z-Boy Inc (a)	3,175	23
Biolase Technology Inc (a)	1,652	5
				Sealy Corp (a)	3,699	6
Cantel Medical Corp	7,041	149		Select Comfort Corp (a)	5,731	80
CardioNet Inc (a)	1,414	4
				Skullcandy Inc (a)	3,700	52
Columbia Laboratories Inc (a)	1,050	2
				Universal Electronics Inc (a)	665	11
CONMED Corp (a)	9,042	208
CryoLife Inc (a)	2,022	9				$ 447
Cynosure Inc (a)	732	7		Housewares - 0.04%
Exactech Inc (a)	190	3		Lifetime Brands Inc	3,712	36
Greatbatch Inc (a)	14,764	295
Hanger Orthopedic Group Inc (a)	774	15
ICU Medical Inc (a)	439	16		Insurance - 4.52%
Invacare Corp	6,492	150		Alterra Capital Holdings Ltd	10,425	198
IRIS International Inc (a)	382	3		American Equity Investment Life Holding Co	52,998	464
Kensey Nash Corp (a)	1,600	39		American Safety Insurance Holdings Ltd (a)	5,308	98
Medical Action Industries Inc (a)	690	4		Amerisafe Inc (a)	12,052	222
Natus Medical Inc (a)	1,043	10		Amtrust Financial Services Inc	6,961	155
Palomar Medical Technologies Inc (a)	1,421	11		Argo Group International Holdings Ltd	1,214	34
Solta Medical Inc (a)	4,533	6		Aspen Insurance Holdings Ltd	5,950	137
SurModics Inc (a)	1,141	10		Assured Guaranty Ltd	9,400	103
Uroplasty Inc (a)	195	1		Citizens Inc/TX (a)	2,828	18
				CNO Financial Group Inc (a)	75,276	407
West Pharmaceutical Services Inc	717	27
Wright Medical Group Inc (a)	1,849	33		Delphi Financial Group Inc	19,902	429
Young Innovations Inc	284	8		Donegal Group Inc	581	7
				eHealth Inc (a)	1,599	22
		$ 1,058
				Employers Holdings Inc	1,943	25
Healthcare - Services - 1.81%				Enstar Group Ltd (a)	295	28
Almost Family Inc (a)	615	10		FBL Financial Group Inc	4,889	130
Amedisys Inc (a)	1,396	21		First American Financial Corp	5,300	68
American Dental Partners Inc (a)	1,164	11		Flagstone Reinsurance Holdings SA	3,405	26
AMERIGROUP Corp (a)	5,800	226		FPIC Insurance Group Inc (a)	411	17
Amsurg Corp (a)	1,496	34		Global Indemnity PLC (a)	1,066	18
Assisted Living Concepts Inc	13,936	176		Greenlight Capital Re Ltd (a)	926	19
Capital Senior Living Corp (a)	1,394	9		Harleysville Group Inc	600	35
Centene Corp (a)	889	26		Hilltop Holdings Inc (a)	1,706	12
Continucare Corp (a)	397	3		Horace Mann Educators Corp	10,746	122
Five Star Quality Care Inc (a)	42,038	105		Independence Holding Co	550	4
Gentiva Health Services Inc (a)	7,459	41		Infinity Property & Casualty Corp	627	33
Healthsouth Corp (a)	4,507	67		Kansas City Life Insurance Co	330	10
Healthspring Inc (a)	1,471	54		Kemper Corp	1,600	38
Healthways Inc (a)	11,425	112		Maiden Holdings Ltd	2,503	19
Kindred Healthcare Inc (a)	3,436	30		Meadowbrook Insurance Group Inc	10,886	97
LHC Group Inc (a)	1,125	19		MGIC Investment Corp (a)	8,004	15
Magellan Health Services Inc (a)	4,521	218		Montpelier Re Holdings Ltd ADR	3,270	58
Medcath Corp (a)	1,597	22		National Interstate Corp	454	10
Molina Healthcare Inc (a)	1,181	18		National Western Life Insurance Co	109	15
National Healthcare Corp	489	16		Navigators Group Inc/The (a)	580	25
Select Medical Holdings Corp (a)	2,522	17		OneBeacon Insurance Group Ltd	965	13
Skilled Healthcare Group Inc (a)	1,348	5		Platinum Underwriters Holdings Ltd	3,196	98
Sun Healthcare Group Inc (a)	9,148	24		Presidential Life Corp	1,605	13
Sunrise Senior Living Inc (a)	1,081	5		Primerica Inc	1,673	36
Triple-S Management Corp (a)	11,746	197		Primus Guaranty Ltd (a)	1,892	10
Universal American Corp/NY	1,557	16		ProAssurance Corp	2,526	182
See accompanying notes			139

Schedule of Investments
SmallCap Value Account I
September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Insurance (continued)			Lodging (continued)
Protective Life Corp	700	$ 11	Marcus Corp	15,000	$ 149
Radian Group Inc	5,788	13	Monarch Casino & Resort Inc (a)	664	7
RLI Corp	927	59	Orient-Express Hotels Ltd (a)	4,065	28
Safety Insurance Group Inc	641	24			$ 317
Selective Insurance Group Inc	8,122	107
StanCorp Financial Group Inc	1,800	50	Machinery - Construction & Mining - 0.03%
			Astec Industries Inc (a)	991	29
Symetra Financial Corp	25,324	206
Tower Group Inc	2,506	58
United Fire & Casualty Co	919	16	Machinery - Diversified - 1.53%
Universal Insurance Holdings Inc	1,355	5	Alamo Group Inc	449	9
		$ 4,019	Albany International Corp	6,541	119
			Altra Holdings Inc (a)	1,800	21
Internet - 0.75%
1-800-Flowers.com Inc (a)	1,919	4	Applied Industrial Technologies Inc	11,250	306
Archipelago Learning Inc (a)	408	3	Briggs & Stratton Corp	25,058	338
Blue Coat Systems Inc (a)	1,368	19	Cascade Corp	927	31
			Columbus McKinnon Corp/NY (a)	303	3
Boingo Wireless Inc (a)	2,700	19
			Global Power Equipment Group Inc (a)	584	14
Digital River Inc (a)	1,522	32
			Hurco Cos Inc (a)	7,281	148
Earthlink Inc	5,336	35	Intermec Inc (a)	2,980	19
ePlus Inc (a)	284	7
			Intevac Inc (a)	2,508	18
eResearchTechnology Inc (a)	1,776	8
			Kadant Inc (a)	9,413	167
Global Sources Ltd (a)	12,200	83
ICG Group Inc (a)	1,733	16	NACCO Industries Inc	1,184	75
Infospace Inc (a)	1,598	13	Robbins & Myers Inc	2,560	89
KIT Digital Inc (a)	1,509	13			$ 1,357
Pandora Media Inc (a)	2,300	34	Media - 0.77%
QuinStreet Inc (a)	1,815	19	Belo Corp	3,226	16
Responsys Inc (a)	700	7	Central European Media Enterprises Ltd (a)	1,812	14
S1 Corp (a)	2,281	21	Courier Corp	773	5
Safeguard Scientifics Inc (a)	6,282	94	Crown Media Holdings Inc (a)	1,727	2
TeleCommunication Systems Inc (a)	9,392	32	Cumulus Media Inc (a)	1,366	4
United Online Inc	29,713	156	Demand Media Inc (a)	1,200	10
Websense Inc (a)	2,600	45	DG FastChannel Inc (a)	477	8
XO Group Inc (a)	1,079	9	Dolan Co/The (a)	6,771	60
		$ 669	Entercom Communications Corp (a)	21,609	113
			EW Scripps Co (a)	2,454	17
Investment Companies - 0.71%			Fisher Communications Inc (a)	660	15
Apollo Investment Corp	8,501	64	Gray Television Inc (a)	3,789	6
Arlington Asset Investment Corp	522	13	Journal Communications Inc (a)	16,580	49
BlackRock Kelso Capital Corp	3,679	27	Knology Inc (a)	153	2
Capital Southwest Corp	219	16	LIN TV Corp (a)	16,769	37
Fifth Street Finance Corp	3,639	34	McClatchy Co/The (a)	56,317	76
Gladstone Capital Corp	2,800	19	Meredith Corp	1,796	41
Golub Capital BDC Inc	766	11	New York Times Co/The (a)	6,780	39
Kohlberg Capital Corp	1,436	9	Nexstar Broadcasting Group Inc (a)	805	5
Main Street Capital Corp	990	18	Saga Communications Inc (a)	268	8
MCG Capital Corp	14,100	56	Scholastic Corp	1,317	37
New Mountain Finance Corp	544	7	Sinclair Broadcast Group Inc	2,322	17
PennantPark Investment Corp	2,232	20
Prospect Capital Corp	30,380	255	World Wrestling Entertainment Inc	12,100	108
Solar Capital Ltd	1,795	36			$ 689
Solar Senior Capital Ltd	578	8	Metal Fabrication & Hardware - 0.64%
TICC Capital Corp	2,483	20	Ampco-Pittsburgh Corp	603	12
Triangle Capital Corp	1,176	18	Haynes International Inc	210	9
		$ 631	Kaydon Corp	5,696	163
			LB Foster Co	4,034	89
Universal Iron & Steel Stainless - 0.02% & Alloy (a)	548	14	Mueller Industries Inc	1,423	55
			Mueller Water Products Inc - Class A	6,631	16
			Northwest Pipe Co (a)	699	14
Leisure Products & Services - 0.07%			Olympic Steel Inc	687	12
Arctic Cat Inc (a)	951	14	RBC Bearings Inc (a)	339	12
Callaway Golf Co	2,745	14	RTI International Metals Inc (a)	1,309	31
Johnson Outdoors Inc (a)	373	6	Worthington Industries Inc	11,067	155
Life Time Fitness Inc (a)	297	11			$ 568
Marine Products Corp (a)	397	1
Town Sports International Holdings Inc (a)	2,085	15	Mining - 1.01%
			Century Aluminum Co (a)	20,981	188
		$ 61	Coeur d'Alene Mines Corp (a)	18,007	387
Lodging - 0.36%			Golden Star Resources Ltd (a)	11,027	21
Ameristar Casinos Inc	5,600	90	Horsehead Holding Corp (a)	2,040	15
Boyd Gaming Corp (a)	2,712	13	Jaguar Mining Inc (a)	3,598	17
Gaylord Entertainment Co (a)	1,525	30	Kaiser Aluminum Corp	3,694	163

See accompanying notes

140

Schedule of Investments SmallCap Value Account I September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Mining (continued)			Oil & Gas Services (continued)
Materion Corp (a)	941	$ 21	Exterran Holdings Inc (a)	2,726	$ 27
Revett Minerals Inc (a)	6,939	27	Global Industries Ltd (a)	4,480	35
Thompson Creek Metals Co Inc (a)	6,642	40	Gulf Island Fabrication Inc	1,620	33
United States Lime & Minerals Inc (a)	156	6	Helix Energy Solutions Group Inc (a)	11,496	151
USEC Inc (a)	8,956	14	Hornbeck Offshore Services Inc (a)	1,120	28
		$ 899	ION Geophysical Corp (a)	4,600	22
			Key Energy Services Inc (a)	971	9
Miscellaneous Manufacturing - 1.35%			Matrix Service Co (a)	1,735	15
Actuant Corp	2,812	55	Mitcham Industries Inc (a)	343	4
American Railcar Industries Inc (a)	731	11
			Natural Gas Services Group Inc (a)	941	12
Ameron International Corp	392	33	Newpark Resources Inc (a)	9,525	58
AO Smith Corp	1,621	52	RPC Inc	3,193	52
Barnes Group Inc	3,808	73	Tesco Corp (a)	427	5
Brink's Co/The	467	11	Tetra Technologies Inc (a)	8,555	66
Ceradyne Inc (a)	6,622	178
			Union Drilling Inc (a)	1,138	5
Chase Corp	479	5			$ 695
CLARCOR Inc	188	8
Eastman Kodak Co (a)	11,474	9	Packaging & Containers - 0.35%
EnPro Industries Inc (a)	11,179	332	Graphic Packaging Holding Co (a)	23,707	82
ESCO Technologies Inc	963	25	Rock-Tenn Co	4,700	229
GP Strategies Corp (a)	3,908	39			$ 311
Griffon Corp (a)	1,969	16
Hexcel Corp (a)	750	17	Pharmaceuticals - 1.96%
			Achillion Pharmaceuticals Inc (a)	5,300	25
John Bean Technologies Corp	153	2	Alkermes PLC (a)	11,600	177
Koppers Holdings Inc	1,500	38	BioScrip Inc (a)	736	5
Lydall Inc (a)	1,289	11
			Cornerstone Therapeutics Inc (a)	4,065	26
Matthews International Corp	897	28	Depomed Inc (a)	7,700	42
Movado Group Inc	1,290	16	Furiex Pharmaceuticals Inc (a)	742	10
Myers Industries Inc	1,493	15	Hi-Tech Pharmacal Co Inc (a)	535	18
Standex International Corp	4,006	125	Idenix Pharmaceuticals Inc (a)	20,000	100
STR Holdings Inc (a)	1,486	12
			Impax Laboratories Inc (a)	424	8
Tredegar Corp	6,055	90	Lannett Co Inc (a)	650	2
		$ 1,201	Medicis Pharmaceutical Corp	515	19
Office Furnishings - 0.18%			Neurocrine Biosciences Inc (a)	1,043	6
Knoll Inc	4,600	63	Nutraceutical International Corp (a)	748	9
Steelcase Inc	15,769	100	Obagi Medical Products Inc (a)	2,600	24
		$ 163	Omega Protein Corp (a)	15,906	145
			Par Pharmaceutical Cos Inc (a)	10,427	278
Oil & Gas - 1.97%			Pharmasset Inc (a)	1,600	132
Alon USA Energy Inc	6,402	39	PharMerica Corp (a)	32,305	461
Approach Resources Inc (a)	475	8
			Progenics Pharmaceuticals Inc (a)	588	3
Berry Petroleum Co	3,300	117	Sagent Pharmaceuticals Inc (a)	6,200	125
Bill Barrett Corp (a)	2,142	78
			Schiff Nutrition International Inc (a)	655	7
Brigham Exploration Co (a)	2,500	63
			USANA Health Sciences Inc (a)	1,900	52
Callon Petroleum Co (a)	10,400	40
			Viropharma Inc (a)	3,600	65
Comstock Resources Inc (a)	2,356	36
			XenoPort Inc (a)	491	3
CVR Energy Inc	12,300	260			$ 1,742
Delek US Holdings Inc	1,046	12
Endeavour International Corp (a)	1,823	15	Pipelines - 0.05%
Energy Partners Ltd (a)	4,318	48	Crosstex Energy Inc	325	4
Georesources Inc (a)	916	16	SemGroup Corp (a)	2,037	41
Gulfport Energy Corp (a)	3,400	82			$ 45
Harvest Natural Resources Inc (a)	1,449	12
Hercules Offshore Inc (a)	5,881	17	Private Equity - 0.13%
			American Capital Ltd (a)	12,500	85
Parker Drilling Co (a)	5,945	26
Penn Virginia Corp	2,011	11	Gladstone Investment Corp	1,711	12
Petroleum Development Corp (a)	1,040	20	Hercules Technology Growth Capital Inc	1,928	16
Petroquest Energy Inc (a)	17,751	98			$ 113
Pioneer Drilling Co (a)	867	6	Publicly Traded Investment Fund - 0.01%
Stone Energy Corp (a)	9,200	149	THL Credit Inc	693	8
Swift Energy Co (a)	2,083	51
Vaalco Energy Inc (a)	30,887	151
W&T Offshore Inc	13,900	191	Real Estate - 0.08%
Warren Resources Inc (a)	27,862	67	Forestar Group Inc (a)	1,582	17
Western Refining Inc (a)	10,941	136	Sovran Self Storage Inc	1,450	54
		$ 1,749			$ 71

Oil & Gas Services - 0.78%			REITS - 11.59%
C&J Energy Services Inc (a)	2,900	48	Acadia Realty Trust	1,420	27
Cal Dive International Inc (a)	8,500	16	American Campus Communities Inc	10,157	378
Complete Production Services Inc (a)	5,800	109	American Capital Agency Corp	15,700	425

See accompanying notes

141

Schedule of Investments
SmallCap Value Account I
September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

REITS (continued)			REITS (continued)
Anworth Mortgage Asset Corp	61,926	$ 421	Resource Capital Corp	3,048	$ 15
Apollo Commercial Real Estate Finance Inc	894	12	Retail Opportunity Investments Corp	2,263	25
ARMOUR Residential REIT Inc	3,010	20	RLJ Lodging Trust	1,174	15
Ashford Hospitality Trust Inc	60,464	424	Senior Housing Properties Trust	12,800	276
Associated Estates Realty Corp	2,709	41	Starwood Property Trust Inc	3,991	68
BioMed Realty Trust Inc	8,423	140	Strategic Hotels & Resorts Inc (a)	5,568	24
Brandywine Realty Trust	9,500	76	Sun Communities Inc	4,212	148
Campus Crest Communities Inc	1,304	14	Sunstone Hotel Investors Inc (a)	17,660	101
CapLease Inc	23,452	85	Two Harbors Investment Corp	7,386	65
Capstead Mortgage Corp	35,440	409	UMH Properties Inc	865	8
CBL & Associates Properties Inc	18,979	216	Universal Health Realty Income Trust	431	14
Chesapeake Lodging Trust	1,371	17	Urstadt Biddle Properties Inc	1,049	17
Colonial Properties Trust	10,571	192	Washington Real Estate Investment Trust	2,104	59
Colony Financial Inc	1,723	22	Whitestone REIT	560	6
CommonWealth REIT	3,700	70	Winthrop Realty Trust	7,300	63
Coresite Realty Corp	1,068	15			$ 10,305
Cousins Properties Inc	4,025	24
CreXus Investment Corp	3,075	27	Retail - 5.81%
			99 Cents Only Stores (a)	2,049	38
CubeSmart	22,071	188	America's Car-Mart Inc (a)	2,470	72
CYS Investments Inc	3,521	43	Asbury Automotive Group Inc (a)	1,443	24
DCT Industrial Trust Inc	52,207	229
DDR Corp	5,500	60	Barnes & Noble Inc	1,239	15
			Benihana Inc - Class A (a)	996	9
DiamondRock Hospitality Co	36,878	257	Biglari Holdings Inc (a)	355	105
Douglas Emmett Inc	1,100	19
DuPont Fabros Technology Inc	1,584	31	Bob Evans Farms Inc	6,404	183
Dynex Capital Inc	2,111	17	Bon-Ton Stores Inc/The	920	5
EastGroup Properties Inc	2,762	105	Brown Shoe Co Inc	1,891	13
			Build-A-Bear Workshop Inc (a)	1,249	6
Education Realty Trust Inc	3,826	33	Cabela's Inc (a)	25,548	523
Entertainment Properties Trust	7,515	294	Caribou Coffee Co Inc (a)	517	6
Equity Lifestyle Properties Inc	2,820	176
Equity One Inc	2,774	44	Cash America International Inc	9,199	471
			Casual Male Retail Group Inc (a)	3,152	12
Excel Trust Inc	1,345	13	Charming Shoppes Inc (a)	5,095	13
Extra Space Storage Inc	6,267	116	Childrens Place Retail Stores Inc/The (a)	1,989	93
First Industrial Realty Trust Inc (a)	64,557	517
			Collective Brands Inc (a)	3,042	39
First Potomac Realty Trust	2,217	28	Conn's Inc (a)	44,223	318
Franklin Street Properties Corp	3,597	41	Cost Plus Inc (a)	7,921	50
Getty Realty Corp	3,943	57
Gladstone Commercial Corp	421	7	Cracker Barrel Old Country Store Inc	96	4
			Denny's Corp (a)	2,042	7
Glimcher Realty Trust	957	7
Government Properties Income Trust	1,860	40	Dillard's Inc	6,300	273
			Domino's Pizza Inc (a)	19,389	528
Hatteras Financial Corp	3,222	81	Dunkin' Brands Group Inc (a)	1,300	36
Healthcare Realty Trust Inc	3,385	57
Hersha Hospitality Trust	13,176	46	Finish Line Inc/The	15,283	306
Highwoods Properties Inc	1,607	46	Fred's Inc	1,974	21
			Genesco Inc (a)	1,058	55
Home Properties Inc	1,000	57	Gordmans Stores Inc (a)	21	—
Inland Real Estate Corp	3,942	29
Invesco Mortgage Capital Inc	9,583	135	Group 1 Automotive Inc	1,187	42
Investors Real Estate Trust	3,359	24	Haverty Furniture Cos Inc	1,401	14
			hhgregg Inc (a)	1,275	12
iStar Financial Inc (a)	3,998	23
Kilroy Realty Corp	1,533	48	HOT Topic Inc	1,916	15
			Jack in the Box Inc (a)	1,905	38
Kite Realty Group Trust	19,800	73	Kirkland's Inc (a)	1,253	11
LaSalle Hotel Properties	14,211	273
Lexington Realty Trust	76,997	504	Lithia Motors Inc	1,091	16
			Liz Claiborne Inc (a)	3,828	19
LTC Properties Inc	7,823	199	Luby's Inc (a)	1,402	6
Medical Properties Trust Inc	16,029	143
MFA Financial Inc	62,382	438	McCormick & Schmick's Seafood Restaurants	997	7
			Inc (a)
Mission West Properties Inc	1,370	10
Monmouth Real Estate Investment Corp	23,349	185	Men's Wearhouse Inc	2,110	55
			New York & Co Inc (a)	1,836	6
National Health Investors Inc	1,913	81	Office Depot Inc (a)	11,838	24
National Retail Properties Inc	13,076	352	OfficeMax Inc (a)	75,280	365
NorthStar Realty Finance Corp	4,088	13	Papa John's International Inc (a)	300	9
Omega Healthcare Investors Inc	19,300	307	PC Connection Inc (a)	20,224	162
Parkway Properties Inc/Md	20,000	220
Pebblebrook Hotel Trust	2,178	34	Penske Automotive Group Inc	2,206	35
Pennsylvania Real Estate Investment Trust	29,833	231	PEP Boys-Manny Moe & Jack	14,102	140
PennyMac Mortgage Investment Trust	1,435	23	PF Chang's China Bistro Inc	4,437	121
			Pier 1 Imports Inc (a)	3,597	35
Post Properties Inc	2,609	91	Red Robin Gourmet Burgers Inc (a)	698	16
Potlatch Corp	793	25
PS Business Parks Inc	3,550	176	Regis Corp	2,513	35
			Rite Aid Corp (a)	26,936	26
Ramco-Gershenson Properties Trust	7,543	61	Ruby Tuesday Inc (a)	3,281	24
Redwood Trust Inc	3,448	39

See accompanying notes

142

Schedule of Investments
SmallCap Value Account I
September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Retail (continued)			Semiconductors (continued)
Rush Enterprises Inc - Class A (a)	1,611	$ 23	Mindspeed Technologies Inc (a)	25,244	$ 131
Ruth's Hospitality Group Inc (a)	10,787	46	MIPS Technologies Inc (a)	1,151	6
Saks Inc (a)	5,701	50	MKS Instruments Inc	5,622	122
Shoe Carnival Inc (a)	684	16	Monolithic Power Systems Inc (a)	6,319	64
Sonic Automotive Inc	1,989	21	Nanometrics Inc (a)	1,010	15
Stage Stores Inc	13,394	186	Omnivision Technologies Inc (a)	4,443	62
Stein Mart Inc	2,054	13	Pericom Semiconductor Corp (a)	1,740	13
Steinway Musical Instruments Inc (a)	496	11	Photronics Inc (a)	6,621	33
Susser Holdings Corp (a)	603	12	PMC - Sierra Inc (a)	9,400	56
Systemax Inc (a)	5,462	70	Richardson Electronics Ltd/United States	1,059	14
Teavana Holdings Inc (a)	900	18	Rudolph Technologies Inc (a)	2,360	16
Texas Roadhouse Inc	305	4	Semtech Corp (a)	2,400	51
West Marine Inc (a)	1,055	8	Sigma Designs Inc (a)	7,790	61
Wet Seal Inc/The (a)	5,014	22	Silicon Image Inc (a)	1,249	7
World Fuel Services Corp	6,502	212	Skyworks Solutions Inc (a)	2,600	47
		$ 5,170	Standard Microsystems Corp (a)	1,154	22
			Supertex Inc (a)	854	15
Savings & Loans - 1.36%			Tessera Technologies Inc (a)	2,565	31
Astoria Financial Corp	4,225	32	Veeco Instruments Inc (a)	2,517	61
Bank Mutual Corp	3,557	9			$ 2,363
BankFinancial Corp	3,597	24
Berkshire Hills Bancorp Inc	3,415	63	Software - 1.87%
Brookline Bancorp Inc	17,521	135	Accelrys Inc (a)	2,362	14
Charter Financial Corp/GA	508	5	Acxiom Corp (a)	3,948	42
Clifton Savings Bancorp Inc	576	5	Aspen Technology Inc (a)	4,900	75
Dime Community Bancshares Inc	4,436	45	CSG Systems International Inc (a)	4,119	52
ESB Financial Corp	929	10	Digi International Inc (a)	6,140	67
ESSA Bancorp Inc	848	9	Dynavox Inc (a)	7,249	26
First Defiance Financial Corp (a)	727	10	Ebix Inc	1,827	27
First Niagara Financial Group Inc	11,646	107	EPIQ Systems Inc	5,027	63
Flushing Financial Corp	5,298	57	Epocrates Inc (a)	6,400	58
Fox Chase Bancorp Inc	4,588	58	Fair Isaac Corp	809	18
Investors Bancorp Inc (a)	1,706	22	JDA Software Group Inc (a)	10,367	243
Kearny Financial Corp	1,001	9	Mantech International Corp	5,538	174
Northfield Bancorp Inc/NJ	1,374	18	MedAssets Inc (a)	661	6
Northwest Bancshares Inc	4,614	55	Omnicell Inc (a)	1,285	18
OceanFirst Financial Corp	3,740	43	Progress Software Corp (a)	1,324	23
Oritani Financial Corp	12,123	156	Quest Software Inc (a)	4,165	66
Provident Financial Services Inc	17,636	190	Renaissance Learning Inc	654	11
Provident New York Bancorp	2,837	17	Schawk Inc	881	9
Territorial Bancorp Inc	941	18	Seachange International Inc (a)	1,124	9
United Financial Bancorp Inc	1,202	16	SS&C Technologies Holdings Inc (a)	1,248	18
ViewPoint Financial Group	5,285	61	SYNNEX Corp (a)	5,165	135
Westfield Financial Inc	1,551	10	Take-Two Interactive Software Inc (a)	32,100	408
WSFS Financial Corp	700	22	Tangoe Inc (a)	700	8
		$ 1,206	THQ Inc (a)	52,900	91

Semiconductors - 2.66%					$ 1,661
Alpha & Omega Semiconductor Ltd (a)	1,099	9	Storage & Warehousing - 0.14%
Amkor Technology Inc (a)	65,304	285	Mobile Mini Inc (a)	1,335	22
Anadigics Inc (a)	5,044	11	Wesco Aircraft Holdings Inc (a)	9,800	107
ATMI Inc (a)	5,998	95			$ 129
Brooks Automation Inc	13,719	112
Cabot Microelectronics Corp (a)	909	31	Telecommunications - 2.84%
Cohu Inc	1,798	18	Alaska Communications Systems Group Inc	2,693	18
			Anaren Inc (a)	1,022	20
CSR PLC ADR(a)	303	4
DSP Group Inc (a)	6,550	38	Anixter International Inc	2,222	106
			Arris Group Inc (a)	24,295	250
Emulex Corp (a)	3,856	25
Entegris Inc (a)	16,984	108	Atlantic Tele-Network Inc	537	18
Fairchild Semiconductor International Inc (a)	10,600	115	Black Box Corp	7,010	149
			Cincinnati Bell Inc (a)	84,547	261
FormFactor Inc (a)	2,211	14
FSI International Inc (a)	2,908	6	Communications Systems Inc	497	6
GSI Group Inc (a)	1,933	15	Comtech Telecommunications Corp	4,639	131
GSI Technology Inc (a)	3,308	16	Consolidated Communications Holdings Inc	14,852	268
			EchoStar Holding Corp (a)	1,100	25
Integrated Device Technology Inc (a)	4,020	21
			Extreme Networks (a)	4,938	13
Integrated Silicon Solution Inc (a)	9,002	71
			General Communication Inc (a)	3,400	28
IXYS Corp (a)	7,089	77
			GeoEye Inc (a)	1,040	29
Kopin Corp (a)	2,979	10
			Global Crossing Ltd (a)	488	12
Kulicke & Soffa Industries Inc (a)	18,112	135
			Globecomm Systems Inc (a)	505	7
Lattice Semiconductor Corp (a)	4,090	21
			Harmonic Inc (a)	4,494	19
LTX-Credence Corp (a)	56,605	299
			IDT Corp - Class B	4,585	94

See accompanying notes

143

Schedule of Investments
SmallCap Value Account I
September 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)		Maturity

Telecommunications (continued)			REPURCHASE AGREEMENTS - 3.08%	Amount (000's)	Value (000's)
Infinera Corp (a)	4,177	$ 32	Banks - 3.08%
Iridium Communications Inc (a)	2,864	18	Investment in Joint Trading Account; Credit	$ 703	$ 704
Leap Wireless International Inc (a)	2,062	14	Suisse Repurchase Agreement; 0.04%
Loral Space & Communications Inc (a)	429	21	dated 09/30/11 maturing 10/03/11
Neutral Tandem Inc (a)	7,683	74	(collateralized by US Government
Oplink Communications Inc (a)	2,913	44	Securities; $717,487; 1.00% - 3.13%; dated
PAETEC Holding Corp (a)	2,731	14	04/30/12 - 09/30/13)
Plantronics Inc	9,862	280	Investment in Joint Trading Account; Deutsche	221	221
Preformed Line Products Co	150	7	Bank Repurchase Agreement; 0.05% dated
Premiere Global Services Inc (a)	40,121	258	09/30/11 maturing 10/03/11 (collateralized
RF Micro Devices Inc (a)	12,401	79	by US Government Securities; $225,495;
Sonus Networks Inc (a)	8,306	18	0.00% - 5.00%; dated 11/07/11 - 11/17/17)
SureWest Communications	4,287	45	Investment in Joint Trading Account; JP	804	804
Sycamore Networks Inc	819	15	Morgan Repurchase Agreement; 0.01%
Symmetricom Inc (a)	10,260	44	dated 09/30/11 maturing 10/03/11
Tekelec (a)	6,128	37	(collateralized by US Government
TeleNav Inc (a)	74	1	Securities; $819,986; 0.00% - 6.90%; dated
USA Mobility Inc	1,144	15	11/21/11 - 10/20/26)
ViaSat Inc (a)	971	32	Investment in Joint Trading Account; Merrill	1,005	1,005
Vonage Holdings Corp (a)	6,140	16	Lynch Repurchase Agreement; 0.02%
Westell Technologies Inc (a)	3,971	9	dated 09/30/11 maturing 10/03/11
		$ 2,527	(collateralized by US Government
			Securities; $1,024,982; 0.00% - 8.63%;
Textiles - 0.06%			dated 10/13/11 - 04/01/56)
G&K Services Inc	912	24			$ 2,734
Unifirst Corp/MA	712	32	TOTAL REPURCHASE AGREEMENTS		$ 2,734
		$ 56	Total Investments		$ 84,316
Toys, Games & Hobbies - 0.47%			Other Assets in Excess of Liabilities, Net - 5.18%		$ 4,609
Jakks Pacific Inc	22,127	419	TOTAL NET ASSETS - 100.00%		$ 88,925

Transportation - 1.42%			(a) Non-Income Producing Security
Air Transport Services Group Inc (a)	4,154	18
Arkansas Best Corp	1,264	20
Atlas Air Worldwide Holdings Inc (a)	10,508	349
Bristow Group Inc	5,284	224	Unrealized Appreciation (Depreciation)
Celadon Group Inc	575	5	The net federal income tax unrealized appreciation (depreciation) and federal tax
DHT Holdings Inc	5,033	10	cost of investments held as of the period end were as follows:
Excel Maritime Carriers Ltd (a)	3,004	6
Frontline Ltd/Bermuda	2,530	12	Unrealized Appreciation		$ 7,856
Gulfmark Offshore Inc (a)	6,660	242	Unrealized Depreciation		(18,399)
Knightsbridge Tankers Ltd	1,080	18	Net Unrealized Appreciation (Depreciation)		$ (10,543)
Marten Transport Ltd	985	17	Cost for federal income tax purposes		$ 94,859
Nordic American Tankers Ltd	2,069	29
Overseas Shipholding Group Inc	1,130	15	All dollar amounts are shown in thousands (000's)
Pacer International Inc (a)	14,358	54
PHI Inc (a)	1,022	20	Portfolio Summary (unaudited)
Quality Distribution Inc (a)	9,679	87	Sector		Percent
RailAmerica Inc (a)	1,593	21	Financial		34 .52%
Roadrunner Transportation Systems Inc (a)	642	9	Consumer, Non-cyclical		13 .23%
Saia Inc (a)	1,229	13	Consumer, Cyclical		11 .34%
Ship Finance International Ltd	2,207	29	Industrial		10 .79%
Swift Transportation Co (a)	2,793	18	Utilities		6 .82%
Teekay Tankers Ltd	3,271	15	Technology		6 .26%
Werner Enterprises Inc	1,628	34	Communications		4 .39%
		$ 1,265	Basic Materials		3 .97%
			Energy		3 .47%
Trucking & Leasing - 0.28%			Diversified		0 .03%
Amerco Inc (a)	4,031	252
			Other Assets in Excess of Liabilities, Net		5 .18%
			TOTAL NET ASSETS		100.00%
Water - 0.22%
American States Water Co	1,928	65
California Water Service Group	3,758	67
Pico Holdings Inc (a)	999	21
SJW Corp	611	13
York Water Co	1,800	29
		$ 195
TOTAL COMMON STOCKS		$ 81,582

See accompanying notes

144

Schedule of Investments
SmallCap Value Account I
September 30, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; December 2011	Long	61 $	4,223	$ 3,913	$ (310)
					$ (310)
All dollar amounts are shown in thousands (000's)

See accompanying notes

145

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal
LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, and
Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”) , SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio,
SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”), along with Diversified Balanced Account, and Diversified Growth Account invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc.
(the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Asset Allocation Account, Balanced Account, Bond & Mortgage Securities Account, Diversified International Account, Equity Income Account,
Government & High Quality Bond Account, Income Account, International Emerging Markets Account,
LargeCap Blend Account II, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500
Index Account, LargeCap Value Account, LargeCap Value Account III, MidCap Blend Account, MidCap
Stock Account, Principal Capital Appreciation Account, Real Estate Securities Account, Short-Term
Income Account, SmallCap Blend Account, SmallCap Growth Account II, and SmallCap Value Account I
“known as the Accounts” value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal
Management Corporation (the “Manager”) under procedures established and periodically reviewed by the
Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value are ordinarily not reflected in the account’s net asset value. If the Manager reasonably believes events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value will materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which the account does not determine its net asset value, for example weekends and other customary national U.S. holidays, each account’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Account values its securities at amortized cost as permitted under
Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts.
Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date.
The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level
3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market
Account are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940.
Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Account’s assets and liabilities. Certain transfers may occur as a result of the Account’s valuation policies for international securities which involve fair value estimates based on observable market inputs when significant events occur between the local close and the time the net asset value of the Account is calculated. There were no significant transfers into or out of Level 3. As of September 30, 2011, the following amounts were transferred between Levels 1 and 2:

Diversified International Account	$ 297,986,329
International Emerging Markets Account	$ 74,685,798

The following is a summary of the inputs used as of September 30, 2011 in valuing the Funds' securities carried at value (amounts shown in thousands):

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Asset Allocation Account
Bonds	$ —		$ 10,070	$ —	$ 10,070
Common Stocks
Basic Materials		630	466	—	1,096
Communications		2,407	499	—	2,906
Consumer, Cyclical		2,000	337	—	2,337
Consumer, Non-cyclical		5,257	1,240	—	6,497
Diversified		—	117	—	117
Energy		2,587	504	—	3,091
Exchange Traded Funds		288	—	—	288
Financial		3,023	1,208	—	4,231
Industrial		2,450	425	—	2,875
Technology		3,071	111	—	3,182
Utilities		891	384	—	1,275
Municipal Bonds		—	230	—	230
Repurchase Agreements		—	1,791	—	1,791
U.S. Government & Government Agency Obligations		—	14,192	—	14,192
	Total investments in securities $	22,604	$ 31,574	$ —	$ 54,178

Assets

Equity Contracts**
Futures	$ 42		$ —	$ —	$ 42
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —		$ 286	$ —	$ 286
Liabilities
Equity Contracts**
Futures	$ (98)		$ —	$ —	$ (98)
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —		$ (193)	$ —	$ (193)
Interest Rate Contracts**
Futures	$ (10)		$ —	$ —	$ (10)

Balanced Account
Bonds	$ —		$ 10,942	$ 116	$ 11,058
Common Stocks*		27,791	—	—	27,791
Repurchase Agreements		—	952	—	952
U.S. Government & Government Agency Obligations		—	9,335	—	9,335
	Total investments in securities $	27,791	$ 21,229	$ 116	$ 49,136

Bond & Mortgage Securities Account
Bonds	$ —		$ 183,757	$ 3,268	$ 187,025
Common Stocks*		—	—	—	—
Repurchase Agreements		—	12,456	—	12,456
Senior Floating Rate Interests		—	5,497	—	5,497
U.S. Government & Government Agency Obligations		—	145,818	—	145,818
	Total investments in securities $	—	$ 347,528	$ 3,268	$ 350,796
Assets
Credit Contracts**
Credit Default Swaps	$ —		$ 590	$ —	$ 590

Diversified Balanced Account
Investment Companies	$ 269,390		$ —	$ —	$ 269,390
	Total investments in securities $	269,390	$ —	$ —	$ 269,390

Diversified Growth Account
Investment Companies	$ 609,893		$ —	$ —	$ 609,893
	Total investments in securities $	609,893	$ —	$ —	$ 609,893

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Diversified International Account
Common Stocks
Basic Materials	$ 18,135		$ 28,416	$ —	$ 46,551
Communications		2,976	36,441	679	40,096
Consumer, Cyclical		6,643	41,591	—	48,234
Consumer, Non-cyclical		4,635	65,646	—	70,281
Diversified		—	3,324	—	3,324
Energy		7,206	35,430	—	42,636
Financial		18,598	70,015	—	88,613
Industrial		3,423	37,908	—	41,331
Technology		105	18,394	—	18,499
Utilities		821	8,679	—	9,500
Preferred Stocks
Communications		—	504	—	504
Utilities		—	402	—	402
Repurchase Agreements		—	1,648	—	1,648
	Total investments in securities $	62,542	$ 348,398	$ 679	$ 411,619

Equity Income Account
Common Stocks*	$ 573,285		$ —	$ —	$ 573,285
Preferred Stocks*		2,175	—	—	2,175
Repurchase Agreements		—	7,727	—	7,727
	Total investments in securities $	575,460	$ 7,727	$ —	$ 583,187

Government & High Quality Bond Account
Bonds	$ —		$ 149,468	$ 3,413	$ 152,881
Repurchase Agreements		—	6,176	—	6,176
U.S. Government & Government Agency Obligations		—	330,221	—	330,221
	Total investments in securities $	—	$ 485,865	$ 3,413	$ 489,278

Income Account
Bonds	$ —		$ 158,995	$ 1,382	$ 160,377
Common Stocks
Energy		—	—	150	150
Convertible Bonds		—	2,083	—	2,083
Repurchase Agreements		—	10,476	—	10,476
Senior Floating Rate Interests		—	2,781	—	2,781
U.S. Government & Government Agency Obligations		—	59,609	—	59,609
	Total investments in securities $	—	$ 233,944	$ 1,532	$ 235,476

International Emerging Markets Account
Common Stocks
Basic Materials	$ 9,482		$ 6,429	$ —	$ 15,911
Communications		3,137	12,264	1,050	16,451
Consumer, Cyclical		2,964	12,327	—	15,291
Consumer, Non-cyclical		8,909	3,720	—	12,629
Diversified		732	2,924	—	3,656
Energy		8,181	10,718	—	18,899
Financial		8,653	23,070	—	31,723
Industrial		206	6,444	—	6,650
Technology		—	12,363	—	12,363
Utilities		558	883	—	1,441
Preferred Stocks
Communications		—	779	—	779
Utilities		—	438	—	438
	Total investments in securities $	42,822	$ 92,359	$ 1,050	$ 136,231

LargeCap Blend Account II
Common Stocks*	$ 140,565		$ —	$ —	$ 140,565
Repurchase Agreements		—	4,863	—	4,863
	Total investments in securities $	140,565	$ 4,863	$ —	$ 145,428
Liabilities
Equity Contracts**
Futures	$ (279)		$ —	$ —	$ (279)

LargeCap Growth Account
Common Stocks*	$ 168,437		$ —	$ —	$ 168,437
Repurchase Agreements		—	1,854	—	1,854
	Total investments in securities $	168,437	$ 1,854	$ —	$ 170,291

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
LargeCap Growth Account I
Common Stocks
Basic Materials	$ 4,743		$ —	$ —	$ 4,743
Communications		31,217	—	739	31,956
Consumer, Cyclical		21,179	—	—	21,179
Consumer, Non-cyclical		43,418	—	—	43,418
Energy		19,672	—	—	19,672
Financial		6,180	—	—	6,180
Industrial		31,245	—	—	31,245
Technology		42,904	—	—	42,904
Utilities		40	—	—	40
Repurchase Agreements		—	1,551	—	1,551
	Total investments in securities $	200,598	$ 1,551	$ 739	$ 202,888
Liabilities
Equity Contracts**
Futures	$ (224)		$ —	$ —	$ (224)

LargeCap S&P 500 Index Account
Common Stocks*	$ 472,903		$ —	$ —	$ 472,903
Repurchase Agreements		—	21,075	—	21,075
	Total investments in securities $	472,903	$ 21,075	$ —	$ 493,978
Liabilities
Equity Contracts**
Futures	$ (53)		$ —	$ —	$ (53)

LargeCap Value Account
Common Stocks*	$ 176,182		$ —	$ —	$ 176,182
Repurchase Agreements		—	1,945	—	1,945
	Total investments in securities $	176,182	$ 1,945	$ —	$ 178,127
Liabilities
Equity Contracts**
Futures	$ (75)		$ —	$ —	$ (75)

MidCap Blend Account
Common Stocks*	$ 481,263		$ —	$ —	$ 481,263
Repurchase Agreements		—	5,578	—	5,578
	Total investments in securities $	481,263	$ 5,578	$ —	$ 486,841

Money Market Account
Bonds	$ —		$ 23,392	$ —	$ 23,392
Certificate of Deposit		—	1,400	—	1,400
Commercial Paper		—	238,164	—	238,164
Investment Companies*		10,140	—	—	10,140
Municipal Bonds		—	31,985	—	31,985
Repurchase Agreements		—	19,000	—	19,000
	Total investments in securities $	10,140	$ 313,941	$ —	$ 324,081

Principal Capital Appreciation Account
Common Stocks*	$ 130,960		$ —	$ —	$ 130,960
Repurchase Agreements		—	4,129	—	4,129
	Total investments in securities $	130,960	$ 4,129	$ —	$ 135,089

Principal LifeTime 2010 Account
Investment Companies	$ 46,787		$ —	$ —	$ 46,787
	Total investments in securities $	46,787	$ —	$ —	$ 46,787

Principal LifeTime 2020 Account
Investment Companies	$ 181,349		$ —	$ —	$ 181,349
	Total investments in securities $	181,349	$ —	$ —	$ 181,349

Principal LifeTime 2030 Account
Investment Companies	$ 74,789		$ —	$ —	$ 74,789
	Total investments in securities $	74,789	$ —	$ —	$ 74,789

Principal LifeTime 2040 Account
Investment Companies	$ 20,327		$ —	$ —	$ 20,327
	Total investments in securities $	20,327	$ —	$ —	$ 20,327

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Principal LifeTime 2050 Account
Investment Companies	$ 11,741		$ —	$ —	$ 11,741
	Total investments in securities $	11,741	$ —	$ —	$ 11,741

Principal LifeTime Strategic Income Account
Investment Companies	$ 29,017		$ —	$ —	$ 29,017
	Total investments in securities $	29,017	$ —	$ —	$ 29,017

Real Estate Securities Account
Common Stocks*	$ 119,958		$ —	$ —	$ 119,958
Convertible Preferred Stocks
Financial		—	1,473	—	1,473
Repurchase Agreements		—	1,681	—	1,681
	Total investments in securities $	119,958	$ 3,154	$ —	$ 123,112

SAM Balanced Portfolio
Investment Companies	$ 825,879		$ —	$ —	$ 825,879
	Total investments in securities $	825,879	$ —	$ —	$ 825,879

SAM Conservative Balanced Portfolio
Investment Companies	$ 184,984		$ —	$ —	$ 184,984
	Total investments in securities $	184,984	$ —	$ —	$ 184,984

SAM Conservative Growth Portfolio
Investment Companies	$ 197,235		$ —	$ —	$ 197,235
	Total investments in securities $	197,235	$ —	$ —	$ 197,235

SAM Flexible Income Portfolio
Investment Companies	$ 198,078		$ —	$ —	$ 198,078
	Total investments in securities $	198,078	$ —	$ —	$ 198,078

SAM Strategic Growth Portfolio
Investment Companies	$ 135,887		$ —	$ —	$ 135,887
	Total investments in securities $	135,887	$ —	$ —	$ 135,887

Short-Term Income Account
Bonds	$ —		$ 239,954	$ —	$ 239,954
Municipal Bonds		—	1,295	—	1,295
Repurchase Agreements		—	1,944	—	1,944
U.S. Government & Government Agency Obligations		—	1,757	—	1,757
	Total investments in securities $	—	$ 244,950	$ —	$ 244,950
Assets
Interest Rate Contracts**
Futures	$ 36		$ —	$ —	$ 36

SmallCap Blend Account
Common Stocks*	$ 40,072		$ —	$ —	$ 40,072
Repurchase Agreements		—	941	—	941
	Total investments in securities $	40,072	$ 941	$ —	$ 41,013
Liabilities
Equity Contracts**
Futures	$ (27)		$ —	$ —	$ (27)

SmallCap Growth Account II
Common Stocks
Basic Materials	$ 1,304		$ —	$ —	$ 1,304
Communications		5,681	—	1	5,682
Consumer, Cyclical		7,952	—	—	7,952
Consumer, Non-cyclical		10,389	—	—	10,389
Diversified		9	—	—	9
Energy		2,745	—	—	2,745
Financial		2,561	—	—	2,561
Industrial		5,789	—	—	5,789
Technology		4,992	—	—	4,992
Utilities		15	—	—	15
Repurchase Agreements		—	2,804	—	2,804
	Total investments in securities $	41,437	$ 2,804	$ 1	$ 44,242
Liabilities
Equity Contracts**
Futures	$ (288)		$ —	$ —	$ (288)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
SmallCap Value Account I
Common Stocks*	$ 81,582		$ —	$ —	$ 81,582
Repurchase Agreements		—	2,734	—	2,734
	Total investments in securities $	81,582	$ 2,734	$ —	$ 84,316
Liabilities
Equity Contracts**
Futures	$ (310)		$ —	$ —	$ (310)

*For additional detail regarding sector classifications, please see the Schedules of Investments.

**Futures, foreign currency contracts, and swap agreements are valued at the unrealized appreciation/(depreciation) of the instrument.

Accrued
			Discounts/Premiums						Net Change in Unrealized
	Value		and Change in			Transfers Transfers		Value	Appreciation/(Depreciation) on
	December 31,	Realized	Unrealized		Proceeds	into Level	Out of Level	September	Investments Held at September
Account	2010	Gain/(Loss)	Gain/(Loss)	Purchases	from Sales	3*	3*	30, 2011	30, 2011

Balanced Account
Bonds	$ 363	$ (232)	$ 255	$ 5	$ (167)	$ -	$ (108)	$ 116	$ (3)
Total	$ 363	$ (232)	$ 255	$ 5	$ (167)	$ -	$ (108)	$ 116	$ (3)

Bond & Mortgage Securities Account
Bonds	$ 7,785	$ (4,233)	$ 4,510	$ 1,331	$ (2,956)	$ 187	$ (3,356)	$ 3,268	$ (75)
Common Stocks
Technology	11	-	(11)	-	-	-	-	-	(11)
Senior Floating Rate
Interests	40	-	-	-	-	-	(40)	-
Total	$ 7,836	$ (4,233)	$ 4,499	$ 1,331	$ (2,956)	$ 187	$ (3,396)	$ 3,268	$ (86)

Diversified International Account
Common Stocks
Communications	$ -	$ -	$ (23)	$ 281		$ 421	$ -	$ 679	$ 74
Total	$ -	$ -	$ (23)	$ 281	$ -	$ 421	$ -	$ 679	$ 74

Government & High Quality Bond Account
Bonds	$ 8,564	$ -	$ 6	$ 3,023	$ (257)	$ -	$ (7,923)	$ 3,413	$ 6
Total	$ 8,564	$ -	$ 6	$ 3,023	$ (257)	$ -	$ (7,923)	$ 3,413	$ 6

Income Account
Bonds	$ 1,847	$ (1,201)	$ 1,409	$ -	$ (673)	$ -	$ -	$ 1,382	$ 58
Common Stocks
Energy	-	-	149	1		-	-	150	$ 149
Total	$ 1,847	$ (1,201)	$ 1,558	$ 1	$ (673)	$ -	$ -	$ 1,532	$ 207

International Emerging Markets Account
Common Stocks
Communications	$ -	$ -	$ (30)	$ 262		$ 818	$ -	$ 1,050	$ 215
Total	$ -	$ -	$ (30)	$ 262	$ -	$ 818	$ -	$ 1,050	$ 215

LargeCap Growth Account I
Common Stocks
Communications	$ -	$ -	$ 102	$ 637	$ -	$ -	$ -	$ 739	$ 102
Total	$ -	$ -	$ 102	$ 637	$ -	$ -	$ -	$ 739	$ 102

Short-Term Income Account
Bonds	$ 102	$ -	$ -	$ -		$ -	$ (102)	$ -	$ -
Total	$ 102	$ -	$ -	$ -	$ -	$ -	$ (102)	$ -	$ -

SmallCap Growth Account II
Common Stocks
Communications	$ -	$ -	$ 1	$ -	$ -	$ -	$ -	$ 1	$ 1
Total	$ -	$ -	$ 1	$ -	$ -	$ -	$ -	$ 1	$ 1

*Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted - transfer into Level 3 versus securities where trading resumes - transfer out of Level 3
2. Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired - transfer out of Level 3
3. Instances where a security is illiquid - transfer into Level 3 versus securities that are no longer illiquid - transfer out of Level 3.
4. Instances in which a security is not priced by pricing services, transferred into Level 3 versus once security is priced by pricing service, transfer out of Level
3.

The Account’s schedules of investments as of September 30, 2011 have not been audited. This report is provided for the general information of the Account’s shareholders. For more information regarding the Account and its holdings, please see the Account’s prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)
under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Funds, Inc.

By /s/ Nora M. Everett Nora M. Everett, President and CEO

Date 11/21/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett Nora M. Everett, President and CEO

Date 11/21/2011

By /s/ Layne A. Rasmussen Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 11/21/2011